================================================================================
                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               Semi-Annual Report
                                  June 30, 2001
                                   (Unaudited)

================================================================================

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                                TABLE OF CONTENTS

Schedules of Portfolio Investments:
    Total Return Fund ....................................................     3
    Capital Appreciation Fund ............................................     6
    Government Bond Fund .................................................     8
    Money Market Fund ....................................................    10
    Nationwide Small Company Fund ........................................    13
    Nationwide Income Fund ...............................................    20
    Strong NSAT Mid Cap Growth Fund ......................................    22
    Nationwide Strategic Value Fund ......................................    24
    Federated NSAT Equity Income Fund ....................................    26
    Federated NSAT High Income Bond Fund .................................    28
    J.P. Morgan NSAT Balanced Fund .......................................    34
    MAS NSAT Multi Sector Bond Fund ......................................    40
    Nationwide Small Cap Value Fund ......................................    46
    Nationwide Small Cap Growth Fund .....................................    50
    Nationwide Global 50 Fund ............................................    53
    Dreyfus NSAT Mid Cap Index Fund ......................................    55
    Turner NSAT Growth Focus Fund ........................................    61
    Gartmore NSAT Millennium Growth Fund .................................    62
    Gartmore NSAT Global Technology and Communications Fund ..............    64
    Gartmore NSAT Emerging Markets Fund ..................................    66
    Gartmore NSAT International Growth Fund ..............................    68
    Gartmore NSAT Global Health Sciences Fund ............................    71
Statements of Assets and Liabilities .....................................    72
Statements of Operations .................................................    76
Statements of Changes in Net Assets ......................................    80
Financial Highlights .....................................................    91
Notes to Financial Statements ............................................   110

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND

                Schedule of Portfolio Investments -- June 30, 2001
                                   (Unaudited)

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (95.1%)

                 AEROSPACE / DEFENSE  (1.3%)
     119,281     Boeing Co. (The)                              $    6,632,024
     258,400     Goodrich (B.F.) Co.                                9,814,032
      81,104     Lockheed Martin Corp.                              3,004,903
      44,500     Rockwell International Corp.                       1,696,340
      44,897     United Technologies Corp.                          3,289,154
                                                               --------------
                                                                   24,436,453
                                                               --------------
                 AIRLINES  (0.5%)
     495,600     Southwest Airlines Co.                             9,163,644
                                                               --------------
                 ALUMINUM  (0.4%)
      84,153     Alcan Aluminum Ltd.                                3,536,109
     116,424     Alcoa, Inc.                                        4,587,106
                                                               --------------
                                                                    8,123,215
                                                               --------------
                 AUTOMOBILES  (0.4%)
     323,100     Ford Motor Co.                                     7,932,105
                                                               --------------
                 BEVERAGES / ALCOHOLIC  (1.4%)
     637,300     Anheuser-Busch Cos., Inc.                         26,256,760
                                                               --------------
                 BEVERAGES / SOFT DRINK  (1.9%)
     148,500     Coca-Cola Co.                                      6,682,500
     629,400     PepsiCo, Inc.                                     27,819,480
                                                               --------------
                                                                   34,501,980
                                                               --------------
                 BROADCAST MEDIA / CABLE TELEVISION  (2.3%)
     362,800     AOL Time Warner *                                 19,228,400
      53,200     Clear Channel Communications,
                 Inc. *                                             3,335,640
      57,400     Comcast Corp. Special Class A *                    2,491,160
      76,000     Viacom, Inc. Class B *                             3,933,000
     435,181     Walt Disney Co. (The)                             12,572,379
                                                               --------------
                                                                   41,560,579
                                                               --------------
                 CAPITAL GOODS  (4.7%)
     196,070     Cummins Engine, Inc.                               7,587,909
      42,402     Deere & Co.                                        1,604,916
     231,200     Dover Corp.                                        8,704,680
     258,700     Eaton Corp.                                       18,134,870
     180,800     Minnesota Mining &
                 Manufacturing Co.                                 20,629,280
     188,000     PACCAR, Inc.                                       9,666,960
     390,500     Pall Corp.                                         9,188,465
     267,000     Parker-Hannifin Corp.                             11,331,480
                                                               --------------
                                                                   86,848,560
                                                               --------------
                 CHEMICALS  (1.2%)
     111,747     Dow Chemical Co.                                   3,715,588
     164,245     E.I. du Pont de Nemours and Co.                    7,923,179
     244,000     Ecolab, Inc.                                       9,996,680
                                                               --------------
                                                                   21,635,447
                                                               --------------
                 COMMUNICATION EQUIPMENT  (1.0%)
      67,300     CIENA Corp. *                                      2,557,400
     363,465     JDS Uniphase Corp. *                               4,543,313
     134,045     Lucent Technologies, Inc.                            831,079
     467,924     Motorola, Inc.                                     7,748,821
     148,600     Symbol Technologies, Inc.                          3,298,920
                                                               --------------
                                                                   18,979,533
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 COMPUTER EQUIPMENT  (6.0%)
     621,200     Compaq Computer Corp.                         $    9,622,388
     439,420     EMC Corp. *                                       12,765,151
     420,501     Hewlett-Packard Co.                               12,026,329
   1,196,180     Intel Corp.                                       34,988,265
     348,893     International Business
                 Machines Corp.                                    39,424,908
                                                               --------------
                                                                  108,827,041
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (5.9%)
      26,800     Automatic Data Processing, Inc.                    1,331,960
     215,100     Cadence Design Systems, Inc. *                     4,007,313
   1,389,317     Cisco Systems, Inc. *                             25,285,569
      97,000     Computer Associates
                 International, Inc.                                3,492,000
     727,498     Microsoft Corp. *                                 53,107,355
     102,100     Siebel Systems, Inc. *                             4,788,490
     616,596     Sun Microsystems, Inc. *                           9,692,889
      71,600     VERITAS Software Corp. *                           4,763,548
                                                               --------------
                                                                  106,469,124
                                                               --------------
                 CONGLOMERATES  (0.9%)
     276,050     Ingersoll-Rand Co.                                11,373,260
     109,664     Tyco International Ltd.                            5,976,688
                                                               --------------
                                                                   17,349,948
                                                               --------------
                 CONSTRUCTION & BUILDING MATERIALS  (2.6%)
     233,300     Centex Corp.                                       9,506,975
     731,600     Masco Corp.                                       18,260,736
     328,400     Sherwin Williams Co.                               7,290,480
     234,968     Vulcan Materials Co.                              12,629,530
                                                               --------------
                                                                   47,687,721
                                                               --------------
                 CONSUMER DURABLE  (3.1%)
     159,400     Avery Dennison Corp.                               8,137,370
     660,200     Black & Decker Corp.                              26,051,492
     256,600     Fortune Brands, Inc.                               9,843,176
     411,800     Maytag Corp.                                      12,049,268
                                                               --------------
                                                                   56,081,306
                                                               --------------
                 CONSUMER NON-DURABLE  (0.4%)
      41,100     Kimberly-Clark Corp.                               2,297,490
      84,900     Procter & Gamble Co.                               5,416,620
                                                               --------------
                                                                    7,714,110
                                                               --------------
                 CONTAINERS  (0.9%)
     437,000     Sealed Air Corp. *                                16,278,250
                                                               --------------
                 DRUGS  (5.4%)
     389,600     American Home Products Corp.                      22,768,224
      63,000     Amgen, Inc. *                                      3,822,840
      32,600     Eli Lilly & Co.                                    2,412,400
      86,900     Merck & Co., Inc.                                  5,553,779
   1,416,850     Pfizer, Inc.                                      56,744,843
     205,300     Schering-Plough Corp.                              7,440,072
                                                               --------------
                                                                   98,742,158
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND

          SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 ELECTRICAL EQUIPMENT  (0.6%)
     205,400     Cooper Industries, Inc.                         $  8,131,786
      47,858     Emerson Electric Co.                               2,895,409
                                                               --------------
                                                                   11,027,195
                                                               --------------
                 ELECTRONICS  (1.3%)
      42,100     KLA-Tencor Corp. *                                 2,461,587
      79,600     Maxim Integrated Products, Inc.                    3,519,116
     118,719     Solectron Corp. *                                  2,172,558
     499,521     Texas Instruments, Inc.                           15,734,911
                                                               --------------
                                                                   23,888,172
                                                               --------------
                 FINANCIAL / BANKS  (8.5%)
     219,600     Bank of America Corp.                             13,182,588
     407,000     Bank of New York Co., Inc.                        19,536,000
     679,020     Citigroup, Inc.                                   35,879,417
      94,800     First Union Corp.                                  3,312,312
     193,100     Fleet Boston Corp.                                 7,617,795
     132,772     J.P. Morgan Chase & Co.                            5,921,631
     540,538     Mellon Financial Corp.                            24,864,748
     454,670     U.S. Bancorp                                      10,361,929
     697,403     Wells Fargo Co.                                   32,380,421
                                                               --------------
                                                                  153,056,841
                                                               --------------
                 FINANCIAL / MISCELLANEOUS  (2.2%)
     145,800     American Express Co.                               5,657,040
     684,800     MBNA Corp.                                        22,564,160
     190,100     Providian Financial Corp.                         11,253,920
                                                               --------------
                                                                   39,475,120
                                                               --------------
                 FOOD & RELATED  (2.3%)
     160,919     Archer-Daniels-Midland Co.                         2,091,947
     421,000     General Mills, Inc.                               18,431,380
     112,000     Kraft Foods, Inc. *                                3,472,000
     373,100     Philip Morris Cos., Inc.                          18,934,825
                                                               --------------
                                                                   42,930,152
                                                               --------------
                 FURNITURE  (0.6%)
     475,400     Leggett & Platt, Inc.                             10,473,062
                                                               --------------
                 HEALTHCARE  (5.3%)
      97,700     Abbott Laboratories                                4,690,577
     307,500     Boston Scientific Corp. *                          5,227,500
     905,640     Johnson & Johnson                                 45,282,000
     455,670     Manor Care, Inc. *                                14,467,523
     223,900     Medtronic, Inc.                                   10,301,639
     288,000     St. Jude Medical, Inc. *                          17,280,000
                                                               --------------
                                                                   97,249,239
                                                               --------------
                 INSURANCE  (3.0%)
     372,500     American International Group,
                 Inc.                                              32,035,000
     162,400     Chubb Corp.  (The)                                12,574,632
      33,000     CIGNA Corp.                                        3,162,060
      70,000     Loews Corp.                                        4,510,100
     108,600     MetLife, Inc.                                      3,364,428
                                                               --------------
                                                                   55,646,220
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 INTERNET  (0.2%)
     313,300     Internet Infrastructure Holders
                 Trust *                                          $ 3,665,610
                                                               --------------
                 LEISURE PRODUCTS  (1.9%)
   1,367,900     Brunswick Corp.                                   32,870,637
      90,700     Carnival Corp.                                     2,784,490
                                                               --------------
                                                                   35,655,127
                                                               --------------
                 MANUFACTURING  (1.1%)
     330,286     Illinois Tool Works, Inc.                         20,907,104
                                                               --------------
                 METALS & MINING  (0.1%)
      53,315     Inco Ltd. *                                          920,217
                                                               --------------
                 MORTGAGE / ASSET BACKED OBLIGATIONS  (4.0%)
     861,900     Fannie Mae                                        73,390,785
                                                               --------------
                 OIL & GAS  (6.2%)
      34,241     Anadarko Petroleum Corp.                           1,850,041
      93,977     Chevron Corp.                                      8,504,919
      67,450     Enron Corp.                                        3,305,050
     720,750     Exxon Mobil Corp.                                 62,957,512
     317,966     Royal Dutch Petroleum Co.                         18,527,878
     228,370     Texaco, Inc.                                      15,209,442
      23,557     Transocean Sedco Forex, Inc.                         971,726
                                                               --------------
                                                                  111,326,568
                                                               --------------
                 OIL EQUIPMENT & SERVICES  (0.4%)
     149,837     Schlumberger Ltd.                                  7,888,918
                                                               --------------
                 PAPER & FOREST PRODUCTS  (1.2%)
     246,343     International Paper Co.                            8,794,445
     239,213     Weyerhaeuser Co.                                  13,149,539
                                                               --------------
                                                                   21,943,984
                                                               --------------
                 PRINTING & PUBLISHING  (0.8%)
     161,600     Gannett Co., Inc.                                 10,649,440
      55,900     McGraw-Hill Cos., Inc. (The)                       3,697,785
                                                               --------------
                                                                   14,347,225
                                                               --------------
                 RAILROADS  (1.6%)
     369,900     CSX Corp.                                         13,405,176
     794,500     Norfolk Southern Corp.                            16,446,150
                                                               --------------
                                                                   29,851,326
                                                               --------------
                 RESTAURANTS  (0.2%)
     127,400     McDonald's Corp.                                   3,447,444
                                                               --------------
                 RETAIL  (3.4%)
      69,700     Costco Wholesale Corp. *                           2,863,276
     101,400     Gap, Inc.                                          2,940,600
     200,700     Home Depot, Inc.                                   9,342,585
      61,700     Lowe's Cos., Inc.                                  4,476,335
     459,700     Target Corp.                                      15,905,620
      55,800     Toys `R' Us, Inc. *                                1,381,050
     500,400     Wal-Mart Stores, Inc.                             24,419,520
                                                               --------------
                                                                   61,328,986
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND

          SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 RETAIL / FOOD & DRUG  (0.4%)
     155,600     Safeway, Inc. *                               $    7,468,800
                                                               --------------
                 SEMICONDUCTORS  (0.9%)
     241,900     Advanced Micro Devices, Inc. *                     6,986,072
     108,500     Micron Technology, Inc. *                          4,459,350
      98,800     Novellus Systems, Inc. *                           5,610,852
                                                               --------------
                                                                   17,056,274
                                                               --------------
                 SERVICES  (0.5%)
     132,300     IMS Health, Inc.                                   3,770,550
     166,750     KPMG Consulting, Inc. *                            2,559,613
      33,500     Omnicom Group                                      2,881,000
                                                               --------------
                                                                    9,211,163
                                                               --------------
                 TELECOMMUNICATIONS  (5.5%)
     214,667     AT&T Corp.                                         4,722,674
     194,933     AT&T Wireless Group *                              3,187,155
     260,244     BellSouth Corp.                                   10,480,026
     138,700     Broadband Holders Trust                            2,934,892
      15,045     Nextel Communications, Inc. *                        263,288
     184,000     Openware Systems, Inc. *                           6,384,800
      72,300     QUALCOMM, Inc. *                                   4,228,104
     356,803     Qwest Communications
                 International, Inc.                               11,371,312
     321,311     SBC Communications, Inc.                          12,871,718
     195,942     Sprint Corp. (PCS Group) *                         4,731,999
     544,063     Verizon Communications, Inc.                      29,107,370
     189,700     Vodafone Group PLC *                               4,239,795
     491,912     Worldcom, Inc. *                                   6,985,150
                                                               --------------
                                                                  101,508,283
                                                               --------------
                 UTILITIES  (2.6%)
     338,300     Dominion Resources, Inc.                          20,341,978
     123,676     Duke Power Co.                                     4,824,601
      77,121     Exelon Corp.                                       4,944,999
     100,401     Public Service Enterprise
                 Group, Inc.                                        4,909,609
     198,100     TXU Corp.                                          9,546,439
     124,220     Xcel Energy, Inc.                                  3,534,059
                                                               --------------
                                                                   48,101,685
                                                               --------------
                 TOTAL COMMON STOCKS                            1,740,353,434
                                                               --------------
                 DEPOSITARY RECEIPTS  (0.3%)
     125,900     Nasdaq 100 Share Index *                           5,753,630
                                                               --------------
                 TOTAL DEPOSITARY RECEIPTS                          5,753,630

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                          MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (4.2%)
 $40,773,000     Honeywell International, 4.25%,
                 07/02/01                                      $   40,763,373
  36,535,000     Philip Morris Co, 4.17%,
                 07/02/01                                          36,526,515
                                                               --------------
                 TOTAL COMMERCIAL PAPER                            77,289,888
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $1,811,344,488) (A) -
                 (99.6%)                                        1,823,396,952
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.4%)                               7,054,311
                                                               --------------
                 NET ASSETS - (100.0%)                         $1,830,451,263
                                                               ==============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation             $ 234,597,588
         Unrealized depreciation              (222,545,124)
                                             -------------
         Net unrealized appreciation         $  12,052,464
                                             =============

* Denotes a non-income producing security.
See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            CAPITAL APPRECIATION FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                          MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (99.6%)

                 AUTOMOBILES  (0.1%)
      20,256     Ford Motor Co.                                $      497,285
                                                               --------------
                 BROADCAST MEDIA / CABLE TELEVISION  (7.4%)
     229,900     AOL Time Warner, Inc. *                           12,184,700
     331,300     Comcast Corp. Special Class A *                   14,378,421
       9,916     The McGraw-Hill Cos., Inc.                           655,943
      23,017     The Walt Disney Co.                                  664,961
      82,200     Viacom, Inc. Class B *                             4,253,850
                                                               --------------
                                                                   32,137,875
                                                               --------------
                 CAPITAL GOODS  (7.9%)
     546,700     General Electric Co.                              26,651,625
       6,644     Minnesota Mining &
                 Manufacturing Co.                                    758,080
     123,400     Tyco International Ltd.                            6,725,300
                                                               --------------
                                                                   34,135,005
                                                               --------------
                 COMMUNICATION EQUIPMENT  (2.3%)
      43,100     CIENA Corp. *                                      1,637,800
     114,510     Openwave Systems, Inc. *                           3,973,497
      76,360     QUALCOMM, Inc. *                                   4,465,533
                                                               --------------
                                                                   10,076,830
                                                               --------------
                 COMPUTER EQUIPMENT  (4.0%)
     175,075     Dell Computer Corp. *                              4,578,211
     128,750     EMC Corp. *                                        3,740,188
      16,500     Hewlett-Packard Co.                                  471,900
      76,000     International Business Machines
                 Corp.                                              8,588,000
                                                               --------------
                                                                   17,378,299
                                                               --------------
                 COMPUTER NETWORKING  (5.1%)
     236,600     Cabletron Systems, Inc. *                          5,406,310
     783,910     Cisco Systems, Inc. *                             14,267,162
      90,700     Extreme Networks, Inc. *                           2,675,650
                                                               --------------
                                                                   22,349,122
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (12.6%)
      32,300     Brocade Communications
                 Systems, Inc. *                                    1,420,877
     335,400     Microsoft Corp. *                                 24,484,200
     211,500     Oracle Corp. *                                     4,018,500
      59,700     PeopleSoft, Inc. *                                 2,939,031
     211,900     Siebel Systems, Inc. *                             9,938,110
      24,600     SunGard Data Systems, Inc. *                         738,246
     167,250     VERITAS Software Corp. *                          11,127,143
                                                               --------------
                                                                   54,666,107
                                                               --------------
                 CONSUMER GOODS & SERVICES  (0.1%)
       8,633     The Procter & Gamble Co.                             550,785
                                                               --------------
                 DRUGS  (16.6%)
     127,477     American Home Products Corp.                       7,449,756
     160,400     Amgen, Inc. *                                      9,733,072
      22,900     Chiron Corp. *                                     1,167,900
      55,900     Forest Laboratories, Inc. *                        3,968,900
      50,100     Genentech, Inc. *                                  2,760,510
      53,200     Genzyme Corp. *                                    3,245,200
      88,500     IDEC Pharmaceuticals Corp. *                       5,990,565

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)
                 DRUGS  (CONTINUED)

      57,200     MedImmune, Inc. *                             $    2,699,840
     100,630     Merck & Co., Inc.                                  6,431,263
     705,940     Pfizer, Inc.                                      28,272,897
                                                               --------------
                                                                   71,719,903
                                                               --------------
                 ELECTRONICS  (3.2%)
     160,600     Celestica, Inc. *                                  8,270,900
     209,500     Flextronics International Ltd. *                   5,470,045
                                                               --------------
                                                                   13,740,945
                                                               --------------
                 FINANCIAL SERVICES  (8.9%)
      16,167     American Express Co.                                 627,280
      54,833     Bank of America Corp.                              3,291,625
     112,500     Citigroup, Inc.                                    5,944,500
      30,000     Fannie Mae                                         2,554,500
      47,000     Fifth Third Bancorp                                2,822,350
      97,010     Merrill Lynch & Co., Inc.                          5,747,843
      20,364     Morgan Stanley Dean Witter & Co.                   1,307,980
     109,425     Providian Financial Corp.                          6,477,959
      13,159     The Bank of New York Co., Inc.                       631,632
      27,180     U.S. Bancorp                                         619,432
      82,090     Washington Mutual, Inc.                            3,082,480
     122,600     Wells Fargo Co.                                    5,692,318
                                                               --------------
                                                                   38,799,899
                                                               --------------
                 FOOD & BEVERAGE  (1.9%)
      13,780     Anheuser-Busch Companies, Inc.                       567,736
      30,000     Kraft Foods, Inc. Class A *                          930,000
     137,000     PepsiCo, Inc.                                      6,055,400
      14,753     Philip Morris Cos., Inc.                             748,715
                                                               --------------
                                                                    8,301,851
                                                               --------------
                 HEALTHCARE  (2.9%)
     202,600     Johnson & Johnson                                 10,130,000
      51,800     Medtronic, Inc.                                    2,383,318
                                                               --------------
                                                                   12,513,318
                                                               --------------
                 HOTELS / MOTELS  (1.3%)
      64,000     Marriott International, Inc.
                 Class A                                            3,029,760
      69,480     Starwood Hotels & Resorts
                 Worldwide, Inc.                                    2,590,214
                                                               --------------
                                                                    5,619,974
                                                               --------------
                 INSURANCE  (0.4%)
      13,127     American International Group,
                 Inc.                                               1,128,922
       9,517     The Chubb Corp.                                      736,901
                                                               --------------
                                                                    1,865,823
                                                               --------------
                 OIL & GAS  (1.6%)
      27,934     Baker Hughes, Inc.                                   935,789
      16,038     Exxon Mobil Corp.                                  1,400,919
      13,507     Kerr-McGee Corp.                                     895,109
      11,200     The Williams Companies, Inc.                         369,040
      63,530     Transocean Sedco Forex, Inc.                       2,620,612
      21,025     Unocal Corp.                                         718,004
                                                               --------------
                                                                    6,939,473
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            CAPITAL APPRECIATION FUND

          SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 RETAIL  (7.6%)
      82,100     BJ's Wholesale Club, Inc. *                   $    4,372,646
     232,100     Target Corp.                                       8,030,660
     194,000     The Gap, Inc.                                      5,626,000
     197,800     The Home Depot, Inc.                               9,207,590
      41,680     Wal-Mart Stores, Inc.                              2,033,984
     102,100     Williams-Sonoma, Inc. *                            3,963,522
                                                               --------------
                                                                   33,234,402
                                                               --------------
                 SEMICONDUCTORS  (8.7%)
     189,880     Advanced Micro Devices, Inc. *                     5,483,734
      79,600     Analog Devices, Inc. *                             3,442,700
     106,820     Applied Materials, Inc. *                          5,244,862
     230,800     Intel Corp.                                        6,750,900
     104,500     Novellus Systems, Inc. *                           5,934,555
     108,900     QLogic Corp. *                                     7,018,605
      23,200     Texas Instruments, Inc.                              730,800
      80,200     Xilinx, Inc. *                                     3,307,448
                                                               --------------
                                                                   37,913,604
                                                               --------------
                 SERVICES  (0.9%)
      79,040     Sabre Holdings, Inc. *                             3,952,000
                                                               --------------
                 TELECOMMUNICATIONS  (4.1%)
     394,100     Qwest Communications
                 International, Inc.                               12,559,967
      18,700     SBC Communications, Inc.                             749,122
     139,965     Sprint Corp. (PCS Group) *                         3,380,155
      17,506     Verizon Communications, Inc.                         936,571
                                                               --------------
                                                                   17,625,815
                                                               --------------
                 UTILITIES  (2.0%)
     121,820     Calpine Corp. *                                    4,604,796
     110,000     Duke Energy Corp.                                  4,291,100
                                                               --------------
                                                                    8,895,896
                                                               --------------
                 TOTAL COMMON STOCKS                              432,914,211
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (0.3%)
$  1,258,000     Household International, 4.25%,
                 07/02/01                                      $    1,257,703
                                                               --------------
                 TOTAL COMMERCIAL PAPER                             1,257,703
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $453,783,984) (A) -
                 (99.9%)                                          434,171,914
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.1%)                                 512,192
                                                               --------------
                 NET ASSETS - (100.0%)                         $  434,684,106
                                                               ==============


--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation           $  37,632,653
         Unrealized depreciation             (57,244,723)
                                           -------------
         Net unrealized depreciation       $ (19,612,070)
                                           =============

* Denotes a non-income producing security.
See notes to financial statements.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 MORTGAGE-BACKED
                 OBLIGATIONS  (31.2%)

                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  (15.4%)
$  2,453,036     Series 107-F, 8.65%,
                 12/15/04                                        $  2,493,866
  20,000,000     Series 1415-N, 6.75%,
                 11/15/07                                          20,491,600
     780,533     Series 1544-T, 6.50%,
                 07/15/08                                             780,845
   9,000,000     Series 1693-H, 6.00%,
                 12/15/08                                           9,096,930
  12,000,000     Series 2115-PL, 6.00%,
                 11/15/10                                          12,102,720
  11,000,000     Series 2102-TR, 6.00%,
                 10/15/11                                          11,055,220
  19,370,000     Series 2050-PG, 6.00%,
                 12/15/11                                          19,420,749
  11,500,000     Series 2138-JN, 6.00%,
                 12/15/11                                          11,645,130
  12,000,000     Series 2063-PL, 6.25%,
                 04/15/12                                          12,147,240
   3,271,000     Series 2043-VH, 6.50%,
                 05/15/14                                           3,160,898
   4,448,778     Series 1136-H, 6.00%,
                 09/15/21                                           4,466,484
   5,000,000     Series 1583-J, 6.50%,
                 03/15/22                                           5,082,150
   4,750,000     Series 1541-H, 7.00%,
                 10/15/22                                           4,842,293
   4,396,000     Series 1711-PD, 6.75%,
                 06/15/23                                           4,497,636
  15,000,000     Series 2081-PB, 6.25%,
                 06/15/24                                          15,116,700
   3,500,000     Series 2114-PR, 6.00%,
                 01/15/28                                           3,305,575
  10,000,000     Series 2178-PB, 7.00%,
                 08/15/29                                          10,165,100
   9,476,981     Series 2296-H, 6.50%,
                 03/15/31                                           9,095,411
                                                               --------------
                                                                  158,966,547
                                                               --------------
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  (14.8%)
   9,304,550     Pool 73442, 7.08%,
                 05/01/06                                           9,718,592
   9,465,229     Pool 323286, 7.13%,
                 09/01/07                                           9,907,742
   8,923,940     Pool 375593, 6.68%,
                 12/01/07                                           9,195,280
   5,009,374     Pool 380276, 6.34%,
                 04/01/08                                           5,064,584
  14,458,389     Pool 380348, 6.28%,
                 05/01/08                                          14,556,685
   6,664,477     Pool 380538, 6.24%,
                 08/01/08                                           6,694,663
   4,868,592     Pool 381089, 5.70%,
                 01/01/09                                           4,742,075

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 MORTGAGE-BACKED
                 OBLIGATIONS (CONTINUED)
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION (CONTINUED)

$ 11,500,000     Pool 383661, 6.62%,
                 06/01/16                                      $   11,365,234
     307,165     Series 94-100M, 5.50%,
                 09/25/01                                             306,379
  15,207,168     Series 92-68Z, 8.00%,
                 05/25/07                                          15,643,766
   5,000,000     Series 92-192J, 6.50%,
                 08/25/07                                           5,112,800
  10,000,000     Series 98-M1A2, 6.25%,
                 01/25/08                                           9,962,862
   5,000,000     Series 93-114H, 6.50%,
                 07/25/08                                           5,124,750
   3,842,271     Series 93-164C, 6.50%,
                 09/25/08                                           3,866,362
   6,000,376     Series 94-33H, 6.00%,
                 03/25/09                                           6,036,918
   5,034,000     Series 93-188PH, 6.25%,
                 03/25/13                                           5,124,159
  10,519,000     Series 01-13D, 6.00%,
                 12/25/14                                           9,941,381
     561,041     Series 88-25B, 9.25%,
                 10/25/18                                             596,106
     792,689     Series 91-73A, 8.00%,
                 07/25/21                                             823,707
   5,000,000     Series 93-223C, 6.50%,
                 05/25/23                                           5,033,000
  10,000,000     Series 94-76H, 5.00%,
                 02/25/24                                           9,734,100
   5,000,000     Series 99-64 LF, 7.00%,
                 07/25/26                                           5,141,600
                                                               --------------
                                                                  153,692,745
                                                               --------------
                 SHEARSON LEHMAN PRIVATE, CMO  (1.0%)
  10,629,156     5.75%, 05/01/17                                   10,188,896
                                                               --------------
                 TOTAL MORTGAGE-BACKED
                 OBLIGATIONS                                      322,848,188
                                                               --------------

                 U.S. GOVERNMENT AND AGENCY
                 LONG-TERM OBLIGATIONS  (65.9%)
                 FEDERAL FARM CREDIT BANK  (3.0%)
  10,000,000     6.30%, 09/23/04                                   10,350,230
  10,000,000     6.50%, 11/22/05                                   10,384,050
  10,000,000     5.55%, 03/26/08                                    9,819,470
                                                               --------------
                                                                   30,553,750
                                                               --------------
                 FEDERAL HOME LOAN BANK  (14.0%)
  30,000,000     6.38%, 11/14/03                                   30,983,700
  10,000,000     5.43%, 01/29/04                                   10,112,110
  40,000,000     5.25%, 02/13/04                                   40,270,600
   4,135,000     5.74%, 02/25/05                                    4,193,461
   8,500,000     7.32%, 04/21/05                                    9,069,568
  10,000,000     5.25%, 05/13/05                                    9,955,510
   6,395,000     5.80%, 08/12/05                                    6,480,392

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

          SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------

                 U.S. GOVERNMENT AND AGENCY
                 LONG-TERM OBLIGATIONS (CONTINUED)

                 FEDERAL HOME LOAN BANK  (CONTINUED)
$  5,000,000     6.79%, 08/26/05                               $    5,246,700
   5,835,000     5.70%, 06/07/06                                    5,834,737
  16,375,000     5.24%, 12/18/08                                   15,647,197
   6,860,000     5.91%, 04/07/09                                    6,810,581
                                                               --------------
                                                                  144,604,556
                                                               --------------
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  (3.7%)
  20,000,000     6.31%, 02/26/04                                   20,653,280
   5,000,000     6.80%, 08/22/05                                    5,248,445
   6,666,000     5.82%, 12/05/06                                    6,659,681
   5,000,000     6.70%, 01/09/07                                    5,234,425
                                                               --------------
                                                                   37,795,831
                                                               --------------
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  (1.6%)
  10,000,000     5.50%, 05/03/06                                    9,948,670
   7,000,000     5.78%, 06/06/06                                    7,023,198
                                                               --------------
                                                                   16,971,868
                                                               --------------
                 GUARANTEED EXPORT TRUST  (2.5%)
  24,463,014     7.12%, 04/15/06                                   25,745,610
                                                               --------------
                 ISRAEL AID  (1.6%)
  16,390,000     5.63%, 09/15/03                                   16,745,597
                                                               --------------
                 PRIVATE EXPORT FUNDING  (3.7%)
   4,800,000     5.80%, 02/01/04                                    4,944,466
  14,292,000     6.86%, 04/30/04                                   14,968,269
   8,100,000     6.62%, 10/01/05                                    8,448,486
  10,000,000     5.34%, 03/15/06                                    9,902,160
                                                               --------------
                                                                   38,263,381
                                                               --------------
                 RESOLUTION FUNDING CORP.  (2.6%)
  30,000,000     0.00%, 01/15/13                                   15,117,870
  25,000,000     0.00%, 07/15/13                                   12,153,475
                                                               --------------
                                                                   27,271,345
                                                               --------------
                 STRIPPED GOVERNMENT RECEIPTS  (2.6%)
  30,000,000     0.00%, 07/21/03                                   26,967,090
                                                               --------------
                 U.S. TREASURY BONDS  (26.4%)
  15,000,000     10.38%, 11/15/12                                  18,992,580
  35,000,000     12.00%, 08/15/13                                  48,455,855
  45,000,000     11.25%, 02/15/15                                  68,143,364
  27,000,000     7.50%, 11/15/16                                   31,436,451
  35,000,000     8.75%, 05/15/17                                   45,377,255
  30,000,000     9.00%, 11/15/18                                   40,101,570
  17,000,000     8.13%, 08/15/19                                   21,162,433
                                                               --------------
                                                                  273,669,508
                                                               --------------
                 U.S. TREASURY NOTES  (1.6%)
  15,000,000     8.75%, 11/15/08                                   16,377,540
                                                               --------------
                 U.S. TREASURY STRIPS  (2.6%)
  40,000,000     0.00%, 02/15/15                                   17,807,960
  25,000,000     0.00%, 05/15/17                                    9,604,475
                                                               --------------
                                                                   27,412,435
                                                               --------------
                 TOTAL U.S. GOVERNMENT AND
                 AGENCY LONG-TERM
                 OBLIGATIONS                                      682,378,511
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------


                 REPURCHASE AGREEMENT  (3.4%)
$ 35,559,729     Fifth Third Bank, 3.84%,
                 07/02/01 (Collateralized
                 by FHLMC)                                     $   35,559,729
                                                               --------------
                 TOTAL REPURCHASE
                 AGREEMENT                                         35,559,729
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $1,029,562,296) (A) -
                 (100.5%)                                       1,040,786,428
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-0.5%)                            (5,690,153)
                                                               --------------
                 NET ASSETS - (100.0%)                         $1,035,096,275
                                                               ==============

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation             $17,049,825
         Unrealized depreciation              (5,825,693)
                                             -----------
         Net unrealized appreciation         $11,224,132
                                             ===========

* Denotes a non-income producing security.

CMO      Collateralized Mortgage Obligation
FHLMC    Federal Home Loan Mortgage Corporation
STRIPS   Separate Trading of Registered Interest and Principal Securities

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                MONEY MARKET FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CANADIAN GOVERNMENT
                 OBLIGATIONS  (2.2%)

$    11,610,000  British Columbia (Province),
                 4.13%, 07/26/01                               $   11,576,702
     10,300,000  British Columbia (Province),
                 4.13%, 07/30/01                                   10,265,732
     30,000,000  British Columbia (Province),
                 4.70%, 09/10/01                                   29,721,917
                                                               --------------
                 TOTAL CANADIAN
                 GOVERNMENT OBLIGATIONS                            51,564,351
                                                               --------------
                 COMMERCIAL PAPER  (89.9%)
                 ASSET BACKED SECURITIES  (10.4%)
     15,000,000  Delaware Funding Corp. (Private
                 Placement*), 3.96%, 07/17/01                      14,973,600
     10,000,000  Delaware Funding Corp. (Private
                 Placement*), 3.83%, 07/19/01                       9,980,850
     30,000,000  Delaware Funding Corp. (Private
                 Placement*), 3.79%, 07/20/01                      29,939,992

     10,000,000  DELAWARE FUNDING CORP. (PRIVATE
                 Placement*), 3.82%, 08/10/01                       9,957,556
     35,000,000  Falcon Asset Sec. Corp. (Private
                 Placement*), 3.88%, 07/23/01                      34,917,011
     15,000,000  Falcon Asset Sec. Corp. (Private
                 Placement*), 3.86%, 07/24/01                      14,963,008
     35,000,000  New Center Asset Trust, 3.84%,
                 07/25/01                                          34,910,400
     20,000,000  New Center Asset Trust, 3.83%,
                 07/26/01                                          19,946,806
     25,216,000  Variable Funding Cap. Corp.
                 (Private Placement*), 4.01%,
                  07/11/01                                         25,187,912
     15,000,000  Variable Funding Cap. Corp.
                 (Private Placement*), 3.90%,
                  08/22/01                                         14,915,500
     30,000,000  Variable Funding Cap. Corp.
                 (Private Placement*),
                 3.63%, 08/23/01                                   29,837,908
                                                               --------------
                                                                  239,530,543
                                                               --------------
                 AUTO / FINANCE  (6.8%)
     24,224,000  American Honda Finance Corp.,
                 3.91%, 07/13/01                                   24,191,776
     10,000,000  American Honda Finance Corp.,
                 4.22%, 07/23/01                                    9,974,211
     10,000,000  American Honda Finance Corp.,
                 3.80%, 07/26/01                                    9,973,611
     40,000,000  American Honda Finance Corp.,
                 3.82%, 07/27/01                                   39,889,645
     20,000,000  General Motors Acceptance Corp.,
                 3.86%, 07/05/01                                   19,991,422
     27,000,000  Toyota Motor Credit, 3.82%,
                 07/27/01                                          26,925,510
     25,000,000  Toyota Motor Credit, 3.61%,
                 08/13/01                                          24,892,201
                                                               --------------
                                                                  155,838,376
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (CONTINUED)

                 BANKS  (13.3%)
$    35,000,000  Citicorp, 3.81%, 08/09/01                     $   34,855,538
     30,580,000  Citicorp, 3.81%, 08/10/01                         30,450,545
     40,000,000  Deutsche Bank Financial,
                 3.91%, 07/19/01                                   39,918,750
     11,538,000  JP Morgan Chase,
                 3.89%, 07/30/01                                   11,501,844
     25,000,000  JP Morgan Chase, 3.90%,
                 07/31/01                                          24,918,750
     10,000,000  National City Credit Corp.,
                 3.94%, 07/10/01                                    9,990,150
     30,000,000  National City Credit Corp.,
                 3.92%, 07/13/01                                   29,960,800
     10,000,000  National City Credit Corp.,
                 3.86%, 07/26/01                                    9,973,194
     28,000,000  National City Credit Corp.,
                 3.68%, 08/02/01                                   27,908,409
      4,000,000  National City Credit Corp.,
                 3.53%, 10/26/01                                    3,954,110
     15,000,000  Suntrust Banks, 3.90%, 07/12/01                   14,982,125
     20,000,000  Toronto Dominion Holdings,
                 3.96%, 07/10/01                                   19,980,225
     10,000,000  UBS Finance (DE) LLC,
                 4.01%, 07/06/01                                    9,994,431
     36,000,000  UBS Finance (DE) LLC,
                 3.93%, 08/07/01                                   35,855,124
                                                               --------------
                                                                  304,243,995
                                                               --------------
                 BROKER / DEALERS  (10.6%)
      8,000,000  BEAR STEARNS COS., INC., 4.25%,
                 07/25/01                                           7,977,333
     10,000,000  Bear Stearns Cos., Inc., 4.20%,
                 08/09/01                                           9,954,500
     10,000,000  Goldman Sachs Group, Inc.,
                 4.21%, 07/24/01                                    9,973,103
     15,000,000  Goldman Sachs Group, Inc.,
                 4.20%, 08/22/01                                   14,909,000
     10,000,000  Goldman Sachs Group, Inc.,
                 4.16%, 08/24/01                                    9,937,600
     10,000,000  Goldman Sachs Group, Inc.,
                 3.75%, 10/11/01                                    9,893,750
     25,000,000  Goldman Sachs Group, Inc.,
                 3.75%, 10/12/01                                   24,731,771
     30,000,000  Morgan Stanley Dean Witter & Co.,
                 3.70%, 07/13/01                                   29,963,000
     10,000,000  Morgan Stanley Dean Witter & Co.,
                 4.63%, 07/16/01                                    9,980,708
     10,000,000  Morgan Stanley Dean Witter & Co.,
                 3.94%, 07/30/01                                    9,968,261
      8,000,000  Morgan Stanley Dean Witter & Co.,
                 3.75%, 08/02/01                                    7,973,333
     20,000,000  Morgan Stanley Dean Witter & Co.,
                 4.18%, 08/03/01                                   19,923,367
     65,000,000  Salomon Smith Barney Holdings,
                 Inc., 3.90%, 07/02/01                             64,993,026
     15,000,000  Salomon Smith Barney Holdings,
                 Inc., 3.82%, 08/07/01                             14,941,108
                                                               --------------
                                                                  245,119,860
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                MONEY MARKET FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (CONTINUED)

                 CAPTIVE BORROWING CONDUIT  (3.2%)
$ 35,000,000     Prudential Funding Corp.,
                 3.76%, 7/20/01                                $   34,930,544
  40,000,000     Prudential Funding Corp.,
                 3.76%, 08/01/01                                   39,870,489
                                                               --------------
                                                                   74,801,033
                                                               --------------
                 CHEMICALS  (3.7%)
  35,000,000     DOW CHEMICAL CO., 4.17%,
                 07/02/01                                          34,995,946
  39,000,000     Dow Chemical Co., 3.98%,
                 07/06/01                                          38,978,442
  10,547,000     PPG Industries, Inc., 3.96%,
                 07/05/01                                          10,542,359
                                                               --------------
                                                                   84,516,747
                                                               --------------
                 CONSUMER SALES FINANCE  (7.9%)
  35,000,000     American Express Credit Corp.,
                 4.08%, 07/02/01                                   34,996,034
  12,000,000     American Express Credit Corp.,
                 3.92%, 07/11/01                                   11,986,933
  10,000,000     American Express Credit Corp.,
                 4.01%, 07/13/01                                    9,986,633
  10,000,000     American Express Credit Corp.,
                 3.87%, 07/26/01                                    9,973,125
  13,000,000     American Express Credit Corp.,
                 3.55%, 09/21/01                                   12,894,881
  27,500,000     Harley Davidson Funding (Private
                 Placement*), 3.63%, 09/12/01                      27,297,577
  25,000,000     Wells Fargo Financial, Inc., 3.99%,
                 07/06/01                                          24,986,146
  18,000,000     Wells Fargo Financial, Inc., 3.93%,
                 07/27/01                                          17,948,910
  10,000,000     Wells Fargo Financial, Inc., 3.85%,
                 08/03/01                                           9,964,708
  10,000,000     Wells Fargo Financial, Inc., 3.86%,
                 08/28/01                                           9,937,811
  12,000,000     Wells Fargo Financial, Inc., 3.76%,
                 09/04/01                                          11,918,533
                                                               --------------
                                                                  181,891,291
                                                               --------------
                 DATA PROCESSING SERVICES  (2.2%)
   6,620,000     First Data Corp., 3.96%, 07/03/01                  6,618,544
  45,000,000     First Data Corp., 3.75%, 07/31/01                 44,859,375
                                                               --------------
                                                                   51,477,919
                                                               --------------
                 DIVERSIFIED FINANCE  (6.4%)
  10,560,000     GENERAL ELECTRIC CAPITAL CORP.,
                 4.57%, 07/06/01                                   10,553,297
  15,000,000     General Electric Capital Corp.,
                 4.00%, 07/12/01                                   14,981,667
   2,400,000     General Electric Capital Corp.,
                 3.78%, 7/18/01                                     2,395,739
   1,100,000     General Electric Capital Corp.,
                 3.76%, 07/19/01                                    1,097,932
  10,000,000     General Electric Capital Corp.,
                 4.13%, 08/21/01                                    9,941,492
  20,000,000     General Electric Capital Corp.,
                 4.14%, 08/28/01                                   19,866,600

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (CONTINUED)
                 DIVERSIFIED FINANCE  (CONTINUED)
$ 10,000,000     General Electric Capital Corp.,
                 3.61%, 09/14/01                                 $  9,924,792
  10,000,000     General Electric Capital Corp.,
                 3.69%, 10/12/01                                    9,894,425
  45,000,000     Household Finance Corp.,
                 3.90%, 07/05/01                                   44,980,693
  25,000,000     Household Finance Corp., 3.61%,
                 08/20/01                                          24,874,653
                                                               --------------
                                                                  148,511,290
                                                               --------------
                 FINANCIAL SERVICES  (3.4%)
  35,000,000     Caterpillar Financial Services Corp.,
                 4.16%, 07/02/01                                   34,995,955
  19,000,000     Caterpillar Financial Services Corp.,
                 3.87%, 07/18/01                                   18,965,278
  15,000,000     Caterpillar Financial Services Corp.,
                 4.22%, 07/19/01                                   14,968,350
  10,000,000     Caterpillar Financial Services Corp.,
                 3.91%, 07/31/01                                    9,967,417
                                                               --------------
                                                                   78,897,000
                                                               --------------
                 FOOD & BEVERAGE  (1.8%)
  22,544,000     Philip Morris Co.,
                 4.17%, 07/02/01                                   22,541,389
   2,300,000     Philip Morris Co.,
                 4.15%, 07/03/01                                    2,299,470
  15,560,000     Philip Morris Co.,
                 4.30%, 07/06/01                                   15,550,707
                                                               --------------
                                                                   40,391,566
                                                               --------------
                 INSURANCE  (7.2%)
   9,621,000     AIG Funding, Inc., 3.89%,
                 07/11/01                                           9,610,604
  23,000,000     American General Corp.,
                 3.88%, 07/03/01                                   22,995,042
  14,000,000     American General Corp.,
                 3.80%, 07/17/01                                   13,976,356
  20,000,000     American General Corp.,
                 3.82%, 07/18/01                                   19,963,922
  21,000,000     American General Corp.,
                 3.67%, 08/08/01                                   20,918,648
  17,888,000     Metlife Funding, 3.73%, 07/20/01                  17,853,243
  40,000,000     Metlife Funding, 3.60%, 09/17/01                  39,688,001
  20,000,000     Metlife Funding, 3.55%, 09/28/01                  19,824,472
                                                               --------------
                                                                  164,830,288
                                                               --------------
                 LEASE / FINANCE  (1.7%)
  40,000,000     IBM Credit Corp., 4.21%,
                 07/20/01                                          39,911,122
                                                               --------------
                 LEASE / RENTAL  (3.3%)
  20,000,000     Hertz Corp., 4.00%, 07/06/01                      19,988,889
  40,000,000     Hertz Corp., 4.03%, 07/12/01                      39,950,745
   5,000,000     Hertz Corp., 3.70%, 07/23/01                       4,988,694
  12,000,000     Hertz Corp., 3.65%, 07/26/01                      11,969,583
                                                               --------------
                                                                   76,897,911
                                                               --------------
                 MANUFACTURING  (0.6%)
  13,000,000     Illinois Tool Works, Inc., 3.95%,
                 07/24/01                                          12,967,193

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                                MONEY MARKET FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (CONTINUED)

                 PACKAGING / CONTAINERS  (1.0%)
$ 23,500,000     Bemis Co., Inc. (Private
                 Placement*), 3.93%, 07/03/01                  $   23,494,869
                                                               --------------
                 PAPER/FOREST PRODUCTS  (2.8%)
  65,000,000     Sonoco Products Co., 4.15%,
                 07/02/01                                          64,992,507
                                                               --------------
                 PHARMACEUTICALS  (2.4%)
  25,000,000     Glaxo-Wellcome PLC (Private
                 Placement*), 3.80%, 08/13/01                      24,886,528
  30,000,000     Glaxo-Wellcome PLC (Private
                 Placement*), 3.91%, 08/20/01                      29,837,083
                                                               --------------
                                                                   54,723,611
                                                               --------------
                 PRINTING & PUBLISHING  (1.2%)
  27,000,000     McGraw-Hill Cos., Inc., 3.94%,
                 07/06/01                                          26,985,225
                                                               --------------
                 TOTAL COMMERCIAL PAPER                         2,070,022,346
                                                               --------------
                 U.S. GOVERNMENT AGENCIES  (8.2%)
                 FEDERAL HOME LOAN BANK  (1.2%)
  10,000,000     4.06%, 08/01/01                                    9,965,039
   1,400,000     3.62%, 08/24/01                                    1,392,398
  16,872,000     3.51%, 09/21/01                                   16,737,300
                                                               --------------
                                                                   28,094,737
                                                               --------------
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  (3.4%)
   1,000,000     3.81%, 08/09/01                                      995,873
   9,512,000     3.85%, 08/24/01                                    9,457,068
  40,000,000     3.64%, 09/13/01                                   39,700,710
  28,445,000     3.49%, 09/27/01                                   28,202,333
                                                               --------------
                                                                   78,355,984
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES  (CONTINUED)

                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  (3.6%)
$ 28,476,000     4.13%, 07/20/01                               $   28,413,930
  35,000,000     3.85%, 08/09/01                                   34,854,021
  10,000,000     3.72%, 08/15/01                                    9,953,500
  10,000,000     3.86%, 08/16/01                                    9,950,742
                                                               --------------
                                                                   83,172,193
                                                               --------------

                 TOTAL U.S. GOVERNMENT
                 AGENCIES                                         189,622,914
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $2,311,209,611) (A) -
                 (100.3%)                                       2,311,209,611
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-0.3%)                            (8,043,080)
                                                               --------------
                 NET ASSETS - (100.0%)                         $2,303,166,531
                                                               ==============

--------------------------------------------------------------------------------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Represents a restricted security acquired and eligible for resale under Rule 144A,which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (90.7%)

                 AUSTRALIA  (0.4%)

                 HEALTHCARE  (0.3%)
     117,400     Cochlear Ltd.                                 $    2,326,442
                                                               --------------
                 UTILITIES  (0.1%)
      27,900     Advanced Energy Industries*                        1,151,433
                                                               --------------
                                                                    3,477,875
                                                               --------------
                 BELGIUM  (0.3%)

                 BUSINESS SERVICES  (0.2%)
      85,292     Creyf's NV                                         1,624,623
         131     Creyf's SA - Strip*                                        1
                                                               --------------
                                                                    1,624,624
                                                               --------------
                 INDUSTRIAL / MISCELLANEOUS  (0.1%)
      35,400     Ackermans & van Haaren NV                          1,048,898
                                                               --------------
                                                                    2,673,522
                                                               --------------
                 CANADA  (0.4%)

                 COMPUTER SOFTWARE  (0.1%)
      91,200     ATI Technologies, Inc.*                              850,896
                                                               --------------
                 ELECTRONICS  (0.3%)
      29,200     C-MAC Industries, Inc.*                              769,420
      41,100     Genesis Microchip, Inc.*                           1,485,765
                                                               --------------
                                                                    2,255,185
                                                               --------------
                                                                    3,106,081
                                                               --------------
                 CAYMAN ISLANDS  (0.1%)

                 INSURANCE  (0.1%)
      46,300     Scottish Annuity & Life
                 Holdings Ltd.                                        587,547
                                                               --------------
                 FINLAND  (0.7%)

                 CONSUMER PRODUCTS  (0.4%)
     109,600     Amer Group Ltd.                                    2,505,164
                                                               --------------
                 ELECTRONICS  (0.2%)
      65,700     Vaisala OYJ                                        1,668,586
                                                               --------------
                 INSURANCE  (0.1%)
     136,000     Sampo Insurance Co. Ltd.
                 Class A                                            1,157,089
                                                               --------------
                                                                    5,330,839
                                                               --------------
                 FRANCE  (1.0%)

                 ELECTRONICS  (0.2%)
      53,400     Carbone Lorraine SA                                1,907,724
                                                               --------------
                 FINANCIAL  (0.1%)
      34,000     Union Financiere France Banque*                    1,014,612
                                                               --------------
                 MACHINERY & CAPITAL GOODS  (0.2%)
      57,426     Neopost SA*                                        1,470,604
                                                               --------------
                 OFFICE EQUIPMENT & SUPPLIES  (0.2%)
      48,800     Societe BIC SA                                     1,776,438
                                                               --------------
                 PHOTOGRAPHY/IMAGING TECHNOLOGY  (0.3%)
     113,200     Grand Optical-Photoservice                         2,141,834
                                                               --------------
                                                                    8,311,212
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 GERMANY  (0.7%)

                 ELECTRONICS  (0.1%)
      40,334     Techem AG*                                    $    1,017,535
                                                               --------------
                 FOOD & BEVERAGE  (0.3%)
      75,876     Hawesko Holding AG                                 1,220,450
     121,700     Kamps AG                                           1,106,513
                                                               --------------
                                                                    2,326,963
                                                               --------------
                 RETAIL  (0.3%)
      56,400     Fielmann AG                                        2,019,675
                                                               --------------
                                                                    5,364,173
                                                               --------------
                 HONG KONG  (0.5%)

                 FOOD & BEVERAGE  (0.2%)
   9,324,000     Tingyi (Cayman Islands) Holdings
                 Co.                                                1,386,712
                                                               --------------
                 LEISURE / ENTERTAINMENT  (0.1%)
     906,000     Shaw Brothers Ltd.                                   691,148
                                                               --------------
                 RETAIL  (0.2%)
   1,758,000     Esprit Holdings Ltd.                               1,927,130
                                                               --------------
                                                                    4,004,990
                                                               --------------
                 IRELAND  (0.4%)

                 EDUCATION  (0.1%)
      32,000     Riverdeep PLC*                                       896,000
                                                               --------------
                 HOUSEWARES  (0.3%)
   2,913,883     Waterford Wedgewood PLC                            2,664,144
                                                               --------------
                                                                    3,560,144
                                                               --------------
                 ISRAEL  (0.6%)

                 HEALTHCARE  (0.3%)
      79,000     ESC Medical Systems Ltd.*                          2,279,150
                                                               --------------
                 PHARMACEUTICALS  (0.3%)
      27,000     Taro Pharmaceutical Industries*                    2,364,120
                                                               --------------
                                                                    4,643,270
                                                               --------------
                 ITALY  (0.3%)

                 HOUSEHOLD FURNISHING & APPLIANCES  (0.2%)
      94,400     Industrie Natuzzi SPA                              1,308,384
                                                               --------------
                 MACHINERY & EQUIPMENT  (0.1%)
     219,800     Interpump Group SPA                                  749,885
                                                               --------------
                                                                    2,058,269
                                                               --------------
                 JAPAN  (1.4%)

                 AGRICULTURAL BIOTECHNOLOGY  (0.1%)
      24,800     Hokuto Corp.                                         966,423
                                                               --------------
                 BUSINESS SERVICES  (0.1%)
      37,000     Secom Techno Service Co. Ltd.                        860,358
                                                               --------------
                 COMPUTER HARDWARE  (0.1%)
      88,000     Japan Digital Laboratory Co. Ltd.                    939,867
                                                               --------------
                 CONSTRUCTION & HOUSING  (0.0%)
          40     CTI Engineering Co. Ltd.                                 177
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 JAPAN  (CONTINUED)

                 COSMETICS  (0.2%)
      18,900     ADERANS Co. Ltd.                             $       645,581
      35,000     Kose Corp.                                         1,201,132
                                                               --------------
                                                                    1,846,713
                                                               --------------
                 DISTRIBUTION  (0.1%)
      81,300     Impact 21 Co. Ltd.                                   912,637
                                                               --------------
                 ELECTRONICS / INSTRUMENTS  (0.1%)
      53,000     Nippon Ceramic Co. Ltd.                              807,437
                                                               --------------
                 ENGINEERING SERVICES  (0.1%)
      17,000     Meitec Corp.                                         568,413
                                                               --------------
                 LEASE / RENTAL  (0.1%)
      59,000     Diamond Lease Co. Ltd.                               676,499
                                                               --------------
                 MEDICAL PRODUCTS  (0.3%)
     117,000     Hitachi Medical Corp.                              1,166,101
     190,000     Nippon Shinyaku Co. Ltd.                           1,151,741
                                                               --------------
                                                                    2,317,842
                                                               --------------
                 RETAIL  (0.2%)
      41,000     Ministop  Co. Ltd.                                   588,788
         520     Yoshinoya D&C Co. Ltd.                               833,897
                                                               --------------
                                                                    1,422,685
                                                               --------------
                                                                   11,319,051
                 NETHERLANDS  (2.0%)

                 BUSINESS SERVICES  (0.1%)
      50,278     United Services Group NV                             866,172
                                                               --------------
                 COMPUTER SERVICE  (0.2%)
      34,044     PinkRoccade NV                                     1,239,284
                                                               --------------
                 DISTRIBUTION  (0.2%)
      79,100     Internatio-Muller NV                               1,818,060
                                                               --------------
                 ENGINEERING SERVICES  (0.3%)
      40,259     Fugro NV                                           2,242,594
                                                               --------------
                 FINANCIAL  (0.2%)
      27,200     Kempen & Co.                                       1,911,212
                                                               --------------
                 FOOD & BEVERAGE  (0.3%)
     104,200     CSM NV                                             2,174,435
                                                               --------------
                 HOMEBUILDING DEVELOPMENT  (0.4%)
      90,864     Hunter Douglas NV                                  2,546,137
                                                               --------------
                 PUBLISHING  (0.2%)
     107,000     Holdingsmaatschappij
                 De Telegraaf NV                                    1,902,238
                                                               --------------
                 RETAIL  (0.1%)
     281,200     Head NV                                            1,095,053
                                                               --------------
                                                                   15,795,185
                                                               --------------
                 NORWAY  (0.3%)

                 BROADCASTING & TELEVISION  (0.1%)
     240,100     P4 Radio Hele Norge ASA                              668,693
                                                               --------------
                 COMPUTER SOFTWARE  (0.1%)
     389,800     Merkantildata ASA*                                   647,194
                                                               --------------

--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 NORWAY  (CONTINUED)

                 HOUSEHOLD FURNISHING & APPLIANCES  (0.1%)
     120,300     Ekornes ASA                                   $      805,391
                                                               --------------
                                                                    2,121,278
                                                               --------------
                 SINGAPORE  (0.4%)

                 FOOD & BEVERAGE  (0.4%)
     409,000     Fraser & Neave Ltd.                                1,784,654
   1,081,000     Want Want Holdings Ltd.                            1,707,980
                                                               --------------
                                                                    3,492,634
                                                               --------------
                 SPAIN  (0.8%)

                 BUSINESS SERVICES  (0.3%)
     171,800     Prosegur, CIA de Seguridad SA                      2,217,966
                                                               --------------
                 CONSTRUCTION & HOUSING  (0.1%)
      36,200     Abengoa SA                                         1,006,100
                                                               --------------
                 FINANCIAL INSTITUTIONS  (0.2%)
      33,900     Banco Pastor SA                                    1,323,008
                                                               --------------
                 RETAIL  (0.2%)
      88,000     Aldeasa SA                                         1,822,966
                                                               --------------
                                                                    6,370,040
                                                               --------------
                 SWEDEN  (0.8%)

                 HEALTHCARE  (0.3%)
      79,600     Nobel Biocare                                      2,683,798
                                                               --------------
                 PUBLISHING  (0.1%)
      57,200     Elanders AB Class B                                  630,591
                                                               --------------
                 TOBACCO & TOBACCO PRODUCTS  (0.4%)
     694,500     Swedish Match AB                                   3,253,968
                                                               --------------
                                                                    6,568,357
                                                               --------------
                 SWITZERLAND  (0.6%)

                 FINANCIAL INSTITUTIONS  (0.3%)
         820     Bank Sarasin & Cie                                 1,938,966
                                                               --------------
                 MANUFACTURING  (0.1%)
       1,500     Gurit-Heberlein AG-Bearer                          1,051,548
                                                               --------------
                 PRINTING & PUBLISHING  (0.2%)
       4,960     Edipresse SA                                       1,597,819
                                                               --------------
                                                                    4,588,333
                                                               --------------
                 UNITED KINGDOM  (1.6%)

                 FINANCIAL  (0.4%)
     217,279     Man Group PLC                                      2,921,379
     241,000     Singer & Friedlander Group PLC                       882,951
                                                               --------------
                                                                    3,804,330
                                                               --------------
                 LEASE / RENTAL  (0.4%)
   1,209,400     Ashtead Group PLC                                  1,794,463
     240,000     Northgate PLC                                      1,505,422
                                                               --------------
                                                                    3,299,885
                                                               --------------
                 MACHINERY & EQUIPMENT  (0.1%)
     311,677     FKI PLC                                            1,194,492
                                                               --------------
                 MEDICAL PRODUCTS  (0.3%)
     287,300     SSL International PLC                              2,020,309
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 UNITED KINGDOM  (CONTINUED)

                 MISCELLANEOUS  (0.3%)
   1,902,500     Kidde PLC                                     $    2,160,624
                                                               --------------
                 PRINTING & PUBLISHING  (0.1%)
      96,800     Euromoney Institutional
                 Investor PLC                                         500,316
                                                               --------------
                                                                   12,979,956
                                                               --------------
                 UNITED STATES  (77.4%)

                 ADVERTISING AGENCIES  (0.4%)
      38,900     R.H. Donnelley Corp.*                              1,244,800
      84,400     Ventiv Health, Inc.*                               1,742,016
                                                               --------------
                                                                    2,986,816
                                                               --------------
                 ADVERTISING/MARKETING  (1.2%)
     117,800     Catalina Marketing Corp.                           3,594,078
     125,600     Getty Images, Inc.                                 3,298,256
     167,800     MSC Industrial Direct Co. Class A                  2,919,720
                                                               --------------
                                                                    9,812,054
                                                               --------------
                 AEROSPACE / DEFENSE  (0.7%)
     103,800     AAR Corp.                                          1,774,980
      27,900     Alliant Techsystems, Inc.*                         2,508,210
      49,000     BE Aerospace, Inc.*                                  933,450
      22,200     Ducommun, Inc.*                                      288,600
                                                               --------------
                                                                    5,505,240
                                                               --------------
                 AGRICULTURE  (0.1%)
      47,300     Delta & Pine Land Co.                                929,445
                                                               --------------
                 APPAREL  (0.5%)
      14,500     Coach, Inc.*                                         551,725
      27,000     OshKosh B'Gosh, Inc. Class A                         897,750
      37,700     Phillips-Van Heusen Corp.                            542,880
      56,300     Russell Corp.                                        956,537
      16,000     Skechers U.S.A., Inc.*                               467,680
      22,200     VF Corp.                                             807,636
                                                               --------------
                                                                    4,224,208
                                                               --------------
                 AUTO & AUTO PARTS  (1.8%)
     158,000     American Axle & Manufacturing
                 Holdings *                                         2,630,700
      48,600     Donaldson Co., Inc.                                1,513,890
     127,600     Gentex Corp.*                                      3,556,212
      42,600     Lear Corp.*                                        1,486,740
      21,000     O'Reilly Automotive, Inc.*                           602,700
      27,700     Polaris Industries, Inc.                           1,268,660
      45,300     Superior Industries International,
                 Inc.                                               1,734,990
      75,000     Terex Corp.*                                       1,590,000
                                                               --------------
                                                                   14,383,892
                                                               --------------
                 BIOTECHNOLOGY  (0.6%)
      69,300     IDEXX Laboratories, Inc.*                          2,165,625
      38,400     Incyte Genomics, Inc.*                               941,568
      78,900     Quintiles Transnational Corp.*                     1,992,225
                                                               --------------
                                                                    5,099,418
                                                               --------------
                 BUILDING PRODUCTS  (0.1%)
      31,900     York International Corp.                           1,117,138
                                                               --------------

--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)

                 BUSINESS SERVICES  (0.5%)
     101,000     Answerthink, Inc.*                            $    1,008,990
      57,000     Maximus, Inc.                                      2,285,130
      11,000     Professional Detailing, Inc.*                      1,012,000
                                                               --------------
                                                                    4,306,120
                                                               --------------
                 CHEMICALS  (1.3%)
      17,500     Cabot Microelectronics Corp.                       1,085,000
      21,000     Cambrex Corp.                                      1,062,180
      31,300     Cytec Industries, Inc.*                            1,189,400
      69,500     Engelhard Corp.                                    1,792,405
      37,500     Lubrizol Corp.                                     1,164,375
      45,000     Minerals Technologies, Inc.                        1,931,400
      40,800     Olin Corp.                                           693,192
      32,500     OM Group, Inc.                                     1,828,125
                                                               --------------
                                                                   10,746,077
                                                               --------------
                 COMMERCIAL SERVICES  (0.1%)
      74,500     Pennzoil-Quaker State Co.                            834,400
                                                               --------------
                 COMMUNICATIONS & MEDIA  (2.2%)
      49,400     Adtran, Inc.*                                      1,012,700
      93,400     Avaya, Inc.*                                       1,279,580
      44,800     Centillium Communications, Inc.*                   1,108,352
     108,900     Emmis Communications Corp.
                 Class A*                                           3,348,675
      13,000     Entercom Communications Corp.*                       696,930
      83,200     Foundry Networks, Inc.*                            1,662,336
      75,000     Harte-Hanks, Inc.                                  1,857,000
     107,000     Illuminet Holdings, Inc.                           3,365,150
      55,500     Intervoice, Inc.*                                    610,500
      79,100     Mediacom Communications Corp.*                     1,107,400
      67,500     Radio One, Inc.*                                   1,552,500
                                                               --------------
                                                                   17,601,123
                                                               --------------
                 COMPUTER SERVICE  (1.5%)
      64,500     Advanced Digital Information
                 Corp.*                                             1,115,850
      24,300     Analysts International Corp.                         108,378
      39,700     Cerner Corp.                                       1,667,400
     115,800     CIBER, Inc.*                                       1,100,100
     142,200     Compuware Corp.*                                   1,989,378
      31,600     MICROS Systems, Inc.*                                695,200
      49,900     RSA Security, Inc.*                                1,544,405
      75,000     Secure Computing Corp.*                            1,178,250
      69,000     Sonicwall, Inc.*                                   1,739,490
     143,800     Vignette Corp.*                                    1,275,506
                                                               --------------
                                                                   12,413,957
                                                               --------------
                 COMPUTER SOFTWARE  (3.7%)
      42,000     Activision, Inc.*                                  1,648,500
      72,000     BMC Software, Inc.*                                1,622,880
     138,200     Citrix Systems, Inc.                               4,823,180
     181,500     Dendrite International, Inc.                       1,361,250
      63,500     Keane, Inc.*                                       1,397,000
     120,000     Midway Games, Inc.*                                2,220,000
      30,500     Opnet Technologies, Inc.*                            545,035
     108,400     OTG Software, Inc.                                   758,800
      62,500     Peregrine Systems, Inc.*                           1,812,500

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)

                 COMPUTER SOFTWARE  (CONTINUED)
     134,000     Pinnacle Systems, Inc.*                       $      810,700
      23,500     Renaissance Learning, Inc.*                        1,188,865
      55,000     Serena Software, Inc.*                             1,998,700
      67,500     Take-Two Interactive Software, Inc.                1,252,125
      80,000     THQ, Inc.*                                         4,770,400
     203,500     Transaction Systems Architects,
                 Inc.                                               3,154,250
                                                               --------------
                                                                   29,364,185
                                                               --------------
                 CONGLOMERATES  (0.1%)
      11,600     ITT Industries, Inc.                                 513,300
      29,000     National Service Industries, Inc.                    654,530
                                                               --------------
                                                                    1,167,830
                                                               --------------
                 CONSTRUCTION & HOUSING  (0.8%)
      23,100     ABM Industries, Inc.                                 860,475
      17,000     Centex Corp.                                         692,750
      38,000     D. R. Horton, Inc.                                   862,600
      36,600     Dal-Tile International, Inc. *                       678,930
      65,000     Granite Construction, Inc.                         1,652,300
      10,500     Ryland Group, Inc.                                   531,300
      25,500     Simpson Manufacturing Co., Inc. *                  1,542,750
                                                               --------------
                                                                    6,821,105
                                                               --------------
                 CONSUMER GOODS & SERVICES  (1.5%)
     195,700     AptarGroup, Inc.                                   6,346,551
     110,700     Church & Dwight Co., Inc.                          2,817,315
      45,700     International Flavors & Fragrances,
                 Inc.                                               1,148,441
      42,700     Matthews International Corp.
                 Class A                                            1,877,412
                                                               --------------
                                                                   12,189,719
                                                               --------------
                 CONTAINERS  (0.7%)
     350,000     Crown Cork & Seal Co., Inc.                        1,312,500
     160,000     Ivex Packaging  Corp. *                            3,040,000
      42,500     Smurfit-Stone Container Corp. *                      688,500
      15,300     Temple-Inland, Inc.                                  815,337
                                                               --------------
                                                                    5,856,337
                                                               --------------
                 COSMETICS  (0.3%)
      65,100     Alberto-Culver Co. Class A                         2,304,540
                                                               --------------
                 DATA PROCESSING & REPRODUCTION  (1.2%)
     175,700     Acxiom Corp.                                       2,299,913
      48,200     Factset Research Systems, Inc.                     1,720,740
      48,600     Fair, Issac and Co., Inc.                          3,004,452
      22,000     InterCept Group, Inc. *                              836,000
      52,000     Perot Systems Corp. Class A *                        941,200
      46,300     Probusiness Services, Inc.                         1,229,265
                                                               --------------
                                                                   10,031,570
                                                               --------------
                 EDUCATION  (0.8%)
      36,000     Corinthian Colleges, Inc. *                        1,694,520
     113,900     ITT Educational Services, Inc.                     5,125,500
                                                               --------------
                                                                    6,820,020
                                                               --------------

--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)

                 ELECTRICAL EQUIPMENT  (0.4%)
      32,400     Ametek, Inc.                                         989,820
      18,600     Electro Scientific Industries, Inc. *                708,660
      70,500     Kulicke and Soffa Industries, Inc. *               1,209,780
                                                               --------------
                                                                    2,908,260
                                                               --------------
                 ELECTRONICS  (5.0%)
      67,000     Actel Corp. *                                      1,644,850
      68,100     Aeroflex, Inc. *                                     715,050
      75,900     Amkor Technology, Inc. *                           1,677,390
      51,000     Atmi, Inc. *                                       1,530,000
      21,200     Benchmark Electronics, Inc. *                        516,432
     126,300     Credence Systems Corp. *                           3,061,512
      75,200     Cree Research, Inc.                                1,966,104
      56,100     Elantec Semiconductor, Inc. *                      1,895,619
      54,500     Hubbell, Inc.                                      1,580,500
     125,000     Integrated Silicon Solution, Inc. *                1,737,500
      45,500     Intersil Holding Corp. *                           1,656,200
     140,100     Lam Research Corp.                                 4,153,965
     120,900     Lattice Semiconductor Corp. *                      2,949,960
      40,500     Mattson Technology, Inc. *                           707,940
      49,400     National Semiconductor Corp. *                     1,438,528
      77,500     Plexus Corp. *                                     2,557,500
      42,500     Power Integrations, Inc. *                           663,000
      27,500     Rudolph Technologies, Inc. *                       1,292,500
      31,000     Semtech Corp. *                                      930,000
     118,000     Triquint Semiconductor, Inc.                       2,655,000
      66,500     Varian Semicondutor Equipment
                 Associates, Inc. *                                 2,793,000
      77,400     Vitesse Semiconductor Corp. *                      1,628,496
                                                               --------------
                                                                   39,751,046
                                                               --------------
                 FINANCIAL  (8.3%)
      50,500     American Capital Strategies Ltd.                   1,417,030
     131,100     AmeriCredit Corp. *                                6,810,644
      40,000     Bank United Corp. Contigent
                 Payment Rights *                                      13,200
     116,100     Banknorth Group, Inc.                              2,629,665
      58,500     BankUnited Financial Corp. *                         821,925
      86,000     Checkfree Corp.                                    3,016,020
      56,100     Colonial Bancgroup, Inc.                             806,718
      23,700     Commerce Bancorp, Inc.                             1,661,370
      13,800     Community First Bankshares, Inc.                     317,400
     174,800     Cullen/Frost Bankers, Inc.                         5,916,980
     155,400     Digital Insight Corp.                              3,434,340
      33,500     Doral Financial Corp.                              1,149,050
      68,900     Efunds Corp. *                                     1,281,540
      92,700     Financial Federal Corp.                            2,683,665
      95,000     First Midwest Bancorp, Inc.                        2,816,750
      45,000     Golden State Bancorp, Inc.                         1,386,000
      44,900     Heller Financial, Inc.                             1,796,000
      67,130     Hudson United Bancorp                              1,711,815
      43,900     M & T Bank Corp.                                   3,314,450
     127,900     National Data Corp.                                4,143,960
     134,450     New York Community Bancorp,
                 Inc.                                               5,062,043
      45,800     OceanFirst Financial Corp.                         1,188,052
     111,500     Ocwen Financial Corp. *                            1,142,875
      31,600     Radian Group, Inc.                                 1,278,220

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 UNITED STATES  (CONTINUED)

                 FINANCIAL  (CONTINUED)
      26,500     Renaissancere Holdings Ltd.                   $    1,963,650
      61,825     Sterling Bancshares, Inc.                          1,185,804
      22,000     TCF Financial Corp.                                1,018,820
      19,800     Texas Regional Bancshares, Inc.
                 Class A                                              797,742
      32,000     UCBH Holdings, Inc.                                  971,200
      59,200     Webster Financial Corp.                            1,940,576
      65,000     Westamerica Bankcorp.                              2,551,250
                                                               --------------
                                                                   66,228,754
                                                               --------------
                 FOOD & BEVERAGE  (2.6%)
      33,500     AFC Enterprises, Inc. *                              641,525
      95,600     American Italian Pasta Co.                         4,435,840
      50,000     Constellation Brands, Inc. *                       2,050,000
      40,200     Darden Restaurants, Inc.                           1,121,580
     115,000     Earthgrains Co.                                    2,990,000
      67,100     Hormel Foods Corp.                                 1,633,214
      23,000     P.F. Chang's China Bistro, Inc. *                    871,700
     196,800     Pepsiamericas, Inc.                                2,617,440
      22,000     Performance Food Group Co. *                         665,060
      61,000     Sensient Technologies Corp.                        1,251,720
      61,500     Smithfield Foods, Inc. *                           2,478,450
                                                               --------------
                                                                   20,756,529
                                                               --------------
                 GAMING / HOTELS  (1.3%)
      10,000     Anchor Gaming *                                      646,200
      33,500     Extended Stay America, Inc. *                        502,500
      80,000     Global Payment, Inc.                               2,408,000
      16,000     Gtech Holdings Corp. *                               568,160
     134,800     Hilton Hotels Corp.                                1,563,680
      13,000     Hotel Reservations Network, Inc.
                 Class A *                                            604,890
      16,400     International Game Technology *                    1,029,100
      39,500     Penn National Gaming, Inc. *                       1,003,300
      36,700     Prime Hospitality Corp. *                            434,895
      50,000     Shuffle Master, Inc. *                             1,050,000
      59,300     Station Casinos, Inc. *                              948,800
                                                               --------------
                                                                   10,759,525
                                                               --------------
                 HEALTHCARE  (6.2%)
      83,000     Apria Healthcare Group, Inc.                       2,394,550
     302,000     Beverly Enterprises, Inc. *                        3,231,400
     150,500     Caremark Rx, Inc. *                                2,475,725
      49,000     Corvas International, Inc. *                         577,220
      19,800     Datascope Corp.                                      912,582
     110,000     Davita, Inc. *                                     2,236,300
      51,900     DENTSPLY International, Inc.                       2,301,765
      52,300     First Health Group Corp. *                         1,261,476
      72,800     Haemonetics Corp. *                                2,220,400
      28,800     Henry Schein, Inc. *                               1,153,728
       7,500     Laboratory Corp. of America
                 Holdings *                                           576,750
      59,000     LifePoint Hospitals, Inc. *                        2,612,520
      44,000     Lincare Holdings, Inc. *                           1,320,440
      24,000     Manor Care, Inc. *                                   762,000
     108,500     Mentor Corp.                                       3,092,250
      83,000     Patterson Dental Co. *                             2,490,000
      41,000     Pediatrix Medical Group, Inc. *                    1,361,200

--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)
                 HEALTHCARE  (CONTINUED)


     108,200     Renal Care Group, Inc. *                      $    3,558,698
      78,100     Respironics, Inc. *                                2,324,256
      37,800     Trigon Healthcare, Inc. *                          2,451,330
      84,300     United Surgical Partners
                 International, Inc. *                              2,023,200
     406,600     VISX, Inc.                                         7,867,709
                                                               --------------
                                                                   49,205,499
                                                               --------------
                 HOMEBUILDING DEVELOPMENT  (0.1%)
      24,000     Pulte Corp.                                        1,023,120
                                                               --------------
                 HOUSEHOLD FURNISHING & APPLIANCES  (0.2%)
      50,100     Furniture Brands International,
                 Inc. *                                             1,402,800
                                                               --------------
                 INDUSTRIAL / MISCELLANEOUS  (1.1%)
     100,000     Actuant Corp.                                      1,645,000
     300,000     Agnico-Eagle Mines Ltd.                            2,550,000
      46,000     Brady Corp. Class A                                1,661,980
      19,900     Brooks Automation, Inc. *                            917,390
      63,798     Cognex Corp. *                                     2,159,562
                                                               --------------
                                                                    8,933,932
                                                               --------------
                 INSURANCE  (3.6%)
     187,300     Annuity and Life Re (Holdings) Ltd.                6,695,975
      51,400     Aon Corp.                                          1,799,000
      68,500     Arthur J. Gallagher & Co.                          1,781,000
      41,000     Brown & Brown, Inc.                                1,721,590
      52,600     Everest Reinsurance Holdings, Inc.                 3,934,480
      71,400     HCC Insurance Holdings, Inc.                       1,749,300
      36,300     Hilb, Rogal & Hamilton Co.                         1,588,125
     107,000     Horace Mann Educators Corp.                        2,305,850
      46,900     Old Republic International Corp.                   1,360,100
      40,500     Reinsurance Group of America, Inc.                 1,534,950
      13,700     Scor SA                                              612,390
      23,700     StanCorp Financial Group, Inc.                     1,123,143
      43,300     W. R.  Berkley Corp.                               1,793,486
      35,600     Willis Group Holdings Ltd. *                         631,900
                                                               --------------
                                                                   28,631,289
                                                               --------------
                 LEASE / RENTAL  (0.3%)
      71,000     Ryder System, Inc.                                 1,391,600
      51,400     United Rentals, Inc. *                             1,333,830
                                                               --------------
                                                                    2,725,430
                                                               --------------
                 MACHINERY & CAPITAL GOODS  (3.0%)
     108,500     Circor International, Inc.                         1,958,425
      31,900     Cummins Engine, Inc.                               1,234,530
      56,600     Dionex Corp. *                                     1,881,950
      65,200     Flowserve Corp. *                                  2,004,900
     125,400     Gardner Denver, Inc. *                             2,576,970
      44,500     Grant Prideco, Inc. *                                778,305
      52,800     IDEX Corp.                                         1,795,200
      30,000     Ingersoll-Rand Co.                                 1,236,000
      98,800     Kaydon Corp.                                       2,534,220
     126,400     Roper Industries, Inc.                             5,277,200
      61,710     Zebra Technologies Corp. Class A *                 3,031,195
                                                               --------------
                                                                   24,308,895
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 UNITED STATES  (CONTINUED)

                 MEDICAL PRODUCTS  (1.9%)
      75,400     Affymetrix, Inc.                              $    1,662,570
      43,500     Arena Pharmaceuticals, Inc. *                      1,326,315
      27,000     Aviron *                                           1,539,000
      29,600     Cooper Companies, Inc.                             1,521,440
      42,000     Covance, Inc. *                                      951,300
      99,600     Gene Logic, Inc.                                   2,171,280
      89,300     Owens & Minor, Inc.                                1,696,700
      75,400     PolyMedica, Corp. *                                3,053,700
      26,500     Surmodics, Inc. *                                  1,558,200
                                                               --------------
                                                                   15,480,505
                                                               --------------
                 OFFICE EQUIPMENT & SUPPLIES  (0.6%)
      63,900     United Stationers, Inc. *                          2,016,684
     153,700     Wallace Computer Services, Inc.                    2,542,198
                                                               --------------
                                                                    4,558,882
                                                               --------------
                 OIL & GAS  (4.9%)
      32,500     Cabot Oil & Gas Corp. Class A                        793,000
      38,800     Cal Dive International, Inc. *                       954,480
     435,500     Global Industries Ltd. *                           5,430,685
      15,300     Helmerich & Payne, Inc.                              471,546
     218,100     Key Energy Services, Inc. *                        2,364,204
      65,000     Marine Drilling Cos., Inc. *                       1,242,150
     215,000     Meridian Resource Corp. *                          1,541,550
      92,052     National-Oilwell, Inc. *                           2,466,994
      25,500     New Jersey Resources Corp.                         1,152,600
     121,500     Newfield Exploration Co. *                         3,895,290
      90,100     Oceaneering International, Inc. *                  1,869,575
      93,000     Offshore Logistics, Inc. *                         1,767,000
      75,000     Osca, Inc. *                                       1,554,000
      80,600     Patterson-UTI Energy, Inc. *                       1,440,322
      54,700     Pride International, Inc. *                        1,039,300
      58,100     Questar Corp.                                      1,438,556
      46,400     Swift Energy Co. *                                 1,398,032
      45,500     Ultra Petroleum Corp. *                              218,400
     150,000     Unit Corp. *                                       2,377,500
      84,600     Varco International, Inc. *                        1,574,406
      40,900     WGL Holdings, Inc.                                 1,108,799
     150,200     Xto Energy, Inc.                                   2,155,370
                                                               --------------
                                                                   38,253,759
                                                               --------------
                 PAINT, VARNISHES, ENAMELS  (0.3%)
      23,600     Fuller (H. B.) Co.                                 1,177,640
      31,700     Valspar Corp.                                      1,125,350
                                                               --------------
                                                                    2,302,990
                                                               --------------
                 PAPER / FOREST PRODUCTS  (0.1%)
      19,700     Bowater, Inc.                                        881,378
                                                               --------------
                 PHARMACEUTICALS  (3.2%)
      17,500     Accredo Health, Inc. *                               650,825
      37,000     Alkermes, Inc. *                                   1,298,700
      48,500     Alpharma, Inc. Class A                             1,321,625
      20,000     AmeriSource Health Corp. Class A *                 1,106,000
      34,500     Celgene Corp.                                        995,325
      12,000     Cima Labs, Inc. *                                    942,000
      55,000     Duane Reade, Inc. *                                1,787,500
      15,000     Express Scripts, Inc., Class A *                     825,450

--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)
                 PHARMACEUTICALS  (CONTINUED)

      27,800     Medicis Pharmaceutical Corp.
                 Class A *                                     $    1,473,400
      37,100     Mylan Laboratories, Inc.                           1,043,623
      82,500     Noven Pharmaceuticals, Inc. *                      3,234,000
      20,500     OSI Pharmaceuticals, Inc.                          1,078,095
     204,500     Packard Bioscience Co.                             1,697,350
      89,500     Pharmacyclics, Inc.                                3,034,050
     140,000     SICOR, Inc. *                                      3,234,000
       6,400     Transkaryotic Therapy, Inc. *                        188,480
     110,000     Xoma Ltd. *                                        1,876,600
                                                               --------------
                                                                   25,787,023
                                                               --------------
                 PRINTING & PUBLISHING  (0.3%)
      35,700     R.R. Donnelley & Sons Co.                          1,060,290
      42,100     Valassis Communications, Inc. *                    1,507,180
                                                               --------------
                                                                    2,567,470
                                                               --------------
                 REAL ESTATE INVESTMENT / MANAGEMENT  (1.5%)
     120,900     Anthracite Capital, Inc.                           1,335,945
      58,300     Camden Property Trust (REIT)                       2,139,610
      81,200     Host Marriott Corp. (REIT)                         1,016,624
      60,100     Jones Lang LaSalle, Inc. *                           793,320
      59,500     Liberty Property Trust                             1,761,200
      47,000     LNR Property Corp.                                 1,645,000
      65,300     Prentiss Properties Trust                          1,717,390
      52,400     Simon Property Group, Inc.                         1,570,428
                                                               --------------
                                                                   11,979,517
                                                               --------------
                 RETAIL  (4.3%)
      22,100     Abercrombie & Fitch Co. *                            983,450
      16,000     American Eagle Outfitters, Inc. *                    563,840
     100,300     AutoNation, Inc. *                                 1,163,480
      80,200     Big Lots, Inc. *                                   1,097,136
      33,800     Black Box Corp. *                                  2,276,768
      49,200     Borders Group, Inc.                                1,102,080
      35,050     Brinker International, Inc. *                        906,043
      48,800     CEC Entertainment, Inc. *                          2,408,280
      23,500     Christopher & Banks Corp. *                          766,100
      96,700     Claire's Stores, Inc.                              1,872,112
      12,500     Direct Focus, Inc. *                                 593,750
      36,300     Family Dollar Stores, Inc.                           930,369
      24,000     Galyan's Trading Co. *                               489,600
      38,100     Genesco, Inc. *                                    1,280,160
      57,500     Guitar Center, Inc. *                              1,214,975
      38,000     J.C. Penney Co.                                    1,001,680
      46,500     Linen `n Things, Inc. *                            1,270,380
      70,000     Men's Wearhouse, Inc. *                            1,932,000
      23,000     Micheal Stores, Inc. *                               943,000
      40,500     Panera Bread Co. *                                 1,278,585
      43,400     Payless ShoeSource, Inc. *                         2,807,980
      35,500     Reebok International Ltd. *                        1,134,225
      83,000     Ruddick Corp.                                      1,406,850
      64,700     Signet Group PLC-ADR                               2,439,190
      70,500     Venator Group, Inc. *                              1,078,650
      34,000     Wet Seal, Inc. *                                   1,176,740
      28,800     Whole Foods Market, Inc. *                           780,480
                                                               --------------
                                                                   34,897,903
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          NATIONWIDE SMALL COMPANY FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 UNITED STATES  (CONTINUED)

                 STEEL  (0.9%)
     860,000     Bethlehem Steel Corp. *                       $    1,737,200
      38,900     Carpenter Technology Corp.                         1,139,381
      65,000     Maruichi Steel Tube Ltd.                             737,999
      63,750     Reliance Steel & Aluminum Co.                      1,609,688
      25,500     Shaw Group, Inc. *                                 1,022,550
      45,800     USX-U.S. Steel Group                                 922,870
                                                               --------------
                                                                    7,169,688
                                                               --------------
                 TECHNOLOGY  (0.7%)
      21,400     CACI International, Inc. Class A *                 1,005,800
     112,900     Electronics For Imaging, Inc. *                    3,330,550
      26,900     Kronos, Inc. *                                     1,101,555
                                                               --------------
                                                                    5,437,905
                                                               --------------
                 TELECOMMUNICATION EQUIPMENT  (1.8%)
     265,800     Advanced Fibre Communications,
                 Inc. *                                             5,581,800
      34,500     Commscope, Inc. *                                    810,750
      59,900     Davox Corp. *                                        497,170
     144,300     Tekelec                                            3,910,530
      61,500     Tollgrade Communications, Inc. *                   1,752,750
      74,000     UTStarcom, Inc. *                                  1,724,200
                                                               --------------
                                                                   14,277,200
                                                               --------------
                 TELECOMMUNICATIONS  (0.9%)
      23,500     L-3 Communications Holdings,
                 Inc. *                                             1,793,050
     110,000     TranSwitch Corp. *                                 1,210,000
      89,600     Western Wireless Corp. Class A                     3,852,800
                                                               --------------
                                                                    6,855,850
                                                               --------------
                 TOYS  (0.2%)
      89,600     Mattel, Inc.                                       1,695,232
                                                               --------------
                 TRANSPORTATION  (1.7%)
      43,000     Atlantic Coast Airlines Holdings,
                 Inc. *                                             1,289,570
      17,900     Continental Airlines Class B *                       881,575
       5,700     EGL, Inc. *                                           99,522
      29,000     Expeditors International of
                 Washington, Inc.                                   1,739,971
      65,000     Forward Air Corp. *                                1,946,750
     107,500     Frontline Ltd.                                     1,838,250
      86,400     Kansas City Southern Industries, Inc.              1,365,120
      17,300     Newport News Shipbuilding, Inc.                    1,059,625
      55,700     Tidewater, Inc.                                    2,099,890
     102,800     Wabtec Corp.                                       1,542,000
                                                               --------------
                                                                   13,862,273
                                                               --------------
                 UTILITIES  (1.8%)
      23,000     American States Water Co.                            782,000
      70,000     Arch Coal, Inc.                                    1,810,900
      65,000     Cleco Corp.                                        1,478,750
      41,100     IDACORP, Inc.                                      1,433,568
      39,000     Nstar W/I                                          1,659,840
      55,700     Peabody Energy Corp.                               1,824,175
      91,500     Power-One, Inc. *                                  1,522,560
      80,000     UniSource Energy Corp.                             1,837,600
      97,000     Wisconsin Energy Corp.                             2,305,690
                                                               --------------
                                                                   14,655,083
                                                               --------------

--------------------------------------------------------------------------------
   SHARES        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)

                 WASTE DISPOSAL  (0.1%)
         16,500  Waste Connections, Inc. *                     $      594,000
                                                               --------------
                                                                  622,406,931
                                                               --------------
                 TOTAL COMMON STOCKS                              728,759,687
                                                               --------------
                 MUTUAL FUNDS  (1.5%)
        118,500  iShares Russell 2000 Index Funds                  12,075,150
                                                               --------------
                 TOTAL MUTUAL FUNDS                                12,075,150
                                                               --------------
                 WARRANTS (0.0%)
                 SINGAPORE  (0.0%)
                 FOOD & BEVERAGE  (0.0%)
         58,000  Want Want Holdings Ltd.,
                 expiring 10/24/04                                     24,940
                                                               --------------
                 TOTAL WARRANTS                                        24,940
                                                               --------------


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER  (2.7%)
$    21,499,000  Household International Inc.,
                 4.25%, 07/02/01                                   21,493,924
                                                               --------------
                 TOTAL COMMERCIAL PAPER                            21,493,924
                                                               --------------
                 U.S. GOVERNMENT OBLIGATIONS  (0.6%)
                 U.S. TREASURY BILLS  (0.6%)
        379,000  3.63%, 08/16/01                                      377,382
        394,000  3.61%, 08/30/01                                      391,721
      1,443,000  3.51%, 09/13/01                                    1,432,583
      2,071,000  3.44%, 09/20/01                                    2,054,616
        657,000  3.38%, 09/27/01                                      651,348
                                                               --------------
                 TOTAL U.S. GOVERNMENT
                 OBLIGATIONS                                        4,907,650
                                                               --------------
                 REPURCHASE AGREEMENT  (4.3%)
     34,539,511  Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA GNMA
                 and Federal Farm Credit Bank)                     34,539,511
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                        34,539,511
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $695,115,127) (A) -
                 (99.8%)                                          801,800,862
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.2%)                               1,987,173
                                                               --------------
                 NET ASSETS - (100.0%)                         $  803,788,035
                                                               ==============
-------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation          $143,144,683
         Unrealized depreciation           (36,458,948)
                                          ------------
         Net unrealized appreciation      $106,685,735
                                          ============

* Denotes a non-income producing security.

ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
GNMA    Government National Mortgage Association
REIT    Real Estate Investment Trust

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             NATIONWIDE INCOME FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 ASSET BACKED SECURITIES  (5.5%)
$    125,000     American Express Master Trust,
                 Series 1994-3, Class A, 7.85%,
                 08/15/05                                      $      133,690
     310,000     Discover Card Master Trust I, Series
                 1999-4, Class A, 5.65%, 11/16/04                     313,799
     240,000     Metris Master Trust, Series 1997-1,
                 Class A, 6.87%, 10/20/05                             245,242
     145,000     Prime Credit Card Master Trust,
                 Series 1995-1, Class A, 6.75%,
                 11/15/05                                             148,784
                                                               --------------
                 TOTAL ASSET BACKED SECURITIES                        841,515
                                                               --------------
                 CORPORATE BONDS  (14.5%)
                 AIRLINES  (1.7%)
     100,000     Boeing Co., 7.10%, 09/27/05                          104,980
     144,034     Delta Air Lines, Inc., 7.38%,
                 05/18/10                                             150,868
                                                               --------------
                                                                      255,848
                                                               --------------
                 ELECTRIC SERVICES  (2.0%)
     150,000     Alabama Power Co., 7.13%,
                 10/01/07                                             154,174
     150,000     Carolina Power & Light, 6.80%,
                 08/15/07                                             152,321
                                                               --------------
                                                                      306,495
                                                               --------------
                 FINANCIAL SERVICES  (5.2%)
     200,000     Ford Motor Credit Co., 7.88%,
                 06/15/10                                             208,549
     285,000     General Electric Capital Corp.,
                 5.38%, 04/23/04                                      286,810
     100,000     General Motors Corp., 7.40%,
                 09/01/25                                              97,607
     100,000     Household Finance Corp., 6.50%,
                 11/15/08                                              98,023
     100,000     Morgan Stanley Dean Witter,
                 6.88%, 03/01/07                                      102,094
                                                               --------------
                                                                      793,083
                                                               --------------
                 INSURANCE  (0.7%)
     100,000     Allstate Corp., 7.88%, 05/01/05                      106,550
                                                               --------------
                 LEASE / RENTAL  (0.6%)
     100,000     Hertz Corp., 6.25%, 03/15/09                          95,012
                                                               --------------
                 PIPELINES  (1.9%)
     100,000     EL Paso Energy Corp., 6.75%,
                 05/15/09                                              96,173
     200,000     Transcontinental Gas PL, 6.25%,
                 01/15/08                                             197,511
                                                               --------------
                                                                      293,684
                                                               --------------
                 TELECOMMUNICATIONS  (1.4%)
     150,000     GTE Corp., 7.51%, 04/01/09                           156,147
      50,000     Worldcom, Inc., 6.13%, 08/15/01                       50,062
                                                               --------------
                                                                      206,209
                                                               --------------
--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 UTILITIES  (1.0%)
$    100,000     Noram Energy Corp., 6.38%,
                 11/01/03                                      $      100,811
      55,000     Public Service Company of
                 Colorado, 6.00%, 04/15/03                             55,687
                                                               --------------
                                                                      156,498
                                                               --------------

                 TOTAL CORPORATE BONDS                              2,213,379
                                                               --------------
                 U.S. GOVERNMENT AGENCIES
                 AND LONG-TERM OBLIGATIONS  (82.9%)

                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  (3.5%)
     300,000     5.13%, 09/15/03                                      301,776
     232,888     7.50%, 02/01/31, Pool #G01203                        237,779
                                                               --------------
                                                                      539,555
                                                               --------------
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  (12.4%)
     500,000     5.13%, 02/13/04                                      502,367
     400,000     6.50%, 08/15/04                                      415,948
     500,000     6.63%, 09/15/09                                      517,936
     228,565     7.50%, 07/01/29, Pool #323832                        234,113
     221,195     7.00%, 02/01/30                                      222,525
                                                               --------------
                                                                    1,892,889
                                                               --------------
                 U.S. TREASURY NOTES  (67.0%)
   1,100,000     6.63%, 07/31/01                                    1,102,795
     745,000     6.50%, 05/31/02                                      762,449
   1,525,000     5.75%, 08/15/03                                    1,567,576
     105,000     7.25%, 05/15/04                                      112,417
     995,000     5.88%, 11/15/04                                    1,029,163
     685,000     6.50%, 05/15/05                                      724,247
     275,000     6.50%, 08/15/05                                      291,164
     750,000     7.00%, 07/15/06                                      813,702
     730,000     6.50%, 10/15/06                                      776,392
   1,120,000     6.13%, 08/15/07                                    1,175,894
     355,000     4.75%, 11/15/08                                      342,897
   1,434,000     6.00%, 08/15/09                                    1,491,262
                                                               --------------
                                                                   10,189,958
                                                               --------------
                 TOTAL U.S. GOVERNMENT
                 AGENCIES AND LONG-TERM
                 OBLIGATIONS                                       12,622,402
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                             NATIONWIDE INCOME FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 Total Investments
                 (COST $15,438,728) (A) -
                 (102.9%)                                      $   15,677,296
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-2.9%)                              (446,485)
                                                               --------------
                 NET ASSETS - (100.0%)                         $   15,230,811
                                                               ==============
--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation           $       258,120
         Unrealized depreciation                   (19,552)
                                            --------------
         Net unrealized appreciation       $       238,568
                                            ==============

See notes to financial statements.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         STRONG NSAT MID CAP GROWTH FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (99.0%)

                 AEROSPACE  (0.8%)
      46,100     Lockheed Martin Corp.                         $    1,708,005
                                                               --------------
                 BANKS  (0.4%)
      12,700     Northern Trust Corp.                                 793,750
                                                               --------------
                 BIOTECHNOLOGY  (0.7%)
      26,600     Human Genome Sciences, Inc. *                      1,602,650
                                                               --------------
                 BROADCAST MEDIA / CABLE TELEVISION  (1.3%)
      85,800     EchoStar Communications Corp. *                    2,781,636
                                                               --------------
                 BUSINESS SERVICES  (1.0%)
     106,000     Cendant Corp. *                                    2,067,000
                                                               --------------
                 COMMUNICATION EQUIPMENT  (3.8%)
      91,500     Juniper Networks, Inc. *                           2,845,650
      72,400     ONI Systems Corp. *                                2,019,960
     123,600     RF Micro Devices, Inc. *                           3,333,492
                                                               --------------
                                                                    8,199,102
                                                               --------------
                 COMPUTER DATA SECURITY  (2.7%)
      39,300     VeriSign, Inc. *                                   2,358,393
      52,901     VERITAS Software Corp. *                           3,519,504
                                                               --------------
                                                                    5,877,897
                                                               --------------
                 COMPUTER EQUIPMENT  (4.1%)
     209,100     American Power Conversion Corp. *                  3,293,325
     129,800     Apple Computer, Inc. *                             3,017,850
      86,400     Extreme Networks, Inc. *                           2,548,800
      40,800     Seagate Technology, Inc. *                             3,264
                                                               --------------
                                                                    8,863,239
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (15.6%)
      79,700     Adobe Systems, Inc.                                3,745,900
      68,000     Brocade Communications
                 Systems, Inc. *                                    2,991,320
      55,400     Cerner Corp. *                                     2,326,800
     106,500     Computer Associates
                 International, Inc. *                              3,834,000
     236,000     Compuware Corp. *                                  3,301,640
      78,500     Legato Systems, Inc. *                             1,252,075
      52,600     Mercury Interactive Corp. *                        3,150,740
      41,900     Micromuse, Inc. *                                  1,172,781
      84,300     NetIQ Corp. *                                      2,637,747
      75,500     Radioshack Corp.                                   2,302,750
      56,500     Rational Software Corp. *                          1,584,825
     179,400     RealNetworks, Inc. *                               2,107,950
      25,900     Siebel Systems, Inc. *                             1,214,710
     188,300     TIBCO Software, Inc. *                             2,404,591
                                                               --------------
                                                                   34,027,829
                                                               --------------
                 CONSTRUCTION & BUILDING MATERIALS  (3.1%)
      42,800     Centex Corp.                                       1,744,100
      68,500     Fluor Corp.                                        3,092,775
     207,400     Foster Wheeler Ltd.                                1,876,970
                                                               --------------
                                                                    6,713,845
                                                               --------------
                 CONSUMER FINANCE  (0.7%)
      29,800     Concord EFS, Inc. *                                1,549,898
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 EDUCATIONAL SERVICES  (1.0%)
      51,900     Apollo Group, Inc. *                           $   2,203,155
                                                               --------------
                 ELECTRIC SERVICES  (1.5%)
      94,300     Mirant Corp. *                                     3,243,920
                                                               --------------
                 ELECTRONICS  (12.7%)
      70,800     Celestica, Inc. *                                  3,646,200
      43,800     Flextronics International Ltd. *                   1,143,618
      24,600     Gemstar-TV Guide
                 International, Inc. *                              1,047,960
      42,500     KLA-Tencor Corp. *                                 2,484,975
      33,100     L-3 Communications Holdings, Inc. *                2,525,530
      87,700     Lam Research Corp. *                               2,600,305
      54,200     Microchip Technology, Inc. *                       1,811,906
      81,900     Micron Technology, Inc. *                          3,366,090
      99,000     Sanmina Corp.                                      2,317,590
      68,500     Teradyne, Inc. *                                   2,267,350
      79,300     Vishay Intertechnology, Inc. *                     1,823,900
      59,500     Xilinx, Inc. *                                     2,453,780
                                                               --------------
                                                                   27,489,204
                                                               --------------
                 FINANCIAL  (11.1%)
      34,900     A.G. Edwards, Inc.                                 1,570,500
      37,100     Bear Stearns Cos., Inc.                            2,187,787
      49,200     Capital One Financial Corp.                        2,952,000
      41,100     Countrywide Credit Industries, Inc.                1,885,668
      41,400     Lehman Brothers Holdings, Inc.                     3,218,850
      44,500     SEI Corp.                                          2,109,300
     209,700     Stilwell Financial, Inc.                           7,037,532
      40,400     USA Education, Inc.                                2,949,200
                                                               --------------
                                                                   23,910,837
                                                               --------------
                 FUNERAL SERVICES  (0.7%)
     236,100     Service Corporation International *                1,501,596
                                                               --------------
                 HEALTHCARE  (2.9%)
       24,900    Amerisource Health Corp., Class A *                1,376,970
      23,100     Biomet, Inc.                                       1,110,186
      12,800     Laboratory Corporation of America
                 Holdings *                                           984,320
      47,100     McKesson HBOC, Inc.                                1,748,352
      36,400     Oxford Health Plans, Inc. *                        1,041,040
                                                               --------------
                                                                    6,260,868
                                                               --------------
                 INSURANCE  (3.2%)
     105,800     ACE Ltd.                                           4,135,722
     196,000     Conseco, Inc.                                      2,675,400
                                                               --------------
                                                                    6,811,122
                                                               --------------
                 INTERNET  (1.7%)
      95,900     EarthLink, Inc. *                                  1,352,190
     171,700     S1 Corp. *                                         2,403,800
                                                               --------------
                                                                    3,755,990
                                                               --------------
                 INVESTMENT MANAGEMENT  (1.2%)
      57,100     Franklin Resources, Inc.                           2,613,467
                                                               --------------
                 MANUFACTURING  (0.8%)
      52,200     Integrated Device Technology, Inc. *               1,654,218
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         STRONG NSAT MID CAP GROWTH FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 MINING  (1.4%)
     163,000     Newmont Mining Corp.                          $    3,033,430
                                                               --------------
                 OIL & GAS  (8.6%)
      59,600     BJ Services Co. *                                  1,691,448
      39,100     Cooper Cameron Corp. *                             2,181,780
      31,400     Devon Energy Corp.                                 1,648,500
      86,000     ENSCO International, Inc.                          2,012,400
     123,600     Nabors Industries, Inc. *                          4,597,920
     179,700     Petroleum Geo-Services ASA *                       1,816,767
      66,600     Transocean Sedco Forex, Inc.                       2,747,250
      70,700     Veritas DGC, Inc. *                                1,961,925
                                                               --------------
                                                                   18,657,990
                                                               --------------
                 PHARMACEUTICALS  (2.4%)
      10,500     ICOS Corp. *                                         672,000
      86,025     IVAX Corp. *                                       3,354,975
      22,700     MedImmune, Inc. *                                  1,071,440
                                                               --------------
                                                                    5,098,415
                                                               --------------
                 REAL ESTATE INVESTMENT TRUSTS  (0.3%)
      45,600     Corrections Corporation of
                 America *                                            727,320
                                                               --------------
                 RETAIL  (4.0%)
      89,700     AutoNation, Inc. *                                 1,040,520
      46,600     Best Buy Co., Inc. *                               2,960,032
      30,300     Kohl's Corp. *                                     1,900,719
     102,400     Penney (J.C.) Co., Inc.                            2,699,264
                                                               --------------
                                                                    8,600,535
                                                               --------------
                 SEMICONDUCTORS  (8.1%)
      86,200     Advanced Micro Devices, Inc. *                     2,489,456
     100,300     Cypress Semiconductor Corp. *                      2,392,155
      55,300     Intersil  Corp. *                                  2,012,920
      55,900     National Semiconductor Corp. *                     1,627,808
      68,800     Novellus Systems, Inc. *                           3,907,152
     282,000     Transmeta Corp. *                                  1,573,560
     152,600     TriQuint Semiconductor, Inc. *                     3,433,500
                                                               --------------
                                                                   17,436,551
                                                               --------------
                 TECHNOLOGY  (0.6%)
      22,600     Comverse Technology, Inc. *                        1,290,460
                                                               --------------
                 TELECOMMUNICATIONS  (1.3%)
      67,600     Scientific-Atlanta, Inc.                           2,744,560
                                                               --------------
                 UTILITIES  (1.3%)
      73,900     Calpine Corp. *                                    2,793,420
                                                               --------------
                 TOTAL COMMON STOCKS                              214,011,909
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENT  (1.7%)
  $3,682,772     Fifth Third Bank, 3.84%,
                 07/02/01 (Collateralized
                 by FHLMC)                                      $   3,682,772
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                         3,682,772
                                                               --------------

                 TOTAL INVESTMENTS
                 (COST $214,172,175) (A) -
                 (100.7%)                                         217,694,681
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-0.7%)                            (1,500,512)
                                                               --------------
                 NET ASSETS - (100.0%)                          $ 216,194,169
                                                               ==============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation            $   15,295,776
         Unrealized depreciation               (11,773,270)
                                            --------------
         Net unrealized appreciation        $    3,522,506
                                            ==============

* Denotes a non-income producing security.
FHLMC  Federal Home Loan Mortgage Corporation
See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NATIONWIDE STRATEGIC VALUE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (84.8%)

                 AIRLINES  (1.4%)
      10,100     AMR Corp. *                                   $      364,913
                                                               --------------
                 AUTO PARTS & EQUIPMENT  (1.6%)
      25,100     Delphi Automotive Systems Corp.                      399,843
                                                               --------------
                 AUTOMOBILES  (1.5%)
           2     Ford Motor Co.                                            49
      18,400     General Motors Corp. Class H *                       372,600
                                                               --------------
                                                                      372,649
                                                               --------------
                 BANKS  (5.5%)
       5,400     Bank of America Corp.                                324,162
       8,700     Bank One Corp.                                       311,460
      11,800     First Union Corp.                                    412,292
       7,700     Mellon Financial Corp.                               354,200
                                                               --------------
                                                                    1,402,114
                                                               --------------
                 BROADCAST MEDIA / CABLE TELEVISION  (3.2%)
       9,500     Comcast Corp., Class A *                             412,300
       9,200     Cox Communications, Inc.
                 Class A *                                            407,560
                                                               --------------
                                                                      819,860
                                                               --------------
                 CHEMICALS  (3.7%)
       9,700     Dow Chemical Co.                                     322,525
       9,000     Praxair, Inc.                                        423,000
      16,400     Solutia, Inc.                                        209,100
                                                               --------------
                                                                      954,625
                                                               --------------
                 COMMUNICATION EQUIPMENT  (1.8%)
       5,700     Corning, Inc.                                         95,247
      22,000     Motorola, Inc.                                       364,320
                                                               --------------
                                                                      459,567
                                                               --------------
                 COMPUTER EQUIPMENT  (2.0%)
      21,200     Compaq Computer Corp.                                328,388
       6,500     Extreme Networks, Inc. *                             191,750
                                                               --------------
                                                                      520,138
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (6.5%)
      27,300     CNET Networks, Inc. *                                354,900
       5,800     Mercury Interactive Corp. *                          347,420
      11,500     Radioshack Corp.                                     350,750
       6,300     Siebel Systems, Inc. *                               295,470
       7,200     Symantec Corp. *                                     314,568
                                                               --------------
                                                                    1,663,108
                                                               --------------
                 CONGLOMERATES  (1.7%)
       6,800     Illinois Tool Works, Inc.                            430,440
                                                               --------------
                 CONSTRUCTION MATERIALS  (2.7%)
       9,300     Dover Corp.                                          350,145
      13,300     Masco Corp.                                          331,968
                                                               --------------
                                                                      682,113
                                                               --------------
                 ELECTRICAL EQUIPMENT  (1.2%)
       7,700     Grainger (W.W.),  Inc.                               316,932
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 ELECTRONICS  (4.4%)
       9,300     Altera Corp. *                                $      269,700
       9,000     Applied Micro Circuits Corp. *                       154,800
      18,000     AVX Corp.                                            378,000
      18,000     LSI Logic Corp. *                                    338,400
                                                               --------------
                                                                    1,140,900
                                                               --------------
                 ENTERTAINMENT  (2.6%)
       6,500     AOL Time Warner, Inc.                                344,500
      11,500     The Walt Disney Co.                                  332,235
                                                               --------------
                                                                      676,735
                                                               --------------
                 FOOD & BEVERAGE  (1.1%)
      21,700     PepsiAmericas, Inc.                                  288,610
                                                               --------------
                 HEALTHCARE  (4.1%)
      19,200     Boston Scientific Corp. *                            326,400
      23,800     HealthSouth Corp. *                                  380,086
       5,600     Watson Pharmaceutical, Inc. *                        345,184
                                                               --------------
                                                                    1,051,670
                                                               --------------
                 HOUSEHOLD APPLIANCES  (1.2%)
      12,200     Newell Rubbermaid, Inc.                              306,220
                                                               --------------
                 INSURANCE  (4.3%)
       4,200     American International Group, Inc.                   361,200
       4,300     CIGNA Corp.                                          412,026
       4,700     Hartford Financial Services
                 Group, Inc.                                          321,480
                                                               --------------
                                                                    1,094,706
                                                               --------------
                 MEDICAL EQUIPMENT & SUPPLIES  (1.4%)
      14,200     Apogent Technologies, Inc. *                         349,320
                                                               --------------
                 MOTOR VEHICLES  (1.3%)
       8,000     TRW, Inc.                                            328,000
                                                               --------------
                 OIL & GAS  (6.8%)
      10,400     BJ Services Co. *                                    295,152
       8,100     Devon Energy Corp.                                   425,250
       5,500     Enron Corp.                                          269,500
       7,300     Phillips Petroleum Co.                               416,100
       8,500     Transocean Sedco Forex, Inc.                         350,625
                                                               --------------
                                                                    1,756,627
                                                               --------------
                 OIL EQUIPMENT & SERVICES  (2.7%)
      10,000     Baker Hughes, Inc.                                   335,000
       7,600     Weatherford International, Inc. *                    364,800
                                                               --------------
                                                                      699,800
                                                               --------------
                 PAPER & FOREST PRODUCTS  (1.7%)
       8,100     Weyerhaeuser Co.                                     445,257
                                                               --------------
                 PRINTING & PUBLISHING  (1.6%)
       5,900     E.W. Scripps Co., Class A                            407,100
                                                               --------------
                 REAL ESTATE INVESTMENT TRUSTS  (0.8%)
       7,900     Archstone Communities Trust                          203,662
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NATIONWIDE STRATEGIC VALUE FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 RETAIL  (6.2%)
       8,000     Federated Department Stores,
                 Inc. *                                        $      340,000
       2,600     Lowe's Cos., Inc.                                    188,630
      18,700     Nordstrom, Inc.                                      346,885
      37,800     Office Depot, Inc. *                                 392,364
      20,900     Staples, Inc. *                                      334,191
                                                               --------------
                                                                    1,602,070
                                                               --------------
                 SEMICONDUCTORS  (0.3%)
       1,600     Applied Materials, Inc. *                             78,560
                                                               --------------
                 TELECOMMUNICATIONS  (8.9%)
      43,500     ADC Telecommunications, Inc. *                       287,100
      10,300     AT&T Corp.                                           226,600
      21,000     AT&T Liberty Media Group *                           367,290
       6,200     Infonet Services Corp., Class B *                     52,700
      13,000     Sprint Corp. (FON Group)                             277,680
      16,600     Sprint Corp. (PCS Group) *                           400,890
       3,900     Telephone & Data Systems, Inc.                       424,125
       8,800     Vodafone Group PLC                                   196,680
      23,500     XO Communications, Inc. *                             45,120
                                                               --------------
                                                                    2,278,185
                                                               --------------
                 TRANSPORTATION  (1.2%)
      11,200     CNF, Inc.                                            316,400
                                                               --------------
                 UTILITIES  (1.4%)
      13,600     NiSource, Inc.                                       371,688
                                                               --------------
                 TOTAL COMMON STOCKS                               21,781,812
                                                               --------------
--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (14.5%)
  $3,712,128     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FHLMC)                     $    3,712,128
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                         3,712,128
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $24,987,657) (A) -
                 (99.3%)                                           25,493,940
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.7%)                                 172,574
                                                               --------------
                 NET ASSETS - (100.0%)                         $   25,666,514
                                                               ==============

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation               $ 1,536,444
         Unrealized depreciation                (1,030,361)
                                              ------------
         Net unrealized appreciation          $    506,283
                                              ============

* Denotes a non-income producing security.
FHLMC   Federal Home Loan Mortgage Corporation
See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        FEDERATED NSAT EQUITY INCOME FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (61.8%)

                 AEROSPACE / DEFENSE  (0.8%)
       9,100     The Boeing Co.                                $      505,960
                                                               --------------
                 AUTOMOBILES  (0.9%)
      23,400     Ford Motor Co.                                       574,470
                                                               --------------
                 BANKS  (4.8%)
      12,300     Bank of America Corp.                                738,369
      25,600     Bank One Corp.                                       916,480
      35,300     J.P. Morgan Chase & Co.                            1,574,380
                                                               --------------
                                                                    3,229,229
                                                               --------------
                 CAPITAL GOODS  (1.2%)
      18,963     Ingersoll-Rand Co.                                   781,276
                                                               --------------
                 COMPUTER / HARDWARE  (2.1%)
      37,400     Compaq Computer Corp.                                579,326
       7,400     International Business Machines
                 Corp.                                                836,200
                                                               --------------
                                                                    1,415,526
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (2.3%)
      21,200     Microsoft Corp. *                                  1,547,600
                                                               --------------
                 CONSUMER FINANCE  (2.8%)
      23,466     Citigroup, Inc.                                    1,239,943
      13,900     Wells Fargo Co.                                      645,377
                                                               --------------
                                                                    1,885,320
                                                               --------------
                 CONSUMER PRODUCTS  (1.0%)
      10,700     Procter & Gamble Co.                                 682,660
                                                               --------------
                 ELECTRICAL EQUIPMENT  (4.4%)
      15,600     Emerson Electric Co.                                 943,800
      41,300     General Electric Co.                               2,013,375
                                                               --------------
                                                                    2,957,175
                                                               --------------
                 ELECTRONICS  (3.4%)
      42,500     Intel Corp.                                        1,243,125
      32,500     Texas Instruments, Inc.                            1,023,750
                                                               --------------
                                                                    2,266,875
                                                               --------------
                 ENTERTAINMENT  (1.9%)
      43,100     The Walt Disney Co.                                1,245,159
                                                               --------------
                 FOOD & BEVERAGE  (3.2%)
      21,300     Anheuser-Busch Cos., Inc.                            877,560
      14,100     Quaker Oats Co.                                    1,286,625
                                                               --------------
                                                                    2,164,185
                                                               --------------
                 HEALTHCARE  (11.1%)
      31,200     Abbott Laboratories                                1,497,912
      23,200     American Home Products Corp.                       1,355,808
      34,800     Baxter International, Inc.                         1,705,199
      18,500     Bristol-Myers Squibb Co.                             967,550
      10,800     Johnson & Johnson Co.                                540,000
      36,825     Pfizer, Inc.                                       1,474,841
                                                               --------------
                                                                    7,541,310
                                                               --------------
                 INSURANCE  (1.2%)
       9,400     American International Group, Inc.                   808,400
                                                               --------------
                 INSURANCE BROKERS  (1.5%)
      10,250     Marsh & McLennan Cos., Inc.                        1,035,250
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 INVESTMENT MANAGEMENT  (3.3%)
      14,100     Merrill Lynch & Co., Inc.                     $      835,425
      21,200     Morgan Stanley Dean
                 Witter & Co.                                       1,361,676
                                                               --------------
                                                                    2,197,101
                                                               --------------
                 METALS & MINING  (1.1%)
      19,100     Alcoa, Inc.                                          752,540
                                                               --------------
                 OIL & GAS  (4.9%)
      15,500     Chevron Corp.                                      1,402,750
      22,608     Exxon Mobil Corp.                                  1,974,809
                                                               --------------
                                                                    3,377,559
                                                               --------------
                 RETAIL  (4.8%)
      22,610     Home Depot, Inc.                                   1,052,496
      33,800     Target Corp.                                       1,169,480
      20,100     Wal-Mart Stores, Inc.                                980,880
                                                               --------------
                                                                    3,202,856
                                                               --------------
                 SEMICONDUCTORS  (1.4%)
      19,500     Applied Materials, Inc. *                            957,450
                                                               --------------
                 TELECOMMUNICATIONS  (3.7%)
      15,000     BellSouth Corp.                                      604,050
      10,800     Qwest Communications
                 International, Inc.                                  344,196
      19,600     SBC Communications, Inc.                             785,176
      14,200     Verizon Communications, Inc.                         759,700
                                                               --------------
                                                                    2,493,122
                                                               --------------
                 TOTAL COMMON STOCKS                               41,621,023
                                                               --------------

                 CONVERTIBLE PREFERRED
                 STOCKS  (22.4%)

                 AEROSPACE / DEFENSE  (1.1%)
      14,400     Raytheon Co., 8.25%                                  707,184
                                                               --------------
                 BANKS  (1.5%)
      19,600     Washington Mutual Cap Tr I, 5.38%                  1,041,250
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (1.7%)
      21,500     Electronic Data Systems, 7.63%                     1,133,050
                                                               --------------
                 CONSUMER PRODUCTS  (0.7%)
       5,700     Estee Lauder, 6.25%                                  461,130
                                                               --------------
                 DRUGS  (2.1%)
      35,200     Pharmacia Corp., 6.50%                             1,422,080
                                                               --------------
                 FOODS  (1.5%)
      24,000     Suiza Foods Corp., 5.50%                             981,000
                                                               --------------
                 INSURANCE  (1.5%)
      10,300     Metlife, Inc., 8.00%                               1,001,675
                                                               --------------
                 OIL & GAS  (1.7%)
      13,500     Apache Corp., 6.50%                                  591,570
      14,600     Coastal Corp., 6.63%                                 521,366
                                                               --------------
                                                                    1,112,936
                                                               --------------
                 PAPER & FOREST PRODUCTS  (1.4%)
      21,900     International Paper Co., 5.25%                       952,650
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        FEDERATED NSAT EQUITY INCOME FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CONVERTIBLE PREFERRED
                 STOCKS  (CONTINUED)

                 RAILROADS  (1.3%)
      18,800     Union Pacific Corp., 6.25%                    $      890,650
                                                               --------------
                 TELECOMMUNICATIONS  (4.4%)
      24,200     Amdocs Ltd., TRACES, 6.75%                         1,222,100
      21,300     Cox Communications, Inc.,
                 PRIDES, 7.00%                                      1,235,400
      11,500     Qwest Trends Trust, 5.75% **                         599,438
                                                               --------------
                                                                    3,056,938
                                                               --------------
                 UTILITIES  (3.5%)
      15,100     Calpine Corp., 5.00%                                 841,825
      58,000     Duke Energy Corp., 8.25%                           1,487,700
                                                               --------------
                                                                    2,329,525
                                                               --------------
                 TOTAL CONVERTIBLE
                 PREFERRED STOCKS                                  15,090,068
                                                               --------------


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CONVERTIBLE BONDS  (13.7%)

                 ADVERTISING  (1.2%)
    $450,000     Omnicom Group, 2.25%, 01/06/13                       801,000
                                                               --------------
                 BUSINESS SERVICES  (1.8%)
   1,700,000     Cendant Corp., 0.00%, 02/13/21 **                  1,249,500
                                                               --------------
                 CABLE TELEVISION  (1.5%)
     430,000     Charter Communications, Inc.,
                 5.75% 10/15/05 **                                    528,363
     400,000     Charter Communications, Inc.,
                 5.75%, 10/15/05                                      491,500
                                                               --------------
                                                                    1,019,863
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (1.2%)
     340,000     Peregrine Systems, 5.50%,
                 11/15/07 **                                          495,550
     200,000     Peregrine Systems, 5.50%,
                 11/15/07                                             291,500
                                                               --------------
                                                                      787,050
                                                               --------------
                 COMPUTERS / HARDWARE  (1.0%)
   1,340,000     Hewlett Packard Co., 0.00%,
                 10/14/17                                             670,000
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CONVERTIBLE BONDS  (CONTINUED)

                 ENTERTAINMENT  (0.9%)
  $  520,000     AT&T Corp. Liberty Media,
                 3.25%, 03/15/31 **                            $      583,050
                                                               --------------
                 HEALTHCARE  (1.6%)
     840,000     Amerisource Health, 5.00%,
                 12/01/07* *                                        1,077,300
                                                               --------------
                 INVESTMENT MANAGEMENT  (0.6%)
     800,000     Merrill Lynch & Co., 0.00%,
                 05/23/31                                             404,000
                                                               --------------
                 NEWSPAPERS  (1.2%)
   1,700,000     News America, Inc., 0.00%,
                 02/28/21 **                                          833,000
                                                               --------------
                 OIL & GAS  (1.6%)
     870,000     Kerr-McGee Corp., 5.25%,
                 02/15/10                                           1,057,050
                                                               --------------
                 UTILITIES  (1.1%)
       9,200     Reliant Energy, Inc., 0.00%,
                 09/15/29                                             727,858
                                                               --------------
                 TOTAL CONVERTIBLE BONDS                            9,209,671
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $66,117,910) (A) -
                 (97.9%)                                           65,920,762
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (2.1%)                               1,385,942
                                                               --------------
                 NET ASSETS - (100.0%)                         $   67,306,704
                                                               ==============

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:


         Unrealized appreciation            $    2,545,578
         Unrealized depreciation                (2,742,726)
                                            --------------
         Net unrealized depreciation        $     (197,148)
                                            ==============

*    Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule 144A,which limits the resale to certain qualified buyers.

PRIDES   Preferred Redeemable Increased Dividend Equity Security
TRACES   Trust Automatic Common Exchange Security

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (86.3%)

                 AEROSPACE / DEFENSE  (0.5%)
$    175,000     Alliant Techsystems, Inc.,
                 8.50%, 05/15/11                               $      177,625
     325,000     Anteon Corp., Sr. Sub. Note,
                 12.00%, 05/15/09                                     316,875
                                                               --------------
                                                                      494,500
                                                               --------------
                 AUTO PARTS & EQUIPMENT  (3.1%)
     300,000     Accuride Corp., Series B, 9.25%,
                 02/01/08                                             199,500
     100,000     Aftermarket Technology Corp.,
                 12.00%, 08/01/04                                     100,500
     150,000     Aftermarket Technology Corp.,
                 Series D, 12.00%, 08/01/04                           150,750
     575,000     American Axle & Manufacturing, Sr.
                 Sub. Note, 9.75%, 03/01/09                           576,438
     275,000     Arvin Industries, Inc., 7.13%,
                 03/15/09                                             245,336
     200,000     Hayes Lemmerz International, Inc.,
                 11.88%, 06/15/06                                     195,000
     275,000     J.L. French Auto Cast, 11.50%,
                 06/01/09                                             103,125
   1,250,000     Lear Corp., 8.11%, 05/15/09                        1,248,124
     200,000     Motor Coach Industries, 11.25%,
                 05/01/09                                              81,000
     150,000     Oxford Automotive, Inc., Sr. Sub.
                 Note, Series D, 10.13%, 06/15/07                      93,750
                                                               --------------
                                                                    2,993,523
                                                               --------------
                 BANKS  (1.2%)
   1,250,000     GS Escrow Corp., 7.13%, 08/01/05                   1,218,400
                                                               --------------
                 BEVERAGE & TOBACCO  (0.5%)
     450,000     Constellation Brands, Inc., 8.00%,
                 02/15/08                                             452,250
                                                               --------------
                 BROADCAST RADIO & TV  (2.4%)
     500,000     ACME Television LLC, Series B,
                 0/10.88%, 09/30/04                                   472,500
     975,000     Fox Sports Networks LLC, Sr. Disc.
                 Note, 0/9.75%,  08/15/07                             928,688
     200,000     Lin Television Corp., 8.00%,
                 01/15/08                                             194,000
     550,000     Orion Network Systems, 11.25%,
                 01/15/07                                             222,750
     400,000     Sinclair Broadcast Group, Inc.,
                 8.75%, 12/15/07                                      386,000
     300,000     XM Satellite Radio, Inc., 14.00%,
                 03/15/10                                             181,500
                                                               --------------
                                                                    2,385,438
                                                               --------------
                 BUILDING DEVELOPMENT / PRODUCTS  (1.6%)
     250,000     American Builders & Contractors
                 Supply Co., 10.63%, 05/15/07                         231,250
     400,000     Formica Corp., Series B, 10.88%,
                 03/01/09                                             242,000
     425,000     NCI Building Systems, Inc., Series
                 B, 9.25%, 05/01/09                                   391,000
     225,000     Nortek, Inc., 9.13%, 09/01/07                        221,625

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 BUILDING DEVELOPMENT / PRODUCTS  (CONTINUED)

  $  450,000     WCI Communities, Inc., 10.63%,
                 02/15/11                                      $      470,250
                                                               --------------
                                                                    1,556,125
                                                               --------------
                 BUSINESS EQUIPMENT & SUPPLIES  (1.5%)
     500,000     Buhrmann US, Inc., 12.25%,
                 11/01/09                                             497,500
     625,000     Fisher Scientific International, Inc.,
                 9.00%, 02/01/08                                      621,875
     300,000     Fisher Scientific International, Inc.,
                 9.00%, 02/01/08                                      298,500
     475,000     U.S. Office Products Co., Sr. Sub.
                 Note, 9.75%, 06/15/08 **                              11,875
                                                               --------------
                                                                    1,429,750
                                                               --------------
                 CABLE TELEVISION  (10.5%)
   2,625,000     Charter Communication Holdings,
                 0/13.50%, 01/15/11                                 1,660,312
   1,900,000     Charter Communications Holdings,
                 Sr. Disc Note, 0/9.92%, 04/01/11                   1,306,249
     650,000     CSC Holdings, Inc., 9.25%,
                 11/01/05                                             669,500
     250,000     CSC Holdings, Inc., 9.88%,
                 05/15/06                                             261,250
     250,000     CSC Holdings, Inc., 9.88%,
                 02/15/13                                             266,250
     125,000     Diamond Cable Communications
                 PLC, 0/10.75%, 02/15/07                               76,875
      50,000     Diamond Holdings PLC, 9.13%,
                 02/01/08 **                                           31,250
     900,000     Echostar Broadband Corp., Sr. Note,
                 10.38%, 10/01/07                                     904,500
     350,000     Echostar DBS Corp., 9.38%,
                 02/01/09                                             350,875
     525,000     International Cabletel, Inc., Series B,
                 0/11.50%, 02/01/06                                   359,625
     100,000     Lenfest Communications, Inc.,
                 8.25%, 02/15/08                                      104,552
   1,350,000     NTL, Inc., 0/12.38%, 10/17/08                        600,750
   2,550,000     NTL, Inc., Series B, 0/9.75%,
                 04/01/08                                           1,122,000
     500,000     Pegasus Satellite, 0/13.50%,
                 03/01/07                                             307,500
     425,000     Quebecor Media, Inc., 0/13.75%,
                 07/15/11                                             223,125
     425,000     Quebecor Media, Inc., 8.13%,
                 07/15/11                                             421,813
     250,000     RCN Corp., 0/11.13%, 10/15/07                         66,250
   1,025,000     Telewest Communications PLC,
                 0/11.00%, 10/01/07                                   881,500
      50,000     Telewest Communications PLC,
                 11.25%, 11/01/08                                      44,750
     250,000     Telewest Communications PLC,
                 0/9.25%, 04/15/09                                    122,500
     200,000     UIH Australia/Pacific, Series B,
                 0/14.00%, 05/15/06                                    65,000
     625,000     United International, Inc., Sr. Disc.
                 Note, 0/10.75%, 02/15/08                             196,875

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 CABLE TELEVISION  (CONTINUED)
$    825,000     United Pan-Europe
                 Communications, 0/12.50%,
                 08/01/09                                      $      136,125
     875,000     United Pan-Europe
                 Communications, 0/13.38%,
                 11/01/09                                             153,125
                                                               --------------
                                                                   10,332,551
                                                               --------------
                 CHEMICALS / PLASTICS  (2.9%)
     100,000     Foamex, 9.88%, 06/15/07                               65,500
     375,000     Foamex, Sr. Sub. Note, 13.50%,
                 08/15/05                                             283,125
     300,000     General Chemical Industries, Sr.
                 Note, 10.63%, 05/01/09                               166,500
     275,000     Huntsman Corp., 9.50%, 07/01/07 *                    160,875
     325,000     Huntsman Corp., 10.13%, 07/01/09                     323,375
     325,000     Lyondell Chemical Co., 9.63%,
                 05/01/07                                             326,625
     900,000     Lyondell Chemical Co., 10.88%,
                 05/01/09                                             902,250
     525,000     Polymer Group, Inc., Sr. Sub. Note,
                 Series B, 9.00%, 07/01/07                            202,125
     250,000     Polymer Group, Inc., Sr. Sub. Note,
                 Series B, 8.75%, 03/01/08                             93,750
     350,000     Texas Petrochem Corp., 11.13%,
                 07/01/06                                             313,250
                                                               --------------
                                                                    2,837,375
                                                               --------------
                 CONGLOMERATES  (0.3%)
     400,000     Eagle-Picher Industries, Inc., Sr.
                 Sub. Note, 9.38%, 03/01/08                           272,000
                                                               --------------
                 CONSUMER PRODUCTS / SERVICES  (4.8%)
     350,000     Albecca, Inc., Sr. Sub. Note,
                 10.75%, 08/15/08                                     351,750
     175,000     American Greetings Corp., 11.75%,
                 07/15/08                                             170,625
     350,000     Amscan Holdings, Inc., 9.88%,
                 12/15/07                                             309,750
     289,000     Boyds Collection Ltd., Series B,
                 9.00%, 05/15/08                                      289,723
     525,000     Chattem, Inc., Sr. Sub. Note, Series
                 B, 8.88%, 04/01/08                                   485,624
      50,000     Diamond Brands, Inc., Sr. Disc.
                 Note, 0/12.88%, 04/15/09                                 750
     450,000     Josten's, Inc., 12.75%, 05/01/10                     456,750
     500,000     Levi Straus, 11.63%, 01/15/01                        455,000
     350,000     Playtex Products, Inc., 9.38%,
                 06/01/11                                             358,750
     650,000     Revlon Consumer Products Corp.,
                 8.63%, 02/01/08                                      295,750
     375,000     Sealy Mattress Co., Sr. Disc. Note,                  309,375
                 Series B, 0/10.88%, 12/15/07
     225,000     Sealy Mattress Co., Sr. Sub. Note,
                 Series B, 9.88%, 12/15/07                            222,750
     175,000     Sleepmaster LLC, 11.00%, 5/15/09                     121,625
     200,000     True Temper Sports, Inc., Series B,
                 10.88%, 12/01/08                                     205,000

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 CONSUMER PRODUCTS / SERVICES  (CONTINUED)

  $  550,000     United Industries, Series B, 9.88%,
                 04/01/09                                      $      442,750
     250,000     Volume Services America, Inc., Sr.
                 Sub. Note, 11.25%, 03/01/09                          236,250
                                                               --------------
                                                                    4,712,222
                                                               --------------
                 CONTAINERS / PACKAGING  (2.2%)
     275,000     Huntsman Packaging Corp.,
                 13.00%, 06/01/10 *                                   210,375
     400,000     Owens-Illinois, Inc., Sr. Note,
                 7.85%, 05/15/04                                      318,000
     325,000     Owens-Illinois, Inc., 8.10%,
                 05/15/07                                             242,125
     750,000     Owens-Illinois, Inc., Sr. Note,
                 7.15%, 05/15/05                                      558,750
     200,000     Russell-Stanley Holding, Inc., Sr.
                 Sub. Note, 10.88%, 02/15/09 **                        31,000
     450,000     Sealed Air Corp., 8.75%, 07/01/08                    438,807
     400,000     Tekni-Plex, Inc., Sr. Sub. Note,
                 12.75%, 06/15/10                                     322,000
                                                               --------------
                                                                    2,121,057
                                                               --------------
                 ECOLOGICAL SERVICES  (3.1%)
     750,000     Allied Waste North America, Inc.,
                 8.88%, 04/01/08                                      777,188
   1,500,000     Allied Waste North America, Inc.,
                 10.00%, 08/01/09                                   1,552,500
     700,000     Allied Waste North America, Inc., Sr.
                 Note, Series B, 7.63%, 01/01/06                      696,500
                                                               --------------
                                                                    3,026,188
                                                               --------------
                 ELECTRONICS  (0.9%)
     300,000     Fairchild Corp., Sr. Sub. Note,
                 10.75%, 04/15/09                                     241,500
     700,000     Telecommunications Techniques
                 Co., Sr. Sub. Note, 9.75%, 05/15/08                  598,500
                                                               --------------
                                                                      840,000
                                                               --------------
                 FARMING & AGRICULTURE  (0.2%)
     275,000     Royster-Clark, Inc., 10.25%,
                 04/01/09                                             220,000
                                                               --------------
                 FOOD & DRUG RETAIL  (0.1%)
     125,000     Community Distibutors, Inc.,
                 10.25%, 10/15/04                                      50,000
     100,000     Jitney-Jungle Stores of America,
                 Inc., Sr. Sub. Note, 10.38%,
                 09/15/07 **                                               10
                                                               --------------
                                                                       50,010
                                                               --------------
                 FOOD PRODUCTS  (1.9%)
     675,000     Agrilink Foods, Inc., Sr. Note,
                 11.88%, 11/01/08                                     614,250
     525,000     Del Monte Corp., 9.25%, 05/15/11                     532,875
     250,000     Eagle Family Foods, Inc., Series B,
                 8.75%, 01/15/08                                      145,000
     475,000     Michael Foods, 11.75%, 04/01/11                      489,250
     150,000     New World Pasta Co., 9.25%,
                 02/15/09                                              99,750
                                                               --------------
                                                                    1,881,125
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 FOOD SERVICES  (0.9%)
$    100,000     Advantica Restaurant Group,
                 Inc., 11.25%, 01/15/08                        $       62,500
     475,000     Carrols Corp., Sr. Sub. Note,
                 9.50%, 12/01/08                                      420,375
     425,000     Domino's, Inc., Sr. Sub. Note,
                 Series B, 10.38%, 01/15/09                           433,500
                                                               --------------
                                                                      916,375
                                                               --------------
                 FOREST & PAPER PRODUCTS  (1.4%)
     200,000     Georgia Pacific Corp., 7.50%,
                 05/15/06                                             199,426
     150,000     Georgia Pacific Corp., 8.13%,
                 05/15/11                                             148,590
     400,000     Riverwood International Co.,
                 10.63%, 08/01/07                                     414,000
     600,000     Stone Container Corp., 9.75%,
                 02/01/11                                             613,500
                                                               --------------
                                                                    1,375,516
                                                               --------------
                 HEALTHCARE  (7.4%)
     575,000     Alliance Imaging, Inc., 10.37%,
                 04/15/11 *                                           589,375
     575,000     Columbia/HCA Healthcare Corp.,
                 6.91%, 06/15/05                                      568,376
     375,000     CONMED Corp., 9.00%, 03/15/08                        369,375
     150,000     Davita, Inc., 9.25%, 04/15/11                        154,500
     225,000     Hanger Orthopedic Group, Inc.,
                 11.25%, 06/15/09                                     100,125
     700,000     HCA-The Healthcare Co., 8.75%,
                 09/01/10                                             749,000
     575,000     HCR Manor Care, 8.00%, 03/01/08                      580,750
     525,000     Hudson Respiratory Care, Inc.,
                 9.13%, 04/15/08                                      265,125
     725,000     Kinetic Concepts, Inc., Sr. Sub.
                 Note, Series B, 9.63%, 11/01/07                      663,375
     225,000     Magellan Health Services, 9.38%,
                 11/15/07                                             230,063
     500,000     Owens & Minor Inc., 8.50%,
                 07/15/11                                             506,250
     350,000     Tenet Healthcare Corp., 8.00%,
                 01/15/05                                             362,250
     700,000     Tenet Healthcare Corp., Series B,
                 9.25%, 09/10/10                                      801,500
     100,000     Tenet Healthcare Corp., Series B,
                 7.63%, 06/01/08                                      102,750
     875,000     Tenet Healthcare Corp., Series B,
                 8.13%, 12/01/08                                      905,624
     250,000     Triad Hospitals, Inc., 8.75%,
                 05/01/09                                             255,000
                                                               --------------
                                                                    7,203,438
                                                               --------------
                 HOTELS & CASINOS  (3.6%)
     300,000     Courtyard By Marriott, Series B,
                 10.75%, 02/01/08                                     309,000
     400,000     Felcor Lodging, 8.50%, 06/01/11 *                    384,000
     375,000     Florida Panthers Holdings, Sr. Sub.
                 Note, 9.88%, 04/15/09                                391,875
     150,000     Hilton Hotels Corp., 7.63%,
                 05/15/08                                             146,055

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 HOTELS & CASINOS  (CONTINUED)

  $1,000,000     HMH Properties, Inc., Series C,
                 8.45%, 12/01/08                               $      980,000
     100,000     HMH Properties, Inc., Sr. Note,
                 Series A, 7.88%, 08/01/05                             97,000
     575,000     HMH Properties, Inc., Sr. Note,
                 Series B, 7.88%, 08/01/08                            546,250
     500,000     Meristar Hospitality Corp., 9.13%,
                 01/15/11 *                                           506,250
     125,000     Meristar Hospitalty Corp., 9.00%,
                 01/15/08 *                                           126,563
                                                               --------------
                                                                    3,486,993
                                                               --------------
                 INDUSTRIAL PRODUCTS / EQUIPMENT  (4.2%)
     105,000     Amphenol Corp., 9.88%, 05/15/07                      110,775
     125,000     Blount, Inc., 7.00%, 06/15/05                         81,875
     275,000     Blount, Inc., 13.00%, 08/01/09                       163,625
     300,000     Cabot Safety Corp., Sr. Sub. Note,
                 12.50%, 07/15/05                                     301,500
     100,000     Continental Global, Inc., Sr. Note,
                 Series B, 11.00%, 04/01/07                            42,500
     600,000     Euramax International PLC,
                 11.25%, 10/01/06                                     483,000
     100,000     Hexcel Corp., 7.00%, 08/01/03                         99,500
     550,000     Hexcel Corp., 9.75%, 01/15/09                        544,500
      75,000     International Utility Structures, Inc.,
                 10.75%, 02/01/08                                      41,625
     425,000     ISG Resources, Inc., 10.00%,
                 04/15/08                                             227,375
     450,000     MMI Products, Inc., Series B,
                 11.25%, 04/15/07                                     437,625
     400,000     Neenah Corp., Series B, 11.13%,
                 05/01/07                                             214,000
     350,000     Neenah Corp., Series F, 11.13%,
                 05/01/07                                             187,250
     450,000     Unifrax Investment Corp., 10.50%,
                 11/01/03                                             425,250
     775,000     Wesco Distribution, Inc., Sr. Sub.
                 Note, Series B, 9.13%, 06/01/08                      740,125
                                                               --------------
                                                                    4,100,525
                                                               --------------
                 LEISURE / ENTERTAINMENT  (1.3%)
     277,000     AMF Group, Inc., Series B,
                 0/12.25%, 03/15/06 **                                  6,925
      50,000     Premier Parks, Inc., 9.25%,
                 04/01/06                                              50,250
     150,000     Premier Parks, Inc., 9.75%,
                 06/15/07                                             152,250
   1,275,000     Premier Parks, Inc., 0/10.00%,
                 04/01/08                                           1,051,875
                                                               --------------
                                                                    1,261,300
                                                               --------------
                 MACHINERY / EQUIPMENT  (3.1%)
     750,000     Agco Corp., 9.50%, 05/01/08                          731,250
     150,000     Briggs & Stratton Corp., 8.88%,
                 03/15/11 *                                           149,649
     100,000     Clark Materials Handling, Inc., Sr.
                 Note, Series D, 10.75%, 11/15/06 **                    2,500
     600,000     Columbus Mckinnon Corp., Sr. Sub.
                 Note, 8.50%, 04/01/08                                537,000

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 MACHINERY / EQUIPMENT  (CONTINUED)
$    125,000     Fairchild Corp., Sr. Note, 10.38%,
                 10/01/07                                      $      121,563
     200,000     NationsRent, Inc., Sr. Sub. Note,
                 10.38%, 12/15/08                                      47,000
     350,000     Simonds Industries, Inc., 10.25%,
                 07/01/08                                             229,250
     875,000     United Rentals, Inc., 10.75%,
                 04/15/08                                             918,750
     250,000     United Rentals, Inc., Sr. Sub. Note,
                 Series B, 9.00%, 04/01/09                            230,000
     200,000     WEC Company, Inc., 12.00%,
                 07/15/09 **                                           21,000
                                                               --------------
                                                                    2,987,962
                                                               --------------
                 METALS / MINING  (0.2%)
     175,000     AEI Holding Co., 10.50%,
                 12/15/05 *,**                                        119,875
     250,000     AEI Holding Co., 11.50%,
                 12/15/06 *,**                                         88,750
                                                               --------------
                                                                      208,625
                                                               --------------
                 OIL & GAS  (3.3%)
     350,000     BRL Universal Equipment, 8.88%,
                 02/15/08                                             362,250
     100,000     Comstock Resources, Inc., Sr.
                 Note, 11.25%, 05/01/07                               107,500
     225,000     Continental Resources, Inc., Sr.
                 Sub. Note, 10.25%, 08/01/08                          196,875
     625,000     Dresser, Inc., 9.38%, 04/15/11                       646,875
     325,000     Forest Oil Corp., Sr. Sub. Note,
                 10.50%, 01/15/06                                     346,125
     400,000     Lone Star Technologies, Inc., 9.00%,
                 06/01/11                                             392,000
     375,000     Pogo Producing Co., Series B,
                 10.38%, 02/15/09                                     405,000
     750,000     Triton Energy Ltd., 8.88%, 10/1/07                   776,250
                                                               --------------
                                                                    3,232,875
                                                               --------------
                 PRINTING / PUBLISHING  (1.5%)
     350,000     Advanstar Communications, Inc.,
                 12.00%, 02/15/11                                     358,750
     150,000     Advanstar Inc., 0/15.00%, 10/15/11                    81,375
     500,000     Garden State Newspapers, Inc.,
                 Series B, 8.75%, 10/01/09                            487,500
     225,000     Hollinger International, Inc.,
                 Sr. Sub. Note, 9.25%, 03/15/07                       227,250
     200,000     Primedia, Inc., 8.88%, 05/15/11                      189,000
     175,000     Ziff Davis Media, Inc., 12.00%,
                 07/15/10                                             104,125
                                                               --------------
                                                                    1,448,000
                                                               --------------
                 REAL ESTATE  (0.7%)
     650,000     Trizec Finance Ltd., Sr. Note,
                 10.87%, 10/15/05                                     679,250
                                                               --------------
                 RETAILERS  (0.1%)
     100,000     K Mart Corp., 9.38%, 01/02/06                         97,875
                                                               --------------
--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 SERVICES  (2.0%)
  $  575,000     American Tower Corp., Sr. Note,
                 9.38%, 02/01/09 *                             $      543,375
     450,000     Crown Castle International Corp.,
                 0/10.38%, 05/15/11                                   285,750
     950,000     Crown Castle International Corp.,
                 0/11.25%, 08/01/11                                   603,250
     150,000     Crown Castle International Corp.,
                 10.75%, 08/01/11                                     145,500
     250,000     Sitel Corp., Sr. Sub. Note, 9.25%,
                 03/15/06                                             218,750
     200,000     URS Corp., Series B, 12.25%,
                 05/01/09                                             205,000
                                                               --------------
                                                                    2,001,625
                                                               --------------
                 STEEL  (0.5%)
     300,000     Metals USA, Inc., Sr. Sub. Note,
                 8.63%, 02/15/08                                      207,000
     200,000     Republic Technologies International,
                 13.75%, 07/15/09 **                                   21,000
     275,000     Ryerson Tull, Inc., 9.13%, 07/15/06                  251,625
                                                               --------------
                                                                      479,625
                                                               --------------
                 TELECOMMUNICATIONS / CELLULAR  (11.1%)
     775,000     Airgate PCS, Inc., 13.50%,
                 10/01/09                                             449,500
     225,000     Alamosa Del, Inc., Sr. Note,
                 0/12.50%, 02/01/11 *                                 203,625
     850,000     Alamosa PCS Holdings, Inc.,
                 0/12.88%, 02/15/10                                   395,250
     200,000     Asia Global Crossing, 13.38%,
                 10/15/10                                             157,000
     325,000     CALL-NET Enterprises, Inc.,
                 0/9.27%, 08/15/07                                     69,875
     225,000     CALL-NET Enterprises, Inc.,
                 0/8.94%, 08/15/08                                     39,375
     550,000     CALL-NET Enterprises, Inc.,
                 0/10.80%, 05/15/09                                    96,250
     300,000     Dolphin Telecom PLC, Series B,
                 0/14.00%, 05/15/09                                     7,500
     950,000     Global Crossing Holding Ltd.,
                 9.50%, 11/15/09                                      731,500
     600,000     Intermedia Communications, Inc.,
                 Series B, 0/11.25%, 07/15/07                         531,000
     300,000     Intermedia Communications, Inc.,
                 Series B, 8.60%, 06/01/08                            295,500
     475,000     Intermedia Communications, Inc.,
                 Series B, 0/12.25%, 03/01/09                         353,875
   1,025,000     Level 3 Communications, Inc.,
                 9.13%, 05/01/08                                      435,625
   1,225,000     Level 3 Communications, Inc.,
                 0/10.50%, 12/01/08                                   312,375
     575,000     Mcleod USA, Inc., 0/10.50%,
                 03/01/07                                             313,375
     400,000     Mcleod USA, Inc., 8.38%, 03/15/08                    222,000
     225,000     Mcleod USA, Inc., 9.50%, 11/01/08                    131,625
     250,000     Mcleod USA, Inc., 8.13%, 02/15/09                    137,500
     600,000     Millicom International Cellular SA,
                 0/13.50%, 06/01/06                                   531,000

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 TELECOMMUNICATIONS / CELLULAR  (CONTINUED)
$    325,000     Nextel Communications, Inc.,
                 0/10.65%, 09/15/07                            $      230,750
   1,075,000     Nextel Communications, Inc.,
                 0/9.95%, 02/15/08                                    682,625
      50,000     Nextel Communications, Inc.,
                 0/12.125%, 11/30/04                                   10,750
   1,125,000     Nextel Communications, Inc.,
                 9.38%, 11/15/09                                      894,374
      81,000     Nextel Partners, Inc., 0/14.00%,
                 02/01/09                                              48,195
     450,000     Nextel Partners, Inc., 11.00%
                 03/15/10                                             357,750
   2,000,000     NEXTLINK Communications, Inc.,
                 0/12.25%,  06/01/09                                  290,000
      75,000     PSINet, Inc., 11.50%, 11/01/08 **                      5,250
     500,000     PSINet, Inc., Series B, 10.00%,
                 02/15/05 **                                           35,000
     325,000     PSINet, Inc., Series B, 11.00%,
                 08/01/09 **                                           22,750
     150,000     Rogers Cantel, Inc., 8.80%,
                 10/01/07                                             144,750
     650,000     Rogers Wireless, Inc., 9.63%,
                 05/01/11                                             653,250
     775,000     Tritel PCS, Inc., 0/12.75%,
                 05/15/09                                             496,000
     575,000     Triton PCS, Inc., 9.38%, 02/01/11                    560,625
     300,000     Triton PCS, Inc., Sr. Sub. Note,
                 0/11.00%, 05/01/08                                   241,500
     625,000     Viatel, Inc., 0/12.50%, 04/15/08 **                    9,375
     875,000     Voicestream Wireless Corp.,
                 0/10.38%, 11/15/09                                   705,469
     125,000     Voicestream Wireless Corp.,
                 10.38%, 11/15/09                                     143,281
     600,000     Winstar Communications, Inc.,
                 0/14.75%, 04/15/10 *,**                                7,500
     225,000     Winstar Communications, Inc.,
                 12.75%, 04/15/10 **                                    4,500
                                                               --------------
                                                                   10,957,444
                                                               --------------
                 TEXTILES / APPAREL  (0.4%)
     475,000     GFSI, Inc., Series B, 9.63%,
                 03/01/07                                             361,000
     125,000     Glenoit Corp., Sr. Sub. Note,
                 11.00%, 04/15/07 **                                    3,125
     150,000     Pillowtex Corp., Sr. Sub. Note,
                 10.00%, 11/15/06 **                                    5,250
     200,000     Pillowtex Corp., Sr. Sub. Note,
                 Series B, 9.00%, 12/15/07 **                           7,000
                                                               --------------
                                                                      376,375
                                                               --------------
                 TRANSPORTATION  (2.4%)
     400,000     Allied Holdings, Inc., Sr. Note,
                 Series B, 8.63%, 10/01/07                            270,000
     575,000     Gearbulk Holding Ltd., 11.25%,
                 12/01/04                                             589,375
      50,000     Holt Group, 9.75%, 01/15/06 **                         1,250
     200,000     Railworks Corp., Sr. Sub. Note,
                 11.50%, 04/15/09                                      69,000


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 TRANSPORTATION  (CONTINUED)

  $  175,000     Stena AB, 10.50%, 12/15/05                    $      173,250
     800,000     Stena AB, 8.75%, 06/15/07                            724,000
     500,000     Teekay Shipping Corp., 8.88%
                 07/15/11 *                                           508,750
                                                               --------------
                                                                    2,335,625
                                                               --------------
                 UTILITIES / POWER PRODUCERS  (4.5%)
   1,125,000     Caithness Coso Fund, Sr. Note,
                 Series B, 9.05%, 12/15/09                          1,102,500
   1,450,000     Calpine Corp., 8.50%, 02/15/11                     1,401,903
     475,000     CMS Energy Corp., 8.90%,
                 07/15/08                                             474,406
     450,000     CMS Energy Corp., 8.50%,
                 04/15/11                                             441,914
     625,000     CMS Energy Corp., Sr. Note,
                 7.50%, 01/15/09                                      585,644
     325,000     El Paso Electric Co., Series E,
                 9.40%, 05/01/11                                      351,397
                                                               --------------
                                                                    4,357,764
                                                               --------------
                 TOTAL CORPORATE BONDS                             84,329,706
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                          MARKET VALUE
--------------------------------------------------------------------------------
                 PREFERRED STOCKS  (2.4%)

                 BROADCAST MEDIA / CABLE TELEVISION  (1.1%)
         100     Pegasus Communications, 12.75%                        95,000
      10,175     Sinclair Broadcast Group, Inc.,
                 PIK, HYTOPS,11.63%                                   958,994
                                                               --------------
                                                                    1,053,994
                                                               --------------
                 FOOD PRODUCTS / SERVICES  (0.0%)
         299     Nebco Evans Holdings Co.,  11.25%                         37
                                                               --------------
                 HEALTHCARE/DIVERSIFIED  (0.0%)
         699     River Holdings Corp.,
                 Series B, PIK, 11.50%                                 38,795
                                                               --------------
                 PRINTING / PUBLISHING  (1.2%)
       2,625     Primedia, Inc., Series D, 10.00%                     224,438
       8,000     Primedia, Inc., Series E, 9.20%                      659,999
       3,650     Primedia, Inc., Series H, 8.63%                      286,525
                                                               --------------
                                                                    1,170,962
                                                               --------------
                 TELECOMMUNICATIONS / CELLULAR  (0.1%)
         163     Nextel Communications, Inc.,
                 Series E, PIK, 11.13%                                 98,615
                                                               --------------

                 TOTAL PREFERRED STOCKS                             2,362,403
                                                               --------------
                 WARRANTS  (0.0%)

                 BROADCAST MEDIA / CABLE TELEVISION  (0.0%)
         300     XM Satellite Radio, expiring
                 03/15/10                                               6,075
                                                               --------------
                 CHEMICALS / PLASTICS  (0.0%)
         275     Pliant Corp., expiring 06/01/10 *                        275
                                                               --------------
                 CONSUMER PRODUCTS / SERVICES  (0.0%)
         300     Jostens Inc., expiring 05/01/10                        6,075
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      FEDERATED NSAT HIGH INCOME BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                  WARRANTS  (CONTINUED)

                  STEEL MANUFACTURING / PRODUCTS  (0.0%)
            200   Republic Technologies, expiring
                  07/15/09                                     $            2
                                                               --------------
                  TELECOMMUNICATIONS  (0.0%)
            175   Metricom, Inc., expiring
                  02/15/10                                                  2
                                                               --------------
                  TOTAL WARRANTS                                       12,429
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL         SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT  (10.9%)
 $10,708,579      Fifth Third Bank, 3.84%, 07/02/01
                  (Collateralized by FHLMC)                        10,708,579
                                                               --------------
                  TOTAL REPURCHASE AGREEMENT                       10,708,579
                                                               --------------
                  TOTAL INVESTMENTS
                  (COST $112,260,807) (A) -
                  (99.6%)                                          97,413,117
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES - (0.4%)                                409,029
                                                               --------------
                  NET ASSETS - (100.0%)                        $   97,822,146
                                                               ==============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation            $    1,551,101
         Unrealized depreciation               (16,398,791)
                                            --------------
         Net unrealized depreciation        $  (14,847,690)
                                            ==============

* Represents a restricted security acquired and eligible for resale under Rule 144A,which limits the resale to certain qualified buyers.

** Bond in default.

FHLMC        Federal Home Loan Mortgage Corporation
HYTOPS       High Yield Trust Offered Preferred Securities
PIK          Paid-In-Kind

See notes to financial statements.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         J.P. MORGAN NSAT BALANCED FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (60.0%)

                 AEROSPACE / DEFENSE  (0.8%)
      10,200     Boeing Co.                                    $      567,120
       4,100     Goodrich (B.F.) Co.                                  155,718
       9,300     Honeywell International, Inc.                        325,407
       2,700     Lockheed Martin Corp.                                100,035
                                                               --------------
                                                                    1,148,280
                                                               --------------
                 AIRLINES  (0.3%)
       3,900     Delta Air Lines, Inc.                                171,912
      12,800     Southwest Airlines Co.                               236,672
                                                               --------------
                                                                      408,584
                                                               --------------
                 APPAREL  (0.1%)
       1,700     Nike, Inc. Class B                                    71,383
                                                               --------------
                 AUTO PARTS & EQUIPMENT  (0.1%)
       5,100     Delphi Automotive Systems Corp.                       81,243
       1,700     Lear Corp. *                                          59,330
                                                               --------------
                                                                      140,573
                                                               --------------
                 AUTOMOBILES  (0.5%)
       2,000     Ford Motor Co.                                        49,100
       8,500     General Motors Corp.                                 546,975
       1,000     PACCAR, Inc.                                          51,420
                                                               --------------
                                                                      647,495
                                                               --------------
                 BIOTECHNOLOGY  (0.1%)
       2,000     Human Genome Sciences, Inc. *                        120,500
                                                               --------------
                 BROADCAST MEDIA / CABLE TELEVISION  (2.5%)
       2,600     Adelphia Communications Corp.
                 Class A *                                            106,600
      35,300     AOL Time Warner, Inc. *                            1,870,900
       3,600     Comcast Corp. Class A *                              156,240
       8,700     Fox Entertainment Group, Inc. *                      242,730
       8,900     Gemstar-TV Guide International
                 Group, Inc. *                                        379,140
      12,200     Viacom, Inc. Class B *                               631,350
                                                               --------------
                                                                    3,386,960
                                                               --------------
                 BUSINESS SERVICES  (0.3%)
      21,900     Cendant Corp. *                                      427,050
                                                               --------------
                 CHEMICALS / DIVERSIFIED  (0.9%)
       4,900     Air Products & Chemicals, Inc.                       224,175
       7,100     Dow Chemical Co.                                     236,075
       3,600     E.I. du Pont de Nemours and Co.                      173,664
       4,500     PPG Industries, Inc.                                 236,565
       5,300     Praxair, Inc.                                        249,100
       5,100     Rohm & Haas Co.                                      167,790
                                                               --------------
                                                                    1,287,369
                                                               --------------
                 COMMUNICATION EQUIPMENT  (1.3%)
       2,858     Avaya, Inc. *                                         39,155
       6,900     Ciena Corp. *                                        262,200
       7,200     Corning, Inc.                                        120,312
      14,800     Global Crossing Ltd. *                               127,872
       3,700     JDS Uniphase Corp. *                                  46,250
       9,800     Level 3 Communications, Inc. *                        53,802
      26,200     Lucent Technologies, Inc.                            162,440

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 COMMUNICATION EQUIPMENT  (CONTINUED)


      30,500     Motorola, Inc.                                $      505,080
       6,500     QUALCOMM, Inc. *                                     380,120
                                                               --------------
                                                                    1,697,231
                                                               --------------
                 COMPUTER EQUIPMENT  (2.6%)
      22,700     Compaq Computer Corp.                                351,623
      15,700     Dell Computer Corp. *                                410,555
      14,300     EMC Corp. *                                          415,415
       7,400     Hewlett-Packard Co.                                  211,640
      14,400     International Business Machines
                 Corp.                                              1,627,200
      34,900     Sun Microsystems, Inc. *                             548,628
                                                               --------------
                                                                    3,565,061
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (4.8%)
       1,100     Adobe Systems, Inc.                                   51,700
       4,800     Automatic Data Processing, Inc.                      238,560
       2,700     BEA Systems, Inc. *                                   82,917
       1,100     Cabletron Systems, Inc. *                             25,135
      62,400     Cisco Systems, Inc. *                              1,135,680
       4,000     Citrix Systems, Inc. *                               139,600
       2,600     Computer Associates International,
                 Inc.                                                  93,600
       3,500     Electronic Data Systems Corp.                        218,750
         300     Internet Security, Inc. *                             14,568
      40,400     Microsoft Corp. *                                  2,949,200
       7,900     NCR Corp. *                                          371,300
      34,900     Oracle Corp. *                                       663,100
       4,400     Parametric Technology Corp. *                         61,556
       4,900     Peregrine Systems, Inc. *                            142,100
       1,700     Siebel Systems, Inc. *                                79,730
         100     VeriSign, Inc. *                                       6,001
       3,800     VERITAS Software Corp. *                             252,814
                                                               --------------
                                                                    6,526,311
                                                               --------------
                 CONGLOMERATES  (1.6%)
       3,700     Ingersoll-Rand Co.                                   152,440
       1,700     ITT Industries, Inc.                                  75,225
       3,200     Johnson Controls, Inc.                               231,904
      26,600     Tyco International Ltd.                            1,449,700
       3,500     United Technologies Corp.                            256,410
                                                               --------------
                                                                    2,165,679
                                                               --------------
                 CONSTRUCTION MACHINERY  (0.1%)
       1,000     Dover Corp.                                           37,650
       1,500     Parker-Hannifin Corp.                                 63,660
                                                               --------------
                                                                      101,310
                                                               --------------
                 CONSUMER / NON-CYCLICAL  (1.3%)
       5,300     Estee Lauder Co., Inc. Class A                       228,430
      14,600     Gillette Co.                                         423,254
       7,200     Kimberly-Clark Corp.                                 402,480
      12,100     Procter & Gamble Co.                                 771,980
                                                               --------------
                                                                    1,826,144
                                                               --------------
                 CONSUMER DURABLE  (0.1%)
         100     Black & Decker Corp.                                   3,946
       1,200     Danaher Corp.                                         67,200
                                                               --------------
                                                                       71,146
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         J.P. MORGAN NSAT BALANCED FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 CONTAINERS  (0.0%)
       3,600     Smurfit-Stone Container Corp. *               $       58,320
                                                               --------------
                 DRUGS  (4.6%)
       3,000     Abbott Laboratories                                  144,030
      11,700     American Home Products Corp.                         683,748
       8,500     Amgen, Inc. *                                        515,780
       7,500     Bristol-Myers Squibb Co.                             392,250
       7,400     Eli Lilly & Co.                                      547,600
       3,800     Forest Laboratories, Inc. *                          269,800
      24,836     Johnson & Johnson Co.                              1,241,800
      17,800     Merck & Co., Inc.                                  1,137,598
      14,700     Pharmacia & Upjohn, Inc.                             675,465
      18,800     Schering-Plough Corp.                                681,312
         100     Vertex Pharmaceuticals, Inc. *                         4,950
                                                               --------------
                                                                    6,294,333
                                                               --------------
                 ELECTRICAL EQUIPMENT  (3.0%)
       2,200     Cooper Industries, Inc.                               87,098
       2,800     Eaton Corp.                                          196,280
       2,500     Emerson Electric Co.                                 151,250
      66,400     General Electric Co.                               3,237,000
       4,600     Grainger (W.W.),  Inc.                               189,336
       4,100     Rockwell International Corp.                         156,292
                                                               --------------
                                                                    4,017,256
                                                               --------------
                 FINANCIAL  (3.2%)
      12,400     American Express Co.                                 481,120
       2,200     Americredit Corp. *                                  114,290
       5,700     AmSouth Bancorp                                      105,393
       4,800     Countrywide Credit Industries, Inc.                  220,224
       7,400     E*TRADE Group, Inc. *                                 47,730
       9,800     Fannie Mae                                           834,470
       7,800     Freddie Mac                                          546,000
       3,500     Goldman Sachs Group, Inc.                            300,300
       5,700     Household International, Inc.                        380,190
       1,000     IndyMac Mortgage Holdings, Inc. *                     26,800
         400     Marshall & Ilsley Corp.                               21,560
         200     MBNA Corp.                                             6,590
       1,500     Merrill Lynch & Co., Inc.                             88,875
       2,400     Morgan Stanley Dean Witter & Co.                     154,152
       4,100     Providian Financial Corp.                            242,720
      22,800     Schwab (Charles) Corp.                               348,840
      11,600     Washington Mutual, Inc.                              435,580
                                                               --------------
                                                                    4,354,834
                                                               --------------
                 FINANCIAL / BANKS  (5.4%)
         900     A.G. Edwards, Inc.                                    40,500
       3,600     Bank of America Corp.                                216,108
         500     Bank of New York Co., Inc.                            24,000
      24,700     Bank One Corp.                                       884,260
       1,400     Banknorth Group, Inc.                                 31,710
       9,100     Capital One Financial Corp.                          546,000
       1,200     Charter One Financial, Inc.                           38,280
      52,400     Citigroup, Inc.                                    2,768,816
       1,000     Compass Bancshares, Inc.                              26,500
         900     Dime Bancorp, Inc.                                    33,525
       8,000     First Union Corp.                                    279,520
       2,100     Golden State Bancorp, Inc.                            64,680

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 FINANCIAL / BANKS  (CONTINUED)

       1,700     GreenPoint Financial Corp.                    $       65,280
       1,600     Hibernia Corp.                                        28,480
       2,800     Huntington Bancshares, Inc.                           45,780
       8,300     KeyCorp                                              216,215
       1,400     National Commerce Financial Co.                       34,118
         100     Northern Trust Corp.                                   6,250
       7,100     PNC Bank Corp.                                       467,109
       8,500     Stilwell Financial, Inc.                             285,260
       1,900     Suntrust Banks, Inc.                                 123,082
       5,800     TD Waterhouse Group, Inc. *                           63,394
      34,900     U.S. Bancorp                                         795,371
       1,600     Wachovia Corp.                                       113,840
         400     Wilmington Trust Corp.                                25,060
                                                               --------------
                                                                    7,223,138
                                                               --------------
                 FOOD & BEVERAGE  (1.3%)
      17,500     Coca-Cola Co.                                        787,500
       1,100     General Mills, Inc.                                   48,158
       4,200     Heinz (H.J.) Co.                                     171,738
         200     Hershey Foods Corp.                                   12,342
       3,400     Kellogg Co.                                           98,600
       3,800     Kraft Foods, Inc. *                                  117,800
       5,100     PepsiCo, Inc.                                        225,420
       2,000     Quaker Oats Co.                                      182,500
       2,200     Unilever NV-ADR                                      131,054
                                                               --------------
                                                                    1,775,112
                                                               --------------
                 HEALTHCARE  (2.8%)
       3,700     Applera Corp.-Applied Biosystems
                 Group                                                 98,975
         900     Bard (C.R.), Inc.                                     51,255
       6,500     Baxter International, Inc.                           318,500
       6,700     Becton Dickinson & Co.                               239,793
       5,200     Boston Scientific Corp. *                             88,400
       5,000     Guidant Corp. *                                      180,000
       3,600     HCA-The Healthcare Co.                               162,684
         300     Medtronic, Inc.                                       13,803
         200     Omnicare, Inc. *                                       4,040
      49,000     Pfizer, Inc.                                       1,962,450
       2,000     St. Jude Medical, Inc. *                             120,000
      10,900     Tenet Healthcare Corp. *                             562,331
                                                               --------------
                                                                    3,802,231
                                                               --------------
                 HOTELS / MOTELS  (0.4%)
       8,100     Hilton Hotels Corp.                                   93,960
         400     International Game Technology *                       25,100
       4,900     Marriott International, Inc. Class A                 231,966
       5,500     Starwood Hotels & Resorts
                 Worldwide, Inc.                                      205,040
                                                               --------------
                                                                      556,066
                                                               --------------
                 INSURANCE  (2.7%)
       1,700     Aetna, Inc. *                                         43,979
      15,800     Allstate Corp. (The)                                 695,042
       4,100     AMBAC Financial Group, Inc.                          238,620
      10,500     American General Corp.                               487,725
      11,600     American International Group, Inc.                   997,600
       3,300     CIGNA Corp.                                          316,206

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         J.P. MORGAN NSAT BALANCED FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 INSURANCE  (CONTINUED)
       2,800     Hartford Financial Services Group             $      191,520
       2,900     Lincoln National Corp.                               150,075
         900     Marsh & McLennan Cos., Inc.                           90,900
       3,900     MBIA, Inc.                                           217,152
       1,000     Protective Life Corp. *                               34,370
       1,900     St. Paul Cos., Inc.                                   96,311
       2,900     Torchmark Corp.                                      116,609
                                                               --------------
                                                                    3,676,109
                                                               --------------
                 LEISURE PRODUCTS  (0.3%)
       3,800     Carnival Corp.                                       116,660
       4,500     Hasbro, Inc.                                          65,025
      14,700     Mattel, Inc.                                         278,124
                                                               --------------
                                                                      459,809
                                                               --------------
                 METALS & MINING  (0.4%)
         700     Alcan Aluminum Ltd.                                   29,414
      14,100     Alcoa, Inc.                                          555,540
                                                               --------------
                                                                      584,954
                                                               --------------
                 MOTORCYCLES / DEALERS  (0.0%)
       1,300     Harley-Davidson, Inc.                                 61,204
                                                               --------------
                 OIL & GAS  (4.5%)
         100     Amerada Hess Corp.                                     8,080
       3,600     Anadarko Petroleum Corp.                             194,508
       6,100     Baker Hughes, Inc.                                   204,350
      11,200     Chevron Corp.                                      1,013,600
      11,100     Conoco, Inc.                                         320,790
       2,000     Conoco, Inc. Class A                                  56,400
       3,200     Cooper Cameron Corp. *                               178,560
       3,600     Diamond Offshore Drilling, Inc.                      118,980
       5,200     Dynegy, Inc.                                         241,800
         600     El Paso Corp.                                         31,524
       2,100     Enron Corp.                                          102,900
      26,300     Exxon Mobil Corp.                                  2,297,305
      11,100     Global Marine, Inc. *                                206,793
      12,400     Royal Dutch Petroleum Co.                            722,548
       6,100     Texaco, Inc.                                         406,260
                                                               --------------
                                                                    6,104,398
                                                               --------------
                 PAPER & FOREST PRODUCTS  (0.1%)
       1,600     Georgia Pacific Corp.                                 54,160
         600     Temple-Inland, Inc.                                   31,974
                                                               --------------
                                                                       86,134
                                                               --------------
                 PHOTOGRAPHIC  (0.2%)
       5,800     Eastman Kodak Co.                                    270,744
                                                               --------------
                 POLLUTION CONTROL  (0.1%)
       2,200     Waste Management, Inc.                                67,804
                                                               --------------
                 PRINTING & PUBLISHING  (0.4%)
       7,900     Gannett Co., Inc.                                    520,610
                                                               --------------
                 RAILROADS  (0.2%)
       8,900     Burlington Northern Santa Fe Corp.                   268,513
         300     Union Pacific Corp.                                   16,473
                                                               --------------
                                                                      284,986
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (CONTINUED)

                 RESTAURANTS  (0.2%)
       9,300     McDonald's Corp.                              $      251,658
                                                               --------------
                 RETAIL  (3.9%)
       3,200     Abercrombie & Fitch Co. *                            142,400
         400     Best Buy Co., Inc. *                                  25,408
       1,700     Circuit City Stores-Circuit City
                 Group                                                 30,600
       3,000     Costco Wholesale Corp. *                             123,240
         900     Ebay, Inc. *                                          61,641
       8,600     Federated Department Stores, Inc. *                  365,500
         700     Gap, Inc.                                             20,300
      19,000     Home Depot, Inc.                                     884,450
       3,800     Jones Apparel Group, Inc. *                          164,160
         800     Kohl's Corp. *                                        50,184
      11,100     Kroger Co. *                                         277,500
       4,000     Limited, Inc.                                         66,080
         900     Lowe's Cos., Inc.                                     65,295
       8,000     May Department Stores Co.                            274,080
      10,800     Safeway, Inc. *                                      518,400
      16,500     Target Corp.                                         570,900
       9,600     TJX Cos., Inc.                                       305,952
      27,300     Wal-Mart Stores, Inc.                              1,332,240
       1,900     Walgreen Co.                                          64,885
                                                               --------------
                                                                    5,343,215
                                                               --------------
                 SEMICONDUCTORS  (2.4%)
       4,400     Altera Corp. *                                       127,600
         600     Analog Devices, Inc. *                                25,950
       7,700     Applied Materials, Inc. *                            378,070
         400     Broadcom Corp. Class A *                              17,104
         400     Cypress Semiconductor Corp. *                          9,540
      53,000     Intel Corp.                                        1,550,250
       1,400     Lattice Semiconductor Corp. *                         34,160
       5,200     Linear Technology Corp.                              229,944
       2,400     LSI Logic Corp. *                                     45,120
       2,500     Maxim Integrated Products, Inc. *                    110,525
       3,000     Micron Technology, Inc. *                            123,300
       1,800     PMC-Sierra, Inc. *                                    55,926
      11,000     Texas Instruments, Inc.                              346,500
       4,800     Xilinx, Inc. *                                       197,952
                                                               --------------
                                                                    3,251,941
                                                               --------------
                 TELECOMMUNICATIONS  (3.4%)
      17,400     AT&T Corp.                                           382,800
      12,600     AT&T Liberty Media Group *                           220,374
       9,700     Bellsouth Corp.                                      390,619
         900     Broadwing, Inc. *                                     22,005
      11,000     Nextel Communications, Inc. *                        192,500
      15,600     Qwest Communications
                 International, Inc.                                  497,172
      19,600     SBC Communications, Inc.                             785,176
      16,600     Sprint Corp. (PCS Group) *                           400,890
      24,400     Verizon Communications, Inc.                       1,305,400
      19,500     Worldcom, Inc. *                                     276,900
       6,000     Worldcom, Inc.-MCI Group                              96,600
                                                               --------------
                                                                    4,570,436
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         J.P. MORGAN NSAT BALANCED FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 TOBACCO  (1.3%)
      33,400     Philip Morris Cos., Inc.                      $    1,695,050
                                                               --------------
                 TRANSPORTATION SERVICES  (0.1%)
       2,400     C.H. Robinson Worldwide, Inc.                         66,936
         600     Gatx Corp.                                            24,060
                                                               --------------
                                                                       90,996
                                                               --------------
                 UTILITIES  (1.7%)
       2,700     Ameren Corp.                                         115,290
       3,200     Cinergy Corp.                                        111,840
       4,400     CMS Energy Corp.                                     122,540
       1,000     Consolidated Edison, Inc.                             39,800
       4,100     DTE Energy Co.                                       190,404
      12,100     Edison International                                 134,915
       9,100     Entergy Corp.                                        349,349
       2,800     Florida Power & Light, Inc.                          168,588
       2,700     GPU, Inc.                                             94,905
       2,200     NiSource, Inc.                                        60,126
      12,700     PG&E Corp.                                           142,240
       2,100     Pinnacle West Capital Corp.                           99,540
       1,400     Potomac Electric Power Co.                            29,288
       4,000     Progress Energy, Inc.                                179,680
       6,500     TXU Corp.                                            313,235
       1,800     Wisconsin Energy Corp.                                42,786
       5,300     Xcel Energy, Inc.                                    150,785
                                                               --------------
                                                                    2,345,311
                                                               --------------
                 TOTAL COMMON STOCKS                               81,337,725
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                       MARKET VALUE
--------------------------------------------------------------------------------
                 ASSET BACKED SECURITIES  (2.7%)

                 AUTOMOBILES  (1.8%)
$    900,000     Daimler Benz Vehicle Trust, 5.22%,
                 12/22/03                                             907,273
   1,500,000     Daimler Chrysler Auto Trust, 6.66%,
                 01/08/05                                           1,545,078
                                                               --------------
                                                                    2,452,351
                                                               --------------
                 BANK, INSURANCE & FINANCE  (0.9%)
     700,000     Sears Credit Account Master Trust,
                 Series 95-5, Class A, 6.05%,
                 01/15/08                                             715,231
     525,000     Standard Credit Card Master Trust,
                 Series 94-4, Class A, 8.25%,
                 11/07/03                                             532,897
                                                               --------------
                                                                    1,248,128
                                                               --------------

                 TOTAL ASSET BACKED SECURITIES                      3,700,479
                                                               --------------
                 CORPORATE BONDS (11.1%)

                 AUTOMOBILES  (0.3%)
     365,000     Ford Motor Credit Co., 7.38%,
                 02/01/11                                             368,531
                                                               --------------
                 AUTOMOTIVE PARTS AND SUPPLIES  (0.0%)
     125,000     Breed Technologies, Inc., 9.25%,
                 04/15/08                                                  44
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 BANKS  (0.9%)
  $  280,000     Banc One Corp., 7.88%, 08/01/10               $      299,660
     605,000     Bank of America Corp., 7.40%,
                 01/15/11                                             628,630
     270,000     Wells Fargo & Co., 6.45%,
                 02/01/11                                             265,511
                                                               --------------
                                                                    1,193,801
                                                               --------------
                 BROADCAST MEDIA / CABLE TELEVISION  (0.7%)
      13,844     Adelphia Communications Corp.,
                 9.50%, 02/15/04                                       13,325
     150,000     Koninklijke Kpn NV, 8.38%,
                 10/01/30                                             137,976
     475,000     Tci Communications, Inc., 7.88%,
                 02/15/26                                             480,306
     290,000     Time Warner, Inc., 8.11%, 08/15/06                   310,205
                                                               --------------
                                                                      941,812
                                                               --------------
                 COMMUNICATION EQUIPMENT  (0.2%)
     235,000     Marconi Corp., 7.75%, 09/15/10                       211,489
                                                               --------------
                 CRUDE PETROLEUM AND NATURAL GAS  (0.3%)
     330,000     Occidental Petroleum Corp, 7.65%,
                 02/15/06                                             347,316
                                                               --------------
                 ELECTRIC UTILITIES  (0.3%)
     325,000     FPL Group Capital, Inc., 7.63%,
                 09/15/06                                             344,236
                                                               --------------
                 FINANCIAL PRODUCTS/SERVICES  (3.5%)
     485,000     Citigroup, Inc., 7.25%, 10/01/10                     504,506
   2,000,000     Ford Credit Auto Owner Trust,
                 Series 00-A. Class A4, 7.09%,
                 11/17/03                                           2,048,498
     725,000     Ford Motor Credit Co., 7.38%,
                 10/28/09                                             735,034
     360,000     Household Finance Corp., 8.00%,
                 07/15/10                                             385,546
     645,616     Morgan Stanley Capital I, 5.91%,
                 04/15/08                                             644,611
     587,668     Morgan Stanley Capital I, 6.22%,
                 06/03/30                                             594,755
                                                               --------------
                                                                    4,912,950
                                                               --------------
                 HOTELS / MOTELS  (0.1%)
     150,000     Cendant Corp., 7.75%, 12/01/03                       152,703
                                                               --------------
                 INDUSTRIAL SUPPLIES  (0.1%)
     125,000     Lowe's Companies, Inc., 6.88%,
                 02/15/28                                             116,702
                                                               --------------
                 INSURANCE  (0.2%)
     260,000     Axa SA, 8.60%, 12/15/30                              285,618
                                                               --------------
                 MORTGAGE BANKERS AND BROKERS  (0.7%)
   1,000,000     CS First Boston Mortgage Securities
                 Corp., 6.30%, 11/15/08                               989,821
                                                               --------------
                 MOTOR VEHICLES  (0.3%)
     360,000     General Motors, 7.20%, 01/15/11                      364,297
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         J.P. MORGAN NSAT BALANCED FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS (CONTINUED)

                 NATURAL GAS TRANSMISSION  (0.4%)
$    495,000     El Paso Natural Gas Co., 6.95%,
                 12/15/07                                      $      489,967
                                                               --------------
                 OIL & GAS  (0.2%)
     285,000     Amerada Hess Corp., 7.88%,
                 10/01/29                                             301,216
                                                               --------------
                 RAILROADS  (0.1%)
     125,000     Norfolk Southern Corp, 7.80%,
                 05/15/27                                             128,375
                                                               --------------
                 RETAIL  (0.2%)
     235,000     Federated Department Stores,
                 Inc., 6.90%, 04/01/29                                213,339
                                                               --------------
                 TELECOMMUNICATIONS  (2.4%)
     295,000     BellSouth Capital Funding, 7.88%,
                 02/15/30                                             314,169
     160,000     British Telecom PLC, 8.13%,
                 12/15/10                                             169,909
     115,000     British Telecom PLC, 8.63%,
                 12/15/30                                             125,414
     250,000     Cox Communications, Inc., 7.75%,
                 08/15/06                                             262,475
     220,000     Cox Communications, Inc., 7.75%,
                 11/01/10                                             229,743
     210,000     Deutsche Telekom, 8.25%, 06/15/30                    215,938
     200,000     Dominion Resources, Inc., 8.13%,
                 06/15/10                                             215,398
     370,000     Qwest Capital Funding, 7.90%,
                 08/15/10                                             382,247
     550,000     Sprint Capital Corp., 5.70%,
                 11/15/03                                             548,213
     500,000     Tele-Communications, Inc., 7.88%,
                 08/01/13                                             522,281
     435,000     Verizon Global, 7.25%, 12/01/10 **                   441,534
                                                               --------------
                                                                    3,427,321
                                                               --------------
                 UTILITIES  (0.2%)
     250,000     Xcel Energy, Inc., 7.00%, 12/01/10                   250,794
                                                               --------------
                 TOTAL CORPORATE BONDS                             15,040,332
                                                               --------------
                 MORTGAGE BACKED
                 SECURITIES  (17.1%)

                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  (0.5%)
     216,996     Pool # C00785, 6.50%, 06/01/29                       214,349
     536,947     Pool #G01155, 6.50%, 08/01/30                        531,076
                                                               --------------
                                                                      745,425
                                                               --------------
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  (9.6%)
     662,000     7.13%, 06/15/10                                      706,779
   2,155,000     6.00%, 07/01/16                                    2,122,003
     141,569     Pool #436695, 6.50%, 07/01/28                        139,885
      35,748     Pool #459901, 6.50%, 01/01/29                         35,322
     240,925     Pool #323542, 7.00%, 02/01/29                        242,773
      58,872     Pool #482441, 7.00%, 03/01/29                         59,226

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 MORTGAGE BACKED
                 SECURITIES  (CONTINUED)
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  (CONTINUED)

  $  827,568     Pool #479527, 6.50%, 06/01/29                 $      816,714
      47,691     Pool #507401, 6.50%, 07/01/29                         47,066
     654,083     Pool #252645, 6.50%, 08/01/29                        645,505
     566,442     Pool #508502, 6.50%, 08/01/29                        559,013
      23,869     Pool #508698, 6.50%, 08/01/29                         23,556
      27,572     Pool #509846, 6.50%, 08/01/29                         27,210
     110,990     Pool #509440, 6.50%, 10/01/29                        109,534
      21,269     Pool #511229, 6.50%, 10/01/29                         20,990
      72,270     Pool #519775, 6.50%, 11/01/29                         71,323
      23,002     Pool #524306, 7.00%, 01/01/30                         23,141
     477,100     Pool #527781, 7.00%, 02/01/30                        479,741
      24,646     Pool #530842, 7.00%, 04/01/30                         24,783
     773,401     Pool #532520, 7.00%, 04/01/30                        777,682
     433,639     Pool #536215, 7.00%, 04/01/30                        436,245
     735,000     7.25%, 05/15/30                                      797,822
   1,220,000     TBA, 6.00%, 07/01/30 **                            1,170,819
   3,555,000     TBA, 7.00%, 08/01/31 **                            3,561,665
                                                               --------------
                                                                   12,898,797
                                                               --------------
                 FINANCIAL SERVICES  (5.1%)
     805,000     CS First Boston Mortgage Securities
                 Corp., 6.52%, 07/17/07                               818,737
   1,500,000     CS First Boston Mortage Securities,
                 Series 1198-C1, Class A1B, 6.48%,
                 05/17/08                                           1,498,896
     643,741     First Union - Chase Commercial
                 Mortgage, 6.36%, 06/15/08                            651,383
   1,000,000     LB Commerical Conduit Mortgage
                 Trust, 6.48%, 01/18/08                               996,863
     630,000     LB Commercial Conduit Mortgage
                 Trust, 7.33%, 09/15/09                               657,587
     830,000     Merrill Lynch Mortgage Investor,
                 Inc., 6.39%, 02/15/30                                827,785
     602,378     Morgan Stanley Capital I, 6.34%,
                 11/15/07                                             611,996
     865,000     Residential Asset Securities Corp.,
                 7.36%, 01/25/26                                      893,310
                                                               --------------
                                                                    6,956,557
                                                               --------------

                 GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION  (1.9%)
   2,550,000     TBA, 6.50%, 07/01/31 **                            2,522,108
                                                               --------------

                 TOTAL MORTGAGE BACKED
                 SECURITIES                                        23,122,887
                                                               --------------

                 U.S. GOVERNMENT LONG-TERM
                 OBLIGATIONS  (5.9%)
     500,000     U.S. Treasury Bond, 8.88%,
                 02/15/19                                             662,324
     685,000     U.S. Treasury Bond, 6.75%,
                 08/15/26                                             759,975
   2,175,000     U.S. Treasury Bond, 6.13%,
                 08/15/29                                           2,255,697

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         J.P. MORGAN NSAT BALANCED FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT LONG-TERM
                 OBLIGATIONS  (CONTINUED)

$    3,070,000   U.S. Treasury Note, 6.25%,
                 07/31/02                                      $    3,144,343
     1,235,000   U.S. Treasury Note, 4.63%,
                 02/28/03                                           1,243,179
                                                               --------------
                 TOTAL U.S. GOVERNMENT
                 LONG-TERM OBLIGATIONS                              8,065,518
                                                               --------------
                 COMMERCIAL PAPER  (1.0%)
     1,400,000   BCI Funding Corporation, 2.73%,
                 07/13/01                                           1,398,028
                                                               --------------
                 TOTAL COMMERCIAL PAPER                             1,398,028
                                                               --------------
                 REPURCHASE AGREEMENT  (8.8%)
    11,875,849   Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FHLMC)                         11,875,849
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                        11,875,849
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $148,143,100) (A) -
                 (106.6%)                                         144,540,818
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-6.6%)                            (8,959,545)
                                                               --------------
                 NET ASSETS - (100.0%)                         $  135,581,273
                                                               ==============

-------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation            $    7,330,045
         Unrealized depreciation               (10,932,327)
                                            --------------
         Net unrealized depreciation        $   (3,602,282)
                                            ==============

*  Denotes a non-income producing security.

** Represents a restricted security acquired and eligible for resale under Rule 144A,which limits the resale to certain qualified buyers.

ADR          American Depositary Receipt
FHLMC        Federal Home Loan Mortgage Corporation
TBA          To Be Announced

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         MAS NSAT MULTI SECTOR BOND FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (37.6%)

                 AEROSPACE / DEFENSE  (1.0%)
$    215,000     Lockheed Martin, 8.50%, 12/01/29              $      238,424
     180,000     Raytheon Co., 8.20%, 03/01/06                        186,696
     100,000     Raytheon Co., 6.15%, 11/01/08                         92,540
     205,000     Raytheon Co., 8.30%, 03/01/10                        213,985
     705,000     Systems 2001 Asset Trust, 6.70%,
                 09/15/13                                             705,493
     105,000     United Technologies Corp., 7.13%,
                 11/15/10                                             109,608
                                                               --------------
                                                                    1,546,746
                                                               --------------
                 AIRLINES  (0.4%)
     325,000     Air Canada, 10.25%, 03/15/11                         304,688
     255,000     US Airways, Inc., 7.08%, 03/20/21                    251,277
                                                               --------------
                                                                      555,965
                                                               --------------
                 AUTO PARTS & EQUIPMENT  (0.5%)
     575,000     Hayes Lemmerz International, Inc.,
                 Series B, 8.25%, 12/15/08                            402,500
     150,000     Hayes Lemmerz Wheels, 9.13%,
                 07/15/07                                             113,250
      95,000     Lear Corp., 8.11%, 05/15/09                           95,225
     240,000     TRW, Inc., 7.60%, 03/15/06                           247,082
                                                               --------------
                                                                      858,057
                                                               --------------
                 AUTOMOTIVE  (0.5%)
     500,000     Daimler Chrysler Corp., 7.13%,
                 03/01/02                                             508,463
     350,000     Ford Motor Co., 7.45%, 07/16/31                      335,936
                                                               --------------
                                                                      844,399
                                                               --------------
                 BANKING  (1.1%)
     430,000     Bank of America Corp., 7.40%,
                 01/15/11                                             446,794
     295,000     Bank One Corp., 6.00%, 02/17/09                      280,810
     105,000     Bank One Corp., 7.88%, 08/01/10                      112,373
      65,000     Bank One Corp., 8.00%, 04/29/27                       69,883
     240,000     Chase Manhattan Corp., 7.00%,
                 11/15/09                                             244,992
     110,000     PNC Institutional Capital A, 7.95%,
                 12/15/26 *                                           110,171
     185,000     State Street Corp., 7.65%,
                 06/15/10                                             197,630
     255,000     Washington Mutual Bank, 6.90%,
                 06/15/11                                             253,799
                                                               --------------
                                                                    1,716,452
                                                               --------------
                 BROADCAST MEDIA  (2.5%)
     420,000     AOL Time Warner, Inc., 7.60%,
                 04/15/31                                             421,617
     430,000     British Sky Broadcasting Group,
                 8.20%, 07/15/09                                      425,056
     325,000     British Sky Broadcasting Group,
                 6.90%, 02/23/09                                      298,309
     135,000     Canwest Media, Inc., 10.63%,
                 05/15/11                                             137,025
     160,000     Clear Channel Communications,
                 7.65%, 09/15/10                                      164,959


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 BROADCAST MEDIA  (CONTINUED)

 $  75,000       Echostar DBS Corp., 9.40%,
                 02/01/09                                      $       73,500
     510,000     News America Holdings, 8.90%,
                 04/26/23                                             537,299
     105,000     News America, Inc., 7.28%,
                 06/30/28                                              93,113
     175,000     Nextmedia Operating, Inc., 10.75%,
                 07/01/01 *                                           172,393
     125,000     Radio One, Inc., 8.90%, 07/01/11 *                   125,000
     350,000     Salem Communications, 9.00%,
                 07/01/11 *                                           348,250
     150,000     Time Warner, Inc., 7.57%, 02/01/24                   149,393
     240,000     Time Warner, Inc., 6.63%, 05/15/29                   214,392
     455,000     Viacom, Inc., 6.63%, 05/15/11 *                      445,478
     375,000     Young Broadcasting, 10.00%,
                 03/01/11 *                                           360,000
                                                               --------------
                                                                    3,965,784
                                                               --------------
                 CABLE  (2.7%)
     375,000     Adelphia Communications Corp.,
                 7.75%, 01/15/09                                      330,938
     205,000     Adelphia Communications Corp.,
                 7.88%, 05/01/09                                      180,913
     750,000     Adelphia Communications Corp.,
                 9.38%, 11/15/09                                      716,249
     125,000     Adelphia Communications Corp.,
                 Series B, 9.87%, 03/01/07                            123,750
     450,000     Callahan Nordrhein-Westf, 14.00%,
                 07/15/10 *                                           369,000
     105,000     Charter Communication Holdings,
                 0/13.50%, 01/15/11                                    65,625
     370,000     Charter Communication Holdings,
                 0/11.75%, 05/15/11 *                                 214,600
     350,000     Charter Communications LLC,
                 Series B, 10.25%, 01/15/10                           357,875
     420,000     Comcast Cable Communication,
                 Inc.,  6.80%,  01/30/11                              410,490
     425,000     CSC Holdings, Inc., 7.25%,
                 07/15/08                                             408,000
     125,000     CSC Holdings, Inc., 7.63%,
                 07/15/18                                             112,611
     775,000     RCN Corp., 0/11.13%, 10/15/07                        232,500
     150,000     Telewest Communications PLC,
                 0/11.00%, 10/01/07                                   126,375
     775,000     Telewest Communications PLC,
                 0/9.25%, 04/15/09                                    379,750
     350,000     United Pan-Europe Communications,
                  10.90%, 08/01/09                                    123,375
                                                               --------------
                                                                    4,152,051
                                                               --------------
                 CHEMICALS / PLASTICS  (0.3%)
     360,000     Huntsman Corp., 10.10%, 07/01/09                     354,600
     110,000     Lyondell Chemical Co., 9.60%,
                 05/01/07                                             109,450
      75,000     Millenium America, Inc., 9.25%,
                 06/15/08 *                                            74,625
                                                               --------------
                                                                      538,675
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         MAS NSAT MULTI SECTOR BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 CONSTRUCTION & BUILDING MATERIALS  (0.7%)
$    425,000     Beazer Homes USA, 8.60%,
                 05/15/11                                      $      423,937
     285,000     Centex Corp., 7.90%, 02/01/11                        283,403
     250,000     Schuler Homes, 9.36%, 07/15/09 *                     250,000
     150,000     Schuler Homes, 10.50%, 07/15/11 *                    150,000
                                                               --------------
                                                                    1,107,340
                                                               --------------
                 DIVERSIFIED  (0.2%)
     300,000     Hutchison Whampoa Ltd., 7.45%,
                 08/01/17 *                                           289,651
      50,000     Tyco International Ltd., 7.00%,
                 06/15/28                                              47,239
                                                               --------------
                                                                      336,890
                                                               --------------
                 ELECTRIC SERVICES  (0.5%)
      65,000     Exelon Corp., 6.75%, 05/01/11                         63,985
     200,000     Korea Electric Power, 6.34%,
                 12/01/03                                             201,999
     245,000     PG&E National Energy Group,
                 10.38%, 05/16/11 *                                   244,551
     260,000     PSEG Energy Holdings, 9.10%,
                 02/10/04                                             270,420
                                                               --------------
                                                                      780,955
                                                               --------------
                 ENVIRONMENTAL CONTROLS  (1.1%)
     575,000     Allied Waste of North America,
                 8.90%, 04/01/08 *                                    590,094
     900,000     Waste Management, Inc., 7.13%,
                 10/01/07                                             902,991
     300,000     Waste Management, Inc., 7.40%,
                 01/08/10                                             301,116
                                                               --------------
                                                                    1,794,201
                                                               --------------
                 FINANCIAL PRODUCTS / SERVICES  (3.6%)
     225,000     Ahold Finance USA, Inc., 8.25%,
                 07/15/10                                             242,722
     100,000     Ahold Finance USA, Inc., 6.88%,
                 05/01/29                                              90,767
     275,000     EOP Operating LP, 7.25%,
                 06/15/28                                             245,434
     315,000     EOP Operating LP, 7.50%,
                 04/19/29                                             289,425
     300,000     Farmers Exchange Capital, 7.05%,
                 07/15/28 *                                           266,944
      60,000     Fedex Corp., 6.90%, 02/15/06                          60,458
     215,000     Fedex Corp., 7.25%, 02/15/11 *                       213,641
     865,000     Ford Motor Credit Co., 7.38%,
                 10/28/09                                             876,973
     665,000     Goldman Sachs Group, 6.90%,
                 01/15/11                                             661,273
     360,000     GS Escrow Corp., 7.13%, 08/01/05                     352,944
     350,000     Hartford Financial Services, 7.90%,
                 06/15/10                                             376,310
     345,000     Household Finance Co., 5.88%,
                 02/01/09                                             323,068
     250,000     Household Finance Corp., 8.00%,
                 07/15/10                                             267,740
     295,000     John Hancock, 7.40%, 02/15/24 *                      288,938


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 FINANCIAL PRODUCTS / SERVICES  (CONTINUED)

  $   30,000     Merrill Lynch & Co., 6.00%,
                 11/15/04                                      $       30,230
     390,000     Nisource Finance Corp., 7.90%,
                 11/15/10                                             413,189
     150,000     Spieker Properties, LP, 7.25%,
                 05/01/09                                             150,106
     200,000     TPSA Finance BV, 7.75%,
                 12/10/08 *                                           195,708
     175,000     Washington Mutual Finance Corp.,
                 6.88%, 05/15/11                                      174,349
                                                               --------------
                                                                    5,520,219
                                                               --------------
                 FINANCIAL SERVICES  (0.8%)
     580,000     Citigroup, Inc., 7.25%, 10/01/10                     603,327
     200,000     Pemex Project Funding Master Trust,
                 8.50%, 02/15/08 *                                    206,000
     410,000     Qwest Capital Funding, 7.90%,
                 08/15/10                                             423,571
      90,000     Qwest Capital Funding, 7.25%,
                 02/15/11 *                                            89,097
                                                               --------------
                                                                    1,321,995
                                                               --------------
                 FOOD PRODUCTS / SERVICES  (1.1%)
     355,000     Delhaize America, Inc., 9.00%,
                 04/15/31 *                                           386,149
     400,000     Kellogg Co., 7.45%, 04/01/31 *                       399,767
     700,000     Smithfield Foods, Inc., 7.60%,
                 02/15/08                                             682,500
     300,000     Unilever Capital Corp., 7.10%,
                 11/01/10                                             312,088
                                                               --------------
                                                                    1,780,504
                                                               --------------
                 HEALTHCARE / HEALTHCARE SERVICES  (2.6%)
     345,000     Aetna, Inc., 7.90%, 03/01/11                         335,498
     525,000     American Home Products Corp.,
                 6.70%, 03/15/11                                      525,243
     500,000     Columbia/HCA Healthcare Corp.,
                 6.91%, 06/15/05                                      492,346
     575,000     Fresenius Medical Care Capital
                 Trust I, 9.00%, 12/01/06                             585,063
     500,000     HCA- The Healthcare Co., 8.75%,
                 09/01/10                                             530,647
     500,000     Health Net, Inc., 8.40%, 04/15/11 *                  501,259
     490,000     Manor Care, Inc., 8.00%, 03/01/08                    492,450
     625,000     Tenet Healthcare Corp., Series B,
                 8.10%, 12/01/08                                      641,406
                                                               --------------
                                                                    4,103,912
                                                               --------------
                 HOTELS / CASINOS  (1.6%)
     625,000     Harrahs Entertainment, 8.00%,
                 02/01/11                                             636,056
     250,000     HMH Properties, Inc., Series A,
                 7.90%, 08/01/05                                      245,000
     125,000     HMH Properties, Inc., Series C,
                 8.45%, 12/01/08                                      121,563
     450,000     Horseshoe Gaming Holdings,
                 8.60%, 05/15/09                                      450,000

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         MAS NSAT MULTI SECTOR BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 HOTELS / CASINOS  (CONTINUED)
$    370,000     International Game Technology,
                 8.40%, 05/15/09                               $      379,250
     350,000     Park Place Entertainment, 7.90%,
                 12/15/05                                             350,875
     375,000     Station Casinos, 8.88%, 12/01/08                     375,000
                                                               --------------
                                                                    2,557,744
                                                               --------------
                 INSURANCE  (1.6%)
     240,000     Anthem Insurance, 9.13%, 04/01/10 *                  250,272
     170,000     Anthem Insurance, 9.00%, 04/01/27 *                  157,781
     460,000     AXA Financial, Inc., 7.75%,
                 08/01/10                                             489,799
     480,000     Florida Windstorm, 7.13%, 02/25/19 *                 481,998
     110,000     Hartford Life, 7.38%, 03/01/31                       110,526
     515,000     Metropolitan Life Insurance Co.,
                 7.80%, 11/01/25 *                                    523,672
     500,000     Prudential Insurance Co., 8.30%,
                 07/01/25 *                                           531,736
                                                               --------------
                                                                    2,545,784
                                                               --------------
                 INTERNET  (0.0%)
     400,000     Rhythms Netconnections, 14.00%,
                 02/15/10                                              12,000
                                                               --------------
                 MANUFACTURING  (0.8%)
     275,000     Flowserve Corp., 12.25%, 08/15/10                    294,250
     175,000     Owens-Illinois, Inc., 7.35%,
                 05/15/08                                             127,750
     620,000     Owens-Illinois, Inc., 7.50%,
                 05/15/10                                             430,900
     400,000     Pacifica Papers, Inc., 10.00%,
                 03/15/09                                             422,000
                                                               --------------
                                                                    1,274,900
                                                               --------------
                 METAL MINING  (0.1%)
     125,000     Murrin Murrin Holdings, 9.40%,
                 08/31/07                                             105,000
                                                               --------------
                 OIL & GAS  (2.1%)
     700,000     Chesapeake Energy Corp., 8.10%,
                 04/01/11 *                                           654,500
     545,000     Conoco, Inc., 6.95%, 04/15/29                        523,985
     600,000     Husky Oil Ltd., 8.90%, 08/15/28                      607,905
      70,000     Key Energy Services, Inc., 8.38%,
                 03/01/08 *                                            70,700
     300,000     Petroleos Mexicanos, 9.50%,
                 09/15/27                                             327,375
     350,000     Union Oil of California, 7.35%,
                 06/15/09                                             362,553
     450,000     Vintage Petroleum, 7.90%,
                 05/15/11 *                                           436,500
     385,000     Williams Cos., 7.50%, 01/15/31                       360,870
                                                               --------------
                                                                    3,344,388
                                                               --------------
                 PAPER & FOREST PRODUCTS  (0.3%)
     425,000     Tembec Industries, Inc., 8.50%,
                 02/01/11 *                                           433,500
     200,000     Tjiwi Kimia International BV,
                 13.25%, 08/01/01 *****                                30,300
                                                               --------------
                                                                      463,800
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 PRINTING & PUBLISHING  (0.4%)
  $  425,000     Primedia, Inc., 8.90%, 05/15/11 *             $      393,125
     275,000     Quebecor Media, Inc., 8.10%,
                 07/15/11 *                                           268,934
                                                               --------------
                                                                      662,059
                                                               --------------
                 RETAIL  (2.6%)
     485,000     Albertsons, Inc., 7.45%, 08/01/29                    456,386
     150,000     Federated Department Stores,
                 6.30%, 04/01/09                                      143,789
     355,000     Federated Department Stores,
                 6.90%, 04/01/29                                      322,278
     365,000     International Flavors & Fragrance,
                 6.45%, 05/15/06 *                                    364,491
     350,000     Kroger Co., 8.05%, 02/01/10                          374,298
     130,000     Kroger Co., 7.70%, 06/01/29                          131,378
     155,000     Kroger Co., 7.50%, 01/04/31                          152,814
     900,000     Musicland Group, Inc., 9.90%,
                 03/15/08                                             936,000
     260,000     Safeway, Inc., 7.25%, 02/01/31                       255,595
      65,000     Safeway, Inc., 6.50%, 03/01/11                        63,367
     355,000     Target Corp., 7.80%, 08/15/10                        378,946
      75,000     Wal-Mart Stores, 6.90%, 08/10/09                      77,816
     425,000     Wal-Mart Stores, 7.55%, 02/15/30                     462,724
                                                               --------------
                                                                    4,119,882
                                                               --------------
                 STEEL MANUFACTURING / PRODUCTS  (0.1%)
     400,000     National Steel Corp., Series D,
                 9.90%, 03/01/09                                      140,000
                                                               --------------
                 TELECOMMUNICATIONS  (7.1%)
     675,000     American Cellular Corp., 9.50%,
                 10/15/09 *                                           634,499
     205,000     AT&T Corp., 6.50%, 03/15/29                          175,040
     385,000     AT&T Wireless, 8.75%, 03/01/31 *                     399,986
     350,000     BellSouth Telecommunications,
                 6.40%, 06/01/28                                      315,811
     415,000     British Telecom PLC, 8.60%,
                 12/15/30                                             452,581
     100,000     Cellco Finance, 15.00%, 08/01/05                      83,625
     525,000     Centennial Cellular Corp., 10.75%,
                 12/15/08                                             485,625
     295,000     Cox Communications, Inc., 7.75%,
                 11/01/10                                             308,064
     335,000     Deutsche Telekom, 8.00%, 06/15/10                    346,076
     170,000     Deutsche Telekom, 8.25%, 06/15/30                    174,807
     335,000     Exodus Communications, Inc.,
                 11.60%, 07/15/10                                     115,575
     750,000     Focal Communications Corp.,
                 11.90%, 01/15/10                                     240,938
     300,000     Global Crossing Holding, Ltd.,
                 9.63%, 05/15/08                                      237,000
     425,000     Global Crossing Holdings, Ltd.,
                 8.70%, 08/01/07                                      323,000
     335,000     GTE Corp., 6.94%, 04/15/28                           313,637
     625,000     Hyperion Telecommunications,
                 0/13.00%, 04/15/03                                   456,250
     200,000     Intermedia Communications, Inc.,
                 8.50%, 01/15/08                                      196,000

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         MAS NSAT MULTI SECTOR BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)

                 TELECOMMUNICATIONS  (CONTINUED)
$    450,000     Intermedia Communications, Inc.,
                 Series B, 0/11.25%, 07/15/07                  $      396,000
     350,000     Lucent Technologies, 6.45%,
                 03/15/29                                             201,962
     585,000     McLeodusa, Inc., 11.40%, 01/01/09                    368,550
     550,000     Metromedia Fiber Network, Inc.,
                 10.00%, 12/15/09 *                                   209,000
     750,000     Nextel Communications, Inc.,
                 0/10.65%, 09/15/07                                   529,688
     325,000     Nextel Communications, Inc.,
                 0/9.75%, 10/31/07                                    216,531
     400,000     Nextel Communications, Inc.,
                 0/9.95%, 02/15/08                                    250,000
     165,000     Nextel Communications, Inc.,
                 9.40%, 11/15/09                                      130,763
     500,000     Nextlink Communications, Inc.,
                 10.75%, 11/15/08                                     160,000
     350,000     Nextlink Communications, Inc.,
                 0/12.25%, 06/01/09                                    52,500
     370,000     Nortel Networks Ltd., 6.10%,
                 02/15/06                                             319,289
     975,000     NTL, Inc., Series B, 0/9.75%,
                 04/01/08                                             424,125
     250,000     Primus Telecommunications Group,
                 11.25%, 01/15/09                                      57,500
     285,000     Primus Telecommunications Group,
                 12.75, 10/15/09                                       65,550
     525,000     PSINet, Inc., Series B, 10.00%,
                 02/15/05 *****                                        31,500
     350,000     PSINet, Inc., Series B, 11.00%,
                 08/01/09 *****                                        21,000
     550,000     PTC International Finance BV,
                 10.75%, 07/01/07                                     440,000
     275,000     RSL Communications Ltd.,
                 12.25%, 11/15/06 *****                                 7,563
     605,000     RSL Communications PLC,
                 9.10%, 03/01/08 *****                                 16,638
     200,000     Telekom Malaysia Global, Inc.,
                 8.00%, 12/07/10 *                                    198,500
     245,000     Telus Corp., 8.00%, 06/01/11                         250,444
     500,000     Vodafone Airtouch, 7.75%,
                 02/15/10                                             525,324
   2,265,000     WinStar Communications,
                 0/14.75%, 04/15/05 *****                              11,325
     615,000     Worldcom, Inc., 6.95%, 08/15/28                      522,689
     385,000     Worldcom, Inc., 8.25%, 05/15/31                      377,631
                                                               --------------
                                                                   11,042,586
                                                               --------------
                 UTILITIES / POWER PRODUCERS  (1.3%)
     410,000     American Electric Power Co.,
                 6.10%, 05/15/06                                      404,700
     375,000     Calpine Corp., 8.50%, 02/15/11                       361,512
     320,000     CMS Energy Corp., 7.50%,
                 01/15/09                                             296,053
     200,000     DTE Energy Co., 7.05%, 06/01/11                      200,889
     145,000     Mirant Americas, 7.63%, 05/01/06                     146,362
     335,000     Progress Energy, Inc., 7.10%,
                 03/01/11                                             339,277


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS  (CONTINUED)
                 UTILITIES / POWER PRODUCERS  (CONTINUED)

  $  340,000     RAS Laffan Liquid Natural
                 Gas, 8.29%, 03/15/14 *                        $      334,475
                                                               --------------
                                                                    2,083,268
                                                               --------------
                 TOTAL CORPORATE BONDS                             59,275,556
                                                               --------------
                 SOVEREIGN BONDS  (22.1%)

                 ALGERIA  (0.1%)
     133,333     Algeria Tranche 3, 7.69%,
                 03/04/10 ***                                         108,000
                                                               --------------
                 ARGENTINA  (0.9%)
   2,000,000     Republic of Argentina, 6.00%,
                 03/31/23                                           1,260,000
     100,000     Republic of Argentina, 4.81%,
                 03/31/23 ****                                         62,525
     100,000     TV Azteca SA, 10.50%, 02/15/07                        92,750
                                                               --------------
                                                                    1,415,275
                                                               --------------
                 BRAZIL  (2.2%)
     282,353     Brazil NMB, 5.50%, 04/15/09 ****                     229,412
     320,000     Brazil-EI Bearer Brazil, 7.63%,
                 04/15/06 ****                                        283,600
     400,000     Federal Republic of Brazil, 9.63%,
                 07/15/05                                             375,000
   1,200,000     Federal Republic of Brazil, 5.50%,
                 04/15/12 ****                                        843,000
   1,512,173     Federal Republic of Brazil, C-Bond,
                 8.00%, 04/15/14                                    1,115,227
     750,000     Republic of Brazil, 5.44%,
                 04/15/24 ****                                        546,563
     189,637     Republic of Brazil, C-Bond,
                 Series L, 8.00%, 04/15/14                            139,857
                                                               --------------
                                                                    3,532,659
                                                               --------------
                 BULGARIA  (0.4%)
     300,000     Bulgaria, 7.75%, 07/28/24 ****                       236,250
     500,000     Republic of Bulgaria, Series A,
                 3.00%, 07/28/12 ****                                 404,375
                                                               --------------
                                                                      640,625
                                                               --------------
                 CROATIA  (0.1%)
      86,364     Croatia, 6.25%, 07/31/10 ****                         84,420
                                                               --------------
                 ECUADOR  (0.3%)
     350,000     Republic of Ecuador, 12.00%,
                 11/15/12                                             244,475
     550,000     Republic of Ecuador, 4.00%,
                 08/15/30                                             236,775
                                                               --------------
                                                                      481,250
                                                               --------------
                 FRANCE  (2.1%)
   3,900,000     Government of France, 5.25%,
                 04/25/08 (EUR)                                     3,358,079
                                                               --------------
                 GERMANY  (4.5%)
   5,320,000     Deutschland Republic, 5.63%,
                 01/04/28 (EUR)                                     4,421,580
   2,650,000     Treuhananstalt, 7.50%, 09/09/04
                 (EUR)                                              2,434,048
                                                               --------------
                                                                    6,855,628
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         MAS NSAT MULTI SECTOR BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 SOVEREIGN BONDS  (CONTINUED)

                 ITALY  (0.1%)
$    120,000     Buoni Poliennali Del Tesson,
                 5.25%, 11/01/29 (EUR)                         $       90,844
                                                               --------------
                 IVORY COAST  (0.1%)
     375,000     Ivory Coast, 2.00%, 03/29/18                          56,280
     190,000     Ivory Coast PDI, 2.00%,
                 03/29/18                                              28,593
                                                               --------------
                                                                       84,873
                                                               --------------
                 JAPAN  (0.5%)
  94,000,000     KFW International Finance,
                  2.05%, 09/21/09 (JPY)                               828,497
                                                               --------------
                 KOREA  (0.2%)
     200,000     Korea Electric Power, 7.75%,
                 04/01/13                                             201,958
     150,000     Republic of Korea, 8.88%,
                 04/15/08                                             166,500
                                                               --------------
                                                                      368,458
                                                               --------------
                 LUXEMBOURG  (0.2%)
     325,000     Tyco International Group SA,
                 6.75%,  02/15/11                                     321,957
                                                               --------------
                 MALAYSIA  (0.1%)
     100,000     Telekom Malaysia Global, Inc.,
                 8.00%, 12/07/10                                      100,235
                                                               --------------
                 MAURITIUS  (0.0%)
     350,000     Pindo Deli Financial Mauritius,
                 10.75%, 10/01/07 *****                                49,000
                                                               --------------
                 MEXICO  (1.7%)
     600,000     United Mexican States, 9.88%,
                 02/01/10                                             656,400
   1,380,000     United Mexican States, 8.38%,
                 01/14/11                                           1,388,970
     700,000     United Mexican States, 8.13%,
                 12/30/19                                             661,500
                                                               --------------
                                                                    2,706,870
                                                               --------------
                 MOROCCO  (0.6%)
     945,367     Kingdom of Morocco, R&CA,
                 7.56%,  01/01/09 ***                                 869,737
                                                               --------------
                 NETHERLANDS  (0.0%)
     100,000     Netia Holdings II B.V., 13.13%,
                 06/15/09                                              43,000
                                                               --------------
                 NIGERIA  (0.1%)
     400,000     Nigeria Promissory Note, 5.09%,
                 01/05/10                                             148,000
                                                               --------------
                 PANAMA  (0.4%)
     550,000     Republic of Panama, 9.63%,
                 02/08/11                                             550,550
     113,157     Republic of Panama, 6.44%,
                 07/17/16 ****                                         91,136
      50,000     Republic of Panama, 9.38%,
                 04/01/29                                              50,375
                                                               --------------
                                                                      692,061
                                                               --------------
                 PERU  (0.1%)
     200,000     Peru PDI, 4.50%, 03/07/17 ****                       137,750
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 SOVEREIGN BONDS  (CONTINUED)

                 PHILLIPINES  (0.1%)
  $  200,000     Republic of Philippines,
                 9.50%, 10/21/24                               $      196,250
                                                               --------------
                 POLAND  (0.1%)
     200,000     Peoples Democratic Republic of
                 Poland, 6.00%, 10/27/14 ****                         196,750
     180,000     Sudwest Landes Bank, 17.50%,
                 05/05/03 (PLZ)                                        46,664
                                                               --------------
                                                                      243,414
                                                               --------------
                 QATAR  (0.2%)
     350,000     State of Qatar, 9.75%, 06/15/30                      391,861
                                                               --------------
                 QUEBEC  (0.5%)
     845,000     Government of Quebec,
                 6.10%, 01/22/11                                      815,602
                                                               --------------
                 RUSSIA  (1.7%)
     250,000     Russian Federation, 8.25%,
                 03/31/10                                             191,563
     400,000     Russian Federation, 8.25%,
                 03/31/10                                             306,500
     900,000     Russian Federation, 12.75%,
                 06/24/28                                             886,500
     450,000     Russian Federation, 2.50%,
                 03/31/30 ****                                        213,188
   1,950,000     Russian Federation, 2.50%,
                 03/31/30                                             920,399
     182,645     Russian Loan, 0%, 10/25/01                            95,319
                                                               --------------
                                                                    2,613,469
                                                               --------------
                 SPAIN  (4.0%)
   7,250,000     Bonos Y Oblig Del Estado, 5.15%,
                 07/30/09 (EUR)                                     6,085,467
     330,000     Bonos Y Oblig Del Estado, 6.15%,
                 01/31/13 (EUR)                                       293,315
                                                               --------------
                                                                    6,378,782
                                                               --------------
                 SWEDEN  (0.1%)
     900,000     Sweden Government, 10.25%,
                 05/05/03 (SEK)                                        90,507
                                                               --------------
                 TURKEY  (0.3%)
     200,000     Banque Cent de Tunisie, 8.25%,
                 09/19/27                                             189,000
     400,000     Republic of Turkey, 11.88%,
                 01/15/30                                             331,000
                                                               --------------
                                                                      520,000
                                                               --------------
                 UKRAINE  (0.1%)
     145,500     Ukraine Government, 11.00%,
                 03/15/07                                             112,337
                                                               --------------
                 VENEZUELA  (0.3%)
     200,000     Republic of Venezuela, 9.25%,
                 09/15/27                                             136,800
     500,000     Venezuela Government, 6.25%,
                 03/31/20                                             377,500
           1     Venezuela Government, Series A,
                 7.38%, 12/18/07 ****                                       1
                                                               --------------
                                                                      514,301
                                                               --------------
                 TOTAL SOVEREIGN BONDS                             34,793,741
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         MAS NSAT MULTI SECTOR BOND FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES  (39.1%)

$ 10,000,000     FHLMC, 4.60%, 07/05/01                        $    9,996,890
  15,000,000     FHLMC, 4.16%, 07/17/01                            14,976,690
         121     FHLMC, IE, Series 1103,
                 Class N, 1156.5%, 06/15/21                             2,567
  10,000,000     FNMA, 3.93%, 07/06/01                              9,995,860
     800,000     FNMA, 5.75%, 06/15/05                                812,209
   3,000,000     FNMA, 8.00%, 07/01/30 **                           3,098,436
   9,500,000     FNMA, 7.50%, 07/17/30 **                           9,687,036
  11,000,000     FNMA, 7.00%, 07/01/30 **                          11,044,682
   2,000,000     FNMA, 7.00%,  08/01/31 **                          2,003,750
                                                               --------------

                 TOTAL U.S. GOVERNMENT
                 AGENCIES                                          61,618,120
                                                               --------------

                 U.S. GOVERNMENT OBLIGATIONS  (3.0%)

                 U.S. TREASURY NOTES  (3.0%)
   2,500,000     U.S. Treasury Note, 6.50%,
                 03/31/02                                           2,549,020
   2,000,000     U.S. Treasury Note, 7.50%,
                 02/15/05                                           2,176,544
                                                               --------------

                 TOTAL U.S. GOVERNMENT
                 OBLIGATIONS                                        4,725,564
                                                               --------------


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 RIGHTS (0.0%)

                 FOREIGN GOVERNMENT  (0.0%)
   1,853,000     Mexican United States Value
                 Recovery Rights, 06/30/03                             18,159
                                                               --------------
                 TOTAL RIGHTS                                          18,159
                                                               --------------
                 WARRANTS  (0.0%)

                 FOREIGN GOVERNMENT  (0.0%)
       2,500     Republic of Venezuela, 04/15/20                            0
                                                               --------------
                 TOTAL WARRANTS                                             0
                                                               --------------
--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (13.0%)
 $20,428,834     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA)                      $   20,428,834
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                        20,428,834
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $185,684,419) (A) -
                 (114.8%)                                         180,859,974
                 Liabilities in Excess of
                 Other Assets -   (-14.8%)                        (23,303,414)
                                                               --------------
                 NET ASSETS - (100.0%)                         $  157,556,560
                                                               ==============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation            $    3,065,036
         Unrealized depreciation                (7,889,481)
                                            --------------
         Net unrealized depreciation        $   (4,824,445)
                                            ==============

     * Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

     **   Mortgage Dollar Rolls

     ***  Segregated as collateral for mortgage dollar rolls.

     **** Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2001.

     ***** Security in default.

C-Bond           Capitalization Bond
EUR              Principal amount denominated in Euro
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
IE               IOETTE
JPY              Principal amount denominated in Japanese Yen
PDI              Past Due Interest
PLZ              Principal amount denominated in Polish Zloty
R&CA             Restructuring and Consolidation Agreement
SEK              Principal amount denominated in Swedish Krones


-------------------------------------------------------------------------------

At June 30, 2001, the Fund's forward currency contracts were as follows:

                                                                    UNREALIZED
                            DELIVERY     CONTRACT      MARKET      APPRECIATION/
CURRENCY                      DATE         VALUE        VALUE     (DEPRECIATION)
--------                      ----         -----        -----      -------------

SHORT
Canadian Dollar             09/05/01   $ 1,626,863   $ 1,648,004   $    21,141
Euro                        09/05/01     1,304,688     1,305,203           515
Japanese Yen                08/15/01       991,162       967,386       (23,776)
                                       -----------   -----------   -----------
   TOTAL SHORT CONTRACTS               $ 3,922,713   $ 3,920,593   $    (2,120)
                                       ===========   ===========   ===========
LONG
Australia Dollars           07/10/01   $ 1,336,814   $ 1,330,264   $    (6,550)
British Pound               09/14/01     1,118,995     1,148,653        29,658
Canadian Dollar             09/05/01     3,253,726     3,296,008        42,282
Euro                        09/05/01     2,609,376     2,610,406         1,030
                                       -----------   -----------   -----------
   TOTAL LONG CONTRACTS                $ 8,318,911   $ 8,385,331   $    66,420
                                       ===========   ===========   ===========

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NATIONWIDE SMALL CAP VALUE FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (93.9%)

                 ADVERTISING AGENCIES  (0.4%)
      42,900     R. H. Donnelley Corp. *                       $    1,372,800
      49,400     Ventiv Health, Inc. *                              1,019,616
                                                               --------------
                                                                    2,392,416
                                                               --------------
                 AEROSPACE / DEFENSE  (1.6%)
     298,300     BE Aerospace, Inc. *                               5,682,615
     215,600     Teledyne Technologies, Inc. *                      3,277,120
                                                               --------------
                                                                    8,959,735
                                                               --------------
                 AIR TRANSPORT  (0.2%)
      19,700     Continental Airlines, Inc. Class B *                 970,225
                                                               --------------
                 AUTO PARTS / AFTER MARKET  (0.3%)
      50,200     Superior Industries International, Inc.            1,922,660
                                                               --------------
                 AUTO PARTS / ORIGINAL EQUIPMENT  (0.3%)
     114,000     American Axle & Manufacturing
                 Holdings, Inc.*                                    1,898,100
                                                               --------------
                 BANKS / OUTSIDE NEW YORK CITY  (1.1%)
      25,700     Commerce Bancorp, Inc.                             1,801,570
      15,400     Community First Bankshares, Inc.                     354,200
      54,500     Cullen/Frost Bankers, Inc.                         1,844,825
      74,400     Hudson United Bancorp                              1,897,200
                                                               --------------
                                                                    5,897,795
                                                               --------------
                 BEVERAGES / SOFT DRINK  (0.2%)
      89,800     PepsiAmericas, Inc.                                1,194,340
                                                               --------------
                 BIOTECHNOLOGICAL RESEARCH &
                 PRODUCTION  (1.4%)
      53,000     IDEXX Laboratories, Inc. *                         1,656,250
      42,600     Incyte Genomics, Inc. *                            1,044,552
     209,900     Quintiles Transnational Corp. *                    5,299,975
                                                               --------------
                                                                    8,000,777
                                                               --------------
                 BUILDING / AIR CONDITIONING  (1.1%)
     167,200     York International Corp.                           5,855,344
                                                               --------------
                 BUSINESS SERVICES  (1.3%)
     243,400     IKON Office Solutions, Inc.                        2,385,320
     194,700     Kforce.com, Inc. *                                 1,265,550
     143,100     Pittston Brink's Group                             3,189,699
      26,200     Superior Consultant Holdings Ltd. *                  120,520
                                                               --------------
                                                                    6,961,089
                                                               --------------
                 CASINOS & GAMBLING  (0.2%)
      78,200     Station Casinos, Inc. *                            1,251,200
                                                               --------------
                 CHEMICALS  (4.1%)
     438,100     Agrium, Inc.                                       4,381,000
      32,800     C-MAC Industries, Inc. *                             864,280
     227,500     Crompton Corp.                                     2,479,750
      34,300     Cytec Industries, Inc. *                           1,303,400
     133,900     Georgia Gulf Corp.                                 2,075,450
     250,000     IMC Global, Inc.                                   2,550,000
      41,900     Lubrizol Corp.                                     1,300,995
     409,100     Methanex Corp. *                                   2,147,775
     538,400     PolyOne Corp.                                      5,604,744
                                                               --------------
                                                                   22,707,394
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 COMMUNICATIONS TECHNOLOGY  (0.8%)
      55,500     Adtran, Inc. *                               $     1,137,750
     104,000     Avaya, Inc. *                                      1,424,800
      92,300     Foundry Networks, Inc. *                           1,844,154
                                                               --------------
                                                                    4,406,704
                                                               --------------
                 COMPUTER EQUIPMENT  (1.8%)
     122,100     Inter-Tel, Inc.                                    1,454,211
     708,112     Maxtor Corp. *                                     3,717,588
     271,600     Quantum Corp. - DLT & Storage
                 Systems *                                          2,740,444
     628,200     SONICblue, Inc. *                                  2,073,060
      12,000     Technology Solutions Co. *                            21,360
                                                               --------------
                                                                   10,006,663
                                                               --------------
                 COMPUTER SERVICES / SOFTWARE
                 & SYSTEMS  (8.8%)
     216,600     AremisSoft Corp. *                                 3,508,920
      80,700     BMC Software, Inc. *                               1,818,978
     168,500     Compuware Corp. *                                  2,357,315
     447,000     Gartner Group, Inc. Class A *                      4,917,000
      32,400     General Semiconductor, Inc. *                        338,904
     223,800     Infocus Corp. *                                    4,563,282
   1,085,850     Informix Corp. *                                   6,341,364
     296,100     Keane, Inc. *                                      6,514,200
      18,200     Keynote Systems, Inc. *                              199,290
     216,100     Macromedia, Inc. *                                 3,889,800
     190,000     Midway Games, Inc. *                               3,515,000
     161,900     MRO Software, Inc. *                               2,558,020
     157,800     Network Associates, Inc. *                         1,964,610
     146,800     Pinnacle Systems, Inc. *                             888,140
     442,900     Silicon Graphics, Inc. *                             615,631
     243,700     Systems & Computer Technology
                 Corp. *                                            2,205,485
     159,900     Vignette Corp. *                                   1,418,313
                                                               --------------
                                                                   47,614,252
                                                               --------------
                 CONSTRUCTION & BUILDING MATERIALS  (2.0%)
     256,200     Dycom Industries, Inc. *                           5,874,666
     577,500     Foster Wheeler Ltd.                                5,226,375
                                                               --------------
                                                                   11,101,041
                                                               --------------
                 CONSUMER PRODUCTS  (1.8%)
      96,000     Harman International Industries, Inc.              3,656,640
      51,100     International Flavors &
                 Fragrances, Inc.                                   1,284,143
     542,500     Service Corporation International *                3,450,300
     227,500     Stewart Enterprises, Inc. Class A                  1,660,750
                                                               --------------
                                                                   10,051,833
                                                               --------------
                 CONTAINERS / PAPER AND PLASTIC  (0.3%)
     214,600     Gaylord Container Corp. Class A *                    225,330
      47,400     Smurfit-Stone Container Corp. *                      767,880
      17,200     Temple-Inland, Inc.                                  916,588
                                                               --------------
                                                                    1,909,798
                                                               --------------
                 DIVERSIFIED FINANCIAL SERVICES  (0.4%)
      49,900     Heller Financial, Inc.                             1,996,000
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NATIONWIDE SMALL CAP VALUE FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 DIVERSIFIED MATERIALS & PROCESSING  (0.5%)
      76,700     Engelhard Corp.                               $    1,978,093
      45,600     Olin Corp.                                           774,744
                                                               --------------
                                                                    2,752,837
                                                               --------------
                 DRUGS AND PHARMACEUTICALS  (1.1%)
     194,100     Alpharma, Inc. Class A                             5,289,225
      37,600     Mylan Laboratories, Inc.                           1,057,688
                                                               --------------
                                                                    6,346,913
                                                               --------------
                 EDUCATIONAL SERVICES  (0.6%)
     511,800     Modis Professional Services, Inc. *                3,531,420
                                                               --------------
                 ELECTRIC AND ELECTRONIC EQUIPMENT  (6.5%)
     326,400     Allen Telecom, Inc. *                              4,896,000
     524,100     APW Ltd.                                           5,319,615
     182,200     Arrow Electronics, Inc. *                          4,425,638
     426,900     Artesyn Technologies, Inc. *                       5,507,010
     157,700     Credence Systems Corp. *                           3,822,648
     154,700     CTS Corp.                                          3,171,350
     219,500     Hypercom Corp. *                                   1,053,600
     295,500     Trimble Navigation Ltd. *                          5,759,295
     122,000     UCAR International, Inc. *                         1,457,900
                                                               --------------
                                                                   35,413,056
                                                               --------------
                 ELECTRONIC / MANUFACTURING
                 & MACHINERY  (0.9%)
     263,600     PRI Automation, Inc. *                             4,883,190
                                                               --------------
                 ELECTRONIC EQUIPMENT AND
                 COMPONENTS  (0.2%)
      36,200     AMETEK, Inc.                                       1,105,910
                                                               --------------
                 ELECTRONICS  (0.4%)
      76,700     Aeroflex, Inc. *                                     805,350
      46,100     National Semiconductor Corp. *                     1,342,432
                                                               --------------
                                                                    2,147,782
                                                               --------------
                 ELECTRONICS: SEMI-CONDUCTORS /
                 COMPONENTS  (3.8%)
     233,200     Actel Corp. *                                      5,725,060
      85,300     Amkor Technology, Inc. *                           1,885,130
     574,700     Conexant Systems, Inc. *                           5,143,565
      68,600     Fairchild Semiconductor Corp. *                    1,577,800
     224,600     Oak Technology, Inc. *                             2,378,514
      59,200     Varian Semiconductor Equipment
                 Associates, Inc. *                                 2,486,400
      87,300     Vitesse Semiconductor Corp. *                      1,836,792
                                                               --------------
                                                                   21,033,261
                                                               --------------
                 ENERGY  (3.4%)
     317,300     Arch Coal, Inc.                                    8,208,551
     359,100     Massey Energy Co.                                  7,095,816
       4,200     Newpark Resources, Inc. *                             46,620
     343,500     Trico Marine Services, Inc. *                      3,654,840
                                                               --------------
                                                                   19,005,827
                                                               --------------
                 ENGINES / INTERNAL COMBUST  (1.1%)
     141,800     Briggs & Stratton Corp.                            5,969,780
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 FINANCE / SMALL LOAN  (0.3%)
      35,800     AmeriCredit Corp. *                           $    1,859,810
                                                               --------------
                 FINANCIAL  (0.9%)
     180,400     Knight Trading Group, Inc. *                       1,928,476
      95,700     LandAmerica Financial
                 Group, Inc.                                        3,048,045
                                                               --------------
                                                                    4,976,521
                                                               --------------
                 FINANCIAL / MISCELLANEOUS  (0.2%)
      31,100     Radian Group, Inc.                                 1,257,995
                                                               --------------
                 FINANCIAL DATA PROCESSING SERVICES  (0.6%)
      76,600     eFunds Corp. *                                     1,424,760
      61,500     National Data Corp.                                1,992,600
                                                               --------------
                                                                    3,417,360
                                                               --------------
                 FOODS  (1.5%)
      68,700     Hormel Foods Corp.                                 1,672,158
      68,100     Sensient Technologies Corp.                        1,397,412
     547,600     Tyson Foods, Inc. Class A                          5,043,396
                                                               --------------
                                                                    8,112,966
                                                               --------------
                 HEALTH CARE MANAGEMENT SERVICES  (0.3%)
     116,000     Caremark Rx, Inc. *                                1,908,200
                                                               --------------
                 HEALTHCARE  (3.7%)
     238,300     Bausch & Lomb, Inc.                                8,635,992
     254,500     ICN Pharmaceuticals, Inc.                          8,072,740
      49,400     Lincare Holdings, Inc. *                           1,482,494
      83,800     Oxford Health Plans, Inc.                          2,396,680
                                                               --------------
                                                                   20,587,906
                                                               --------------
                 HOME BUILDING  (0.2%)
      26,700     Pulte Homes, Inc.                                  1,138,221
                                                               --------------
                 HOTELS / MOTELS  (0.3%)
     160,400     Hilton Hotels Corp.                                1,860,640
                                                               --------------
                 IDENTIFICATION CONTROL & FILTER DEVICES (0.9%)
      30,800     Advanced Energy Industries, Inc. *                 1,271,116
      73,200     Flowserve Corp. *                                  2,250,900
      58,500     Hubbell, Inc. Class B                              1,696,500
                                                               --------------
                                                                    5,218,516
                                                               --------------
                 INSURANCE BROKERS  (0.0%)
      12,600     Willis Group Holdings Ltd. *                         223,650
                                                               --------------
                 INSURANCE PROPERTY / CASUALTY  (0.3%)
      23,200     Everest Re Group Ltd.                              1,735,360
                                                               --------------
                 INSURANCE / MULTI-LINE  (0.8%)
      52,000     Old Republic International Corp.                   1,508,000
      44,900     Reinsurance Group of America, Inc.                 1,701,710
      26,200     StanCorp Financial Group, Inc.                     1,241,618
                                                               --------------
                                                                    4,451,328
                                                               --------------
                 INTERNET BROKERS  (0.7%)
     203,200     Ameritrade Holding Corp. Class A *                 1,617,472
     320,300     E*TRADE Group, Inc. *                              2,065,935
                                                               --------------
                                                                    3,683,407
                                                               --------------
                 LEISURE  (1.1%)
     289,200     Six Flags, Inc. *                                  6,084,768
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NATIONWIDE SMALL CAP VALUE FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 LIFE AND HEALTH INSURANCE  (0.1%)
      26,500     Phoenix Co., Inc. *                           $      492,900
                                                               --------------
                 MACHINERY  (1.0%)
     119,800     Applied Industrial Technologies,
                 Inc.                                               2,270,210
     191,800     Mattson Technology, Inc. *                         3,352,664
                                                               --------------
                                                                    5,622,874
                                                               --------------
                 MACHINERY / ENGINES  (0.3%)
      35,800     Cummins, Inc.                                      1,385,460
                                                               --------------
                 MACHINERY / INDUSTRIAL / SPECIALTY  (0.3%)
      33,800     Ingersoll-Rand Co.                                 1,392,560
                                                               --------------
                 MACHINERY / OIL WELL EQUIPMENT & SERVICES (1.1%)
     575,900     Key Energy Services, Inc. *                        6,242,756
                                                               --------------
                 MANUFACTURING / CONSUMER GOODS  (1.1%)
       4,700     Photon Dynamics, Inc. *                              126,900
     183,700     Power-One, Inc. *                                  3,056,768
     718,500     U.S. Industries, Inc.                              2,945,850
                                                               --------------
                                                                    6,129,518
                                                               --------------
                 MEDICAL & DENTAL INSTRUMENTS
                 & SUPPLIES  (0.9%)
      30,600     Cooper Co., Inc.                                   1,572,840
      98,400     Owens & Minor, Inc.                                1,869,600
      35,800     PolyMedica Corp. *                                 1,449,900
                                                               --------------
                                                                    4,892,340
                                                               --------------
                 METAL PROCESSORS  (0.3%)
     117,000     Wolverine Tube, Inc. *                             1,938,690
                                                               --------------
                 MULTI-SECTOR COMPANIES  (0.2%)
      12,100     ITT Industries, Inc.                                 535,425
      33,000     National Service Industries, Inc.                    744,810
                                                               --------------
                                                                    1,280,235
                                                               --------------
                 OIL & GAS  (4.4%)
     200,000     Chesapeake Energy Corp. *                          1,360,000
     102,100     Global Industries Ltd. *                           1,273,187
     224,200     Grant Prideco, Inc. *                              3,921,258
      24,400     Marine Drilling Co., Inc. *                          466,284
     114,700     Oceaneering International, Inc. *                  2,380,025
     725,600     Parker Drilling Co. *                              4,716,400
      31,100     Patterson-UTI Energy, Inc. *                         555,757
     264,900     Petroleum Geo-Services
                 ASA-ADR *                                          2,678,139
     188,000     Sunoco, Inc.                                       6,886,440
                                                               --------------
                                                                   24,237,490
                                                               --------------
                 OIL / CRUDE PRODUCERS  (0.3%)
      46,400     Newfield Exploration Co. *                         1,487,584
                                                               --------------
                 PAINTS & COATINGS  (0.5%)
      31,300     Fuller (H. B.) Co.                                 1,561,870
      35,300     Valspar Corp.                                      1,253,150
                                                               --------------
                                                                    2,815,020
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 PAPER  (0.7%)
      22,200     Bowater, Inc.                                 $      993,228
     248,900     Louisiana-Pacific Corp.                            2,919,597
                                                               --------------
                                                                    3,912,825
                                                               --------------
                 PRODUCTION TECHNOLOGY EQUIPMENT  (0.6%)
      56,500     ATMI, Inc. *                                       1,695,000
      22,200     Brooks Automation, Inc. *                          1,023,420
      26,100     Cognex Corp. *                                       883,485
                                                               --------------
                                                                    3,601,905
                                                               --------------
                 PUBLISHING / MISCELLANEOUS  (0.2%)
      39,900     Donnelley (R.R.) & Sons Co.                        1,185,030
                                                               --------------
                 RAILROAD EQUIPMENT  (0.3%)
     113,900     Wabtec Corp.                                       1,708,500
                                                               --------------
                 RAW MATERIALS  (0.6%)
     121,200     Airgas, Inc. *                                     1,442,280
     192,100     RPM, Inc.                                          1,767,320
                                                               --------------
                                                                    3,209,600
                                                               --------------
                 REAL ESTATE  (0.2%)
      66,100     Jones Lang Lasalle, Inc. *                           872,520
                                                               --------------
                 REAL ESTATE INVESTMENT TRUSTS  (1.9%)
     134,200     Anthracite Capital, Inc.                           1,482,910
      64,100     Camden Property Trust                              2,352,470
      91,300     Host Marriott Corp.                                1,143,076
      66,100     Liberty Property Trust                             1,956,560
      71,600     Prentiss Properties Trust                          1,883,080
      57,500     Simon Property Group, Inc.                         1,723,275
                                                               --------------
                                                                   10,541,371
                                                               --------------
                 RECREATIONAL VEHICLES & BOATS  (0.3%)
      30,800     Polaris Industries, Inc.                           1,410,640
                                                               --------------
                 RENTAL & LEASING SERVICES /
                 COMMERCIAL  (0.7%)
      78,700     Ryder System, Inc.                                 1,542,520
      84,300     United Rentals, Inc. *                             2,187,585
                                                               --------------
                                                                    3,730,105
                                                               --------------
                 RESTAURANTS  (1.6%)
      45,000     Darden Restaurants, Inc.                           1,255,500
     213,200     Papa John's International, Inc. *                  5,404,620
      85,400     Triarc Cos., Inc. *                                2,237,480
                                                               --------------
                                                                    8,897,600
                                                               --------------
                 RETAIL  (4.9%)
     228,500     Ames Department Stores, Inc. *                       317,615
     128,100     AutoNation, Inc. *                                 1,485,960
      25,300     Barnes & Noble, Inc. *                               995,555
      81,900     Big Lots, Inc. *                                   1,120,392
     208,700     Circuit City Stores-Circuit
                 City Group                                         3,756,600
     125,100     Dollar Tree Stores, Inc. *                         3,482,784
      36,300     Family Dollar Stores, Inc.                           930,369
      39,300     Finlay Enterprises, Inc. *                           442,125
      16,900     Footstar, Inc. *                                     581,360

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         NATIONWIDE SMALL CAP VALUE FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 RETAIL  (CONTINUED)
     646,300     Officemax, Inc. *                             $    2,384,847
      42,500     Penney (J.C.) Co., Inc.                            1,120,300
     342,800     Regis Corp.                                        7,195,372
      72,400     Venator Group, Inc. *                              1,107,720
      72,500     Zale Corp. *                                       2,443,250
                                                               --------------
                                                                   27,364,249
                                                               --------------
                 SAVINGS & LOAN  (0.3%)
      50,300     Golden State Bancorp, Inc.                         1,549,240
                                                               --------------
                 SECURITIES BROKERAGE & SERVICES  (0.3%)
      56,000     American Capital Strategies Ltd.                   1,571,360
                                                               --------------
                 SERVICES  (0.3%)
      31,300     Modis Professional Services *                      1,658,900
                                                               --------------
                 SERVICES / COMMERCIAL  (0.2%)
      81,200     Pennzoil-Quaker State Co.                            909,440
                                                               --------------
                 STEEL  (1.6%)
     684,400     Bethlehem Steel Corp. *                            1,382,488
      51,000     Carpenter Technology Corp.                         1,493,790
      89,900     Maverick Tube Corp. *                              1,523,805
       1,100     NS Group, Inc. *                                      14,685
     216,800     USX-U.S. Steel Group                               4,368,520
                                                               --------------
                                                                    8,783,288
                                                               --------------
                 TECHNOLOGY  (2.5%)
     171,200     Art Technology Group, Inc. *                         992,960
     214,300     Avnet, Inc.                                        4,804,606
     232,100     Citizens Communications Co. *                      2,792,163
      62,700     Forrester Research, Inc. *                         1,416,393
     268,900     KPMG Consulting, Inc. *                            4,127,615
                                                               --------------
                                                                   14,133,737
                                                               --------------
                 TELECOMMUNICATIONS / SERVICES
                 & EQUIPMENT  (2.0%)
      97,900     Andrew Corp. *                                     1,806,255
     409,000     ANTEC Corp. *                                      5,071,600
     317,400     MasTec, Inc. *                                     4,189,680
                                                               --------------
                                                                   11,067,535
                                                               --------------
                 TEXTILES  (0.0%)
      67,100     WestPoint Stevens, Inc.                               92,598
                                                               --------------
                 TEXTILES / APPAREL MANUFACTURING  (0.5%)
      41,900     Phillips-Van Heusen Corp.                            603,360
      72,100     Russell Corp.                                      1,224,979
      27,700     V.F. Corp.                                         1,007,726
                                                               --------------
                                                                    2,836,065
                                                               --------------
                 TIRE & RUBBER  (0.6%)
     228,600     Cooper Tire & Rubber Co.                           3,246,120
                                                               --------------
                 TOYS & GAMES  (0.4%)
     107,000     Mattel, Inc.                                       2,024,440
                                                               --------------
                 TRANSPORTATION  (2.0%)
     262,100     Atlas Air, Inc. *                                  3,711,336
     303,800     Stolt-Nielsen-ADR *                                5,422,830
      92,700     Yellow Corp. *                                     1,759,446
                                                               --------------
                                                                   10,893,612
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 TRANSPORTATION / MISCELLANEOUS  (0.2%)
      34,300     Tidewater, Inc. *                             $    1,293,110
                                                               --------------
                 UTILITIES / CABLE TV & RADIO  (0.2%)
      88,000     Mediacom Communications Corp. *                    1,232,000
                                                               --------------
                 UTILITIES / ELECTRIC  (1.1%)
      45,400     Idacorp, Inc.                                      1,583,552
      42,900     NSTAR                                              1,825,824
     106,400     Wisconsin Energy Corp.                             2,529,128
                                                               --------------
                                                                    5,938,504
                                                               --------------
                 UTILITIES / WATER  (0.1%)
      24,200     American States Water Co.                            822,800
                                                               --------------
                 UTILITIES / GAS DISTRIBUTORS  (0.7%)
      27,200     New Jersey Resources Corp.                         1,229,440
      63,600     Questar Corp.                                      1,574,736
      44,900     WGL Holdings, Inc.                                 1,217,239
                                                               --------------
                                                                    4,021,415
                                                               --------------
                 TOTAL COMMON STOCKS                              520,229,926
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (6.5%)
 $36,063,316     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA,
                 FHLMC)                                           36,063,316
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                       36,063,316
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $557,302,750) (A) -
                 (100.4%)                                        556,293,242
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-0.4%)                            (2,013,984)
                                                               --------------
                 NET ASSETS - (100.0%)                           $554,279,258
                                                               ==============

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation            $   45,070,774
         Unrealized depreciation               (46,080,282)
                                            --------------
         Net unrealized depreciation        $   (1,009,508)
                                            ==============

* Denotes a non-income producing security.

ADR         American Depositary Receipt
FNMA        Federal National Mortgage Association
FHLMC       Federal Home Loan Mortgage Corporation

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        NATIONWIDE SMALL CAP GROWTH FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (80.3%)

                 ADVERTISING SERVICES  (0.7%)
      34,500     Getty Images, Inc. *                          $      905,970
                                                               --------------
                 AUTO PARTS & EQUIPMENT  (1.0%)
      43,700     O'Reilly Automotive, Inc. *                        1,254,190
                                                               --------------
                 BROADCAST MEDIA  (0.8%)
      56,000     Crown Media Holdings, Inc.,
                 Class A *                                          1,038,800
                                                               --------------
                 BROADCASTING & TELEVISION  (0.7%)
      29,500     Corrento Networks Corp. *                            353,410
      16,700     Emmis Communications Corp. *                         513,525
                                                               --------------
                                                                      866,935
                                                               --------------
                 CHEMICALS  (0.2%)
       7,100     Sigma-Aldrich Corp.                                  274,202
                                                               --------------
                 COMMERCIAL SERVICES  (3.1%)
      27,000     Catalina Marketing Corp. *                           823,770
      47,600     Coinstar, Inc. *                                   1,059,100
      73,100     MemberWorks, Inc. *                                1,691,534
      11,900     Quanta Services, Inc. *                              262,276
                                                               --------------
                                                                    3,836,680
                                                               --------------
                 COMMUNICATIONS EQUIPMENT  (0.1%)
      10,600     Avid Technology, Inc. *                              166,420
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (7.0%)
      49,100     Actuate Corp. *                                      468,905
      29,800     Citrix Systems, Inc. *                             1,040,020
      45,200     Digital Insight Corp. *                              998,920
      17,100     FactSet Research Systems, Inc.                       610,470
      48,100     Informix Corp. *                                     280,904
       8,600     IONA Technologies PLC - ADR *                        331,100
      66,000     Lantronix, Inc. *                                    679,800
      11,400     Moldflow Corp. *                                     175,674
      39,600     Netopia, Inc. *                                      243,144
      30,100     OPNET Technologies, Inc. *                           537,887
      31,100     OTG Software, Inc. *                                 217,700
      24,500     Packeteer, Inc. *                                    306,985
      22,100     ProBusiness Services, Inc. *                         586,755
       8,800     Remedy Corp. *                                       306,240
      19,800     Saba Software, Inc. *                                324,918
      27,900     SignalSoft Corp. *                                   320,850
      13,600     Synplicity, Inc. *                                   136,136
       8,400     THQ, Inc. *                                          500,892
      38,600     Transaction Systems Architects,
                 Inc. *                                               598,300
                                                               --------------
                                                                    8,665,600
                                                               --------------
                 CONSTRUCTION & BUILDING MATERIALS  (0.5%)
       9,800     Emcor Group, Inc. *                                  354,270
      12,700     Granite Construction, Inc.                           322,834
                                                               --------------
                                                                      677,104
                                                               --------------
                 CONSUMER SERVICES  (4.9%)
       9,300     Forrester Research, Inc. *                           210,087
      10,100     Gtech Holdings Corp. *                               358,651
      23,900     HomeStore.com, Inc. *                                835,544
      26,800     I-many, Inc. *                                       361,800
      32,900     MAXIMUS, Inc. *                                    1,318,961

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 CONSUMER SERVICES  (CONTINUED)

      29,500     Mediacom Communications Corp. *               $      413,000
      52,400     Regent Communications, Inc. *                        628,276
       8,500     Scholastic Corp. *                                   382,500
      39,800     Stewart Enterprises, Inc., Class A                   290,540
      43,500     Take-Two Interactive Software, Inc. *                806,925
      29,400     Ticketmaster Online CitySearch,
                 Inc., Class B *                                      435,120
                                                               --------------
                                                                    6,041,404
                                                               --------------
                 DATA PROCESSING SERVICES  (1.2%)
      56,200     Acxiom Corp. *                                       735,658
      30,700     Alliance Data Systems Corp. *                        460,500
       8,400     The InterCept Group, Inc. *                          319,200
                                                               --------------
                                                                    1,515,358
                                                               --------------
                 DIRECT MARKETING  (0.1%)
      42,700     Provell, Inc. *                                      175,070
                                                               --------------
                 EDUCATION  (1.8%)
       9,400     Corinthian Colleges, Inc. *                          442,458
      29,100     ITT Educational Services, Inc. *                   1,309,500
      14,600     PLATO Learning, Inc. *                               451,870
                                                               --------------
                                                                    2,203,828
                                                               --------------
                 ELECTRICAL EQUIPMENT  (0.3%)
      16,200     Capstone Turbine Corp. *                             364,338
                                                               --------------
                 ELECTRONICS  (3.5%)
      68,900     Artisan Components, Inc. *                           702,780
      13,600     Credence Systems Corp. *                             329,664
      22,600     Cree, Inc. *                                         590,877
      32,100     EDP Corp.                                            511,995
      13,800     Fisher Scientific International, Inc. *              400,200
      28,000     Gentex Corp. *                                       780,360
      22,700     Lam Research Corp. *                                 673,055
      40,000     SMTC Corp. *                                         115,600
      15,100     Verisity Ltd. *                                      241,600
                                                               --------------
                                                                    4,346,131
                                                               --------------
                 ENERGY  (1.4%)
      88,300     Grey Wolf, Inc. *                                    353,200
      25,700     Peabody Energy Corp. *                               841,675
      14,800     Spinnaker Exploration Co. *                          589,928
                                                               --------------
                                                                    1,784,803
                                                               --------------
                 ENVIRONMENTAL  (0.3%)
      10,300     Waste Connections, Inc. *                            370,800
                                                               --------------
                 FINANCIAL  (3.7%)
       8,300     Affiliated Managers Group, Inc. *                    510,450
      29,700     Boston Private Financial Holdings,
                 Inc.                                                 665,280
      30,700     Financial Federal Corp. *                            888,765
      27,700     HCC Insurance Holdings, Inc.                         678,650
       7,200     Investment Technology Group, Inc. *                  362,088
       3,500     Investors Financial Services Corp.                   234,500
      42,000     Medallion Financial Corp.                            430,500
       4,900     RenaissanceRe Holdings Ltd.                          363,090
       4,600     The PMI Group, Inc.                                  334,236
       7,400     Willis Group Holdings Ltd. *                         131,350
                                                               --------------
                                                                    4,598,909
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        NATIONWIDE SMALL CAP GROWTH FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 FOOD & TOBACCO  (2.0%)
      10,400     AFC Enterprises, Inc. *                       $      199,160
      34,700     American Italian Pasta Co. *                       1,610,080
       9,800     P.F. Chang's China Bistro, Inc. *                    371,420
       9,700     The Earthgrains Co.                                  252,200
                                                               --------------
                                                                    2,432,860
                                                               --------------
                 HEALTHCARE  (9.2%)
      25,860     Affymetrix, Inc. *                                   570,213
       7,400     AmeriSource Health Corp.,
                 Class A *                                            409,220
      12,800     Amsurg Corp. *                                       378,240
      23,500     Apria Healthcare Group, Inc. *                       677,975
       5,000     Barr Laboratories, Inc. *                            352,050
       8,100     Cephalon, Inc. *                                     571,050
      13,700     Charles River Laboratories
                 International, Inc. *                                476,075
      15,200     Community Health Care *                              448,400
       6,600     Covance, Inc. *                                      149,490
      18,600     Cytyc Corp. *                                        428,730
      10,000     DIANON Systems, Inc. *                               455,000
       4,820     Enzon, Inc. *                                        301,250
      10,300     LifePoint Hospitals, Inc. *                          456,084
      16,400     Lincare Holdings, Inc. *                             492,164
      20,900     Manor Care, Inc. *                                   663,575
      11,200     Med-Design Corp. *                                   337,568
      12,000     Mettler Toledo International, Inc. *                 519,000
      34,150     Pharmacyclics, Inc. *                              1,157,684
      16,400     PolyMedica, Corp. *                                  664,200
      12,400     Province Healthcare Co. *                            437,596
       5,500     Quest Diagnostics, Inc. *                            411,675
       9,300     Rightchoice Managed Care, Inc. *                     412,920
      10,900     Select Medical Corp. *                               218,000
       8,500     Titan Pharmaceuticals, Inc. *                        255,085
                                                               --------------
                                                                   11,243,244
                                                               --------------
                 HEAVY INDUSTRY / TRANSPORTATION  (2.7%)
      29,600     BE Aerospace, Inc. *                                 563,880
      10,400     C&D Technologies, Inc.                               322,400
      14,600     Insituform Technologies, Inc.,
                 Class A *                                            532,900
      11,400     Precision Castparts Corp.                            426,588
      62,300     Rohn Industries, Inc. *                              295,925
      11,500     The Shaw Group, Inc. *                               461,150
      31,200     ViaSat, Inc. *                                       745,056
                                                               --------------
                                                                    3,347,899
                                                               --------------
                 INSURANCE  (0.4%)
      17,500     Arthur J. Gallagher & Co.                            455,000
                                                               --------------
                 INTERNET  (1.4%)
      15,700     Checkfree Corp. *                                    550,599
      12,200     IntraNet Solutions, Inc. *                           464,210
      16,000     Register.com, Inc. *                                 247,840
      23,700     Websense, Inc. *                                     474,000
                                                               --------------
                                                                    1,736,649
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 MANUFACTURING  (1.0%)
      16,400     AptarGroup, Inc.                              $      531,852
      12,100     Cabot Microelectronics Corp.                         750,200
                                                               --------------
                                                                    1,282,052
                                                               --------------
                 MEDICAL  (4.3%)
      44,000     American Medical Systems
                 Holdings, Inc. *                                     675,400
      10,400     Cubist Pharmaceuticals, Inc. *                       395,200
      24,800     Davita, Inc. *                                       504,184
      34,300     Dendrite International, Inc. *                       257,250
      29,800     Gene Logic, Inc. *                                   649,640
      56,000     InKine Pharmaceutical Company,
                 Inc. *                                               274,400
       9,000     OSI Pharmaceuticals, Inc.                            473,310
      32,900     Packard BioScience Co. *                             273,070
      33,700     Urologix, Inc. *                                     617,047
      60,100     VISX, Inc. *                                       1,162,935
                                                               --------------
                                                                    5,282,436
                                                               --------------
                 MULTIMEDIA  (0.1%)
       4,100     ValueVision International, Inc.,
                 Class A *                                             89,175
                                                               --------------
                 OIL & GAS  (3.8%)
      12,200     Cal Dive International, Inc. *                       300,120
      14,000     Energen Corp.                                        386,400
      60,900     Global Industries Ltd. *                             759,423
      35,900     Grant Prideco, Inc. *                                627,891
      13,900     Hanover Compressor Co. *                             459,951
       8,100     Mitchell Energy & Development
                 Corp., Class A                                       374,625
      28,600     National-Oilwell, Inc. *                             766,480
      27,300     Newfield Exploration Co. *                           875,238
       8,200     Patterson-UTI Energy, Inc. *                         146,534
                                                               --------------
                                                                    4,696,662
                                                               --------------
                 OPTICAL SUPPLIES  (0.5%)
      33,500     Oakley, Inc. *                                       619,750
                                                               --------------
                 PHARMACEUTICALS  (0.7%)
       9,200     Alkermes, Inc. *                                     322,920
       9,800     Immunogen, Inc. *                                    196,000
      14,800     Salix Pharmaceuticals Ltd. *                         364,820
                                                               --------------
                                                                      883,740
                                                               --------------
                 RETAIL  (4.0%)
      10,600     AnnTaylor Stores Corp. *                             379,480
      13,800     Borders Group, Inc. *                                309,120
       9,600     Coach, Inc. *                                        365,280
      27,400     dELiA's Corp. *                                      219,200
      13,300     Duane Reade, Inc. *                                  432,250
       8,900     Electronics Boutique Holdings
                 Corp. *                                              282,575
      12,900     Factory 2-U Stores, Inc. *                           378,615
       8,125     Fred's, Inc.                                         209,219
      23,300     J. Jill Group, Inc. *                                471,825
      47,500     MSC Industrial Direct Company,
                 Inc. *                                               826,500

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                        NATIONWIDE SMALL CAP GROWTH FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 RETAIL  (CONTINUED)
      17,100     Reebok International Ltd. *                   $      546,345
      39,900     Tuesday Morning Corp. *                              528,675
                                                               --------------
                                                                    4,949,084
                                                               --------------
                 SEMICONDUCTORS  (3.8%)
      52,800     Chippac, Inc. *                                      551,232
       2,500     Genesis Microchip, Inc. *                             90,375
      26,600     Integrated Circuit Systems, Inc. *                   510,720
      30,600     JNI Corp. *                                          428,400
      21,600     Marvel Technology Group Ltd. *                       581,040
      20,100     Microtune, Inc. *                                    442,200
      69,000     Oak Technology, Inc. *                               730,710
      10,300     Simplex Solutions, Inc. *                            234,016
      38,000     TriQuint Semiconductor, Inc. *                       855,000
      12,500     Ultratech Stepper, Inc. *                            320,625
                                                               --------------
                                                                    4,744,318
                                                               --------------
                 SERVICES  (0.8%)
      22,900     Boron, Lepore & Associates, Inc. *                   315,562
      12,500     Iron Mountain, Inc. *                                560,500
       6,900     Kendle International, Inc. *                         138,276
                                                               --------------
                                                                    1,014,338
                                                               --------------
                 TECHNOLOGY  (5.2%)
      16,400     Agile Software Corp. *                               278,800
      10,400     Andrew Corp. *                                       191,880
      25,600     Digex, Inc. *                                        332,800
       4,500     Embarcadero Technologies, Inc. *                     100,395
       9,300     Exfo Electro-Optical Engineering,
                 Inc. *                                               150,195
      18,500     Intergraph Corp. *                                   284,900
      15,000     Macrovision Corp. *                                1,027,500
      22,821     MIPS Technologies, Inc., Class B *                   219,082
      31,800     Pemstar, Inc. *                                      466,824
      36,800     Precise Software Solutions Ltd. *                  1,129,760
      44,300     ProsoftTraining.com *                                 55,375
      47,100     Read-Rite Corp. *                                    247,275
      63,300     SonicWALL, Inc. *                                  1,595,793
       1,800     Tellium, Inc. *                                       32,760
      10,100     Ulticom, Inc. *                                      341,380
                                                               --------------
                                                                    6,454,719
                                                               --------------
                 TELECOMMUNICATIONS  (3.5%)
      41,100     Advanced Fibre Communications,
                 Inc. *                                               863,100
      45,000     FLAG Telecom Holdings Ltd. *                         157,500
      27,700     Illuminet Holdings, Inc. *                           871,165
      17,400     Intrado, Inc. *                                      298,758
       3,500     Leap Wireless International, Inc. *                  106,050
      28,400     Tekelec *                                            769,640
      36,000     US Unwired, Inc. *                                   381,960
      20,200     Western Wireless Corp., Class A *                    868,600
                                                               --------------
                                                                    4,316,773
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 THERAPEUTICS  (0.8%)
      15,900     Cell Therapeutics, Inc. *                     $      439,476
       9,800     CV Therapeutics, Inc. *                              558,600
                                                               --------------
                                                                      998,076
                                                               --------------
                 TRANSPORTATION  (1.1%)
      19,400     A.C.L.N. Ltd. *                                      604,310
      27,600     Kansas City Southern Industries,
                 Inc. *                                               436,080
      30,800     RailAmerica, Inc. *                                  351,736
                                                               --------------
                                                                    1,392,126
                                                               --------------
                 UTILITIES  (3.7%)
      27,200     AirGate PCS, Inc. *                                1,414,400
       6,500     Aquila, Inc. *                                       160,225
      13,500     Covanta Energy Corp. *                               249,210
      24,600     Dobson Communications Corp.,
                 Class A *                                            419,430
      56,400     Orion Power Holdings, Inc. *                       1,342,884
     132,300     UbiquiTel, Inc. *                                  1,005,480
                                                               --------------
                                                                    4,591,629
                                                               --------------
                 TOTAL COMMON STOCKS                               99,617,072
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                          MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (19.9%)
$ 24,622,213     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by GNMA, FARM,
                 and FNMA)                                         24,622,213
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                        24,622,213
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $119,212,541) (A) -
                 (100.2%)                                         124,239,285
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-0.2%)                              (291,183)
                                                               --------------
                 NET ASSETS - (100.0%)                         $  123,948,102
                                                               ==============

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation            $   13,821,751
         Unrealized depreciation                (8,795,007)
                                            --------------
         Net unrealized appreciation        $    5,026,744
                                            ==============

* Denotes a non-income producing security.

ADR         American Depositary Receipt
FARM        Freddie Mac Adjustable Rate Mortgage
FNMA        Federal National Mortgage Association
GNMA        Government National Mortgage Association

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            NATIONWIDE GLOBAL 50 FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (94.4%)

                 AUSTRALIA  (7.7%)

                 BANKS  (3.4%)
      81,862     Australia & New Zealand
                 Banking Group Ltd.                            $      703,123
     110,800     Commonwealth Bank
                 of Australia                                       1,922,605
                                                               --------------
                                                                    2,625,728
                                                               --------------
                 MINING  (2.3%)
      95,272     WMC Ltd.- ADR                                      1,833,986
                                                               --------------
                 MULTI-MEDIA  (2.0%)
     174,300     The News Corp Ltd.                                 1,595,833
                                                               --------------
                                                                    6,055,547
                                                               --------------
                 BELGIUM  (3.8%)

                 BREWERY  (3.8%)
      35,857     Heineken NV                                        1,445,827
      58,352     Interbrew                                          1,561,007
                                                               --------------
                                                                    3,006,834
                                                               --------------
                 FRANCE  (4.3%)

                 BANKS  (2.4%)
      21,482     Banque Nationale de Paris                          1,869,518
                                                               --------------
                 OIL & GAS  (1.9%)
      10,874     Total Fina SA                                      1,522,603
         450     Total Fina SA *                                            4
                                                               --------------
                                                                    1,522,607
                                                               --------------
                                                                    3,392,125
                 GERMANY  (0.1%)

                 BANKS  (0.1%)
       1,900     Commerzbank AG                                        48,013
                                                               --------------
                 HONG KONG  (3.8%)

                 ELECTRIC COMPANIES  (2.0%)
     402,000     Hong Kong Electric Holdings                        1,546,227
                                                               --------------
                 REAL ESTATE  (1.8%)
     156,000     Sun Hung Kai Properties Ltd.                       1,405,067
                                                               --------------
                                                                    2,951,294
                                                               --------------
                 JAPAN  (8.5%)

                 CHEMICALS  (2.2%)
     636,000     Mitsubishi Chemical Corp.                          1,703,268
                                                               --------------
                 PHARMACEUTICALS  (2.4%)
     182,000     Yoshitomi Pharmaceutical
                 Industries Ltd.                                    1,873,767
                                                               --------------
                 SEMICONDUCTORS  (1.6%)
     122,000     Fujitsu Ltd.                                       1,281,476
                                                               --------------
                 TELECOMMUNICATIONS  (2.3%)
     107,500     Motorola, Inc.                                     1,780,200
                                                               --------------
                                                                    6,638,711
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 NETHERLANDS  (3.9%)

                 INSURANCE  (1.9%)
      52,184     Aegon NV                                      $    1,468,895
                                                               --------------
                 MULTI-MEDIA  (0.0%)
           8     VNU NV                                                   271
                                                               --------------
                 TRANSPORTATION  (2.0%)
      74,777     TNT Post Group NV                                  1,560,439
                                                               --------------
                                                                    3,029,605
                                                               --------------
                 SINGAPORE  (1.6%)

                 PRINTING & PUBLISHING  (1.6%)
     113,000     Singapore Press Holdings Ltd.                      1,240,429
                                                               --------------
                 SPAIN  (3.8%)

                 BANKS  (1.9%)
     112,400     Banco Bilbao Vizcaya
                 Argentaria SA                                      1,453,957
                                                               --------------
                 ELECTRIC COMPANIES  (1.9%)
      95,515     Endesa SA                                          1,523,401
                                                               --------------
                                                                    2,977,358
                                                               --------------
                 SWEDEN  (2.0%)

                 FINANCIAL SERVICES  (2.0%)
     162,424     Skandiaviska Enskilda Banken,
                 Series A                                           1,544,405
                                                               --------------
                 SWITZERLAND  (4.8%)

                 FINANCIAL SERVICES  (2.5%)
         772     Compagnie Financiere Richemont
                 Class A                                            1,975,798
                                                               --------------
                 FOOD PRODUCTS  (2.3%)
       8,411     Nestle SA                                          1,787,633
                                                               --------------
                                                                    3,763,431
                                                               --------------
                 UNITED KINGDOM  (12.9%)

                 AIRLINES  (2.4%)
     383,611     British Airways PLC                                1,850,535
                                                               --------------
                 ELECTRIC UTILITY  (2.5%)
     279,491     Scottish Power PLC                                 2,047,942
                                                               --------------
                 HOUSEHOLD PRODUCTS  (2.2%)
     117,540     Reckitt & Colman PLC                               1,692,769
                                                               --------------
                 INSURANCE  (2.3%)
     234,600     Royal & Sun Alliance Insurance
                 Group PLC                                          1,764,375
                                                               --------------
                 PRINTING & PUBLISHING  (2.0%)
     119,643     Reuters Group PLC                                  1,551,423
                                                               --------------
                 TELECOMMUNICATIONS  (1.5%)
     547,581     Vodafone Airtouch PLC                              1,209,094
                                                               --------------
                                                                   10,116,138
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            NATIONWIDE GLOBAL 50 FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 UNITED STATES  (37.2%)

                 ELECTRONICS  (6.5%)
     272,624     Compal Electronics-ADR *                      $    1,474,896
      35,700     General Electric Co.                               1,740,375
     175,100     Pg & E Corp.                                       1,961,119
                                                               --------------
                                                                    5,176,390
                                                               --------------
                 FINANCE SERVICES  (4.0%)
      39,900     Bank One Corp.                                     1,428,420
      28,700     Capital One Financial Corp.                        1,722,000
                                                               --------------
                                                                    3,150,420
                                                               --------------
                 HEALTHCARE  (5.8%)
      23,200     Amgen, Inc.                                        1,407,776
      33,810     Johnson & Johnson, Inc.                            1,690,500
      38,900     Schering-Plough Corp.                              1,409,736
                                                               --------------
                                                                    4,508,012
                                                               --------------
                 INSURANCE  (4.4%)
      28,650     AMBAC Financial Group, Inc.                        1,667,430
      18,500     CIGNA Corp.                                        1,772,670
                                                               --------------
                                                                    3,440,100
                                                               --------------
                 MANUFACTURING  (2.6%)
      38,000     Tyco International Ltd. *                          2,071,000
                                                               --------------
                 MULTI-MEDIA  (4.9%)
      38,950     AOL Time Warner, Inc. *                            2,064,350
      41,995     Gemstar- TV Guide
                 International, Inc.                                1,788,987
                                                               --------------
                                                                    3,853,337
                                                               --------------
                 OIL & GAS  (2.2%)
      20,000     Exxon Mobil Corp.                                  1,747,000
                                                               --------------
                 PHARMACEUTICALS  (1.9%)
      32,200     Pharmacia Corp.                                    1,479,590
                                                               --------------
                 TELECOMMUNICATIONS  (2.8%)
     127,500     Level 3 Communications, Inc. *                       699,975
      62,500     Sprint Corp., PCS Group *                          1,509,375
                                                               --------------
                                                                    2,209,350
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 TOBACCO  (2.1%)
      31,700     Phillip Morris Co., Inc.                      $    1,608,775
                                                               --------------
                                                                   29,243,974
                                                               --------------
                 TOTAL COMMON STOCKS                               74,007,864
                                                               --------------


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS  (0.4%)

                 U.S. TREASURY BILLS  (0.4%)
$    280,000     U.S. Treasury Bills, 3.89%,
                 08/02/01 **                                          279,142
                                                               --------------
                 TOTAL U.S. GOVERNMENT
                 OBLIGATIONS                                          279,142
                                                               --------------
                 REPURCHASE AGREEMENT  (5.0%)
   3,912,453     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by CMO, FHLMC)                     3,912,453
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                         3,912,453
                                                               --------------

                 TOTAL INVESTMENTS
                 (COST $82,808,068) (A) -
                 (99.8%)                                           78,199,459
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.2%)                                 182,636
                                                               --------------
                 NET ASSETS - (100.0%)                         $   78,382,095
                                                               ==============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation            $    4,064,582
         Unrealized depreciation                (8,673,191)
                                            --------------
         Net unrealized depreciation        $   (4,608,609)
                                            ==============

* Denotes a non-income producing security.

** Pledged as collateral for futures.

ADR         American Depositary Receipt
CMO         Collateralized Mortgage Obligation
FHLMC       Federal Home Loan Mortgage Corporation

At June 30, 2001, the Fund's open futures contracts were as follows:

                  NUMBER
                    OF                                                        MARKET      UNREALIZED APPRECIATION
                 CONTRACTS  CONTRACTS DESCRIPTION/EXPIRATION                   VALUE    (DEPRECIATION) AT 06/30/01
                 ---------  --------------------------------                   -----    --------------------------
FUTURES:
Europe              15      DJ Euro Stoxx 50 Futures, Sept. 2001           $  544,767            $    9,300
Japan                1      Topix Index Future, Sept. 2001                    103,916                   754
United Kingdom       3      FTSE 100 Index Future, Sept. 2001                 238,429                   142
United States        4      S&P 500 Futures, Sept. 2001                     1,231,700                 6,300
                                                                           ----------            ----------
                                                                           $2,118,812            $   16,496
                                                                           ==========            ==========

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         DREYFUS NSAT MID CAP INDEX FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (92.9%)

                 AEROSPACE / DEFENSE  (0.2%)
       2,400     Sequa Corp. - Class A *                       $      109,200
      12,700     The Titan Corp. *                                    290,830
                                                               --------------
                                                                      400,030
                                                               --------------
                 AGRICULTURAL PRODUCTS  (0.1%)
      26,800     IMC Global, Inc.                                     273,360
                                                               --------------
                 AIRLINES  (0.1%)
       6,200     Alaska Air Group, Inc. *                             179,180
                                                               --------------
                 AUTO PARTS & EQUIPMENT  (0.7%)
       4,800     Bandag, Inc.                                         131,040
       6,100     BorgWarner Automotive, Inc.                          302,682
      14,900     Lear Corp. *                                         520,010
       6,000     Superior Industries International,
                 Inc.                                                 229,800
      14,800     Swift Transportation Co., Inc. *                     285,048
                                                               --------------
                                                                    1,468,580
                                                               --------------
                 BANKS  (7.7%)
      15,400     Associated Banc Corp.                                554,246
      11,400     Astoria Financial Corp.                              627,000
      32,100     Banknorth Group, Inc.                                727,065
      11,100     City National Corp.                                  491,619
      25,800     Colonial Bancgroup, Inc.                             371,004
      29,900     Compass Bancshares, Inc.                             792,350
      26,800     Dime Bancorp, Inc.                                   998,300
      30,000     First Tennessee National Corp.                     1,041,300
      10,800     First Virginia Banks, Inc.                           508,896
      20,000     FirstMerit Corp.                                     528,000
      23,600     GreenPoint Financial Corp.                           906,240
      36,900     Hibernia Corp.                                       656,820
       7,400     Investors Financial Services Corp.                   495,800
      24,000     Marshall & Ilsley Corp.                            1,293,599
      16,600     Mercantile Bankshare Corp.                           649,558
      47,890     National Commerce Financial Co.                    1,167,079
      37,800     North Fork Bancorp, Inc.                           1,171,800
      15,300     NOVA Corp.                                           481,185
      18,700     Pacific Century Financial Corp.                      482,273
      11,400     Provident Financial Group                            375,288
      14,300     Roslyn Bancorp, Inc.                                 376,090
      18,400     TCF Financial Corp.                                  852,104
      11,500     Webster Financial Corp.                              376,970
       8,300     Westamerica Bankcorp                                 325,775
       7,600     Wilmington Trust Corp.                               476,140
                                                               --------------
                                                                   16,726,501
                                                               --------------
                 BATTERIES  (0.2%)
      21,400     Energizer Holdings, Inc.                             491,130
                                                               --------------
                 BIOTECHNOLOGY  (1.2%)
      50,800     Millenium Pharmaceuticals, Inc.                    1,807,464
      10,200     Protein Design Labs, Inc.                            884,952
                                                               --------------
                                                                    2,692,416
                                                               --------------
                 BOOK PUBLISHING  (1.5%)
       5,700     Banta Corp.                                          167,010
       6,700     Houghton Mifflin Co.                                 401,531
      10,200     Lee Enterprises, Inc.                                336,600
      23,900     Readers Digest Assoc.                                687,125

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 BOOK PUBLISHING  (CONTINUED)

       8,200     Scholastic Corp.                              $      369,000
       2,200     Washington Post Co. Class B                        1,262,800
                                                               --------------
                                                                    3,224,066
                                                               --------------
                 BOTTLED AND CANNED SOFT DRINKS  (0.2%)
      36,500     PepsiAmericas, Inc.                                  485,450
                                                               --------------
                 BROADCASTING & TELEVISION  (1.0%)
       8,230     Chris-Craft Industries, Inc. *                       587,622
      25,400     Hispanic Broadcasting Corp.                          728,726
      25,200     Westwood One, Inc.                                   928,620
                                                               --------------
                                                                    2,244,968
                                                               --------------
                 BUILDING MATERIALS  (0.7%)
      16,700     American Standard Co. *                            1,003,670
      11,000     Martin Marietta Materials, Inc.                      544,390
                                                               --------------
                                                                    1,548,060
                                                               --------------
                 BUSINESS SERVICES (1.3%)
      78,900     3COM Corp.                                           374,775
      13,000     Catalina Marketing Corp. *                           396,630
      11,600     Covanta Energy Corp. *                               214,136
      20,600     Jack Henry & Associates, Inc.                        638,600
       8,700     Korn/Ferry International                             134,850
      25,300     SEI Corp.                                          1,199,220
                                                               --------------
                                                                    2,958,211
                                                               --------------
                 CANNED FRUITS AND VEGETABLES  (0.1%)
       5,700     Smucker (J.M.) Co.                                   148,200
                                                               --------------
                 CHEMICALS - SPECIALTY  (2.6%)
       6,800     A. Schulman, Inc.                                     91,800
      15,800     Airgas, Inc. *                                       188,020
      10,700     Albemarle Corp.                                      247,919
     108,300     Atmel Corp. *                                      1,460,967
      15,200     Cabot Corp.                                          547,504
      26,400     Crompton Corp.                                       287,760
       9,400     Cytec Industries, Inc. *                             357,200
       8,000     Ferro Corp.                                          174,480
       3,300     Fuller (H. B.) Co.                                   164,670
      11,900     Lubrizol Corp.                                       369,495
      27,400     Lyondell Chemical Co.                                421,412
       4,600     Minerals Technologies, Inc.                          197,432
      23,900     RPM, Inc.                                            219,880
      24,200     Solutia, Inc.                                        308,550
       8,400     Structural Dynamics Research
                 Corp.                                                205,800
      11,300     Valspar Corp.                                        401,150
                                                               --------------
                                                                    5,644,039
                                                               --------------
                 COMMUNICATION EQUIPMENT  (0.7%)
      19,400     Polycom, Inc.                                        447,946
      38,100     RF Micro Devices, Inc.                             1,027,557
                                                               --------------
                                                                    1,475,503
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (6.5%)
       7,200     Advent Software, Inc. *                              457,200
      11,700     Affiliated Computer Services, Inc.
                 Class A *                                            841,347
      10,300     Avocent Corp. *                                      234,325

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         DREYFUS NSAT MID CAP INDEX FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 COMPUTER SOFTWARE & SERVICES  (CONTINUED)
      58,000     Cadence Design Systems, Inc. *                $    1,080,540
      31,000     Electronic Arts, Inc.                              1,794,900
       9,100     Infocus Corp.                                        185,549
      67,300     Informix Corp.                                       393,032
      15,800     Keane, Inc.                                          347,600
      20,700     Legato Systems, Inc.                                 330,165
      13,700     Macromedia, Inc.                                     246,600
      14,900     Mentor Graphics Corp.                                260,750
      11,900     National Instruments Corp.                           386,155
      31,900     Network Associates, Inc.                             397,155
      16,300     NVIDIA Corp.                                       1,511,825
      14,900     Powerwave Technologies, Inc.                         216,050
      35,200     Quantum Corp. - DLT & Storage
                 Systems                                              355,168
      47,400     Rational Software Corp.                            1,329,570
      15,900     SanDisk Corp.                                        443,451
      24,300     Storage Technology Corp.                             334,368
      62,700     SunGard Data Systems, Inc.                         1,881,626
       9,400     Sykes Enterprises, Inc.                              103,400
      14,200     Synopsys, Inc.                                       687,138
       8,500     Transaction Systems Architects,
                 Inc.                                                 131,750
      17,300     Wind River Systems, Inc.                             302,058
                                                               --------------
                                                                   14,251,722
                                                               --------------
                 CONSTRUCTION  (0.9%)
      32,200     Clayton Homes, Inc.                                  506,184
       9,900     Dycom Industries, Inc.                               227,007
       9,550     Granite Construction, Inc.                           242,761
       6,200     Jacobs Engineering Group, Inc.                       404,426
      14,800     Lennar Corp.                                         617,160
                                                               --------------
                                                                    1,997,538
                                                               --------------
                 CONTAINERS / PACKAGING  (0.2%)
      22,200     Sonoco Products Co.                                  552,336
                                                               --------------
                 CREDIT REPORTING SERVICES  (0.2%)
      18,800     The Dun & Bradstreet Corp.                           530,160
                                                               --------------
                 DATA PROCESSING AND PREPARATION  (0.6%)
      34,000     Ceridian Corp.                                       651,780
      12,300     CSG Systems International, Inc. *                    698,148
                                                               --------------
                                                                    1,349,928
                                                               --------------
                 DISTRIBUTION  (0.7%)
      23,000     Arrow Electronics, Inc. *                            558,670
       8,300     Dean Foods Co.                                       333,660
      12,600     Tech Data Corp.                                      420,336
      15,800     Vectren, Inc.                                        327,060
                                                               --------------
                                                                    1,639,726
                                                               --------------
                 ELECTRIC AND ELECTRONIC EQUIPMENT  (0.3%)
      15,900     MDU Resources Group, Inc.                            503,076
       8,500     Newport Corp.                                        225,250
                                                               --------------
                                                                      728,326
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 ELECTRIC COMPANIES  (4.3%)
      18,500     Alliant Energy Corp.                          $      539,275
       7,700     AMETEK, Inc.                                         235,235
       6,100     Black Hills Corp.                                    245,403
      10,500     Cleco Corp.                                          238,875
      20,700     Conectiv, Inc.                                       447,120
      29,500     DPL, Inc.                                            854,320
       6,200     DSP Group, Inc.                                      132,990
      27,200     Energy East Corp.                                    568,752
       7,600     Hawaiian Electric Industries, Inc.                   290,320
      13,700     Hubbell, Inc. Class B                                397,300
       8,700     IDACORP, Inc.                                        303,456
      14,400     Kansas City Power & Light Co.                        353,520
      33,400     Northeast Utilities Co.                              693,050
      18,200     Oklahoma Gas & Electric Co.                          411,502
      25,400     Potomac Electric Power Co.                           531,368
      18,900     Questar Corp.                                        467,964
      18,300     Sierra Pacific Resources                             292,617
      31,700     TECO Energy, Inc.                                    966,850
      26,500     Utilicorp United, Inc.                               809,575
      27,500     Wisconsin Energy Corp.                               653,675
                                                               --------------
                                                                    9,433,167
                                                               --------------
                 ELECTRONICS  (4.3%)
      27,400     Avnet, Inc.                                          614,308
      18,400     Cirrus Logic, Inc. *                                 423,752
      12,200     Credence Systems Corp. *                             295,728
      29,700     Cypress Semiconductor Corp. *                        708,345
      17,400     Gentex Corp.                                         484,938
      20,400     KEMET Corp.                                          404,124
       9,000     L-3 Communications Hldgs, Inc.                       686,700
      28,900     Lam Research Corp.                                   856,885
      11,200     LTX Corp.                                            286,272
      30,600     Microchip Technology, Inc.                         1,022,958
       9,100     MIPS Technologies, Inc. Class B                       87,360
       9,900     Sawtek, Inc.                                         232,947
      34,300     SCI Systems, Inc.                                    874,650
      16,200     Semtech Corp.                                        486,000
      18,500     Sensormatic Electronics Corp.                        314,500
      19,900     TranSwitch Corp.                                     218,900
      32,150     Vishay Intertechnology, Inc.                         739,450
      30,400     Waters Corp.                                         839,344
                                                               --------------
                                                                    9,577,161
                                                               --------------
                 ENTERTAINMENT  (1.2%)
      12,400     International Speedway Corp.                         520,800
      11,700     Macrovision Corp.                                    801,450
      69,200     Park Place Entertainment Corp.                       837,320
      21,400     Six Flags, Inc.                                      450,256
                                                               --------------
                                                                    2,609,826
                                                               --------------
                 FINANCIAL / BANKS  (3.9%)
      18,700     A.G. Edwards, Inc.                                   841,500
      19,300     Americredit Corp. *                                1,002,635
      74,500     E*TRADE Group, Inc.                                  480,525
      16,200     Eaton Vance Corp.                                    563,760
      31,500     Golden State Bancorp, Inc.                           970,200

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         DREYFUS NSAT MID CAP INDEX FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 FINANCIAL / BANKS  (CONTINUED)
       9,900     Greater Bay Bancorp                           $      247,302
       7,400     Investment Technology Group                          372,146
      13,400     Labranche & Co., Inc.                                388,600
      15,200     Legg Mason, Inc.                                     756,352
      22,600     M&T Bank Corp.                                     1,706,300
       6,000     NCO Group, Inc.                                      185,580
      21,600     Radian Group, Inc.                                   873,720
      11,500     Silicon Valley Bancshares                            253,000
                                                               --------------
                                                                    8,641,620
                                                               --------------
                 FOODS  (1.7%)
      13,000     Dole Food Co.                                        247,650
       6,700     Dreyer's Grand Ice Cream, Inc.                       186,930
      32,300     Hormel Foods Corp.                                   786,182
      24,700     IBP, Inc.                                            623,675
      11,800     Interstate Bakeries Corp.                            188,800
       6,800     Lance, Inc.                                           91,800
      16,100     McCormick & Co., Inc.                                676,522
      11,200     Sensient Technologies Corp.                          229,824
       6,400     Suiza Foods Corp.                                    339,840
      11,788     Tootsie Roll Industries                              454,310
                                                               --------------
                                                                    3,825,533
                                                               --------------
                 FREIGHT TRANSPORTATION ARRANGEMENT  (0.5%)
      11,200     Airborne, Inc.                                       129,808
      11,100     EGL, Inc.                                            193,806
      12,100     Expeditors International of
                 Washington, Inc.                                     725,988
                                                               --------------
                                                                    1,049,602
                                                               --------------
                 GAMING  (0.5%)
      17,300     International Game Technology                      1,085,575
                                                               --------------
                 HEALTHCARE  (5.1%)
      12,300     Amerisource Health Corp., Class A *                  680,190
      12,500     Apria Healthcare Group, Inc. *                       360,625
      14,100     Beckman Coulter, Inc.                                575,280
      13,600     Covance, Inc. *                                      308,040
      18,200     Express Scripts, Inc., Class A                     1,001,546
      22,800     First Health Group Corp.                             549,936
      57,200     Health Management Associates,
                 Inc., Class A                                      1,203,488
      14,600     Hillenbrand Industry, Inc.                           833,806
       9,000     LifePoint Hospitals, Inc.                            398,520
      25,000     Lincare Holdings, Inc.                               750,250
      29,200     Mylan Laboratories, Inc.                             821,396
      23,000     Oxford Health Plans, Inc.                            657,800
       7,900     PacifiCare Health Systems, Inc.                      128,770
      17,200     Perrigo Co.                                          287,068
      21,900     Quest Diagnostics, Inc.                            1,639,215
      16,000     STERIS Corp.                                         320,800
       8,500     Trigon Healthcare, Inc.                              551,225
      13,200     VISX, Inc.                                           255,420
                                                               --------------
                                                                   11,323,375
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 HOSPITAL AND MEDICAL SERVICE PLANS  (0.4%)
      28,700     Health Net, Inc.                              $      499,380
      16,508     Triad Hospitals, Inc.                                486,491
                                                               --------------
                                                                      985,871
                                                               --------------
                 HOTELS & LODGING  (0.2%)
      17,600     Mandalay Resort Group                                482,240
                                                               --------------
                 HOUSEHOLD FURNISHING & APPLIANCES  (0.3%)
      11,700     Furniture Brands International, Inc.                 327,600
      12,200     Mohawk Industries Co.                                429,440
                                                               --------------
                                                                      757,040
                                                               --------------
                 HOUSEHOLD PRODUCTS  (0.2%)
      11,000     Blyth Industries, Inc.                               282,810
       9,100     Church & Dwight, Inc.                                231,595
                                                               --------------
                                                                      514,405
                                                               --------------
                 INFORMATION RETRIEVAL SERVICES  (0.3%)
      14,450     Choicepoint, Inc. *                                  607,623
                                                               --------------
                 INSURANCE  (3.1%)
      12,300     Allmerica Financial Corp.                            707,250
      15,800     American Financial Group, Inc.                       478,740
      18,800     Arthur J. Gallagher & Co.                            488,800
      10,800     Everest Re Group Ltd.                                807,840
      13,700     HCC Insurance Holdings, Inc.                         335,650
       9,500     Horace Mann Educators Corp.                          204,725
      12,900     Leucadia National Corp.                              418,605
      11,600     MONY Group, Inc.                                     465,508
      14,000     Ohio Casualty Corp.                                  181,300
      27,700     Old Republic International Corp.                     803,300
      10,400     PMI Group, Inc.                                      755,664
      16,000     Protective Life Corp.                                549,920
      15,800     Unitrin, Inc.                                        606,720
                                                               --------------
                                                                    6,804,022
                                                               --------------
                 INTERNET CONTENT  (0.2%)
      11,400     Retek, Inc.                                          546,516
                                                               --------------
                 INVESTMENT ADVISORY SERVICE  (0.6%)
      11,400     Neuberger Berman, Inc.                               775,200
      18,600     Waddell & Reed Financial, Inc.                       590,550
                                                               --------------
                                                                    1,365,750
                                                               --------------
                 IRON & STEEL  (0.2%)
      25,200     AK Steel Holding Corp.                               316,008
      10,600     UCAR International, Inc.                             126,670
                                                               --------------
                                                                      442,678
                                                               --------------
                 LEISURE PRODUCTS  (0.2%)
      17,900     Callaway Golf Co.                                    282,820
      14,300     Sotheby's Holdings                                   230,659
                                                               --------------
                                                                      513,479
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         DREYFUS NSAT MID CAP INDEX FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 MACHINERY / DIVERSIFIED  (1.2%)
      16,600     AGCO Corp.                                    $      151,890
       7,212     Albany International Corp.-
                 Class A *                                            136,307
       8,900     Flowserve Corp.                                      273,675
       8,200     Imation Corp.                                        206,640
       7,100     Kennametal, Inc.                                     261,990
       9,300     SPX Corp.                                          1,164,174
       6,600     Stewart & Stevenson Services,
                 Inc.                                                 217,800
       4,300     Tecumseh Products Co.                                212,850
                                                               --------------
                                                                    2,625,326
                                                               --------------
                 MANUFACTURING  (2.2%)
       5,582     Cabot Microelectronics Corp.                         346,084
       7,100     Carlisle Companies, Inc.                             247,577
      22,100     Dial Corp.                                           314,925
      10,300     Donaldson Company, Inc.                              320,845
      10,600     Federal Signal Corp.                                 248,782
       8,000     GTECH Holdings Corp.                                 284,080
       9,300     Harsco Corp.                                         252,309
      24,900     Integrated Device Technology, Inc.                   789,081
       8,700     Lancaster Colony Corp.                               286,926
       6,900     Modine Manufacturing Co.                             190,302
       1,200     NCH Corp.                                             46,920
       8,300     Newport News Shipbuilding                            508,375
      10,100     Olin Corp.                                           171,599
      11,400     Pentair, Inc.                                        385,320
       9,000     Teleflex, Inc.                                       396,000
       8,600     Trinity Industries, Inc.                             176,300
                                                               --------------
                                                                    4,965,425
                                                               --------------
                 MEDICAL EQUIPMENT AND SUPPLIES  (1.4%)
      24,600     Apogent Technologies *                               605,160
       8,300     Barr Laboratories, Inc. *                            584,403
      12,100     DENTSPLY International, Inc.                         536,635
      13,700     Edwards Lifesciences Corp.                           361,132
      15,100     Minimed, Inc.                                        724,800
      21,700     Omnicare, Inc.                                       438,340
                                                               --------------
                                                                    3,250,470
                                                               --------------
                 METAL FABRICATION  (0.3%)
       5,100     Carpenter Technology Corp.                           149,379
      12,000     Precision Castparts Corp.                            449,040
       5,800     Ryerson Tull, Inc.                                    78,242
                                                               --------------
                                                                      676,661
                                                               --------------
                 METALS & MINING  (0.1%)
       7,000     Kaydon Corp.                                         179,550
                                                               --------------
                 MOTOR VEHICLE PARTS AND ACCESSORIES  (0.1%)
      15,325     Arvinmeritor, Inc.                                   256,541
                                                               --------------
                 MULTIMEDIA  (0.2%)
      11,000     Emmis Communications Corp.                           338,250
                                                               --------------
                 NATURAL GAS DISTRIBUTION  (0.1%)
      10,900     WGL Holdings, Inc.                                   295,499
                                                               --------------
                 OFFICE EQUIPMENT & SUPPLIES  (0.6%)
      15,400     Harris Corp.                                         419,034
      17,700     Herman Miller, Inc.                                  428,340

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 OFFICE EQUIPMENT & SUPPLIES  (CONTINUED)

      13,800     HON Industries, Inc.                          $      334,236
       9,600     Wallace Computer Services                            158,784
                                                               --------------
                                                                    1,340,394
                                                               --------------
                 OIL & GAS  (0.9%)
      12,600     Cooper Cameron Corp. *                               703,080
      15,200     Equitable Resources, Inc.                            506,312
      13,700     Marine Drilling Cos., Inc.                           261,807
      18,900     National-Oilwell, Inc.                               506,520
                                                               --------------
                                                                    1,977,719
                                                               --------------
                 OIL & GAS PRODUCERS  (5.3%)
      12,700     AGL Resources                                        301,625
      38,400     BJ Services Co. *                                  1,089,792
      13,000     DQE, Inc.                                            292,500
      32,400     ENSCO International, Inc.                            758,160
      41,200     Global Marine, Inc.                                  767,556
      25,500     Grant Prideco, Inc.                                  445,995
      14,700     Hanover Compressor Co.                               486,423
      11,800     Helmerich & Payne, Inc.                              363,676
      10,500     Murphy Oil Corp.                                     772,800
       9,200     National Fuel Gas Co.                                478,308
      13,200     Noble Affiliates, Inc.                               466,620
      39,700     Ocean Energy, Inc.                                   692,765
      18,400     Pennzoil-Quaker State Co.                            206,080
      22,900     Pioneer Natural Resources Co.                        390,445
      11,800     Smith International, Inc.                            706,820
      14,100     Tidewater, Inc.                                      531,570
      16,700     Ultramar Diamond Shamrock Corp.                      789,075
      14,300     Valero Energy Corp.                                  525,954
      22,308     Varco International, Inc.                            415,152
      26,500     Weatherford International, Inc.                    1,272,000
                                                               --------------
                                                                   11,753,316
                                                               --------------
                 OIL / INTERNATIONAL  (0.1%)
       7,600     Western Gas Resources, Inc.                          247,760
                                                               --------------
                 PAPER & FOREST PRODUCTS  (0.9%)
      11,800     Bowater, Inc.                                        527,932
      18,800     Georgia Pacific Timber Corp.                         672,100
      12,000     Longview Fibre Co.                                   147,840
       9,900     P.H. Glatfelter & Co.                                141,174
       6,300     Rayonier, Inc.                                       292,635
      12,000     Wausau-Mosinee Paper Corp.                           154,680
                                                               --------------
                                                                    1,936,361
                                                               --------------
                 PHARMACEUTICALS  (5.3%)
      31,600     Bergen Brunswig Corp.                                607,352
      10,600     Carter-Wallace, Inc.                                 205,110
      13,000     COR Therapeutics, Inc. *                             396,500
      45,200     Genzyme Corp.                                      2,757,200
      22,100     Gilead Sciences, Inc.                              1,285,999
      18,900     ICN Pharmaceuticals, Inc.                            599,508
      34,800     IDEC Pharmaceuticals Corp.                         2,355,612
      15,400     Incyte Pharmaceuticals, Inc.                         377,608
      46,625     IVAX Corp.                                         1,818,375
      18,200     Sepracor, Inc.                                       724,360
      14,100     Vertex Pharmaceuticals, Inc.                         697,950
                                                               --------------
                                                                   11,825,574
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         DREYFUS NSAT MID CAP INDEX FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 RADIO BROADCASTING  (0.3%)
      10,600     Entercom Communications Corp.                 $      568,266
                                                               --------------
                 REAL ESTATE INVESTMENT TRUSTS  (0.2%)
      14,200     IndyMac Mortgage Holdings, Inc.                      380,560
                                                               --------------
                 RESTAURANTS  (0.8%)
       8,100     Bob Evans Farms, Inc.                                145,800
      23,300     Brinker International, Inc. *                        602,305
      12,900     CBRL Group, Inc.                                     218,655
       5,600     Lone Star Steakhouse & Saloon, Inc.                   72,744
      17,800     Outback Steakhouse, Inc.                             512,640
       5,200     Papa John's International, Inc.                      131,820
                                                               --------------
                                                                    1,683,964
                                                               --------------
                 RETAIL  (5.9%)
      23,100     Abercrombie & Fitch Co. *                          1,027,950
      16,250     American Eagle Outfitters Ltd. *                     572,650
      15,200     Barnes & Noble, Inc. *                               598,120
      17,000     BJ's Wholesale Club, Inc. *                          905,420
      18,700     Borders Group, Inc. *                                418,880
      20,500     CDW Computer Centers, Inc. *                         814,055
      11,400     Claire's Stores, Inc.                                220,704
      26,150     Dollar Tree Stores, Inc.                             728,016
      28,600     DST Systems, Inc.                                  1,507,220
      40,100     Family Dollar Stores, Inc.                         1,027,763
       8,900     Fastenal Co.                                         551,622
      28,200     Jones Apparel Group, Inc.                          1,218,240
       6,900     Land's End, Inc.                                     277,035
      11,100     Nieman Marcus Group, Inc.                            344,100
       5,200     Payless Shoesource, Inc.                             336,440
      18,800     Ross Stores, Inc.                                    450,260
      10,800     Ruddick Corp.                                        183,060
      33,100     Saks, Inc.                                           317,760
      57,600     Sovereign Bancorp, Inc.                              748,800
      13,200     Williams Sonoma, Inc.                                512,424
                                                               --------------
                                                                   12,760,519
                                                               --------------
                 SEMICONDUCTORS  (1.0%)
      14,600     International Rectifier Corp.                        497,860
      25,300     Lattice Semiconductor Corp.                          617,320
      21,500     Micrel, Inc.                                         709,500
      18,800     TriQuint Semiconductor, Inc.                         423,000
                                                               --------------
                                                                    2,247,680
                                                               --------------
                 SERVICES  (5.0%)
      20,800     Acxiom Corp. *                                       272,272
      27,150     Apollo Group, Inc. *                               1,152,518
      13,600     BISYS Group *                                        802,400
      17,900     Checkfree Corp. *                                    627,753
      16,300     DeVry, Inc.                                          588,756
      16,700     Diebold, Inc.                                        536,905
      20,300     Gartner Group, Inc., Class B                         186,760
      11,300     GATX Corp.                                           453,130
      14,800     Harte-Hanks, Inc.                                    366,448
       8,400     Kelly Services, Class A                              203,700
      17,700     Manpower, Inc.                                       529,230
      22,800     Modis Professional Services, Inc.                    157,320
       7,600     Nordson Corp.                                        177,156

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 SERVICES  (CONTINUED)

      12,100     Pittston Brink's Group                        $      269,709
       9,700     Plexus Corp.                                         320,100
      13,900     Quanta Services, Inc.                                306,356
      17,100     Reynolds & Reynolds Co.                              375,345
       7,000     Rollins, Inc.                                        139,370
      23,800     Sybase, Inc.                                         391,510
       8,800     Sylvan Learning Systems, Inc.                        213,840
      17,700     Symantec Corp.                                       773,313
      51,800     Tyson Foods, Inc., Class A                           477,078
      16,400     United Rentals, Inc.                                 425,580
      12,500     Valassis Communications, Inc.                        447,500
      20,500     Viad Corp.                                           541,200
       9,000     York International Corp.                             315,180
                                                               --------------
                                                                   11,050,429
                                                               --------------
                 SHIPPING / TRANSPORTATION  (0.2%)
       9,500     Alexander & Baldwin                                  244,625
       8,000     Overseas Shipholding
                 Group, Inc.                                          244,320
                                                               --------------
                                                                      488,945
                                                               --------------
                 TECHNOLOGY  (0.1%)
      11,300     Plantronics, Inc.                                    261,595
                                                               --------------
                 TELECOMMUNICATIONS  (2.2%)
       9,200     Adtran, Inc. *                                       188,600
      18,900     Advanced Fibre Communications,
                 Inc. *                                               396,900
       8,900     Antec Corp. *                                        110,360
      25,600     Belo (A.H.) Corp.                                    482,304
      50,900     Broadwing, Inc. *                                  1,244,505
      12,000     CommScope, Inc. *                                    282,000
      11,200     MasTec, Inc.                                         147,840
       5,400     Media General, Inc.                                  248,400
      12,900     Price Communications Corp.                           260,451
      13,700     Telephone & Data Systems, Inc.                     1,489,875
                                                               --------------
                                                                    4,851,235
                                                               --------------
                 TEXTILES / APPAREL  (0.0%)
      12,500     Unifi, Inc.                                          106,250
                                                               --------------
                 TOBACCO  (0.7%)
      23,600     R.J. Reynolds Tobacco Holdings,
                 Inc.                                               1,288,560
       6,400     Universal Corp.                                      253,824
                                                               --------------
                                                                    1,542,384
                                                               --------------
                 TRANSPORTATION  (0.6%)
       8,900     Atlas Air, Inc. *                                    126,024
      19,700     C.H. Robinson Worldwide, Inc.                        549,433
      11,400     CNF Transportation, Inc.                             322,050
       8,200     J.B. Hunt Transport Services, Inc.                   149,732
      10,800     Wisconsin Central Transportation
                 Corp.                                                180,684
                                                               --------------
                                                                    1,327,923
                                                               --------------
                 TRAVEL  (0.3%)
      20,400     Galileo International, Inc.                          663,000
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                         DREYFUS NSAT MID CAP INDEX FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 UTILITIES  (1.8%)
        19,200   ALLETE, Inc.                                  $      432,000
        23,100   American Water Works, Inc.                           761,607
        24,200   Montana Power Co.                                    280,720
        12,400   NSTAR                                                527,744
         9,100   Public Service Co. of New Mexico                     292,110
        20,100   Puget Energy Inc.                                    526,620
        24,400   SCANA Corp.                                          692,960
        16,500   Western Resources, Inc.                              354,750
                                                               --------------
                                                                    3,868,511
                                                               --------------
                 WOMEN'S HANDBAGS AND PURSES  (0.2%)
        10,200   Coach, Inc. *                                        388,110
                                                               --------------
                 TOTAL COMMON STOCKS                              205,433,130
                                                               --------------
                 WARRANT  (0.0%)
        16,800   Dime Bancorp, Inc. Warrants                            4,704
                                                               --------------

                 TOTAL WARRANT                                          4,704
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 U.S. TREASURY BILLS  (0.4%)
$      885,000   U.S. Treasury Bills, 3.70%,                          877,386
                                                               --------------
                 09/27/01 **
                 TOTAL U.S. TREASURY BILLS                            877,386
                                                               --------------
                 REPURCHASE AGREEMENT  (6.5%)
    14,278,128   Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA)                          14,278,128
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                        14,278,128
                                                               --------------

--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS
                 (COST $218,226,884) (A) -
                 (99.8%)                                        $ 220,593,348
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.2%)                                 511,245
                                                               --------------
                 NET ASSETS - (100.0%)                          $ 221,104,593
                                                               ==============


--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation            $   23,515,861
         Unrealized depreciation               (21,149,397)
                                            --------------
         Net unrealized appreciation        $    2,366,464
                                            ==============

* Denotes a non-income producing security.

** Pledged as collateral for futures.

FNMA      Federal National Mortgage Association

At June 30, 2001, the Fund's open futures contracts were as follows:

                                                                UNREALIZED
               NUMBER        CONTRACTS                          APPRECIATION
                 OF         DESCRIPTION/        MARKET        (DEPRECIATION)
              CONTRACTS      EXPIRATION          VALUE          AT 06/30/01
              ---------      ----------          -----          -----------

Futures:
                             S&P Midcap
United                       400 Future,
States           60            09/15/01       $15,675,000        $205,125

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                          TURNER NSAT GROWTH FOCUS FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (88.7%)

                 COMMUNICATIONS EQUIPMENT  (9.8%)
      34,940     Cisco Systems, Inc. *                         $      635,908
       8,940     QUALCOMM, Inc. *                                     522,811
                                                               --------------
                                                                    1,158,719
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (22.2%)
      17,430     Dell Computer Corp. *                                455,795
       7,730     Microsoft Corp. *                                    564,290
      12,000     PeopleSoft, Inc. *                                   590,759
      26,490     Sun Microsystems, Inc. *                             416,423
       9,550     Verisign, Inc. *                                     573,096
                                                               --------------
                                                                    2,600,363
                                                               --------------
                 ELECTRONICS  (10.5%)
      12,660     Celestica, Inc. *                                    651,990
      22,420     Flextronics International Ltd. *                     585,386
                                                               --------------
                                                                    1,237,376
                                                               --------------
                 FINANCIAL SERVICES  (3.5%)
       4,860     Goldman Sachs Group, Inc.                            416,988
                                                               --------------
                 HEALTHCARE  (8.5%)
       8,600     Amgen, Inc. *                                        521,848
      11,940     Pfizer, Inc.                                         478,197
                                                               --------------
                                                                    1,000,045
                                                               --------------
                 INTERNET SERVICES  (3.6%)
       7,960     AOL Time Warner, Inc. *                              421,880
                                                               --------------
                 OIL & GAS  (4.8%)
      11,640     Enron Corp.                                          570,360
                                                               --------------
                 SEMICONDUCTORS  (17.6%)
       9,560     Analog Devices, Inc. *                               413,470
      11,430     Applied Materials, Inc. *                            561,213
      13,090     Micron Technology, Inc. *                            537,999
      17,840     Texas Instruments, Inc.                              561,960
                                                               --------------
                                                                    2,074,642
                                                               --------------
                 TELECOMMUNICATIONS  (8.2%)
       6,630     Clear Channel Communications,
                 Inc. *                                               415,701
      10,630     Viacom, Inc. Class B *                               550,103
                                                               --------------
                                                                      965,804
                                                               --------------
                 TOTAL COMMON STOCKS                               10,446,177
                                                               --------------

--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS
                 (COST $10,390,339) (A) -
                 (88.7%)                                       $   10,446,177
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (11.3%)                              1,324,294
                                                               --------------
                 NET ASSETS - (100.0%)                         $   11,770,471
                                                               ==============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation            $      331,598
         Unrealized depreciation                  (275,760)
                                            --------------
         Net unrealized appreciation        $       55,838
                                            ==============

* Denotes a non-income producing security.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      GARTMORE NSAT MILLENNIUM GROWTH FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (99.8%)

                 AEROSPACE/DEFENSE  (1.8%)
         600     General Dynamics Corp.                        $       46,686
                                                               --------------
                 APPLICATIONS SOFTWARE  (0.9%)
         360     Infosys Technologies Ltd.                             23,400
                                                               --------------
                 AUTO TRUCKS & PARTS  (0.5%)
         400     Lear Corp. *                                          13,960
                                                               --------------
                 BUILDING PRODUCTS - WOOD  (0.6%)
       1,250     Louisiana-Pacific Corp.                               14,663
                                                               --------------
                 BUSINESS SERVICES, N.E.C.  (1.8%)
         700     Jacobs Engineering Group, Inc. *                      45,661
                                                               --------------
                 CHEMICALS - SPECIALTY  (0.4%)
         300     Sigma-Aldrich Corp.                                   11,586
                                                               --------------
                 COMMERCIAL PHYSICAL RESEARCH  (0.5%)
         200     IDEC Pharmaceuticals Corp. *                          13,538
                                                               --------------
                 COMPUTER SOFTWARE & SERVICES  (19.7%)
         800     Adobe Systems, Inc.                                   37,600
         500     Advent Software, Inc. *                               31,750
         900     BMC Software, Inc. *                                  20,286
         500     Brocade Communications Systems,
                 Inc. *                                                21,995
       1,300     Cabletron Systems *                                   29,705
       1,340     Cisco Systems, Inc. *                                 24,388
         640     Electronic Arts, Inc. *                               37,056
       2,100     F5 Networks, Inc. *                                   36,897
         421     Fiserv, Inc. *                                        26,936
       1,000     Foundry Networks, Inc. *                              19,980
         700     Micromuse, Inc. *                                     19,593
         900     Microsoft Corp. *                                     65,699
         260     NVIDIA Corp. *                                        24,115
         600     Peoplesoft, Inc. *                                    29,538
         700     Peregrine Systems, Inc. *                             20,300
         700     Precise Software Solutions Ltd. *                     21,490
         800     Rational Sotware Corp. *                              22,440
         300     VERITAS Software Corp. *                              19,959
                                                               --------------
                                                                      509,727
                                                               --------------
                 CRUDE PETROLEUM AND NATURAL GAS  (0.6%)
       1,065     XTO Energy, Inc.                                      15,283
                                                               --------------
                 DATA PROCESSING SERVICES  (0.9%)
       1,200     eFunds Corp. *                                        22,320
                                                               --------------
                 DENTAL EQUIPMENT AND SUPPLIES  (0.4%)
         300     Becton, Dickinson & Co.                               10,737
                                                               --------------
                 DRUGS  (11.3%)
         920     Abgenix, Inc. *                                       41,400
         200     Advance PCS                                           12,810
         100     Allergan, Inc.                                         8,550
         100     American Home Products Corp.                           5,844
         340     AmeriSource Health Corp. *                            18,802
         450     Cardinal Health, Inc.                                 31,050
         300     Cephalon, Inc. *                                      21,150
         300     CV Therapeutics, Inc. *                               17,100
         600     Forest Laboratories, Inc. *                           42,600
       1,125     IVAX Corp. *                                          43,875
         900     King Pharmaceuticals, Inc. *                          48,375
                                                               --------------
                                                                      291,556
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 ELECTRONICS  (3.3%)
         500     Duke Energy Corp.                             $       19,505
         700     Gentex Corp. *                                        19,509
         160     L-3 Communications
                 Holdings, Inc. *                                      12,208
         900     Sanmina Corp. *                                       21,069
         200     Sony Corp. ADR                                        13,160
                                                               --------------
                                                                       85,451
                                                               --------------
                 FINANCIAL / MISCELLANEOUS  (4.6%)
         300     Capital One Financial Corp.                           18,000
         300     Household International, Inc.                         20,010
         400     Providian Financial Corp.                             23,680
         400     Regions Financial Corp.                               12,800
         700     Synovus Financial Corp.                               21,966
         400     The Bear Stearns Companies, Inc.                      23,588
                                                               --------------
                                                                      120,044
                                                               --------------
                 HOTELS & MOTELS  (2.1%)
         900     Extended Stay America, Inc. *                         13,500
         300     Marriott International, Inc.                          14,202
         700     Starwood Hotels & Resorts
                 Worldwide                                             26,096
                                                               --------------
                                                                       53,798
                                                               --------------
                 INFORMATION RETRIEVAL SERVICES  (1.0%)
         500     AOL Time Warner, Inc. *                               26,500
                                                               --------------
                 INSURANCE  (2.6%)
       2,600     Phoenix Companies, Inc. *                             48,360
       1,000     Willis Group Holdings Ltd. *                          17,750
                                                               --------------
                                                                       66,110
                                                               --------------
                 INTERNET SERVICE PROVIDERS  (2.6%)
         760     eBay, Inc. *                                          52,052
         500     ONI Systems Corp. *                                   13,950
                                                               --------------
                                                                       66,002
                                                               --------------
                 MANUFACTURING  (2.8%)
         900     Dover Corp.                                           33,885
       1,500     Masco Corp.                                           37,440
                                                               --------------
                                                                       71,325
                                                               --------------
                 MEDICAL - BIOMEDICAL / GENETIC  (5.0%)
         600     Genentech, Inc. *                                     33,060
         260     Genzyme Corp. *                                       15,860
         500     Millenium Pharmaceuticals, Inc. *                     17,790
         720     Protein Design Labs, Inc. *                           62,467
                                                               --------------
                                                                      129,177
                                                               --------------
                 MEDICAL INSTRUMENTS  (0.6%)
         300     Biomet, Inc.                                          14,418
                                                               --------------
                 MEDICAL LABORATORIES  (1.2%)
         400     Laboratory Corp. of America
                 Holdings *                                            30,760
                                                               --------------
                 MEDICAL PRODUCTS  (2.1%)
       1,000     American Medical Systems
                 Holdings, Inc. *                                      15,350
         800     Johnson & Johnson                                     40,000
                                                               --------------
                                                                       55,350
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      GARTMORE NSAT MILLENNIUM GROWTH FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 OIL & GAS  (9.7%)
       1,180     Arch Coal, Inc.                               $       30,526
         450     BJ Services Co. *                                     12,771
         800     Encore Acquisition Co. *                               9,200
         500     Enron Corp.                                           24,500
         540     Halliburton Co.                                       19,224
         690     Nabors Industries, Inc. *                             25,668
       1,000     Newpark Resources, Inc. *                             11,100
         590     Noble Affiliates, Inc.                                20,857
         770     Pride International, Inc. *                           14,630
         320     Smith International, Inc. *                           19,168
         340     Spinnaker Exploration Co. *                           13,552
         330     Sunoco, Inc.                                          12,088
       1,700     Torch Offshore, Inc. *                                16,915
         470     Transocean Sedco Forex, Inc.                          19,388
                                                               --------------
                                                                      249,587
                                                               --------------
                 PIPELINES  (2.3%)
         800     Dynergy, Inc.                                         37,200
         400     El Paso Corp.                                         21,016
                                                               --------------
                                                                       58,216
                                                               --------------
                 RETAIL  (2.5%)
       1,200     Big Lots, Inc. *                                      16,416
       2,100     Staples, Inc. *                                       33,579
         400     Williams Sonoma, Inc. *                               15,528
                                                               --------------
                                                                       65,523
                                                               --------------
                 RETAIL / FOOD & DRUG  (2.1%)
         600     Costco Wholesale Corp. *                              24,648
         730     Smithfield Foods, Inc. *                              29,419
                                                               --------------
                                                                       54,067
                                                               --------------
                 SCALES AND BALANCES, EXC.
                 LABORATORY  (0.5%)
         600     Riverstone Networks, Inc. *                           11,934
                                                               --------------
                 SEMICONDUCTORS  (4.5%)
       1,700     Atmel Corp. *                                         22,933
         600     KLA-Tencor Corp. *                                    35,082
         700     Novellus Systems, Inc. *                              39,753
         300     QLogic Corp. *                                        19,335
                                                               --------------
                                                                      117,103
                                                               --------------
                 STEEL  (1.4%)
         370     Nucor Corp.                                           18,089
         960     USX-U.S. Steel Group                                  19,344
                                                               --------------
                                                                       37,433
                                                               --------------
                 STORAGE / WAREHOUSING  (0.6%)
         470     Mobile Mini, Inc. *                                   15,501
                                                               --------------
                 TELECOMMUNICATIONS  (5.2%)
       1,275     Charter Communications, Inc. *                        29,771
         600     Clear Channel Communications,
                 Inc. *                                                37,620
       1,190     Comcast Corp. *                                       51,646
         900     Nextel Communications, Inc.
                 Class A *                                             15,750
                                                               --------------
                                                                      134,787
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 TELECOMMUNICATIONS EQUIPMENT  (2.5%)
         600     Linear Technology Corp.                       $       26,532
         630     QUALCOMM, Inc. *                                      36,842
                                                               --------------
                                                                       63,374
                                                               --------------
                 TOBACCO  (0.6%)
         300     R.J. Reynolds Tobacco                                 16,380
                                                               --------------
                 TRANSPORTATION & SHIPPING  (0.6%)
         750     Knight Transportation, Inc. *                         15,413
                                                               --------------
                 TOTAL COMMON STOCKS                                2,577,370
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (5.3%)

$    136,889     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA)                             136,889
                                                               --------------

                 TOTAL REPURCHASE AGREEMENT                           136,889
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $2,697,545) (A) -
                 (105.1%)                                      $    2,714,259
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-5.1%)                              (131,978)
                                                               --------------
                 NET ASSETS - (100.0%)                         $    2,582,281
                                                               ==============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation            $     197,750
         Unrealized depreciation                  (181,036)
                                            --------------
         Net unrealized appreciation        $       16,714
                                            ==============

* Denotes a non-income producing security.

ADR   American Depositary Receipt
FNMA  Federal National Mortgage Association

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

             GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (97.1%)

                 DENMARK  (0.5%)

                 ENERGY SOURCES  (0.5%)
       1,900     Neg Micon A/S *                               $       86,209
                                                               --------------
                 FRANCE  (1.0%)

                 COMPUTER  (0.3%)
         800     Atos Origin *                                         57,567
                                                               --------------
                 MACHINERY  (0.7%)
       4,300     Alstom                                               119,618
                                                               --------------
                                                                      177,185
                                                               --------------
                 GERMANY  (0.8%)

                 ENTERPISE SOFTWARE  (0.8%)
       3,800     SAP AG                                               133,342
                                                               --------------
                 ISRAEL  (1.3%)

                 COMPUTER SOFTWARE  (1.3%)
       7,400     Precise Software Solutions Ltd. *                    227,180
                                                               --------------
                 JAPAN  (9.4%)

                 AUDIO/VIDEO PRODUCTS  (0.9%)
       2,400     Sony Corp. - ADR                                     157,920
                                                               --------------
                 COMPUTER SOFTWARE  (4.0%)
       9,900     Capcom Co. Ltd.                                      342,925
       7,200     Konami Co. Ltd.                                      328,491
                                                               --------------
                                                                      671,416
                                                               --------------
                 COMPUTERS-INTEGRATED SYSTEMS  (1.1%)
           8     Net One Systems Co. Ltd.                             178,326
                                                               --------------
                 ELECTRIC SERVICES  (0.9%)
      15,000     Hitachi Ltd.                                         147,335
                 ELECTRONIC COMPONENTS / INSTRUMENTS  (0.6%)
       7,200     Anritsu Corp.                                        108,824
                                                               --------------
                 TOYS  (1.9%)
       1,800     Nintendo Co. Ltd.                                    327,625
                                                               --------------
                                                                    1,591,446
                                                               --------------
                 SINGAPORE  (0.3%)

                 MANUFACTURING  (0.3%)
       7,500     Venture Manufacturing Ltd.                            49,809
                                                               --------------
                 UNITED STATES (83.8%)

                 ADVERTISING  (1.3%)
       3,587     TMP Worldwide, Inc. *                                215,220
                                                               --------------
                 CABLE TV / PROGRAMMING  (2.1%)
      15,065     Charter Communications, Inc. *                       351,768
                                                               --------------
                 COMMERCIAL SERVICES  (2.1%)
      24,300     Alliance Data Systems Corp. *                        364,500
                                                               --------------
                 COMPUTER SERVICES AND SOFTWARE (24.9%)
       8,200     Activision, Inc. *                                   321,850
       5,800     Advent Software, Inc. *                              368,300
      11,400     Answerthink Consulting Group *                       113,886
      12,100     Earthlink, Inc. *                                    170,610
       9,110     eBay, Inc. *                                         623,944

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED STATES  (CONTINUED)
                 COMPUTER SERVICES AND SOFTWARE  (CONTINUED)

      20,300     F5 Networks, Inc. *                           $      356,671
      11,600     Micromuse, Inc. *                                    324,684
       7,520     Microsoft Corp. *                                    548,961
      20,700     Pemstar, Inc. *                                      303,876
       7,400     PeopleSoft, Inc. *                                   364,302
       6,000     Peregrine Systems, Inc. *                            174,000
       9,500     Quest Software, Inc. *                               358,625
       2,900     Veritas Software Corp. *                             192,937
                                                               --------------
                                                                    4,222,646
                                                               --------------
                 COMPUTERS-INTEGRATED SYSTEMS  (4.5%)
       7,700     Brocade Communications
                 Systems, Inc. *                                      338,723
       7,100     The BISYS Group, Inc. *                              418,900
                                                               --------------
                                                                      757,623
                                                               --------------
                 DATA PROCESSING & REPRODUCTION  (3.1%)
      17,500     eFunds Corp. *                                       325,500
       3,259     Fiserv, Inc. *                                       208,511
                                                               --------------
                                                                      534,011
                                                               --------------
                 DRUGS/MEDICAL PRODUCTS  (0.5%)
       1,600     CV Therapeutics, Inc. *                               91,200
                                                               --------------
                 ELECTRONIC COMPONENTS / INSTRUMENTS  (0.6%)
       3,300     Alpha Industries, Inc. *                              97,515
                                                               --------------
                 ENTERTAINMENT  (12.0%)
      13,310     Comcast Corp.*                                       577,654
       5,350     Electronic Arts, Inc. *                              309,765
       5,100     Gemstar-TV Guide International, Inc. *               217,260
       2,200     L-3 Communications Holdings, Inc. *                  167,860
      19,900     Midway Games, Inc.*                                  368,150
       6,700     THQ, Inc. *                                          399,521
                                                               --------------
                                                                    2,040,210
                                                               --------------
                 HEALTHCARE  (4.2%)
       2,300     AmeriSource Health Corp. *                           127,190
       1,600     Forest Laboratories, Inc. *                          113,600
       2,200     Genentech, Inc. *                                    121,220
       7,000     IVAX Corp. *                                         273,000
       1,300     Merck & Co., Inc.                                     83,083
                                                               --------------
                                                                      718,093
                                                               --------------
                 INTERNET SERVICES / SOFTWARE  (1.5%)
      13,000     Riverstone Networks, Inc. *                          258,570
                                                               --------------
                 MACHINERY & ENGINEERING  (0.8%)
       4,600     Global Power Equipment Group, Inc. *                 134,780
                                                               --------------
                 MEDICAL EQUIPMENT & SUPPLIES  (1.1%)
       2,400     Laboratory Corp. of America
                 Holdings *                                           184,560
                                                               --------------
                 MULTI-MEDIA  (2.2%)
       7,200     AOL Time Warner, Inc. *                              381,600
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

             GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 UNITED STATES (CONTINUED)

                 NETWORKING  (7.4%)
      17,800     Cabletron Systems, Inc. *                     $      406,730
       7,997     Cisco Systems, Inc. *                                145,545
      24,700     Foundry Networks, Inc. *                             493,506
       7,500     ONI Systems Corp. *                                  209,250
                                                               --------------
                                                                    1,255,031
                                                               --------------
                 SEMICONDUCTORS  (7.1%)
      12,100     Axcelis Technologies, Inc *                          179,080
       5,800     LTX Corp. *                                          148,248
       9,800     Novellus Systems, Inc. *                             556,542
       3,300     NVIDIA Corp. *                                       306,075
                                                               --------------
                                                                    1,189,945
                                                               --------------
                 TELECOMMUNICATIONS EQUIPMENT  (4.4%)
      10,932     QUALCOMM, Inc. *                                     639,303
       3,700     RF Micro Devices, Inc. *                              99,789
                                                               --------------
                                                                      739,092
                                                               --------------
                 TELECOMMUNICATIONS  (1.1%)

       8,000     UTStarcom, Inc. *                                    186,400
                                                               --------------
                 TRAVEL  (0.9%)
       2,900     Sabre Group Holdings, Inc. *                         145,000
                                                               --------------
                 UTILITIES  (0.8%)
       3,600     Calpine Corp. *                                      136,080
                                                               --------------
                 WIRE & CABLE PRODUCTS  (1.2%)
      10,900     General Cable Corp.                                  202,195
                                                               --------------
                                                                   14,206,039
                                                               --------------
                 TOTAL COMMON STOCKS                               16,471,210
                                                               --------------


--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (13.4%)
  $2,278,415     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA)                      $    2,278,415
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                         2,278,415
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $17,718,224) (A) - (110.5%)                 18,749,625
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS - (-10.5%)                           (1,774,240)
                                                               --------------
                 NET ASSETS - (100.0%)                         $   16,975,385
                                                               ==============


--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation             $   1,440,059
         Unrealized depreciation                  (408,658)
                                            --------------
         Net unrealized appreciation         $   1,031,401
                                             =============

* Denotes a non-income producing security.

ADR   American Depositary Receipt
FNMA  Federal National Mortgage Association

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       GARTMORE NSAT EMERGING MARKETS FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (75.5%)

                 ARGENTINA  (0.9%)

                 FINANCIAL SERVICES  (0.9%)
       6,000     Grupo Financiero Galicia
                 SA - ADR                                      $       88,320

                 BRAZIL  (12.6%)

                 BANKING  (2.7%)
      36,500     Banco Bradesco SA - ADR                              189,658
       3,100     Unibanco - GDR                                        78,895
                                                               --------------
                                                                      268,553
                                                               --------------
                 BEVERAGES  (1.1%)
       5,000     Companhia de Bebidas das
                 Americas - ADR                                       115,750
                                                               --------------
                 CELLULAR / WIRELESS TELECOMMUNICATIONS  (4.1%)
       3,800     Brasil Telecom Participacoes
                 SA - ADR                                             159,637
      11,000     Tele Centro Oeste Celular
                 Participacoes SA                                      95,150
      10,000     Tele Norte Leste Participacoes
                 SA - ADR                                             152,600
                                                               --------------
                                                                      407,387
                                                               --------------
                 ELECTRIC UTILITY  (1.0%)
      13,000     Companhia Paranaense de
                 Energia-Copel                                         97,630
                                                               --------------
                 MINING  (0.9%)
       4,000     Cia Vale Do Rio Doce - ADR                            92,800
                                                               --------------
                 OIL & GAS  (1.7%)
       7,350     Petroleo Brasileiro SA - ADR                         171,917
                                                               --------------
                 RETAIL - FOOD PRODUCTS  (0.5%)
       2,200     Companhia Brasileira de Distribuicao
                 Grupo Pao de Acucar - ADR                             51,062
                                                               --------------
                 STEEL  (0.6%)
       8,500     Gerdau SA - ADR                                       64,175
                                                               --------------
                                                                    1,269,274
                                                               --------------
                 CHINA  (1.3%)

                 OIL & GAS  (1.3%)
     650,000     Petrochina Co. Ltd.                                  135,006
                                                               --------------
                 GREECE  (0.3%)

                 CELLULAR / WIRELESS TELECOMMUNICATIONS  (0.3%)
       3,887     STET Hellas Telecommunications
                 SA - ADR *                                            30,319
                                                               --------------
                 HONG KONG  (3.6%)

                 AUTOMOBILE  (0.4%)
     102,000     Denway Motors Ltd. *                                  36,617
                                                               --------------
                 REAL ESTATE  (1.1%)
      10,000     Cheung Kong Holdings Ltd.                            108,980
                                                               --------------
                 TELECOMMUNICATIONS  (2.1%)
       8,400     China Mobile Ltd. - ADR *                            225,036
                                                               --------------
                                                                      370,633
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 HUNGARY  (2.5%)

                 PHARMACEUTICALS  (1.3%)
       2,400     Gedeon Richter Rt. - GDR                      $      132,960
                                                               --------------
                 TELECOMMUNICATIONS  (1.2%)
       8,000     Magyar Tavkozlesi Rt. - ADR                          119,600
                                                               --------------
                                                                      252,560
                                                               --------------
                 INDIA  (5.2%)

                 APPLICATIONS SOFTWARE  (1.1%)
       1,700     Infosys Technologies - ADR                           110,500
                                                               --------------
                 FINANCIAL SERVICES  (1.7%)
      19,000     ICICI Ltd. - ADR                                     174,800
                                                               --------------
                 INTERNET  (0.4%)
      13,000     Satyam Infoway Ltd. - ADR *                           43,940
                                                               --------------
                 PETROCHEMICALS  (2.0%)
      13,000     Reliance Industries Ltd. - GDR *                     202,670
                                                               --------------
                                                                      531,910
                                                               --------------
                 ISRAEL  (1.4%)

                 COMPUTER HARDWARE MANUFACTURING  (1.3%)
      19,500     M-Systems Flash Disk Pioneer
                 Ltd. *                                               138,450
                                                               --------------
                 SEMICONDUCTORS  (0.1%)
       9,000     Tioga Technologies Ltd. *                              6,750
                                                               --------------
                                                                      145,200
                                                               --------------
                 KOREA  (11.9%)

                 AUTOMOBILE  (2.9%)
      26,000     Hyundai Motor Co. Ltd. - GDR                         292,500
                                                               --------------
                 BANKING  (2.8%)
      14,000     Shinhan Bank - GDR *                                 287,000
                                                               --------------
                 ELECTRONICS  (1.9%)
       6,250     Samsung Electronics Co.
                 Ltd. - GDR                                           195,313
                                                               --------------
                 ELECTRONICS AND ELECTRICAL EQUIPMENT  (1.8%)
      50,000     LG Electronics, Inc. - GDR                           185,000
                                                               --------------
                 SEMICONDUCTORS  (0.8%)
       7,800     Hynix Semiconductor - GDR *                           84,045
                                                               --------------
                 TELECOMMUNICATIONS  (1.7%)
      10,000     SK Telecom Co. Ltd. - ADR                            169,000
                                                               --------------
                                                                    1,212,858
                                                               --------------
                 MEXICO  (12.9%)

                 CABLE TV/PROGRAMMING  (0.8%)
      12,500     TV Azteca SA de CV - ADR                              80,125
                                                               --------------
                 CONSTRUCTION  (1.3%)
       8,000     Consorcio ARA SA de CV - ADR *                       132,054
                                                               --------------
                 DIVERSIFIED  (1.4%)
      60,000     Alfa SA                                               83,194
       6,500     Grupo IMSA SA de CV - ADR                             57,850
                                                               --------------
                                                                      141,044
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       GARTMORE NSAT EMERGING MARKETS FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 MEXICO  (CONTINUED)

                 FINANCIAL SERVICES  (1.5%)
      60,000     Grupo Financiero Banamex Accival              $     154,702
                                                               --------------
                 RETAIL  (2.8%)
      10,000     Grupo Elektra SA de
                 CV - ADR                                              95,100
       7,000     Wal-Mart de Mexico SA de
                 CV - ADR                                             189,498
                                                               --------------
                                                                      284,598
                                                               --------------
                 TELECOMMUNICATIONS  (5.1%)
      95,000     Carso Global Telecom - ADR                           459,989
       7,000     Grupo Iusacell SA de CV - ADR *                       48,370
                                                               --------------
                                                                      508,359
                                                               --------------
                                                                    1,300,882
                                                               --------------
                 POLAND  (1.5%)

                 COMPUTER SERVICES / SOFTWARE  (0.6%)
       5,000     Prokom Software - GDR *                               62,250
                                                               --------------
                 PETROLEUM  (0.9%)
      10,000     Polski Koncern Naftowy Orlen
                 SA - GDR *                                            92,000
                                                               --------------
                                                                      154,250
                                                               --------------
                 RUSSIA  (5.3%)

                 MINING  (1.1%)
       6,000     Norilsk Nickel - Perle *                             108,300
                                                               --------------
                 OIL & GAS  (4.2%)
       7,700     OAO Gazprom - ADR                                     85,085
      33,100     Tatneft - ADR                                        350,529
                                                               --------------
                                                                      435,614
                                                               --------------
                                                                      543,914
                                                               --------------
                 SOUTH AFRICA  (5.6%)

                 BANKING & FINANCE  (1.2%)
       2,900     Investec Group Ltd.                                   85,981
       1,900     Nedcor Ltd.                                           37,240
                                                               --------------
                                                                      123,221
                                                               --------------
                 ENGINEERING  (0.7%)
      80,000     Aveng Ltd.                                            75,920
                                                               --------------
                 FINANCIAL SERVICES  (2.0%)
     184,000     FirstRand Ltd.                                       196,528
                                                               --------------
                 MINING  (1.7%)
       6,500     Anglo American PLC *                                  96,438
       1,600     Impala Platinum Holdings Ltd.                         80,068
                                                               --------------
                                                                      176,506
                                                               --------------
                                                                      572,175
                                                               --------------
                 TAIWAN  (6.0%)

                 COMPUTER HARDWARE  (2.7%)
      41,250     Asustek Computer, Inc. - GDR                         178,200
      17,500     Compal Electronics, Inc.                              95,550
                                                               --------------
                                                                      273,750
                                                               --------------
                 COMPUTER HARDWARE MANUFACTURING  (0.9%)
      21,000     Ritek Corp. - GDR *                                   91,875
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 TAIWAN  (CONTINUED)

                 ELECTRONICS  (1.1%)
       9,500     Hon Hai Precision Industry
                 Corp. Ltd. - GDR                              $      115,710
                                                               --------------
                 SEMICONDUCTORS  (1.3%)
       5,500     Advanced Semiconducting
                 Engineering, Inc. - ADR *                             16,775
       7,700     Taiwan Semiconductor
                 Manufacturing Co. Ltd. - ADR *                       116,963
                                                               --------------
                                                                      133,738
                                                               --------------
                                                                      615,073
                                                               --------------
                 THAILAND  (2.2%)

                 FINANCIAL SERVICES  (2.2%)
     505,000     Siam Commercial Bank
                 Public Co. Ltd. *                                    225,853
                                                               --------------
                 TURKEY  (1.0%)

                 BANKING  (1.0%)
  33,000,000     Yapi ve Kredi Bankasi AS *                           102,553
                                                               --------------
                 UNITED KINGDOM  (0.9%)

                 MINING  (0.9%)
       6,244     Anglo American PLC                                    93,524
                                                               --------------
                 UNITED STATES  (0.4%)

                 COMMUNICATIONS EQUIPMENT  (0.4%)
       1,900     DSP Group, Inc. *                                     40,755
                                                               --------------
                 TOTAL COMMON STOCKS                                7,685,059
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                            MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (23.8%)
$  2,424,182     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA)                           2,424,182
                                                               --------------

                 TOTAL REPURCHASE AGREEMENT                         2,424,182
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $11,179,343) (A) -
                 (99.3%)                                           10,109,241
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (0.7%)                                  75,695
                                                               --------------
                 NET ASSETS - (100.0%)                         $   10,184,936
                                                               ==============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation            $      351,706
         Unrealized depreciation                (1,421,808)
                                            --------------
         Net unrealized depreciation        $   (1,070,102)
                                            ==============

* Denotes a non-income producing security.

ADR    American Depositary Receipt
FNMA   Federal National Mortgage Association
GDR    Global Depositary Receipt
Perle  Performance Linked to Equity Security

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                     GARTMORE NSAT INTERNATIONAL GROWTH FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (80.2%)

                 AUSTRALIA  (1.9%)

                 BANKING  (0.3%)
      18,369     Challenger International Ltd.                 $       32,481
                                                               --------------
                 DIVERSIFIED  (0.6%)
       5,858     BHP Billiton Ltd. *                                   31,700
       5,500     BHP Ltd.                                              29,036
                                                               --------------
                                                                       60,736
                                                               --------------
                 FINANCIAL SERVICES  (0.6%)
       8,700     Australian Stock Exchange Ltd.                        63,002
                                                               --------------
                 FOOD & BEVERAGE  (0.4%)
      16,000     Foster's Brewing Group Ltd.                           44,551
                                                               --------------
                                                                      200,770
                                                               --------------
                 BELGIUM  (0.7%)

                 FINANCIAL SERVICES  (0.7%)
       3,060     Fortis Class B                                        73,829
                                                               --------------
                 BRAZIL  (0.9%)

                 MINING  (0.4%)
       1,950     Companhia Vale de Rio Doce - ADR                      45,240
                                                               --------------
                 TELECOMMUNICATIONS  (0.5%)
       5,400     Tele Centro Oeste Celular
                 Participacoes SA                                      46,710
                                                               --------------
                                                                       91,950
                                                               --------------
                 CANADA  (4.1%)

                 BANKING  (1.2%)
       3,940     Royal Bank of Canada                                 126,100
                                                               --------------
                 DIVERSIFIED  (0.6%)
       4,100     Bombardier, Inc.                                      61,599
                                                               --------------
                 INSURANCE  (1.1%)
       4,000     Canada Life Financial Corp.                          115,976
                                                               --------------
                 OIL & GAS  (0.4%)
       1,950     Petro-Canada                                          46,284
                                                               --------------
                 TELECOMMUNICATIONS  (0.6%)
       2,200     BCE, Inc.                                             59,003
                                                               --------------
                 TELECOMMUNICATIONS EQUIPMENT
                 MANUFACTURER  (0.2%)
       1,700     Nortel Networks Corp.                                 15,683
                                                               --------------
                                                                      424,645
                                                               --------------
                 CHINA  (0.4%)

                 OIL & GAS  (0.4%)
       2,120     CNOOC Ltd. - ADR *                                    40,174
                                                               --------------
                 FINLAND  (1.1%)

                 TELECOMMUNICATIONS EQUIPMENT
                 MANUFACTURER  (1.1%)
       4,812     Nokia Oyj                                            109,053
                                                               --------------
                 FRANCE  (9.4%)

                 HEALTH & PERSONAL CARE  (1.6%)
         997     L'Oreal SA                                            64,357
       1,500     Sanofi-Synthelabo SA                                  98,414
                                                               --------------
                                                                      162,771
                                                               --------------
                 LUXURY GOODS  (0.9%)
       2,532     Christian Dior SA                                     91,099
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 FRANCE  (CONTINUED)

                 MANUFACTURING  (0.8%)
         600     Groupe Danone                                 $       82,337
                                                               --------------
                 METALS  (0.9%)
       1,900     Pechiney SA Class A                                   96,509
                                                               --------------
                 OIL & GAS  (2.5%)
       1,909     Total Fina Elf SA                                    267,303
                                                               --------------
                 PHARMACEUTICALS  (0.9%)
       1,143     Aventis SA                                            91,247
                                                               --------------
                 RETAIL  (0.6%)
       1,150     Carrefour SA                                          60,847
                                                               --------------
                 STEEL  (0.5%)
       4,500     Usinor SA                                             47,200
                                                               --------------
                 TELECOMMUNICATIONS  (0.7%)
       8,800     Orange SA *                                           71,518
                                                               --------------
                                                                      970,831
                                                               --------------
                 GERMANY  (5.2%)

                 AUTOMOTIVE  (0.4%)
       1,301     Bayerische Motoren Werke AG                           42,844
                                                               --------------
                 BANKING  (0.9%)
       1,298     Deutsche Bank AG                                      92,743
                                                               --------------
                 COMPUTER SOFTWARE / SERVICES  (0.8%)
         600     SAP AG                                                82,744
                                                               --------------
                 DIVERSIFIED  (0.5%)
         847     Siemens AG                                            51,269
                                                               --------------
                 INSURANCE  (1.4%)
         517     Allianz AG                                           151,741
                                                               --------------
                 TELECOMMUNICATIONS  (1.2%)
       5,400     Deutsche Telekom AG                                  121,875
                                                               --------------
                                                                      543,216
                                                               --------------
                 HONG KONG  (1.1%)

                 COMPUTER SOFTWARE / SERVICES  (0.2%)
      44,000     Legend Holdings Ltd.                                  24,681
                                                               --------------
                 FINANCIAL SERVICES  (0.4%)
      22,000     Hong Kong Exchanges &
                 Clearing Ltd.                                         39,207
                                                               --------------
                 REAL ESTATE  (0.5%)
       5,000     Cheung Kong Holdings Ltd.                             54,489
                                                               --------------
                                                                      118,377
                                                               --------------
                 INDIA  (0.2%)

                 DIVERSIFIED  (0.2%)
       1,500     Reliance Industries Ltd. - GDR *                      23,385
                                                               --------------
                 IRELAND  (0.4%)

                 PHARMACEUTICALS  (0.4%)
         716     Elan Corp. PLC - ADR *                                43,676
                                                               --------------
                 ITALY  (3.4%)

                 AUTOMOTIVE  (0.4%)
       2,000     Fiat SpA                                              39,111
                                                               --------------
                 BANKING  (1.1%)
       8,500     San Paolo - IMI SpA                                  108,946
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                     GARTMORE NSAT INTERNATIONAL GROWTH FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 ITALY  (CONTINUED)

                 INSURANCE  (0.9%)
       3,092     Assicurazioni Generali SpA                    $       92,924
                                                               --------------
                 TELECOMMUNICATIONS  (1.0%)
      12,000     Telecom Italia SpA                                   107,683
                                                               --------------
                                                                      348,664
                                                               --------------
                 JAPAN  (13.4%)

                 AUTOMOTIVE  (1.8%)
       7,000     Nissan Motor Co. Ltd.                                 48,326
       4,000     Toyota Motor Corp.                                   140,800
                                                               --------------
                                                                      189,126
                                                               --------------
                 BANKING  (1.1%)
          20     Mizuho Holdings, Inc.                                 93,012
       4,000     The Bank of Kyoto Ltd.                                19,725
                                                               --------------
                                                                      112,737
                                                               --------------
                 CHEMICALS  (0.3%)
       8,000     Asahi Kasei Corp.                                     33,612
                                                               --------------
                 COMPUTER SOFTWARE / SERVICES  (0.4%)
         800     KONAMI Corp.                                          36,499
                                                               --------------
                 ELECTRONICS  (4.0%)
         500     Kyocera Corp.                                         44,100
       1,000     Matsushita Electric Industrial Co.
                 Ltd.                                                  15,652
         500     Murata Manufacturing Co. Ltd.                         33,236
       2,000     NEC Corp.                                             27,021
       2,000     Olympus Optical Co. Ltd.                              32,041
      10,000     Sanyo Electric Co. Ltd.                               63,184
       4,000     Sharp Corp.                                           54,524
       2,400     Sony Corp.                                           157,800
                                                               --------------
                                                                      427,558
                                                               --------------
                 FINANCIAL SERVICES  (0.8%)
         500     Orix Corp.                                            48,631
       4,000     The Nikko Securities Co. Ltd.                         32,041
                                                               --------------
                                                                       80,672
                                                               --------------
                 GAMES SOFTWARE  (0.4%)
         200     Nintendo Co. Ltd.                                     36,403
                                                               --------------
                 HEALTH & PERSONAL CARE  (0.7%)
       3,000     Kao Corp.                                             74,570
                                                               --------------
                 INDUSTRIAL  (0.3%)
       6,000     NSK Ltd.                                              25,931
                                                               --------------
                 MATERIALS  (0.5%)
      24,000     Mitsubishi Materials Corp.                            51,381
                                                               --------------
                 PHARMACEUTICALS  (1.0%)
       3,000     Chugai Pharmaceutical Co. Ltd.                        45,632
       2,000     Yamanouchi Pharmaceutical
                 Co. Ltd.                                              56,128
                                                               --------------
                                                                      101,760
                                                               --------------
                 RETAIL  (0.2%)
       1,000     Jusco Co. Ltd.                                        22,050
                                                               --------------
                 SERVICES  (0.3%)
         500     Secom Co. Ltd.                                        27,903
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 JAPAN  (CONTINUED)

                 TELECOMMUNICATIONS  (1.6%)
          10     KDDI Corp.                                    $       46,666
           7     NTT DoCoMo, Inc.                                     121,797
                                                               --------------
                                                                      168,463
                                                               --------------
                                                                    1,388,665
                 KOREA  (1.7%)                                 --------------

                 BANKING  (0.4%)
       4,129     H&CB - ADR                                            45,749
                                                               --------------
                 SEMICONDUCTOR MANUFACTURER  (0.4%)
       3,500     Hynix Semiconductor, Inc. - GDR *                     37,713
                                                               --------------
                 TELECOMMUNICATIONS  (0.9%)
       2,200     Korea Telecom Corp. - ADR                             48,356
       2,600     SK Telecom Co. Ltd. - ADR                             43,940
                                                               --------------
                                                                       92,296
                                                               --------------
                                                                      175,758
                                                               --------------

                 MEXICO  (1.3%)

                 RETAIL  (0.6%)
       2,200     Wal-Mart de Mexico SA de
                 CV - ADR                                              59,556
                                                               --------------
                 TELECOMMUNICATIONS  (0.7%)
       3,400     America Movil SA de
                 CV - ADR                                              70,924
                                                               --------------
                                                                      130,480
                                                               --------------
                 NETHERLANDS  (5.8%)

                 BANKING  (1.3%)
       7,138     ABN AMRO Holding NV                                  134,090
                                                               --------------
                 ELECTRONICS  (0.4%)
       1,700     Koninklijke (Royal) Philips
                 Electronics NV                                        45,060
                                                               --------------
                 INSURANCE  (1.3%)
       2,056     ING Groep NV                                         134,370
                                                               --------------
                 LUXURY GOODS  (0.7%)
         926     Gucci Group *                                         76,315
                                                               --------------
                 OIL & GAS  (1.8%)
       3,108     Royal Dutch Petroleum Co.                            178,864
                                                               --------------
                 SEMICONDUCTOR MANUFACTURER  (0.3%)
       1,552     ASM Lithography Holding NV *                          34,805
                                                               --------------
                                                                      603,504
                                                               --------------
                 SINGAPORE  (0.6%)

                 MANUFACTURING  (0.3%)
       5,000     Venture Manufacturing Ltd.                            33,206
                                                               --------------
                 TRANSPORTATION  (0.3%)
      35,000     Neptune Orient Lines Ltd. *                           26,894
                                                               --------------
                                                                       60,100
                                                               --------------
                 SPAIN  (2.9%)

                 BANKING  (1.4%)
      15,785     Banco Santander Central Hispano SA                   142,985
                                                               --------------
                 TELECOMMUNICATIONS  (0.6%)

       5,414     Telefonica SA *                                       66,733
                                                               --------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                     GARTMORE NSAT INTERNATIONAL GROWTH FUND

         SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001 (CONTINUED)
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 SPAIN  (CONTINUED)

                 UTILITIES  (0.9%)
       7,116     Iberdrola SA                                  $       91,266
                                                               --------------
                                                                      300,984
                                                               --------------
                 SWEDEN  (1.0%)

                 BANKING  (1.0%)
      18,001     Nordea AB                                            102,532
                                                               --------------
                 SWITZERLAND  (2.9%)

                 COMPUTER SOFTWARE / SERVICES  (1.0%)
         332     Logitech International SA *                          106,396
                                                               --------------
                 FOOD & BEVERAGE  (0.6%)
         300     Nestle SA                                             63,761
                                                               --------------
                 HEALTH & PERSONAL CARE  (1.3%)
       2,000     Novartis AG                                           72,384
         750     Roche Holding AG                                      54,038
                                                               --------------
                                                                      126,422
                                                               --------------
                                                                      296,579
                                                               --------------
                 TAIWAN  (1.2%)

                 ELECTRONICS  (0.5%)
       6,250     Asustek Computer, Inc.                                27,000
       5,850     Yageo Corp. - GDR *                                   25,594
                                                               --------------
                                                                       52,594
                                                               --------------
                 INSURANCE  (0.4%)
       5,000     Fubon Insurance Co. - GDR *                           41,500
                                                               --------------
                 SEMICONDUCTOR MANUFACTURER  (0.3%)
       2,500     Macronix International
                 Co. Ltd. - ADR *                                      26,850
                                                               --------------
                                                                      120,944
                                                               --------------
                 THAILAND  (0.2%)

                 BANKING  (0.2%)
      29,000     Bangkok Bank Public Co. Ltd. *                        24,338
                                                               --------------
                 UNITED KINGDOM  (20.4%)

                 BANKING  (4.1%)
       8,000     Abbey National PLC                                   138,841
       2,800     Barclays PLC                                          85,769
       3,600     Royal Bank of Scotland Group PLC                      79,389
       9,314     Standard Chartered PLC                               120,121
                                                               --------------
                                                                      424,120
                                                               --------------
                 BUILDING & CONSTRUCTION  (0.7%)
      10,386     AMEC PLC                                              73,619
                                                               --------------
                 ELECTRONICS  (0.5%)
      15,000     ARM Holdings PLC *                                    56,801
                                                               --------------
                 FINANCIAL SERVICES  (0.4%)
       2,500     3i Group PLC                                          37,551
                                                               --------------
                 FOOD & BEVERAGE  (3.0%)
      14,182     Compass Group PLC                                    113,092
       4,000     Diageo PLC                                            43,824
      43,000     Tesco PLC                                            155,725
                                                               --------------
                                                                      312,641
                                                               --------------
                 INSURANCE  (1.6%)
      13,307     Prudential PLC                                       160,763
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)
                 UNITED KINGDOM  (CONTINUED)

                 OIL & GAS  (1.1%)
      13,656     BP Amoco PLC                                  $      112,259
                                                               --------------
                 PHARMACEUTICALS  (3.4%)
       1,800     AstraZeneca PLC                                       83,667
       7,800     GlaxoSmithKline PLC                                  218,632
       2,600     Shire Pharmaceuticals
                 Group PLC *                                           47,500
                                                               --------------
                                                                      349,799
                                                               --------------
                 TELECOMMUNICATIONS  (4.4%)
       6,500     British Sky Broadcasting Group
                 PLC *                                                 62,712
      25,530     British Telecommunications PLC                       160,319
       5,880     COLT Telecom Group PLC *                              40,687
      10,330     Marconi PLC                                           36,829
      73,770     Vodafone Group PLC                                   162,889
                                                               --------------
                                                                      463,436
                                                               --------------
                 UTILITIES  (1.2%)
      17,360     National Grid Group PLC                              127,570
                                                               --------------
                                                                    2,118,559
                                                               --------------
                 TOTAL COMMON STOCKS                                8,311,013
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (14.8%)
$  1,532,042     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FNMA)                           1,532,042
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                         1,532,042
                                                               --------------
                 TOTAL INVESTMENTS
                 (COST $10,436,118) (A) -
                 (95.0%)                                            9,843,055
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (5.0%)                                 514,975
                                                               --------------
                 NET ASSETS - (100.0%)                         $   10,358,030
                                                               ==============

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as

         Unrealized appreciation           $      179,798
         Unrealized depreciation                 (772,861)
                                           --------------
         Net unrealized depreciation       $     (593,063)
                                           ==============

* Denotes a non-income producing security.

ADR    American Depositary Receipt
FNMA   Federal National Mortgage Association
GDR    Global Depositary Receipt

At June 30, 2001 the Fund's open long futures contracts were as follows:

                                                                  UNREALIZED
                                                MARKET VALUE     APPRECIATION
  NUMBER OF         LONG                           COVERED      (DEPRECIATION)
  CONTRACTS      CONTRACTS**       EXPIRATION   BY CONTRACTS      AT 06/30/01
-----------------------------------------------------------------------------
      2      Topix Index Future     09/13/01     $25,920,000      $(390,000)

** Cash pledged as collateral.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                    GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND

               SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2001
                                   (UNAUDITED)


--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (88.9%)

                 BIOTECHNOLOGY  (26.5%)
         956     Abgenix, Inc. *                               $       43,020
       1,880     Amgen, Inc. *                                        114,078
         920     Aviron *                                              52,440
       1,410     Genentech, Inc. *                                     77,691
       1,688     Genzyme Corp. *                                      102,968
         874     Idec Pharmaceuticals Corp. *                          59,161
       2,000     Ilex Oncology, Inc. *                                 59,800
       1,740     Medarex, Inc. *                                       40,890
         830     Medimmune, Inc. *                                     39,176
         310     Myriad Genetics, Inc. *                               19,629
         970     Serono SA - ADR                                       24,202
                                                               --------------
                                                                      633,055
                                                               --------------
                 HOSPITAL/NURSING MANAGEMENT  (8.7%)
       1,190     HCA-The Healthcare Co.                                53,776
       1,880     Health Management Associates, Inc.
                 Class A *                                             39,555
       2,720     United Surgical Partners
                 International, Inc. *                                 65,280
       1,070     Universal Health Services *                           48,685
                                                               --------------
                                                                      207,296
                                                               --------------
                 MEDICAL SPECIALTIES  (7.4%)
       2,500     American Medical Systems
                 Holdings, Inc. *                                      38,375
       1,460     Baxter International, Inc.                            71,540
       1,410     Biomet, Inc.                                          67,765
                                                               --------------
                                                                      177,680
                                                               --------------
                 PHARMACEUTICALS: GENERIC  (8.3%)
       1,610     Alpharma, Inc.                                        43,873
       1,450     Duramed Pharmaceuticals, Inc. *                       25,941
       1,500     IVAX Corp. *                                          58,500
       1,138     Watson Pharmaceuticals, Inc. *                        70,145
                                                               --------------
                                                                      198,459
                                                               --------------
                 PHARMACEUTICALS: MAJOR  (16.3%)
       1,400     Abbott Laboratories                                   67,214
       1,141     American Home Products Corp.                          66,680
       2,460     Johnson & Johnson                                    123,000
       3,274     Pfizer, Inc.                                         131,124
                                                               --------------
                                                                      388,018
                                                               --------------

--------------------------------------------------------------------------------
SHARES           SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  (CONTINUED)

                 PHARMACEUTICALS: OTHER  (17.2%)
         670     Allergan, Inc.                                $       57,285
       3,250     Atherogenics, Inc. *                                  19,500
         800     First Horizon Pharmaceutical
                 Corp. *                                               25,680
         530     Forest Laboratories, Inc. *                           37,630
         480     Inspire Pharmaceuticals, Inc. *                        6,720
       1,030     King Pharmaceuticals, Inc. *                          55,363
         930     Medicis Pharmaceutical Corp.
                 Class A *                                             49,290
         760     Noven Pharmaceuticals, Inc. *                         29,792
         862     Salix Pharmaceuticals Ltd. *                          21,248
       1,450     Sepracor, Inc. *                                      57,710
         890     Shire Pharmaceuticals Group
                 PLC - ADR *                                           49,395
                                                               --------------
                                                                      409,613
                                                               --------------
                 SERVICES TO THE HEALTH INDUSTRY  (4.5%)
       1,000     Express Scripts, Inc., Class A *                      55,030
         672     Laboratory Corp. of America
                 Holdings *                                            51,677
                                                               --------------
                                                                      106,707
                                                               --------------
                 TOTAL COMMON STOCKS                                2,120,828
                                                               --------------

--------------------------------------------------------------------------------
PRINCIPAL        SECURITY DESCRIPTION                           MARKET VALUE
--------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT  (8.6%)
$    204,934     Fifth Third Bank, 3.84%, 07/02/01
                 (Collateralized by FHLMC)                            204,934
                                                               --------------
                 TOTAL REPURCHASE AGREEMENT                           204,934
                                                               --------------

                 TOTAL INVESTMENTS
                 (COST $2,142,146) (A) -
                 (97.5%)                                            2,325,762
                 OTHER ASSETS IN EXCESS OF
                 LIABILITIES - (2.5%)                                  60,738
                                                               --------------
                 NET ASSETS - (100.0%)                         $    2,386,500
                                                               ==============

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation          $     214,402
         Unrealized depreciation                (30,786)
                                          -------------
         Net unrealized appreciation      $     183,616
                                          =============

* Denotes a non-income producing security.

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2001
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NATIONWIDE
                                                       TOTAL          CAPITAL        GOVERNMENT        MONEY           SMALL
                                                       RETURN      APPRECIATION         BOND           MARKET         COMPANY
                                                        FUND           FUND             FUND            FUND           FUND
                                                  ---------------   -------------   ---------------   --------------  -------------
ASSETS:
Investments, at value (cost $1,811,344,488;
   $453,783,984; $994,002,567; $2,311,209,611
   and  $660,575,616; respectively)               $ 1,823,396,952   $ 434,171,914   $ 1,005,226,699   $2,311,209,611  $ 767,261,351
Repurchase agreements, at cost                                 --              --        35,559,729               --     34,539,511
                                                  ---------------   -------------   ---------------   --------------  -------------
   Total Investments                                1,823,396,952     434,171,914     1,040,786,428    2,311,209,611    801,800,862
                                                  ---------------   -------------   ---------------   --------------  -------------
Cash                                                          581             713                --              210            898
Foreign currencies, at value (cost $0; $0; $0;
   $0 and $113,504; respectively)                              --              --                --               --        113,466
Interest and dividends receivable                       1,158,918          96,198        11,446,512            1,711        510,910
Receivable for investments sold                        22,890,559       8,860,019                --               --      8,025,361
Receivable from adviser                                    25,108           7,033            40,476           86,573             --
Withholding tax reclaim receivable                             --              --                --               --        164,042
Prepaid expenses and other assets                          39,787           9,604            22,417           58,972         23,041
                                                  ---------------   -------------   ---------------   --------------  -------------
   Total Assets                                     1,847,511,905     443,145,481     1,052,295,833    2,311,357,077    810,638,580
                                                  ---------------   -------------   ---------------   --------------  -------------
LIABILITIES:
Distributions payable                                          --              --                --        7,081,903             --
Payable for investments purchased                      15,887,480       8,161,569        16,632,813               --      5,964,395
Unrealized depreciation of forward foreign
   currency contracts                                          --              --                --               --          1,266
Accrued expenses and other payables:
  Investment advisory fees                                898,088         219,208           422,520          769,111        602,257
  Fund administration fees                                 69,267          18,268            42,071           88,198         36,489
  Transfer agent fees                                      15,160           3,617             8,444           20,130          6,409
  Administrative servicing fees                           101,093          21,887            56,868          137,455        171,027
  Other                                                    89,554          36,826            36,842           93,749         68,702
                                                  ---------------   -------------   ---------------   --------------  -------------
   Total Liabilities                                   17,060,642       8,461,375        17,199,558        8,190,546      6,850,545
                                                  ---------------   -------------   ---------------   --------------  -------------
NET ASSETS                                        $ 1,830,451,263   $ 434,684,106   $ 1,035,096,275   $2,303,166,531  $ 803,788,035
                                                  ===============   =============   ===============   ==============  =============
REPRESENTED BY:
Capital                                           $ 1,925,340,875   $ 682,618,045   $ 1,028,254,126   $2,303,133,855  $ 714,869,055
Accumulated net investment income (loss)                  (89,540)       (602,750)          467,232            7,348        149,317
Accumulated net realized gains (losses) from
   investments and foreign currency transactions     (106,852,536)   (227,719,119)       (4,849,215)          25,328    (17,905,078)
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies       12,052,464     (19,612,070)       11,224,132               --    106,674,741
                                                  ---------------   -------------   ---------------   --------------  -------------
NET ASSETS                                        $ 1,830,451,263   $ 434,684,106   $ 1,035,096,275   $2,303,166,531  $ 803,788,035
                                                  ===============   =============   ===============   ==============  =============
NET ASSETS:
Class I Shares                                    $ 1,830,451,263   $ 434,684,106   $ 1,035,096,275   $2,303,166,531  $ 803,788,035
                                                  ===============   =============   ===============   ==============  =============
SHARES OUTSTANDING (unlimited number
    of shares authorized):
Class I Shares                                        171,354,570      37,642,245        90,544,200    2,303,137,504     40,783,235
                                                  ===============   =============   ===============   ==============  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE: *
Class I Shares                                    $         10.68   $       11.55   $         11.43   $         1.00  $       19.71
                                                  ===============   =============   ===============   ==============  =============


----------
* Not subject to a front-end sales charge.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                   (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                             NATIONWIDE    STRONG NSAT     NATIONWIDE       FEDERATED    FEDERATED NSAT
                                               INCOME        MID CAP       STRATEGIC       NSAT EQUITY    HIGH INCOME
                                                FUND        GROWTH FUND    VALUE FUND      INCOME FUND     BOND FUND
                                              --------      ----------      --------        ---------      --------
ASSETS:
Investments, at value (cost $15,438,728;
   $210,489,403; $21,275,529; $66,117,910
   and $101,552,228; respectively)          $ 15,677,296   $ 214,011,909   $ 21,781,812   $ 65,920,762   $  86,704,538
Repurchase agreements, at cost                        --       3,682,772      3,712,128             --      10,708,579
                                            ------------   -------------   ------------   ------------   -------------
   Total Investments                          15,677,296     217,694,681     25,493,940     65,920,762      97,413,117
                                            ------------   -------------   ------------   ------------   -------------
Cash                                               3,281              --             --        414,457              --
Interest and dividends receivable                260,885          53,804         13,330         71,197       1,801,778
Receivable for investments sold                       --       2,177,730        413,977      2,309,741         292,250
Receivable from adviser                               --          27,678          5,401          3,055              --
Deferred organizational costs                        588           1,081          1,081          1,218             982
Prepaid expenses and other assets                    399           4,081            544          1,188           2,328
                                            ------------   -------------   ------------   ------------   -------------
   Total Assets                               15,942,449     219,959,055     25,928,273     68,721,618      99,510,455
                                            ------------   -------------   ------------   ------------   -------------

LIABILITIES:
Payable to custodian for line of credit          696,574              --             --        313,788              --
Payable to adviser                                   556              --             --             --           3,000
Payable for investments purchased                     --       3,558,619        232,670      1,044,720       1,602,992
Accrued expenses and other payables:
  Investment advisory fees                         6,003         164,184         19,209         38,738          52,701
  Fund administration fees                           934          12,770          1,494          3,599           5,657
  Transfer agent fees                                134           1,841            214            516             808
  Administrative servicing fees                      563          13,299          1,569          3,864           5,640
  Other                                            6,874          14,173          6,603          9,689          17,511
                                            ------------   -------------   ------------   ------------   -------------
   Total Liabilities                             711,638       3,764,886        261,759      1,414,914       1,688,309
                                            ------------   -------------   ------------   ------------   -------------
NET ASSETS                                  $ 15,230,811   $ 216,194,169   $ 25,666,514   $ 67,306,704   $  97,822,146
                                            ============   =============   ============   ============   =============
REPRESENTED BY:
Capital                                     $ 15,113,171   $ 292,434,929   $ 25,609,737   $ 75,433,790   $ 118,749,457
Accumulated net investment income (loss)           6,591        (493,244)          (936)        (4,092)         79,086
Accumulated net realized gains (losses)
   on investments                               (127,519)    (79,270,022)      (448,570)    (7,925,846)     (6,158,707)
Net unrealized appreciation (depreciation)
   on investments                                238,568       3,522,506        506,283       (197,148)    (14,847,690)
                                            ------------   -------------   ------------   ------------   -------------
NET ASSETS                                  $ 15,230,811   $ 216,194,169   $ 25,666,514   $ 67,306,704   $  97,822,146
                                            ============   =============   ============   ============   =============

NET ASSETS:
Class I Shares                              $ 15,230,811   $ 216,194,169   $ 25,666,514   $ 67,306,704   $  97,822,146
                                            ============   =============   ============   ============   =============

SHARES OUTSTANDING (unlimited number
   of shares authorized):
Class I Shares                                 1,507,695      15,078,187      2,577,419      6,190,692      12,758,539
                                            ============   =============   ============   ============   =============
NET ASSET VALUE AND
   OFFERING PRICE PER SHARE:*
Class I Shares                              $      10.10   $       14.34   $       9.96   $      10.87   $        7.67
                                            ============   =============   ============   ============   =============

----------
* Not subject to a front-end sales charge.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2001
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                             J.P. MORGAN      MAS NSAT                                                  DREYFUS
                                                 NSAT       MULTI SECTOR   NATIONWIDE    NATIONWIDE     NATIONWIDE       NSAT
                                               BALANCED        BOND        SMALL CAP      SMALL CAP      GLOBAL 50      MID CAP
                                                 FUND          FUND        VALUE FUND    GROWTH FUND       FUND         INDEX FUND
                                            -------------  -------------  -------------  -------------  ------------  -------------
ASSETS:
Investments, at value (cost $136,267,251;
   $165,255,585; $521,239,434; $94,590,328;
   $78,895,615 and $203,948,756;
   respectively)                          $ 132,664,969 $ 160,431,140   $ 520,229,926   $  99,617,072   $ 74,287,006  $ 206,315,220
Repurchase agreements, at cost               11,875,849    20,428,834      36,063,316      24,622,213      3,912,453     14,278,128
                                          ------------- -------------   -------------   -------------   ------------  -------------
   Total Investments                        144,540,818   180,859,974     556,293,242     124,239,285     78,199,459    220,593,348
                                          ------------- -------------   -------------   -------------   ------------  -------------

Cash                                                 --            --              --              --             --        379,170
Foreign currencies, at value (cost $0; $0;
   $0; $0; $130,371 and $0; respectively)            --            --              --              --        128,885             --
Interest and dividends receivable               566,532     1,306,434         397,554          11,869         98,646        119,884
Receivable for investments sold               5,292,900     2,726,282       5,411,605       1,213,686             --             --
Unrealized appreciation on forward
   foreign currency contracts                        --        96,747              --              --        329,931             --
Receivable from adviser                          10,992        13,202          55,847          10,003          3,556         14,088
Receivable for variation margin on
   futures contracts                                 --            --              --              --         10,277        168,250
Withholding tax reclaim receivable                   --        37,074              --              --         63,397             --
Deferred organizational costs                       962           982           1,050              --          1,080            982
Prepaid expenses and other assets                 2,692         3,326          31,980           1,111          1,610          3,700
                                          ------------- -------------   -------------   -------------   ------------  -------------
   Total Assets                             150,414,896   185,044,021     562,191,278     125,475,954     78,836,841    221,279,422
                                          ------------- -------------   -------------   -------------   ------------  -------------
LIABILITIES:
Payable to custodian                                 38            --              --              --             --             --
Payable for investments purchased            14,713,346    27,318,925       7,418,492       1,392,643         87,821             --
Unrealized depreciation on forward
   foreign currency contracts                        --        28,206              --              --        277,357             --
Payable for variation margin
   on futures contracts                              --            --              --              --          6,054             --
Accrued expenses and other payables:
  Investment advisory fees                       80,398        97,340         398,891         103,469         61,319         86,202
  Fund administration fees                        7,766         9,085          29,120           6,164          4,455         12,068
  Transfer agent fees                             1,112         1,298           4,442             946            640          1,730
  Administrative servicing fees                   7,832         9,145          48,146           6,960          3,851         12,882
  Other                                          23,131        23,462          12,929          17,670         13,249         61,947
                                          ------------- -------------   -------------   -------------   ------------  -------------
    Total Liabilities                        14,833,623    27,487,461       7,912,020       1,527,852        454,746        174,829
                                          ------------- -------------   -------------   -------------   ------------  -------------

NET ASSETS                                $ 135,581,273 $ 157,556,560   $ 554,279,258   $ 123,948,102   $ 78,382,095  $ 221,104,593
                                          ============= =============   =============   =============   ============  =============
REPRESENTED BY:
Capital                                   $ 144,617,484 $ 165,023,019   $ 497,646,007   $ 144,723,101   $ 95,515,537  $ 220,232,024
Accumulated net investment income (loss)         17,432        47,363         (37,927)       (249,737)      (368,927)        (5,394)
Accumulated net realized gains (losses)
   from investments, futures, and foreign
   currency transactions                     (5,451,361)   (2,726,468)     57,680,686     (25,552,006)   (12,209,915)    (1,693,626)
Net unrealized appreciation (depreciation)
   on investments, futures, and
   translation of assets and liabilities
   denominated in foreign currencies         (3,602,282)   (4,787,354)     (1,009,508)      5,026,744     (4,554,600)     2,571,589
                                          ------------- -------------   -------------   -------------   ------------  -------------
NET ASSETS                                $ 135,581,273 $ 157,556,560   $ 554,279,258   $ 123,948,102   $ 78,382,095  $ 221,104,593
                                          ============= =============   =============   =============   ============  =============
NET ASSETS:
Class I Shares                            $ 135,581,273 $ 157,556,560   $ 554,279,258   $ 123,948,102   $ 78,382,095  $ 221,104,593
                                          ============= =============   =============   =============   ============  =============
SHARES OUTSTANDING (unlimited number
   of shares authorized):

Class I Shares                               13,958,366    17,351,540      48,639,035       8,036,941      7,937,782     16,256,957
                                          ============= =============   =============   =============   ============  =============
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE:*
Class I Shares                            $        9.71 $        9.08   $       11.40   $       15.42   $       9.87  $       13.60
                                          ============= =============   =============   =============   ============  =============


----------
* Not subject to a front-end sales charge.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2001
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           GARTMORE                                    GARTMORE
                                                TURNER       GARTMORE        NSAT         GARTMORE      GARTMORE         NSAT
                                                 NSAT          NSAT         GLOBAL          NSAT          NSAT           GLOBAL
                                                GROWTH      MILLENNIUM   TECHNOLOGY AND   EMERGING    INTERNATIONAL      HEALTH
                                                 FOCUS        GROWTH     COMMUNICATIONS    MARKETS        GROWTH        SCIENCES
                                                 FUND          FUND           FUND          FUND           FUND           FUND
                                              -----------    ----------    -----------    -----------    -----------    ----------
ASSETS:
Investments, at value (cost $10,390,339;
   $2,560,656; $15,439,809; $8,755,161;
   $8,904,076 and $1,937,212; respectively)   $10,446,177    $2,577,370    $16,471,210     $7,685,059     $8,311,013    $2,120,828
Repurchase agreements, at cost                         --       136,889      2,278,415      2,424,182      1,532,042       204,934

                                              -----------    ----------    -----------    -----------    -----------    ----------
   Total Investments                           10,446,177     2,714,259     18,749,625     10,109,241      9,843,055     2,325,762
                                              -----------    ----------    -----------    -----------    -----------    ----------
Cash                                                   --            --             --             --        798,001            --
Interest and dividends receivable                      --           964          1,256         28,316          7,494           131
Receivable for investments sold                 1,511,380       101,761        377,001        191,796          7,459       248,852
Receivable from adviser                             4,590         8,945          9,186          5,411         12,768         6,584
Receivable for variation margin
  on futures contracts                                 --            --             --             --          2,887            --
Withholding tax reclaim receivable                     --            --             --             --          5,783            --
Prepaid expenses and other assets                     395           806          1,005            965          1,851           358
                                              -----------    ----------    -----------    -----------    -----------    ----------
   Total Assets                                11,962,542     2,826,735     19,138,073     10,335,729     10,679,298     2,581,687
                                              -----------    ----------    -----------    -----------    -----------    ----------
LIABILITIES:
Payable to custodian for line of credit           164,622            --             --             --             --            --
Payable to custodian                                   --            --             --          2,875             --            --
Payable for foreign currency, at value
   (cost $0; $0; $34; $0; $70,159 and
   $1,102; respectively)                               --            --          2,934             --         69,305         1,129
Payable for investments purchased                      --       220,357      2,127,901        119,230        213,107       161,209
Unrealized depreciation on forward foreign
   currency contracts                                  --            --             --             --              9            --
Accrued expenses and other payables:
  Investment advisory fees                          8,144         2,203         13,596          8,154          7,435         1,949
  Fund administration fees                          6,164         6,164          6,164          6,164          6,164         6,164
  Transfer agent fees                                  91            19            137             69             69            20
  Administrative servicing fees                     1,076            --            280            773             --            --
  Other                                            11,974        15,711         11,676         13,528         25,179        24,716
                                              -----------    ----------    -----------    -----------    -----------    ----------
   Total Liabilities                              192,071       244,454      2,162,688        150,793        321,268       195,187
                                              -----------    ----------    -----------    -----------    -----------    ----------

NET ASSETS                                    $11,770,471    $2,582,281    $16,975,385    $10,184,936    $10,358,030    $2,386,500
                                              ===========    ==========    ===========    ===========    ===========    ==========
REPRESENTED BY:
Capital                                       $18,168,012    $4,973,772    $25,488,352    $12,323,280    $13,476,230    $2,503,872
Accumulated net investment income (loss)          (35,273)      (10,120)       (49,361)        (6,719)        (5,156)       (2,554)
Accumulated net realized gains (losses)
   from investments, futures, and foreign
   currency transactions                       (6,418,106)   (2,398,085)    (9,495,041)    (1,061,494)    (2,521,748)     (298,407)
Net unrealized appreciation (depreciation)
   on investments, futures, and translation
   of assets and liabilities denominated in
   foreign currencies                              55,838        16,714      1,031,435     (1,070,131)      (591,296)      183,589
                                              -----------    ----------    -----------    -----------    -----------    ----------
NET ASSETS                                    $11,770,471    $2,582,281    $16,975,385    $10,184,936    $10,358,030    $2,386,500
                                              ===========    ==========    ===========    ===========    ===========    ==========
NET ASSETS:
Class I Shares                                $11,770,471    $2,582,281    $16,975,385    $10,184,936    $10,358,030    $2,386,500
                                              ===========    ==========    ===========    ===========    ===========    ==========
SHARES OUTSTANDING (unlimited number
  of shares authorized):
Class I Shares                                  2,703,766       500,000      3,260,483      1,336,975      1,496,695       250,499
                                              ===========    ==========    ===========    ===========    ===========    ==========
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE:*
Class I Shares                                      $4.35         $5.16          $5.21          $7.62          $6.92         $9.53
                                              ===========    ==========    ===========    ===========    ===========    ==========

----------
* Not subject to a front-end sales charge.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                               NATIONWIDE
                                                     TOTAL         CAPITAL      GOVERNMENT        MONEY          SMALL
                                                    RETURN      APPRECIATION       BOND           MARKET         COMPANY
                                                     FUND           FUND           FUND           FUND           FUND
                                                -------------   -------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest income                                  $1,559,507        $266,660    $29,182,504    $59,482,869     $1,426,930
  Dividend income (net of withholding
   tax of $14,257; $759; $0; $0 and
   $214,384; respectively)                         12,408,312       1,070,026             --      1,025,183      4,175,437
                                                -------------   -------------   ------------   ------------   ------------

         Total Income                              13,967,819       1,336,686     29,182,504     60,508,052      5,602,367
                                                -------------   -------------   ------------   ------------   ------------
EXPENSES:
  Investment advisory fees                          5,449,693       1,453,432      2,391,790      4,561,709      3,519,022
  Fund administration  fees                           420,101         121,122        238,781        523,477        227,984
  Administrative servicing fees Class I Shares      1,265,189         326,211        649,350      1,627,159        633,962
  Accounting fees                                       2,920           1,511          4,053          7,419         17,008
  Transfer agent fees                                  92,635          24,226         47,868        118,482         37,641
  Trustees' fees                                       25,506           7,094         12,087         27,724         18,228
  Professional fees                                    70,326          21,104         33,169         79,669         63,201
  Custodian fees                                       35,020          16,117         11,306         40,235         79,119
  Insurance fees                                       11,434           3,574          5,183         13,162          3,750
  Registration and filing fees                             --              --             --             --          1,156
  Printing fees                                       120,573          49,643         42,484        109,422          9,357
  Other                                                10,750           3,957          3,589          9,679          1,527
                                                -------------   -------------   ------------   ------------   ------------
   Total expenses before waived or
      reimbursed expenses                           7,504,147       2,027,991      3,439,660      7,118,137      4,611,955
Expenses waived or reimbursed                        (279,400)        (88,555)      (284,805)      (603,659)            --
                                                -------------   -------------   ------------   ------------   ------------
   Total Expenses                                   7,224,747       1,939,436      3,154,855      6,514,478      4,611,955
                                                -------------   -------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                        6,743,072        (602,750)    26,027,649     53,993,574        990,412
                                                -------------   -------------   ------------   ------------   ------------
REALIZED /UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on
   investment and foreign currency
   transactions                                  (135,113,532)   (165,774,825)     6,902,198         33,793      2,379,243
Net change in unrealized appreciation/
   depreciation on investments
   and translation of assets and
   liabilities denominated in
   foreign currencies                             (30,203,750)     39,535,744    (12,647,708)            --    (14,258,213)
                                                -------------   -------------   ------------   ------------   ------------
Net realized/unrealized gains
   (losses) on investments and
   foreign currencies                            (165,317,282)   (126,239,081)    (5,745,510)        33,793    (11,878,970)
                                                -------------   -------------   ------------   ------------   ------------
CHANGE IN NET ASSETS  FROM
   OPERATIONS                                   $(158,574,210)  $(126,841,831)   $20,282,139    $54,027,367   $(10,888,558)
                                                =============   =============    ===========    ===========   ============

----------
See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                              NATIONWIDE     STRONG NSAT     NATIONWIDE     FEDERATED     FEDERATED NSAT
                                                INCOME        MID CAP        STRATEGIC     NSAT EQUITY     HIGH INCOME
                                                 FUND        GROWTH FUND     VALUE FUND     INCOME FUND      BOND FUND
                                               --------      ----------       --------       ---------       --------
ASSETS:
INVESTMENT INCOME:
  Interest income                               $ 426,272   $    323,826     $    54,374     $   143,139     $ 5,065,346
  Dividend income                                      --        261,635         154,949         474,337         122,004
                                                ---------   ------------     -----------     -----------     -----------
   Total Income                                   426,272        585,461         209,323         617,476       5,187,350
                                                ---------   ------------     -----------     -----------     -----------

EXPENSES:
  Investment advisory fees                         33,825        969,162         115,974         221,604         357,444
  Fund administration fees                          5,262         75,274           9,020          19,600          32,322
  Administrative servicing fees Class I Shares      3,910        146,955          16,758          37,416          59,619
  Accounting fees                                   3,118          2,221           1,275           2,513          14,079
  Transfer agent fees                                 752         10,770           1,289           2,800           4,618
  Trustees' fees                                      218          3,058             521             734           1,176
  Professional fees                                 3,954         11,614           6,172           5,088           5,451
  Custodian fees                                    2,079         20,946             836           6,605           2,724
  Insurance fees                                      108          1,143             188             306             498
  Organization costs                                  330            325             325             327             327
  Printing fees                                       899         16,607           2,034           3,870           4,517
  Other                                                --            850               1             319           1,498
                                                ---------   ------------     -----------     -----------     -----------
   Total expenses before waived or
     reimbursed expenses                           54,455      1,258,925         154,393         301,182         484,273
Expenses waived or reimbursed                          --       (180,220)        (25,532)        (35,210)        (46,470)
                                                ---------   ------------     -----------     -----------     -----------
   Total Expenses                                  54,455      1,078,705         128,861         265,972         437,803
                                                ---------   ------------     -----------     -----------     -----------
NET INVESTMENT INCOME (LOSS)                      371,817       (493,244)         80,462         351,504       4,749,547
                                                ---------   ------------     -----------     -----------     -----------

REALIZED /UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment
   transactions                                    36,029    (34,415,679)        836,575      (3,788,435)     (4,382,148)
Net change in unrealized appreciation/
   depreciation on investments                    (14,895)       950,385      (1,085,857)     (1,813,418)        560,300
                                                ---------   ------------     -----------     -----------     -----------
Net realized/unrealized gains (losses)
   on investments                                  21,134    (33,465,294)       (249,282)     (5,601,853)     (3,821,848)
                                                ---------   ------------     -----------     -----------     -----------
CHANGE IN NET ASSETS FROM
   OPERATIONS                                   $ 392,951   $(33,958,538)    $  (168,820)    $(5,250,349)    $   927,699
                                                =========   ============     ===========     ===========     ===========

----------
See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                               J.P. MORGAN     MAS NSAT                                                  DREYFUS
                                                  NSAT       MULTI SECTOR  NATIONWIDE     NATIONWIDE     NATIONWIDE       NSAT
                                                BALANCED        BOND        SMALL CAP      SMALL CAP     GLOBAL 50       MID CAP
                                                  FUND          FUND       VALUE FUND     GROWTH FUND       FUND        INDEX FUND
                                               -----------   -----------   ------------   ------------   ------------   -----------
INVESTMENT INCOME:
  Interest income                              $ 1,609,873   $ 5,230,402   $    467,913   $    352,427   $    115,763   $   209,204
  Dividend income (net of withholding
   tax of $92; $0; $9,981; $0; $78,063
   and $50,256; respectively)                      442,216        12,511      1,781,113         35,861        771,365       855,814
                                               -----------   -----------   ------------   ------------   ------------   -----------
   Total Income                                  2,052,089     5,242,913      2,249,026        388,288        887,128     1,065,018
                                               -----------   -----------   ------------   ------------   ------------   -----------
EXPENSES:
  Investment advisory fees                         458,440       537,268      1,959,724        539,860        375,316       430,791
  Fund administration  fees                         43,050        50,145        141,972         37,219         26,434        60,311
  Administrative servicing fees Class I Shares      83,689        97,527        309,964         63,553         46,838       113,704
  Accounting fees                                    9,265        12,406          3,302         12,876          3,308         7,281
  Transfer agent fees                                6,151         7,164         21,789          4,908          3,777         8,617
  Trustees' fees                                     1,554         1,816          5,342          1,256            990         2,080
  Professional fees                                  7,112         7,191         19,732          8,897          4,548         8,659
  Custodian fees                                    20,900        21,561         71,369         34,484         38,293        66,419
  Insurance fees                                       671           713          2,018            486            456           785
  Organization costs                                   348           327            259             --            325           327
  Printing fees                                      6,981         7,542          8,356          7,131          4,406         6,343
  Other                                                828           869          1,082            880            594         2,775
                                               -----------   -----------   ------------   ------------   ------------   -----------
   Total expenses before waived or
     reimbursed expenses                           638,989       744,529      2,544,909        711,550        505,285       708,092
Expenses waived or reimbursed                      (85,851)      (99,806)      (257,956)       (73,525)       (52,277)     (148,062)
                                               -----------   -----------   ------------   ------------   ------------   -----------
   Total Expenses                                  553,138       644,723      2,286,953        638,025        453,008       560,030
                                               -----------   -----------   ------------   ------------   ------------   -----------
NET INVESTMENT INCOME (LOSS)                     1,498,951     4,598,190        (37,927)      (249,737)       434,120       504,988
                                               -----------   -----------   ------------   ------------   ------------   -----------
REALIZED /UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
Net realized gains (losses) on investments,
   futures, and foreign currency transactions   (2,455,199)      949,644     47,337,078    (16,875,007)    (9,364,699)   (1,420,233)
Net change in unrealized appreciation/
   depreciation on investments, futures,
   and translation of assets and
   liabilities denominated in foreign
   currencies                                   (1,026,096)   (4,910,990)    43,722,797     12,531,948     (2,453,292)    1,507,233
                                               -----------   -----------   ------------   ------------   ------------   -----------
Net realized/unrealized gains (losses) on
   investments, futures, and foreign
   currencies                                   (3,481,295)   (3,961,346)    91,059,875     (4,343,059)   (11,817,991)       87,000
                                               -----------   -----------   ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS  FROM
   OPERATIONS                                  $(1,982,344)  $   636,844   $ 91,021,948   $ (4,592,796)  $(11,383,871)  $   591,988
                                               ===========   ===========   ============   ============   ============   ===========

----------
See notes to financial statements.

                        NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                             GARTMORE                               GARTMORE
                                                   TURNER       GARTMORE       NSAT        GARTMORE     GARTMORE      NSAT
                                                    NSAT          NSAT        GLOBAL         NSAT          NSAT       GLOBAL
                                                   GROWTH      MILLENNIUM  TECHNOLOGY AND   EMERGING   INTERNATIONAL  HEALTH
                                                   FOCUS        GROWTH     COMMUNICATIONS    MARKETS      GROWTH     SCIENCES
                                                    FUND          FUND         FUND          FUND         FUND        FUND
                                                -----------   -----------   -----------   ---------   -----------   ---------
INVESTMENT INCOME:
  Interest income                               $    15,096   $     4,079   $    36,058   $  15,302   $    10,064   $   6,082
  Dividend income (net of withholding
   tax of $79; $4; $402; $2,806; $8,942
   and $0; respectively)                              9,343         4,864         1,228     103,349        81,163       7,696
                                                -----------   -----------   -----------   ---------   -----------   ---------
     Total Income                                    24,439         8,943        37,286     118,651        91,227      13,778
                                                -----------   -----------   -----------   ---------   -----------   ---------
EXPENSES:
  Investment advisory fees                           39,953        14,029        63,533      47,934        45,820       7,587
  Fund administration fees                           37,192        37,192        37,192      37,192        37,192      37,192
  Administrative servicing fees Class I Shares        5,398            --         6,406       3,475           510          --
  Accounting fees                                       424         1,188         1,752       1,764         7,671       3,187
  Transfer agent fees                                   444           136           648         417           458         109
  Trustees' fees                                        115            41           153         111            22          34
  Professional fees                                   3,033         3,686         2,949       4,179         1,752       4,008
  Custodian fees                                     11,273         8,179        13,932      11,098        40,673      13,402
  Insurance fees                                        139           136           143         139           141         136
  Printing fees                                       1,205         4,339         5,476       2,859         5,532       5,470
  Other                                                 165           202           324         202           440         125
                                                -----------   -----------   -----------   ---------   -----------   ---------
     Total expenses before waived or
        reimbursed expenses                          99,341        69,128       132,508     109,370       140,211      71,250
Expenses waived or reimbursed                       (39,629)      (50,065)      (45,009)    (36,438)      (67,032)    (58,992)
                                                -----------   -----------   -----------   ---------   -----------   ---------
     Total Expenses                                  59,712        19,063        87,499      72,932        73,179      12,258
                                                -----------   -----------   -----------   ---------   -----------   ---------
NET INVESTMENT INCOME (LOSS)                        (35,273)      (10,120)      (50,213)     45,719        18,048       1,520
                                                -----------   -----------   -----------   ---------   -----------   ---------

REALIZED /UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments,
   futures, and foreign currency transactions    (4,627,067)   (1,162,727)   (5,330,928)   (642,817)   (1,367,211)   (298,407)
Net change in unrealized appreciation/
   depreciation on investments, futures,
   and translation of assets and liabilities
   denominated in foreign currencies                598,298        72,656     1,964,876     (19,499)     (309,401)    225,669
                                                -----------   -----------   -----------   ---------   -----------   ---------
Net realized/unrealized gains (losses)
   on investments, futures, and foreign
   currencies                                    (4,028,769)   (1,090,071)   (3,366,052)   (662,316)   (1,676,612)    (72,738)
                                                -----------   -----------   -----------   ---------   -----------   ---------
CHANGE IN NET ASSETS FROM
   OPERATIONS                                   $(4,064,042)  $(1,100,191)  $(3,416,265)  $(616,597)  $(1,658,564)  $ (71,218)
                                                ===========   ===========   ===========   =========   ===========   =========

----------
See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL RETURN FUND                CAPITAL APPRECIATION FUND
                                                            -------------------------------     ----------------------------------
                                                              SIX MONTHS                        SIX MONTHS
                                                                ENDED            YEAR ENDED        ENDED            YEAR ENDED
                                                            JUNE 30, 2001(a)  DECEMBER 31, 2000 JUNE 30, 2001(a) DECEMBER 31, 2000
                                                            ---------------   ----------------- ---------------- -----------------
                                                              (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                $     6,743,072   $    13,657,769   $    (602,750)  $      (578,449)
Net realized gains (losses) on investment transactions         (135,113,532)      746,695,073    (165,774,825)       75,113,837
Net change in unrealized appreciation/depreciation
   on investments                                               (30,203,750)     (807,664,557)     39,535,744      (303,684,688)
                                                            ---------------   ---------------   -------------   ---------------
   Change in net assets from operations                        (158,574,210)      (47,311,715)   (126,841,831)     (229,149,300)
                                                            ---------------   ---------------   -------------   ---------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                            (6,839,079)      (13,660,813)             --                --
In excess of net investment income                                       --                --              --        (1,533,348)
Net realized gains on investment transactions                            --      (746,955,268)             --       (75,113,837)
In excess of net realized gains on investment transactions               --                --              --       (60,410,946)
                                                            ---------------   ---------------   -------------   ---------------
   Change in net assets from shareholder distributions           (6,839,079)     (760,616,081)             --      (137,058,131)
                                                            ---------------   ---------------   -------------   ---------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                     108,363,513       191,967,931     112,382,897       188,997,064
Dividends reinvested                                              6,839,079       760,605,867              --       137,056,582
Cost of shares redeemed                                        (134,096,631)     (549,624,604)   (157,456,280)     (421,085,576)
                                                            ---------------   ---------------   -------------   ---------------

         Change in net assets from capital transactions         (18,894,039)      402,949,194     (45,073,383)      (95,031,930)
                                                            ---------------   ---------------   -------------   ---------------
Change in net assets                                           (184,307,328)     (404,978,602)   (171,915,214)     (461,239,361)
NET ASSETS:
   Beginning of period                                        2,014,758,591     2,419,737,193     606,599,320     1,067,838,681
                                                            ---------------   ---------------   -------------   ---------------
   End of period                                            $ 1,830,451,263   $ 2,014,758,591   $ 434,684,106   $   606,599,320
                                                            ===============   ===============   =============   ===============
CLASS I SHARE TRANSACTIONS:
Issued                                                           10,023,620        10,128,007       9,086,333         7,866,775
Reinvested                                                          657,480        63,756,621              --         9,193,231
Redeemed                                                        (12,383,999)      (29,498,367)    (12,759,160)      (17,285,982)
                                                            ---------------   ---------------   -------------   ---------------
   Change in shares                                              (1,702,899)       44,386,261      (3,672,827)         (225,976)
                                                            ===============   ===============   =============   ===============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------
                                                                GOVERNMENT BOND FUND                   MONEY MARKET FUND
                                                         -----------------------------------  ----------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                              ENDED            YEAR ENDED          ENDED           YEAR ENDED
                                                         JUNE 30, 2001(a)  DECEMBER 31, 2000  JUNE 30, 2001(a)  DECEMBER 31, 2000
                                                         ---------------   -----------------  ----------------  -----------------
                                                          (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $    26,027,649   $  45,294,069   $    53,993,574   $    114,748,374
Net realized gains (losses) on investment transactions         6,902,198     (11,691,407)           33,793             (8,465)
Net change in unrealized appreciation/depreciation
   on investments                                            (12,647,708)     56,606,789                --                 --
                                                         ---------------   -------------   ---------------   ----------------
   Change in net assets from operations                       20,282,139      90,209,451        54,027,367        114,739,909
                                                         ---------------   -------------   ---------------   ----------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                        (25,562,581)    (45,294,069)      (53,993,574)      (114,748,374)
In excess of net investment income                                    --          (7,350)               --                 --
                                                         ---------------   -------------   ---------------   ----------------
   Change in net assets from shareholder distributions       (25,562,581)    (45,301,419)      (53,993,574)      (114,748,374)
                                                         ---------------   -------------   ---------------   ----------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  366,344,702     323,078,335     6,968,574,614     11,029,951,983
Dividends reinvested                                          25,562,573      45,300,516        57,967,964        103,688,089
Cost of shares redeemed                                     (218,669,862)   (316,104,443)   (6,706,332,159)   (11,278,209,065)
                                                         ---------------   -------------   ---------------   ----------------

         Change in net assets from capital transactions      173,237,413      52,274,408       320,210,419       (144,568,993)
                                                         ---------------   -------------   ---------------   ----------------
Change in net assets                                         167,956,971      97,182,440       320,244,212       (144,577,458)
NET ASSETS:
   Beginning of period                                       867,139,304     769,956,864     1,982,922,319      2,127,499,777
                                                         ---------------   -------------   ---------------   ----------------
   End of period                                         $ 1,035,096,275   $ 867,139,304   $ 2,303,166,531   $  1,982,922,319
                                                         ===============   =============   ===============   ================
CLASS I SHARE TRANSACTIONS:
Issued                                                        31,472,851      29,102,580     6,968,574,614     11,029,951,983
Reinvested                                                     2,218,795       4,105,837        57,967,964        103,688,462
Redeemed                                                     (18,917,517)    (28,765,648)   (6,706,332,159)   (11,278,209,065)
                                                         ---------------   -------------   ---------------   ----------------
   Change in shares                                           14,774,129       4,442,769       320,210,419       (144,568,620)
                                                         ===============   =============   ===============   ================

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        NATIONWIDE
                                                                     SMALL COMPANY FUND                 NATIONWIDE INCOME FUND
                                                            -----------------------------------  -----------------------------------
                                                              SIX MONTHS                           SIX MONTHS
                                                                ENDED           YEAR ENDED           ENDED              YEAR ENDED
                                                            JUNE 30, 2001(a) DECEMBER 31, 2000   JUNE 30, 2001(a)  DECEMBER 31, 2000
                                                            ---------------- ------------------  ----------------  -----------------
                                                               (UNAUDITED)                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                $     990,412     $     400,694         $    371,817       $    519,889
Net realized gains (losses) on investments and
   foreign currency transactions                                2,379,243        90,949,769               36,029            (78,411)
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and
   liabilities denominated in foreign currencies              (14,258,213)      (41,789,907)             (14,895)           557,863
                                                            -------------     -------------         ------------       ------------
   Change in net assets from operations                       (10,888,558)       49,560,556              392,951            999,341
                                                            -------------     -------------         ------------       ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                            (808,321)         (192,168)            (365,226)          (529,555)
Net realized gains on investment transactions                          --      (113,693,904)                  --                 --
In excess of net realized gains on investment transactions             --       (20,524,264)                  --                 --
                                                            -------------     -------------         ------------       ------------
   Change in net assets from shareholder distributions           (808,321)     (134,410,336)            (365,226)          (529,555)
                                                            -------------     -------------         ------------       ------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   388,062,832       685,757,607           10,210,853         11,000,324
Dividends reinvested                                              808,314       134,409,560              365,226            529,417
Cost of shares redeemed                                      (363,993,168)     (487,247,294)          (7,748,059)        (8,157,195)
                                                            -------------     -------------         ------------       ------------

         Change in net assets from capital transactions        24,877,978       332,919,873            2,828,020          3,372,546
                                                            -------------     -------------         ------------       ------------
Change in net assets                                           13,181,099       248,070,093            2,855,745          3,842,332
NET ASSETS:
   Beginning of period                                        790,606,936       542,536,843           12,375,066          8,532,734
                                                            -------------     -------------         ------------       ------------
   End of period                                            $ 803,788,035     $ 790,606,936         $ 15,230,811       $ 12,375,066
                                                            =============     =============         ============       =============
CLASS I SHARE TRANSACTIONS:
Issued                                                         20,013,641        29,618,150            1,002,588          1,121,583
Reinvested                                                         41,816         6,618,831               34,321             54,058
Redeemed                                                      (18,801,150)      (21,232,739)            (760,028)          (833,912)
                                                            -------------     -------------         ------------       ------------
   Change in shares                                             1,254,307        15,004,242              276,881            341,729
                                                            =============     =============         ============       =============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                      Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
                                                          STRONG NSAT MID CAP GROWTH FUND        NATIONWIDE STRATEGIC VALUE FUND
                                                         ------------------------------------  ---------------------=--------------
                                                            SIX MONTHS                             SIX MONTHS
                                                              ENDED             YEAR ENDED          ENDED             YEAR ENDED
                                                         JUNE 30, 2001(a)   DECEMBER 31, 2000   JUNE 30, 2001(a)  DECEMBER 31, 2000
                                                         ----------------   -----------------   ----------------  -----------------
                                                         (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                $    (493,244)     $    (841,096)    $     80,462      $    204,993
Net realized gains (losses) on investment transactions        (34,415,679)       (44,625,161)         836,575          (694,660)
Net change in unrealized appreciation/depreciation
   on investments                                                 950,385        (13,428,932)      (1,085,857)        2,271,022
                                                            -------------      -------------     ------------      ------------
   Change in net assets from operations                       (33,958,538)       (58,895,189)        (168,820)        1,781,355
                                                            -------------      -------------     ------------      ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                  --                 --          (82,520)         (210,319)
Net realized gains on investment transactions                          --         (8,313,717)              --                --
In excess of net realized gains on investment transactions             --           (230,175)              --                --
                                                            -------------      -------------     ------------      ------------
   Change in net assets from shareholder distributions                 --         (8,543,892)         (82,520)         (210,319)
                                                            -------------      -------------     ------------      ------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   133,067,433        302,244,759       12,905,918        41,673,720
Dividends reinvested                                                   --          8,543,892           82,519           210,144
Cost of shares redeemed                                      (127,718,625)       (97,636,953)     (13,342,529)      (34,436,790)
                                                            -------------      -------------     ------------      ------------
   Change in net assets from capital transactions               5,348,808        213,151,698         (354,092)        7,447,074
                                                            -------------      -------------     ------------      ------------
Change in net assets                                          (28,609,730)       145,712,617         (605,432)        9,018,110
NET ASSETS:
   Beginning of period                                        244,803,899         99,091,282       26,271,946        17,253,836
                                                            -------------      -------------     ------------      ------------
   End of period                                            $ 216,194,169      $ 244,803,899     $ 25,666,514      $ 26,271,946
                                                            =============      =============     ============      ============
CLASS I SHARE TRANSACTIONS:
Issued                                                          8,847,639         14,159,946        1,282,217         4,309,342
Reinvested                                                             --            412,893            8,736            21,655
Redeemed                                                       (8,487,937)        (4,703,307)      (1,329,776)       (3,547,494)
                                                            -------------      -------------     ------------      ------------
   Change in shares                                               359,702          9,869,532          (38,823)          783,503
                                                            =============      =============     ============      ============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------
                                                                 FEDERATED NSAT                          FEDERATED NSAT
                                                               EQUITY INCOME FUND                     HIGH INCOME BOND FUND
                                                        -----------------------------------   ------------------------------------
                                                            SIX MONTHS                           SIX MONTHS
                                                              ENDED            YEAR ENDED          ENDED            YEAR ENDED
                                                         JUNE 30, 2001(a)   DECEMBER 31, 2000  JUNE 30, 2001(a)  DECEMBER 31, 2000
                                                        -----------------   -----------------  ----------------  -----------------
                                                            (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                               $    351,504      $    427,402      $  4,749,547      $  7,271,388
Net realized gains (losses) on investment transactions       (3,788,435)       (3,653,503)       (4,382,148)       (1,404,865)
Net change in unrealized appreciation/depreciation
   on investments                                            (1,813,418)       (3,659,386)          560,300       (11,932,743)
                                                           ------------      ------------      ------------      ------------
   Change in net assets from operations                      (5,250,349)       (6,885,487)          927,699        (6,066,220)
                                                           ------------      ------------      ------------      ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                          (374,503)         (422,266)       (4,670,461)       (7,294,699)
In excess of net investment income                                   --                --                --           (44,173)
                                                           ------------      ------------      ------------      ------------
   Change in net assets from shareholder distributions         (374,503)         (422,266)       (4,670,461)       (7,338,872)
                                                           ------------      ------------      ------------      ------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  21,187,924        36,618,353        36,719,562        29,431,144
Dividends reinvested                                            374,499           421,813         4,670,457         7,338,006
Cost of shares redeemed                                      (4,581,994)       (2,970,389)      (18,456,206)       (9,486,792)
                                                           ------------      ------------      ------------      ------------
   Change in net assets from capital transactions            16,980,429        34,069,777        22,933,813        27,282,358
                                                           ------------      ------------      ------------      ------------
Change in net assets                                         11,355,577        26,762,024        19,191,051        13,877,266
NET ASSETS:
   Beginning of period                                       55,951,127        29,189,103        78,631,095        64,753,829
                                                           ------------      ------------      ------------      ------------
   End of period                                           $ 67,306,704      $ 55,951,127      $ 97,822,146      $ 78,631,095
                                                           ============      ============      ============      ============
CLASS I SHARE TRANSACTIONS:
Issued                                                        1,888,842         2,702,416         4,436,519         3,366,303
Reinvested                                                       34,895            31,665           595,529           857,093
Redeemed                                                       (399,233)         (224,801)       (2,242,987)       (1,053,057)
                                                           ------------      ------------      ------------      ------------
   Change in shares                                           1,524,504         2,509,280         2,789,061         3,170,339
                                                           ============      ============      ============      ============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    J.P. MORGAN NSAT                        MAS NSAT
                                                                      BALANCED FUND                   MULTI SECTOR BOND FUND
                                                          --------------------------------------  ----------------------------------
                                                             SIX MONTHS                           SIX MONTHS
                                                               ENDED            YEAR ENDED          ENDED             YEAR ENDED
                                                          JUNE 30, 2001(a)    DECEMBER 31, 2000  JUNE 30, 2001(a)  DECEMBER 31, 2000
                                                          ----------------    -----------------  ----------------  -----------------
                                                            (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                               $   1,498,951      $   2,682,026      $   4,598,190      $   6,848,631
Net realized gains (losses) on investments and
   foreign currency transactions                              (2,455,199)        (2,475,089)           949,644         (2,517,091)
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and
   liabilities denomintated in foreign currencies             (1,026,096)        (1,068,584)        (4,910,990)         1,754,246
                                                           -------------      -------------      -------------      -------------
   Change in net assets from operations                       (1,982,344)          (861,647)           636,844          6,085,786
                                                           -------------      -------------      -------------      -------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                         (1,484,750)        (2,716,752)        (4,398,201)        (6,733,132)
                                                           -------------      -------------      -------------      -------------
   Change in net assets from shareholder distributions        (1,484,750)        (2,716,752)        (4,398,201)        (6,733,132)
                                                           -------------      -------------      -------------      -------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                   29,233,344         49,560,897         51,957,629         82,363,914
Dividends reinvested                                           1,484,750          2,716,167          4,398,214          6,731,697
Cost of shares redeemed                                       (4,246,570)       (14,278,986)       (27,264,537)       (29,084,137)
                                                           -------------      -------------      -------------      -------------
   Change in net assets from capital transactions             26,471,524         37,998,078         29,091,306         60,011,474
                                                           -------------      -------------      -------------      -------------
Change in net assets                                          23,004,430         34,419,679         25,329,949         59,364,128
NET ASSETS:
   Beginning of period                                       112,576,843         78,157,164        132,226,611         72,862,483
                                                           -------------      -------------      -------------      -------------
   End of period                                           $ 135,581,273      $ 112,576,843      $ 157,556,560      $ 132,226,611
                                                           =============      =============      =============      =============
CLASS I SHARE TRANSACTIONS:
Issued                                                         2,978,447          4,800,122          5,543,596          8,870,886
Reinvested                                                       156,011            264,787            478,836            726,495
Redeemed                                                        (439,364)        (1,381,400)        (2,914,128)        (3,129,361)
                                                           -------------      -------------      -------------      -------------
   Change in shares                                            2,695,094          3,683,509          3,108,304          6,468,020
                                                           =============      =============      =============      =============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                NATIONWIDE SMALL CAP VALUE FUND   NATIONWIDE SMALL CAP GROWTH FUND
                                                            ------------------------------------  ---------------------------------
                                                              SIX MONTHS                          SIX MONTHS
                                                                ENDED            YEAR ENDED          ENDED             YEAR ENDED
                                                            JUNE 30, 2001(a)  DECEMBER 31, 2000   JUNE 30, 2001(a) DECEMBER 31, 2000
                                                            -------------     ------------------  -------------    -----------------
                                                             (UNAUDITED)                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                 $     (37,927)     $    (633,229)     $    (249,737)     $    (133,118)
Net realized gains (losses) on investment transactions          47,337,078         60,652,987        (16,875,007)        (8,621,906)
Net change in unrealized appreciation/depreciation
   on investments                                               43,722,797        (46,960,011)        12,531,948        (12,426,475)
                                                             -------------      -------------      -------------      -------------
   Change in net assets from operations                         91,021,948         13,059,747         (4,592,796)       (21,181,499)
                                                             -------------      -------------      -------------      -------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net realized gains on investment transactions                           --        (50,617,017)                --           (909,138)
In excess of net realized gains on investment transactions              --                 --                 --            (55,073)
                                                             -------------      -------------      -------------      -------------
   Change in net assets from shareholder distributions                  --        (50,617,017)                --           (964,211)
                                                             -------------      -------------      -------------      -------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                    559,006,332        336,969,274         94,976,296        152,783,289
Dividends reinvested                                                    --         50,617,017                 --            964,211
Cost of shares redeemed                                       (375,859,000)      (201,848,375)       (60,326,813)       (57,251,309)
                                                             -------------      -------------      -------------      -------------
   Change in net assets from capital transactions              183,147,332        185,737,916         34,649,483         96,496,191
                                                             -------------      -------------      -------------      -------------
Change in net assets                                           274,169,280        148,180,646         30,056,687         74,350,481
NET ASSETS:
   Beginning of period                                         280,109,978        131,929,332         93,891,415         19,540,934
                                                             -------------      -------------      -------------      -------------
   End of period                                             $ 554,279,258      $ 280,109,978      $ 123,948,102      $  93,891,415
                                                             =============      =============      =============      =============
CLASS I SHARE TRANSACTIONS:
Issued                                                          51,606,474         32,267,124          6,254,751          7,686,246
Reinvested                                                              --          5,833,592                 --             48,090
Redeemed                                                       (35,174,863)       (19,459,922)        (4,000,877)        (2,943,629)
                                                             -------------      -------------      -------------      -------------
   Change in shares                                             16,431,611         18,640,794          2,253,874          4,790,707
                                                             =============      =============      =============      =============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NATIONWIDE GLOBAL 50 FUND         DREYFUS NSAT MID CAP INDEX FUND
                                                            ------------------------------------  ---------------------------------
                                                              SIX MONTHS                          SIX MONTHS
                                                                ENDED            YEAR ENDED          ENDED             YEAR ENDED
                                                            JUNE 30, 2001(a)  DECEMBER 31, 2000   JUNE 30, 2001(a) DECEMBER 31, 2000
                                                            -------------     ------------------  -------------    -----------------
                                                             (UNAUDITED)                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                   $    434,120      $    761,190      $     504,988      $     438,514
Net realized gains (losses) on investments, futures,
   and foreign currency transactions                             (9,364,699)         (729,338)        (1,420,233)         4,561,936
Net change in unrealized appreciation/depreciation
   on investments, futures, and  translation of assets
   and liabilities denominated in foreign currencies             (2,453,292)      (10,061,162)         1,507,233         (1,098,696)
                                                               ------------      ------------      -------------      -------------
   Change in net assets from operations                         (11,383,871)      (10,029,310)           591,988          3,901,754
                                                               ------------      ------------      -------------      -------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                              (798,372)         (644,428)          (510,382)          (464,523)
In excess of net investment income                                       --                --                 --            (89,031)
Net realized gains on investment transactions                            --          (709,093)                --         (4,786,311)
In excess of net realized gains on investment transactions               --        (2,115,903)                --           (184,362)
Tax return of capital                                                    --           (72,617)                --                 --
                                                               ------------      ------------      -------------      -------------
   Change in net assets from shareholder distributions             (798,372)       (3,542,041)          (510,382)        (5,524,227)
                                                               ------------      ------------      -------------      -------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                      67,952,972        80,703,940        135,695,187        181,951,160
Dividends reinvested                                                798,370         3,541,470            510,390          5,523,946
Cost of shares redeemed                                         (59,546,178)      (50,154,731)       (60,532,474)       (60,761,345)
                                                               ------------      ------------      -------------      -------------
   Change in net assets from capital transactions                 9,205,164        34,090,679         75,673,103        126,713,761
                                                               ------------      ------------      -------------      -------------
Change in net assets                                             (2,977,079)       20,519,328         75,754,709        125,091,288
NET ASSETS:
   Beginning of period                                           81,359,174        60,839,846        145,349,884         20,258,596
                                                               ------------      ------------      -------------      -------------
   End of period                                               $ 78,382,095      $ 81,359,174      $ 221,104,593      $ 145,349,884
                                                               ============      ============      =============      =============
CLASS I SHARE TRANSACTIONS:
Issued                                                            6,474,834         6,190,248         10,098,170         13,110,026
Reinvested                                                           82,298           285,314             40,362            408,245
Redeemed                                                         (5,601,318)       (3,873,833)        (4,610,741)        (4,433,863)
                                                               ------------      ------------      -------------      -------------
   Change in shares                                                 955,814         2,601,729          5,527,791          9,084,408
                                                               ============      ============      =============      =============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------
                                                               TURNER NSAT GROWTH              GARTMORE NSAT MILLENNIUM
                                                                   FOCUS FUND                       GROWTH FUND
                                                         ---------------------------------    -------------------------------
                                                           SIX MONTHS       PERIOD ENDED       SIX MONTHS      PERIOD ENDED
                                                             ENDED           DECEMBER 31,         ENDED         DECEMBER 31,
                                                         JUNE 30, 2001(a)      2000(b)        JUNE 30, 2001(a)     2000(b)
                                                         ---------------    --------------    ---------------   -------------
                                                         (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                               $    (35,273)     $    (10,148)     $   (10,120)     $   (26,228)
Net realized gains (losses) on investment transactions       (4,627,067)       (1,791,039)      (1,162,727)      (1,235,358)
Net change in unrealized appreciation/depreciation
   on investments                                               598,298          (542,460)          72,656          (55,942)
                                                           ------------      ------------      -----------      -----------
   Change in net assets from operations                      (4,064,042)       (2,343,647)      (1,100,191)      (1,317,528)
                                                           ------------      ------------      -----------      -----------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  28,560,862        32,903,583               --        5,000,000
Cost of shares redeemed                                     (18,255,924)      (25,030,361)              --               --
                                                           ------------      ------------      -----------      -----------
   Change in net assets from capital transactions            10,304,938         7,873,222               --        5,000,000
                                                           ------------      ------------      -----------      -----------
Change in net assets                                          6,240,896         5,529,575       (1,100,191)       3,682,472
NET ASSETS:
   Beginning of period                                        5,529,575                --        3,682,472               --
                                                           ------------      ------------      -----------      -----------
   End of period                                           $ 11,770,471      $  5,529,575      $ 2,582,281      $ 3,682,472
                                                           ============      ============      ===========      ===========
CLASS I SHARE TRANSACTIONS:
Issued                                                        5,710,602         4,446,819               --          500,000
Redeemed                                                     (3,932,838)       (3,520,817)              --               --
                                                           ------------      ------------      -----------      -----------
   Change in shares                                           1,777,764           926,002               --          500,000
                                                           ============      ============      ===========      ===========

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                             GARTMORE NSAT GLOBAL TECHNOLOGY          GARTMORE NSAT EMERGING
                                                                 AND COMMUNICATIONS FUND                   MARKETS FUND
                                                             ---------------------------------    -------------------------------
                                                                SIX MONTHS       PERIOD ENDED       SIX MONTHS       PERIOD ENDED
                                                                 ENDED           DECEMBER 31,         ENDED          DECEMBER 31,
                                                             JUNE 30, 2001(a)      2000(b)        JUNE 30, 2001(a)     2000(c)
                                                             ----------------    -------------    ----------------   ------------
                                                               (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                   $    (50,213)     $    (20,167)     $     45,719      $     (3,328)
Net realized gains (losses) on investments
   and foreign currency transactions                             (5,330,928)       (3,894,459)         (642,817)         (421,720)
Net change in unrealized appreciation/
   depreciation on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                             1,964,876          (933,441)          (19,499)       (1,050,632)
                                                               ------------      ------------      ------------      ------------
   Change in net assets from operations                          (3,416,265)       (4,848,067)         (616,597)       (1,475,680)
                                                               ------------      ------------      ------------      ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                                    --                --           (42,320)           (3,965)
In excess of net realized gains on investment transactions               --          (248,635)               --                --
                                                               ------------      ------------      ------------      ------------
   Change in net assets from shareholder distributions                   --          (248,635)          (42,320)           (3,965)
                                                               ------------      ------------      ------------      ------------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                      39,706,120        35,274,238        24,654,280        10,656,210
Dividends reinvested                                                     --           248,635            42,320             3,965
Cost of shares redeemed                                         (31,441,314)      (18,299,327)      (17,843,291)       (5,189,986)
                                                               ------------      ------------      ------------      ------------
   Change in net assets from capital transactions                 8,264,806        17,223,546         6,853,309         5,470,189
                                                               ------------      ------------      ------------      ------------
Change in net assets                                              4,848,541        12,126,844         6,194,392         3,990,544
NET ASSETS:
   Beginning of period                                           12,126,844                --         3,990,544                --
                                                               ------------      ------------      ------------      ------------

         End of period                                         $ 16,975,385      $ 12,126,844      $ 10,184,936      $  3,990,544
                                                               ============      ============      ============      ============
CLASS I SHARE TRANSACTIONS:
Issued                                                            7,567,606         3,521,708         3,108,212         1,200,988
Reinvested                                                               --            33,151             5,745               451
Redeemed                                                         (5,956,261)       (1,905,721)       (2,308,142)         (670,279)
                                                               ------------      ------------      ------------      ------------
   Change in shares                                               1,611,345         1,649,138           805,815           531,160
                                                               ============      ============      ============      ============

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                          GARTMORE NSAT INTERNATIONAL             GARTMORE NSAT GLOBAL
                                                                   GROWTH FUND                    HEALTH SCIENCES FUND
                                                         --------------------------------     -------------------------------
                                                            SIX MONTHS       PERIOD ENDED      SIX MONTHS       PERIOD ENDED
                                                              ENDED          DECEMBER 31,          ENDED        DECEMBER 31,
                                                          JUNE 30, 2001(a)      2000(b)       JUNE 30, 2001(a)     2000(c)
                                                         ----------------    ------------     ----------------  -----------
                                                         (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                               $     18,048      $     (5,547)     $     1,520      $      (202)
Net realized gains (losses) on investments,
   futures, and foreign currency transactions                (1,367,211)       (1,171,301)        (298,407)              --
Net change in unrealized appreciation/
   depreciation on investments, futures, and
   translation of assets and liabilities denominated
   in foreign currencies                                       (309,401)         (281,895)         225,669          (42,080)
                                                           ------------      ------------      -----------      -----------
   Change in net assets from operations                      (1,658,564)       (1,458,743)         (71,218)         (42,282)
                                                           ------------      ------------      -----------      -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income                                           (23,204)               --           (4,074)              --
                                                           ------------      ------------      -----------      -----------
   Change in net assets from shareholder distributions          (23,204)               --           (4,074)              --
                                                           ------------      ------------      -----------      -----------
CLASS I CAPITAL TRANSACTIONS:
Proceeds from shares issued                                  35,913,073        14,897,562               --        2,500,000
Dividends reinvested                                             23,204                --            4,074               --
Cost of shares redeemed                                     (33,135,558)       (4,199,740)              --               --
                                                           ------------      ------------      -----------      -----------
   Change in net assets from capital transactions             2,800,719        10,697,822            4,074        2,500,000
                                                           ------------      ------------      -----------      -----------
Change in net assets                                          1,118,951         9,239,079          (71,218)       2,457,718
NET ASSETS:
   Beginning of period                                        9,239,079                --        2,457,718               --
                                                           ------------      ------------      -----------      -----------
   End of period                                           $ 10,358,030      $  9,239,079      $ 2,386,500      $ 2,457,718
                                                           ============      ============      ===========      ===========
CLASS I SHARE TRANSACTIONS:
Issued                                                        4,764,200         1,559,680               --          250,000
Reinvested                                                        3,352                --              499               --
Redeemed                                                     (4,342,064)         (488,473)              --               --
                                                           ------------      ------------      -----------      -----------
   Change in shares                                             425,488         1,071,207              499          250,000
                                                           ============      ============      ===========      ===========

----------
(a) The existing shares of the Funds were designated Class I shares as of May 1, 2001.

(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST

                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES

               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


------------------------------------------------------------------------------------------------------------------------------------

                                                                           TOTAL RETURN FUND
                                     -----------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997             1996
                                      -----------       -----------    -----------    -----------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $     11.64       $     18.81    $     18.40    $     16.38    $       13.27    $       11.54
                                      -----------       -----------    -----------    -----------    -------------    -------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)              0.04              0.12           0.12           0.19             0.23             0.24
   Net realized and unrealized gains
      (losses) on investments               (0.96)            (0.47)          1.13           2.77             3.65             2.26
                                      -----------       -----------    -----------    -----------    -------------    -------------
      Total investment activities           (0.92)            (0.35)          1.25           2.96             3.88             2.50
                                      -----------       -----------    -----------    -----------    -------------    -------------

DISTRIBUTIONS:
   Net investment income                    (0.04)            (0.12)         (0.12)         (0.19)           (0.23)           (0.25)
   Net realized gains                          --             (6.70)         (0.72)         (0.75)           (0.52)           (0.52)
   In excess of net realized gains             --                --             --             --            (0.01)              --
   Tax return of capital                       --                --             --             --            (0.01)              --
                                      -----------       -----------    -----------    -----------    -------------    -------------
      Total distributions                   (0.04)            (6.82)         (0.84)         (0.94)           (0.77)           (0.77)
                                      -----------       -----------    -----------    -----------    -------------    -------------
Net increase (decrease) in
   net asset value                          (0.96)            (7.17)          0.41           2.02             3.11             1.73
                                      -----------       -----------    -----------    -----------    -------------    -------------
NET ASSET VALUE
   END OF PERIOD                      $     10.68       $     11.64    $     18.81    $     18.40    $       16.38    $       13.27
                                      ===========       ===========    ===========    ===========    =============    =============
Total Return                                (7.89%)(b)        (2.12%)         6.94%         18.07%           29.43%           21.84%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $ 1,830,451       $ 2,014,759    $ 2,419,737    $ 2,343,437    $   1,849,241    $   1,179,876
   Ratio of expenses to average
      net assets                             0.78%(c)          0.78%          0.72%          0.65%            0.54%            0.51%
   Ratio of net investment income
      to average net assets                  0.73%(c)          0.63%          0.64%          1.05%            1.54%            1.99%
   Ratio of expenses to average
      net assets*                            0.81%(c)          0.81%           (d)            (d)              (d)              (d)
   Portfolio turnover                       29.21%           148.28%         29.95%         17.13%           13.85%           16.18%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) Not annualized.

(c) Annualized.

(d) There were no fee reductions during the period.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                        CAPITAL APPRECIATION FUND
                                     -----------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997             1996
                                      -----------       -----------    -----------    -----------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $       14.68     $       25.71  $       26.59  $       21.21    $       16.28  $       13.48
                                      -------------     -------------  -------------  -------------    -------------  -------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)               (0.02)            (0.01)          0.17           0.19             0.20           0.21
   Net realized and unrealized gains
      (losses) on investments                 (3.11)            (6.76)          0.92           6.14             5.39           3.29
                                      -------------     -------------  -------------  -------------    -------------  -------------
      Total investment activities             (3.13)            (6.77)          1.09           6.33             5.59           3.50
                                      -------------     -------------  -------------  -------------    -------------  -------------
DISTRIBUTIONS:
   Net investment income                         --                --          (0.17)         (0.19)           (0.20)         (0.22)
   In excess of net investment income            --             (0.04)            --             --               --             --
   Net realized gains                            --             (2.34)         (1.60)         (0.76)           (0.46)         (0.48)
   In excess of net realized gains               --             (1.88)            --             --               --             --
   Tax return of capital                         --                --          (0.20)            --               --             --
                                      -------------     -------------  -------------  -------------    -------------  -------------
      Total distributions                        --             (4.26)         (1.97)         (0.95)           (0.66)         (0.70)
                                      -------------     -------------  -------------  -------------    -------------  -------------
Net increase (decrease) in net asset
      value                                   (3.13)           (11.03)         (0.88)          5.38             4.93           2.80
                                      -------------     -------------  -------------  -------------    -------------  -------------
NET ASSET VALUE
   END OF PERIOD                      $       11.55     $       14.68  $       25.71  $       26.59    $       21.21  $       16.28
                                      =============     =============  =============  =============    =============  =============
Total Return                                 (21.32%)(b)       (26.53%)         4.28%         29.96%           34.49%         26.14%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $     434,684     $     606,599  $   1,067,839  $   1,064,498    $     481,738  $     211,474
   Ratio of expenses to average net
      assets                                   0.80%(c)          0.80%          0.74%          0.67%            0.56%          0.52%
   Ratio of net investment income to
      average net assets                      (0.25%)(c)        (0.07%)         0.62%          0.83%            1.10%          1.53%
   Ratio of expenses to average
      net assets*                              0.84%(c)          0.83%           (d)            (d)              (d)            (d)
   Portfolio turnover                        108.73%           205.34%         24.70%         10.67%           10.88%         22.19%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) Not annualized.

(c) Annualized.

(d) There were no fee reductions during the period.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                           GOVERNMENT BOND FUND
                                     -----------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997             1996
                                      -----------       -----------    -----------    -----------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $       11.44     $       10.79  $       11.69  $       11.38   $       11.04   $       11.36
                                      -------------     -------------  -------------  -------------   -------------   -------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                0.30              0.66           0.61           0.63            0.69            0.69
   Net realized and unrealized
      gains (losses) on investments           (0.02)             0.65          (0.88)          0.37            0.34           (0.32)
                                      -------------     -------------  -------------  -------------   -------------   -------------
      Total investment activities              0.28              1.31          (0.27)          1.00            1.03            0.37
                                      -------------     -------------  -------------  -------------   -------------   -------------
DISTRIBUTIONS:
   Net investment income                      (0.29)            (0.66)         (0.61)         (0.63)          (0.69)          (0.69)
   Net realized gains                            --                --          (0.02)         (0.06)             --              --
                                      -------------     -------------  -------------  -------------   -------------   -------------
      Total distributions                     (0.29)            (0.66)         (0.63)         (0.69)          (0.69)          (0.69)
                                      -------------     -------------  -------------  -------------   -------------   -------------
Net increase (decrease) in net
       asset value                            (0.01)             0.65          (0.90)          0.31            0.34           (0.32)
                                      -------------     -------------  -------------  -------------   -------------   -------------
NET ASSET VALUE
   END OF PERIOD                      $       11.43     $       11.44  $       10.79  $       11.69   $       11.38   $       11.04
                                      =============     =============  =============  =============   =============   =============
Total Return                                   2.43%(b)         12.54%         (2.35%)         8.91%           9.67%           3.49%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $   1,035,096     $     867,139  $     769,957  $     761,897   $     475,392   $     459,247
   Ratio of expenses to average
      net assets                               0.66%(c)          0.66%          0.65%          0.57%           0.53%           0.51%
   Ratio of net investment income
      to average net assets                    5.44%(c)          6.00%          5.41%          5.60%           6.19%           6.23%
   Ratio of expenses to average
      net assets*                             0.72%(c)          0.73%           (d)            (d)             (d)             (d)
   Portfolio turnover                         32.46%            75.91%         51.61%         32.03%          68.61%          33.75%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) Not annualized.

(c) Annualized.

(d) There were no fee reductions during the period.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                      MONEY MARKET FUND
                                     -----------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997             1996
                                      -----------       -----------    -----------    -----------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $        1.00     $        1.00  $        1.00  $        1.00   $        1.00   $        1.00
                                      -------------     -------------  -------------  -------------   -------------   -------------
INVESTMENT ACTIVITIES:
   Net investment income                       0.02              0.06           0.05           0.05            0.05            0.05
                                      -------------     -------------  -------------  -------------   -------------   -------------
      Total investment activities              0.02              0.06           0.05           0.05            0.05            0.05
                                      -------------     -------------  -------------  -------------   -------------   -------------
DISTRIBUTIONS:
   Net investment income                      (0.02)            (0.06)         (0.05)         (0.05)          (0.05)          (0.05)
                                      -------------     -------------  -------------  -------------   -------------   -------------
      Total distributions                     (0.02)            (0.06)         (0.05)         (0.05)          (0.05)          (0.05)
                                      -------------     -------------  -------------  -------------   -------------   -------------
NET ASSET VALUE
   END OF PERIOD                      $        1.00     $        1.00  $        1.00  $        1.00   $        1.00   $        1.00
                                      =============     =============  =============  =============   =============   =============
Total Return                                   2.31%(b)          6.03%          4.81%          5.27%           5.26%           5.12%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $   2,303,167     $   1,982,922  $   2,127,500  $   1,373,334   $     993,597   $     983,529
   Ratio of expenses to average
      net assets                               0.55%(c)          0.55%          0.54%          0.46%           0.51%           0.51%
   Ratio of net investment income to
      average net assets                       4.56%(c)          5.87%          4.77%          5.15%           5.16%           5.00%
   Ratio of expenses to average
      net assets*                              0.60%(c)          0.61%           (d)            (d)             (d)             (d)

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) Not annualized.

(c) Annualized.

(d) There were no fee reductions during the period.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NATIONWIDE SMALL COMPANY FUND
                                     -----------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997             1996
                                      -----------       -----------    -----------    -----------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $     20.00       $     22.12    $     16.01    $     15.85   $     13.89    $     11.42
                                      -----------       -----------    -----------    -----------   -----------    -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)              0.02              0.02          (0.03)          0.03          0.01           0.06
   Net realized and unrealized gains
      (losses) on investments               (0.29)             1.91           7.03           0.13          2.40           2.55
                                      -----------       -----------    -----------    -----------   -----------    -----------
      Total investment activities           (0.27)             1.93           7.00           0.16          2.41           2.61
                                      -----------       -----------    -----------    -----------   -----------    -----------
DISTRIBUTIONS:
   Net investment income                    (0.02)            (0.01)            --             --            --          (0.06)
   Net realized gains                          --             (3.42)         (0.89)            --         (0.45)            --
   In excess of net realized gains             --             (0.62)            --             --            --          (0.08)
                                      -----------       -----------    -----------    -----------   -----------    -----------
      Total distributions                   (0.02)            (4.05)         (0.89)            --         (0.45)         (0.14)
                                      -----------       -----------    -----------    -----------   -----------    -----------
Net increase (decrease) in net
      asset value                           (0.29)            (2.12)          6.11           0.16          1.96           2.47
                                      -----------       -----------    -----------    -----------   -----------    -----------
NET ASSET VALUE
   END OF PERIOD                      $     19.71       $     20.00    $     22.12    $     16.01   $     15.85    $     13.89
                                      ===========       ===========    ===========    ===========   ===========    ===========
Total Return                                (1.35%)(b)         8.90%         44.02%          1.01%        17.35%         22.83%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period(000)   $   803,788       $   790,607    $   542,537    $   406,569   $   343,808    $   180,840
   Ratio of expenses to average
      net assets                             1.22%(c)          1.21%          1.15%          1.07%         1.11%          1.20%
   Ratio of net investment income to
      average net assets                     0.26%(c)          0.06%         (0.16%)         0.21%         0.05%          0.60%
   Portfolio turnover                       68.17%           163.66%        134.74%        141.27%       134.38%        136.74%

----------
(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

----------------------------------------------------------------------------------------------------------------------
                                                                              NATIONWIDE INCOME FUND
                                                             ---------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED           YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                                              JUNE 30,         DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                               2001(a)           2000           1999        1998(b)
                                                              ----------       ----------    ----------   ----------
                                                             (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                           $    10.05       $     9.60    $    10.25   $    10.00
                                                              ----------       ----------    ----------   ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                     0.24             0.50          0.44         0.42
   Net realized and unrealized gains (losses) on investments        0.05             0.46         (0.65)        0.29
                                                              ----------       ----------    ----------   ----------
      Total investment activities                                   0.29             0.96         (0.21)        0.71
                                                              ----------       ----------    ----------   ----------

DISTRIBUTIONS:
   Net investment income                                           (0.24)           (0.51)        (0.43)       (0.42)
   Net realized gains                                                 --               --         (0.01)       (0.04)
                                                              ----------       ----------    ----------   ----------
      Total distributions                                          (0.24)           (0.51)        (0.44)       (0.46)
                                                              ----------       ----------    ----------   ----------
Net increase (decrease) in net asset value                          0.05             0.45         (0.65)        0.25
                                                              ----------       ----------    ----------   ----------
NET ASSET VALUE END OF PERIOD                                 $    10.10       $    10.05    $     9.60   $    10.25
                                                              ==========       ==========    ==========   ==========
Total Return                                                        2.85%(c)        10.27%        (2.01%)       7.13%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                          $   15,231       $   12,375    $    8,533   $    4,964
   Ratio of expenses to average net assets                          0.72%(d)         0.75%         0.75%        0.75%(d)
   Ratio of net investment income to average net assets             4.95%(d)         5.36%         4.68%        4.68%(d)
   Ratio of expenses to average net assets*                          (e)             0.97%         0.89%        1.01%(d)
   Portfolio turnover                                              16.72%           46.17%        88.39%      157.21%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from January 20, 1998 (commencement of operations) through December 31, 1998.

(c) Not annualized.

(d) Annualized.

(e) There were no fee reductions during the period.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------
                                                               STRONG NSAT MID CAP GROWTH FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997(b)
                                      -----------       -----------    -----------    -----------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $     16.63       $     20.44    $     11.70    $     10.21    $     10.00
                                      -----------       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)             (0.03)            (0.06)         (0.01)            --           0.01
   Net realized and unrealized
       gains (losses)on investments         (2.26)            (2.92)          9.87           1.49           0.21
                                      -----------       -----------    -----------    -----------    -----------
        Total investment activities         (2.29)            (2.98)          9.86           1.49           0.22
                                      -----------       -----------    -----------    -----------    -----------
DISTRIBUTIONS:
   Net investment income                       --                --             --             --          (0.01)
   Net realized gains                          --             (0.81)         (1.12)            --             --
   In excess of net realized gains             --             (0.02)            --             --             --
                                      -----------       -----------    -----------    -----------    -----------
        Total distributions                    --             (0.83)         (1.12)            --          (0.01)
                                      -----------       -----------    -----------    -----------    -----------
Net increase (decrease) in net
      asset value                           (2.29)            (3.81)          8.74           1.49           0.21
                                      -----------       -----------    -----------    -----------    -----------
NET ASSET VALUE END OF PERIOD         $     14.34       $     16.63    $     20.44    $     11.70    $     10.21
                                      ===========       ===========    ===========    ===========    ===========
Total Return                               (13.77%(c)        (15.38%)        84.75%         14.59%          2.20%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $   216,194       $   244,804    $    99,091    $    10,342    $     1,347
   Ratio of expenses to average
      net assets                             1.00%(d)          1.00%          1.00%          1.00%          1.00%(d)
   Ratio of net investment income to
      average net assets                    (0.46%)(d)        (0.40%)        (0.15%)        (0.04%)         0.68%(d)
   Ratio of expenses to average
      net assets*                            1.17%(d)          1.17%          1.23%          1.55%          6.33%(d)
   Portfolio turnover                      337.32%           632.95%        637.83%        369.83%         27.32%

--------------------------------------------------------------------------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------
                                                              NATIONWIDE STRATEGIC VALUE FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997(b)
                                      -----------       -----------    -----------    -----------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $    10.04        $     9.41     $    10.12     $    10.15     $    10.00
                                      ----------        ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)             0.03              0.08           0.09           0.07           0.01
   Net realized and unrealized
       gains (losses) on investments       (0.08)             0.63          (0.41)         (0.03)          0.15
                                      ----------        ----------     ----------     ----------     ----------
        Total investment activities        (0.05)             0.71          (0.32)          0.04           0.16
                                      ----------        ----------     ----------     ----------     ----------

DISTRIBUTIONS:
   Net investment income                   (0.03)            (0.08)         (0.08)         (0.07)         (0.01)
   Net realized gains                         --                --          (0.14)            --             --
   In excess of net realized gains            --                --          (0.17)            --             --
                                      ----------        ----------     ----------     ----------     ----------
        Total distributions                (0.03)            (0.08)         (0.39)         (0.07)         (0.01)
                                      ----------        ----------     ----------     ----------     ----------
Net increase (decrease) in net
       asset value                         (0.08)             0.63          (0.71)         (0.03)          0.15
                                      ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD         $     9.96        $    10.04     $     9.41     $    10.12     $    10.15
                                      ==========        ==========     ==========     ==========     ==========
Total Return                               (0.46%)(c)         7.61%         (3.07%)         0.39%          1.63%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $   25,667        $   26,272     $   17,254     $   15,279     $    1,469
   Ratio of expenses to average
      net assets                            1.00%(d)          1.00%          1.00%          1.00%          1.00%(d)
   Ratio of net investment income to
      average net assets                    0.62%(d)          0.90%          0.88%          0.86%          0.96%(d)
   Ratio of expenses to average net
      assets*                               1.20%(d)          1.26%          1.22%          1.23%          5.54%(d)
   Portfolio turnover                     109.91%            78.80%        113.30%         68.65%          5.38%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------
                                                         FEDERATED NSAT EQUITY INCOME FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                       JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2001(a)            2000            1999          1998            1997(b)
                                      -----------       -----------    -----------    -----------    -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $    11.99        $    13.53     $    11.47    $    10.16      $    10.00
                                      ----------        ----------     ----------    ----------      ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)             0.07              0.12           0.05          0.10            0.02
   Net realized and unrealized
        gains (losses) on investments      (1.12)            (1.54)          2.06          1.44            0.16
                                      ----------        ----------     ----------    ----------      ----------
        Total investment activities        (1.05)            (1.42)          2.11          1.54            0.18
                                      ----------        ----------     ----------    ----------      ----------
DISTRIBUTIONS:
   Net investment income                   (0.07)            (0.12)         (0.04)        (0.10)          (0.02)
   Net realized gains                         --                --          (0.01)        (0.13)             --
                                      ----------        ----------     ----------    ----------      ----------
        Total distributions                (0.07)            (0.12)         (0.05)        (0.23)          (0.02)
                                      ----------        ----------     ----------    ----------      ----------
Net increase (decrease) in net
        asset value                        (1.12)            (1.54)          2.06          1.31            0.16
                                      ----------        ----------     ----------    ----------      ----------
NET ASSET VALUE END OF PERIOD         $    10.87        $    11.99     $    13.53    $    11.47      $    10.16
                                      ==========        ==========     ==========    ==========      ==========
Total Return                               (8.75%)(c)       (10.62%)        18.49%        15.13%           1.77%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $   67,307        $   55,951     $   29,189    $   14,194      $    1,610
   Ratio of expenses to average
      net assets                            0.95%(d)          0.95%          0.95%         0.95%           0.95%(d)
   Ratio of net investment income to
      average net assets                    1.26%(d)          0.96%          0.43%         1.11%           1.34%(d)
   Ratio of expenses to average
      net assets*                           1.08%(d)          1.11%          1.09%         1.15%           5.63%(d)
   Portfolio turnover                      59.56%            72.32%         45.16%        49.12%          14.52%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------
                                                            FEDERATED NSAT HIGH INCOME BOND FUND
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED          YEAR ENDED     YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                       JUNE 30,        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2001(a)           2000           1999         1998           1997(b)
                                      -----------      -----------   -----------   -----------   -------------
                                     (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                $     7.89       $     9.52    $    10.04    $    10.12    $    10.00
                                      ----------       ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)             0.40             0.89          0.83          0.66          0.11
   Net realized and unrealized
       gains (losses) on investments       (0.23)           (1.62)        (0.52)        (0.08)         0.12
                                      ----------       ----------    ----------    ----------    ----------
        Total investment activities         0.17            (0.73)         0.31          0.58          0.23
                                      ----------       ----------    ----------    ----------    ----------
DISTRIBUTIONS:
   Net investment income                   (0.39)           (0.89)        (0.83)        (0.66)        (0.11)
   Tax return of capital                      --            (0.01)           --            --            --
                                      ----------       ----------    ----------    ----------    ----------
        Total distributions                (0.39)           (0.90)        (0.83)        (0.66)        (0.11)
                                      ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net
      asset value                          (0.22)           (1.63)        (0.52)        (0.08)         0.12
                                      ----------       ----------    ----------    ----------    ----------
NET ASSET VALUE END OF PERIOD         $     7.67       $     7.89    $     9.52    $    10.04    $    10.12
                                      ==========       ==========    ==========    ==========    ==========
Total Return                                2.23%(c)        (8.28%)        3.19%         5.80%         2.28%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)  $   97,822       $   78,631    $   64,754    $   36,630    $    6,029
   Ratio of expenses to average
      net assets                            0.95%(d)         0.95%         0.95%         0.95%         0.95%(d)
   Ratio of net investment income
      to average net assets                10.29%(d)        10.44%         8.81%         7.88%         6.96%(d)
   Ratio of expenses to average
      net assets*                           1.05%(d)         1.12%         1.15%         1.12%         2.18%(d)
   Portfolio turnover                      19.25%           18.12%        22.04%        24.25%         7.37%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                       J.P. MORGAN NSAT BALANCED FUND
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                               JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2001(a)            2000            1999          1998            1997(b)
                                              -----------       -----------    -----------    -----------    -------------
                                             (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                         $     10.00       $     10.31    $     10.58   $     10.10   $     10.00
                                               -----------       -----------    -----------   -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                       0.11              0.28           0.37          0.30          0.05
   Net realized and unrealized gains (losses)
        on investments                               (0.29)            (0.30)         (0.28)         0.51          0.10
                                               -----------       -----------    -----------   -----------   -----------
         Total investment activities                 (0.18)            (0.02)          0.09          0.81          0.15
                                               -----------       -----------    -----------   -----------   -----------
DISTRIBUTIONS:
   Net investment income                             (0.11)            (0.29)         (0.36)        (0.30)        (0.05)
   Net realized gains                                   --                --             --         (0.03)           --
                                               -----------       -----------    -----------   -----------   -----------
        Total distributions                          (0.11)            (0.29)         (0.36)        (0.33)        (0.05)
                                               -----------       -----------    -----------   -----------   -----------
Net increase (decrease) in net asset value           (0.29)            (0.31)         (0.27)         0.48          0.10
                                               -----------       -----------    -----------   -----------   -----------
NET ASSET VALUE END OF PERIOD                  $      9.71       $     10.00    $     10.31   $     10.58   $     10.10
                                               ===========       ===========    ===========   ===========   ===========

Total Return                                         (1.65%)(c)        (0.35%)         0.87%         8.07%         1.46%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)           $   135,581       $   112,577    $    78,157   $    40,885   $     1,886
   Ratio of expenses to average net assets            0.90%(d)          0.90%          0.90%         0.90%         0.90%(d)
   Ratio of net investment income to average
      net assets                                      2.44%(d)          2.86%          3.68%         3.81%         4.08%(d)
   Ratio of expenses to average net assets*           1.04%(d)          1.07%          1.00%         0.96%         4.90%(d)
   Portfolio turnover                                67.61%           252.43%        103.69%       137.35%         0.19%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                        MAS NSAT MULTI SECTOR BOND FUND
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                               JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2001(a)            2000            1999          1998            1997(b)
                                              -----------       -----------    -----------    -----------    -------------
                                              (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                         $      9.28       $      9.37    $      9.82   $     10.05   $     10.00
                                               -----------       -----------    -----------   -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                       0.28              0.61           0.61          0.48          0.05
   Net realized and unrealized gains (losses)
      on investments                                 (0.21)            (0.10)         (0.47)        (0.22)         0.05
                                               -----------       -----------    -----------   -----------   -----------
         Total investment activities                  0.07              0.51           0.14          0.26          0.10
                                               -----------       -----------    -----------   -----------   -----------
DISTRIBUTIONS:
   Net investment income                             (0.27)            (0.60)         (0.59)        (0.47)        (0.05)
   Net realized gains                                   --                --             --         (0.01)           --
   Tax return of capital                                --                --             --         (0.01)           --
                                               -----------       -----------    -----------   -----------   -----------
         Total distributions                         (0.27)            (0.60)         (0.59)        (0.49)        (0.05)
                                               -----------       -----------    -----------   -----------   -----------
Net increase (decrease) in net asset value           (0.20)            (0.09)         (0.45)        (0.23)         0.05
                                               -----------       -----------    -----------   -----------   -----------
NET ASSET VALUE END OF PERIOD                  $      9.08       $      9.28    $      9.37   $      9.82   $     10.05
                                               ===========       ===========    ===========   ===========   ===========

Total Return                                          0.76%(c)          5.65%          1.56%         2.60%         1.04%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)           $   157,557       $   132,227    $    72,862   $    36,965   $     2,032
   Ratio of expenses to average net assets            0.90%(d)          0.90%          0.90%         0.90%         0.90%(d)
   Ratio of net investment income to average
      net assets                                      6.42%(d)          7.07%          7.03%         6.42%         4.77%(d)
   Ratio of expenses to average net assets*           1.04%(d)          1.09%          1.02%         0.96%         4.41%(d)
   Portfolio turnover                               189.29%           399.03%        242.89%       287.69%        48.90%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                     NATIONWIDE SMALL CAP VALUE FUND
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                               JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2001(a)            2000            1999          1998           1997(b)
                                              -----------       -----------    -----------    -----------    -------------
                                              (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                         $      8.70       $      9.72    $      9.49    $      9.79   $     10.00
                                               -----------       -----------    -----------    -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                         --             (0.02)         (0.02)         (0.01)         0.01
   Net realized and unrealized gains (losses)
        on investments                                2.70              1.06           2.38          (0.29)        (0.17)
                                               -----------       -----------    -----------    -----------   -----------
         Total investment activities                  2.70              1.04           2.36          (0.30)        (0.16)
                                               -----------       -----------    -----------    -----------   -----------
DISTRIBUTIONS:
   Net investment income                                --                --             --             --         (0.01)
   Net realized gains                                   --             (2.06)         (2.13)            --         (0.04)
                                               -----------       -----------    -----------    -----------   -----------
         Total distributions                            --             (2.06)         (2.13)            --         (0.05)
                                               -----------       -----------    -----------    -----------   -----------
Net increase (decrease) in net asset value            2.70             (1.02)          0.23          (0.30)        (0.21)
                                               -----------       -----------    -----------    -----------   -----------
NET ASSET VALUE END OF PERIOD                  $     11.40       $      8.70    $      9.72    $      9.49   $      9.79
                                               ===========       ===========    ===========   ===========   ===========

Total Return                                         31.03%(c)         11.20%         27.84%         (3.06%)       (1.61%)(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)           $   554,279       $   280,110    $   131,929    $    50,439   $     2,069
   Ratio of expenses to average net assets            1.05%(d)          1.05%          1.05%          1.05%         1.05%(d)
   Ratio of net investment income to average
      net assets                                     (0.02%)(d)        (0.31%)        (0.28%)        (0.21%)        0.50%(d)
   Ratio of expenses to average net assets*           1.17%(d)          1.20%          1.27%          1.33%         6.31%(d)
   Portfolio turnover                                91.50%           181.85%        270.26%        283.65%         8.38%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------

                                                                             NATIONWIDE SMALL CAP GROWTH FUND
                                                               ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED            YEAR ENDED           PERIOD ENDED
                                                               JUNE 30, 2001(a)    DECEMBER 31, 2000   DECEMBER 31, 1999(b)
                                                               ---------------     ----------------    -------------------
                                                                  (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                                 $ 16.24            $ 19.69               $ 10.00
                                                                    -------            -------               -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                       (0.03)             (0.02)                (0.01)
   Net realized and unrealized gains (losses) on investments          (0.79)             (3.10)                10.48
                                                                    -------            -------               -------
           Total investment activities                                (0.82)             (3.12)                10.47
                                                                    -------            -------               -------
DISTRIBUTIONS:
   Net realized gains                                                  --                (0.31)                (0.78)
   In excess of net realized gains                                     --                (0.02)                 --
                                                                    -------            -------               -------
         Total distributions                                           --                (0.33)                (0.78)

                                                                    -------            -------               -------
Net increase (decrease) in net asset value                            (0.82)             (3.45)                 9.69
                                                                    -------            -------               -------
NET ASSET VALUE END OF PERIOD                                       $ 15.42            $ 16.24               $ 19.69
                                                                    =======            =======               =======

Total Return                                                          (5.05%)(c)        (16.17%)              105.01%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                $123,94            $93,891               $19,541
   Ratio of expenses to average net assets                             1.30%(d)           1.30%                 1.30%(d)
   Ratio of net investment income to average net assets               (0.51%)(d)         (0.22%)               (0.24%)(d)
   Ratio of expenses to average net assets*                            1.45%(d)           1.60%                 3.40%(d)
   Portfolio turnover                                                 70.67%            182.48%               130.98%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from May 1, 1999 (commencement of operations) through December 31, 1999.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-------------------------------------------------------------------------------------------------------------------------
                                                                    NATIONWIDE GLOBAL 50 FUND
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                               JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2001(a)            2000            1999          1998           1997(b)
                                              -----------       -----------    -----------    -----------    -------------
                                              (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                         $    11.65       $    13.89    $    11.75    $    10.10    $    10.00
                                               ----------       ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                      0.06             0.13          0.07          0.11          0.02
   Net realized and unrealized gains (losses)
        on investments                              (1.73)           (1.81)         2.60          1.81          0.10
                                               ----------       ----------    ----------    ----------    ----------
         Total investment activities                (1.67)           (1.68)         2.67          1.92          0.12
                                               ----------       ----------    ----------    ----------    ----------

DISTRIBUTIONS:
   Net investment income                            (0.11)           (0.11)        (0.04)        (0.07)        (0.02)
   In excess of net investment income                  --               --         (0.01)        (0.12)           --
   Net realized gains                                  --            (0.11)        (0.48)        (0.08)           --
   In excess of net realized gains                     --            (0.33)           --            --            --
   Tax return of capital                               --            (0.01)           --            --            --
                                               ----------       ----------    ----------    ----------    ----------
         Total distributions                        (0.11)           (0.56)        (0.53)        (0.27)        (0.02)
                                               ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value          (1.78)           (2.24)         2.14          1.65          0.10
                                               ----------       ----------    ----------    ----------    ----------
NET ASSET VALUE END OF PERIOD                  $     9.87       $    11.65    $    13.89    $    11.75    $    10.10
                                               ==========       ==========    ==========    ==========    ==========
Total Return                                       (14.31%)(c)      (12.32%)       22.92%        19.14%         1.18%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)           $   78,382       $   81,359    $   60,840    $   21,527    $    5,566
   Ratio of expenses to average net assets           1.20%(d)         1.20%         1.20%         1.20%         1.20%(d)
   Ratio of net investment income to average
      net assets                                     1.15%(d)         1.01%         0.31%         0.66%         1.00%(d)
   Ratio of expenses to average net assets*          1.34%(d)         1.42%         1.54%         1.46%         2.84%(d)
   Portfolio turnover                               71.54%          184.98%        79.22%        59.01%         9.32%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                    DREYFUS NSAT MID CAP INDEX FUND
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                               JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2001(a)            2000            1999          1998           1997(b)
                                              -----------       -----------    -----------    -----------    -------------
                                              (UNAUDITED)
NET ASSET VALUE
   BEGINNING OF PERIOD                         $     13.55       $     12.32    $     10.92   $      9.94   $     10.00
                                               -----------       -----------    -----------   -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                       0.04              0.07           0.05          0.09          0.02
   Net realized and unrealized gains (losses)
        on investments                                0.05              1.79           2.21          0.98         (0.06)
                                               -----------       -----------    -----------   -----------   -----------
         Total investment activities                  0.09              1.86           2.26          1.07         (0.04)
                                               -----------       -----------    -----------   -----------   -----------

DISTRIBUTIONS:
   Net investment income                             (0.04)            (0.08)         (0.03)        (0.08)        (0.02)
   In excess of net investment income                   --             (0.01)            --            --            --
   Net realized gains                                   --             (0.52)         (0.83)           --            --
   In excess of net realized gains                      --             (0.02)            --            --            --
   Tax return of capital                                --                --             --         (0.01)           --
                                               -----------       -----------    -----------   -----------   -----------
         Total distributions                         (0.04)            (0.63)         (0.86)        (0.09)        (0.02)
                                               -----------       -----------    -----------   -----------   -----------
Net increase (decrease) in net asset value            0.05              1.23           1.40          0.98         (0.06)
                                               -----------       -----------    -----------   -----------   -----------
NET ASSET VALUE END OF PERIOD                  $     13.60       $     13.55    $     12.32   $     10.92   $      9.94
                                               ===========       ===========    ===========   ===========   ===========
Total Return                                          0.66%(c)         15.21%         20.92%        10.81%        (0.36%)(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)           $   221,105       $   145,350    $    20,259   $    10,849   $     3,214
   Ratio of expenses to average net assets            0.65%(d)          0.65%          1.03%         1.20%         1.20%(d)
   Ratio of net investment income to average
      net assets                                      0.59%(d)          0.68%          0.56%         0.79%         1.55%(d)
   Ratio of expenses to average net assets*           0.82%(d)          0.90%          1.74%         1.54%         3.31%(d)
   Portfolio turnover                                 9.73%            83.45%        275.04%       119.37%         7.81%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.

(c) Not annualized.

(d) Annualized.

 See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------
                                                                        TURNER NSAT             GARTMORE NSAT MILLENNIUM
                                                                     GROWTH  FOCUS FUND               GROWTH FUND
                                                              ------------------------------  ----------------------------
                                                                SIX MONTHS                    SIX MONTHS
                                                                 ENDED        PERIOD ENDED       ENDED       PERIOD ENDED
                                                                JUNE 30,       DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                                                2001(a)          2000(b)        2001(a)         2000(b)
                                                              ----------       ----------      ----------      ----------
                                                             (UNAUDITED)                       (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                           $     5.97       $    10.00      $     7.36      $    10.00
                                                              ----------       ----------      ----------      ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                    (0.01)           (0.01)          (0.02)          (0.05)
   Net realized and unrealized gains (losses) on investments       (1.61)           (4.02)          (2.18)          (2.59)
                                                              ----------       ----------      ----------      ----------
         Total investment activities                               (1.62)           (4.03)          (2.20)          (2.64)
                                                              ----------       ----------      ----------      ----------
Net increase (decrease) in net asset value                         (1.62)           (4.03)          (2.20)          (2.64)
                                                              ----------       ----------      ----------      ----------
NET ASSET VALUE END OF PERIOD                                 $     4.35       $     5.97      $     5.16      $     7.36
                                                              ==========       ==========      ==========      ==========
Total Return                                                      (27.14%)(c)      (40.30%)(c)     (29.99%)(c)     (26.30%)(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                          $   11,770       $    5,530      $    2,582      $    3,682
   Ratio of expenses to average net assets                          1.35%(d)         1.35%(d)        1.40%(d)        1.40%(d)
   Ratio of net investment income to average net assets            (0.80%)(d)       (0.55%)(d)      (0.74%)(d)      (1.06%)(d)
   Ratio of expenses to average net assets*                         2.24%(d)         5.03%(d)        5.09%(d)        3.76%(d)
   Portfolio turnover                                             525.85%          867.40%         442.14%         215.10%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                      FINANCIAL HIGHLIGHTS-- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                               GARTMORE NSAT GLOBAL TECHNOLOGY             GARTMORE NSAT
                                                                   AND COMMUNICATIONS FUND               EMERGING MARKETS FUND
                                                               -------------------------------      -------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                  ENDED          PERIOD ENDED          ENDED         PERIOD ENDED
                                                                 JUNE 30,         DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                                  2001(a)           2000(b)           2001(a)           2000(c)
                                                                ----------        -----------        ----------       ----------
                                                                (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                             $     7.35        $    10.00        $     7.51       $    10.00
                                                                ----------        ----------        ----------       ----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                      (0.02)            (0.01)             0.05             --
   Net realized and unrealized gains (losses)
   on investments                                                    (2.12)            (2.48)             0.10            (2.48)
                                                                ----------        ----------        ----------       ----------
         Total investment activities                                 (2.14)            (2.49)             0.15            (2.48)
                                                                ----------        ----------        ----------       ----------
DISTRIBUTIONS:
   Net investment income                                              --                --               (0.04)            --
   In excess of net investment income                                 --                --                --              (0.01)
   In excess of net realized gains                                    --               (0.16)             --               --
                                                                ----------        ----------        ----------       ----------
         Total distributions                                          --               (0.16)            (0.04)           (0.01)
                                                                ----------        ----------        ----------       ----------
Net increase (decrease) in net asset value                           (2.14)            (2.65)             0.11            (2.49)
                                                                ----------        ----------        ----------       ----------
NET ASSET VALUE END OF PERIOD                                   $     5.21        $     7.35        $     7.62       $     7.51

                                                                ==========        ==========        ==========       ==========
Total Return                                                        (29.12%)(d)       (24.96%)(d)    2.01%(d)           (24.83%)(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                            $   16,975        $   12,127        $   10,185       $    3,991
   Ratio of expenses to average net assets                            1.35%(e)          1.35%(e)          1.75%(e)         1.75%(e)
   Ratio of net investment income to average net assets              (0.78%)(e)        (0.44%)(e)         1.10%(e)        (0.21%)(e)
   Ratio of expenses to average net assets*                           2.05%(e)          2.57%(e)          2.63%(e)         4.09%(e)
   Portfolio turnover                                               489.31%           305.36%            68.99%           43.33%

----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(d) Not annualized.

(e)  Annualized.

See notes to financial statements.

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                     FINANCIAL HIGHLIGHTS -- CLASS I SHARES
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------
                                                             GARTMORE NSAT INTERNATIONAL              GARTMORE NSAT GLOBAL
                                                                      GROWTH FUND                     HEALTH SCIENCES FUND
                                                       -------------------------------------  --------------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                             ENDED          PERIOD ENDED           ENDED            PERIOD ENDED
                                                       JUNE 30, 2001(a)  DECEMBER 31, 2000(b) JUNE 30, 2001(a)  DECEMBER 31, 2000(c)
                                                       ---------------   -------------------  ----------------  --------------------
                                                          (UNAUDITED)                          (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD                       $    8.62          $  10.00           $   9.83             $  10.00
                                                          ---------          --------           --------             --------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                0.02             (0.01)              0.01                --
   Net realized and unrealized gains (losses)
        on investments                                        (1.70)            (1.37)             (0.29)               (0.17)
                                                          ---------          --------           --------             --------
          Total investment activities                         (1.68)            (1.38)             (0.28)               (0.17)
                                                          ---------          --------           --------             --------
DISTRIBUTIONS:
   Net investment income                                      (0.02)            --                 (0.02)               --
                                                          ---------          --------           --------             --------
          Total distributions                                 (0.02)            --                 (0.02)               --
                                                          ---------          --------           --------             --------
Net increase (decrease) in net asset value                    (1.70)            (1.38)             (0.30)               (0.17)
                                                          ---------          --------           --------             --------
NET ASSET VALUE END OF PERIOD                             $    6.92          $   8.62           $   9.53             $   9.83
                                                          =========          ========           ========             ========
Total Return                                                 (19.59%)(d)       (13.70%)(d)         (2.86%)(d)           (1.70%)(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                        $10,358          $  9,239           $  2,387             $  2,458
   Ratio of expenses to average net assets                     1.60%(e)          1.60%(e)           1.12%(e)             1.00%(e)
   Ratio of net investment income to average net assets        0.39%(e)         (0.17%)(e)          0.14%(e)            (1.00%)(e)
   Ratio of expenses to average net assets*                    3.06%(e)          2.88%(e)           6.53%(e)            28.69%(e)
   Portfolio turnover                                        122.22%            93.02%            361.20%                0.00%

-----------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(a) The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(b) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.

(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION

Nationwide Separate Account Trust (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies, as well as to other open-end investment companies ("fund of funds") organized by an affiliate of Villanova Mutual Fund Capital Trust ("VMF"), one of the Trust's investment advisers. The Trust was organized as a Massachusetts business trust as of June 30, 1981. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, "Nationwide") and the fund of funds, all of which are affiliated companies of Nationwide, have purchased shares of the Trust's series (individually a "Fund", collectively the "Funds").

The Trust currently operates twenty-two Funds. Effective May 1, 2001, the existing shares of each Fund were designated Class I Shares. This report contains the financial statements and financial highlights of the Funds listed below:

     o    Total Return Fund (Total Return)

     o    Capital Appreciation Fund (Capital Appreciation)

     o    Government Bond Fund (Government Bond)

     o    Money Market Fund (Money Market)

     o    Nationwide Small Company Fund (Small Company)

     o    Nationwide Income Fund (Income)

     o    Strong NSAT Mid Cap Growth Fund (Mid Cap Growth)

     o    Nationwide  Strategic  Value Fund  (Strategic  Value)

     o    Federated NSAT Equity Income Fund (Equity Income)

     o    Federated NSAT High Income Bond Fund (High Income Bond)

     o    J.P. Morgan NSAT Balanced Fund (Balanced)

     o    MAS NSAT Multi Sector Bond Fund (Multi Sector Bond)

     o    Nationwide Small Cap Value Fund (Small Cap Value)

     o    Nationwide Small Cap Growth Fund (Small Cap Growth)

     o    Nationwide Global 50 Fund (Global 50)

     o    Dreyfus NSAT Mid Cap Index Fund (Mid Cap Index)

     o    Turner NSAT Growth Focus Fund (Growth Focus)

     o    Gartmore NSAT Millennium Growth Fund (Millennium Growth)

     o Gartmore NSAT Global Technology and Communications Fund (Global Technology and Communications)

     o    Gartmore NSAT Emerging Markets Fund (Emerging Markets)

     o    Gartmore NSAT International Growth Fund (International Growth)

     o Gartmore NSAT Global Health Sciences Fund (Global Health Sciences) formerly known as Nationwide Global Life Sciences Fund II

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A) SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last quoted sale price, as provided by an independent pricing agent. Securities traded in the over-the-counter ("OTC") market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price, as provided by an independent pricing agent.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                           JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

Except as described in the following paragraph, bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by an independent pricing agent, the use of which has been approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Investments of the Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, subadviser, administrator, or sub-administrator, are priced at fair value under procedures approved by the Trust's Board of Trustees.

(B) REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under the repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price
(including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(C) FOREIGN CURRENCY TRANSACTIONS

Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized gains or losses arise from sales of foreign currencies, security transactions, the difference between the amounts of purchases and sales of securities, and the difference between income receipts and expense payments recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arise from accounting records denominated in foreign currencies and then translated into U.S. dollars.

(D) FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(E) FUTURES CONTRACTS

Certain Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in market value caused by changes in market interest rates, securities prices or currency exchange rates. Upon entering into a financial futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   Notes to Financial Statements -- Continued
                            June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

Futures contracts may also be entered into for non-hedging purposes. A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, currency exchange rates and the underlying hedged assets.

(F) MORTGAGE DOLLAR ROLLS

Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

(G) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available.

(H) DIVIDENDS TO SHAREHOLDERS

For all Funds excluding the Money Market Fund, dividends from net investment income, if any, are declared and paid quarterly. For the Money Market Fund, dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(I) EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(J) ORGANIZATION EXPENSES

Under the provisions of Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities", costs associated with organizing a portfolio which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Small Cap Growth, Growth Focus, Millennium Growth, Global Technology and Communications, Emerging Markets, International Growth, and Global Health Sciences Funds were expensed as incurred.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

Prior to June 30, 1998, for costs incurred in connection with the initial organization of the Income, Mid Cap Growth, Strategic Value, Equity Income, High Income Bond, Balanced, Multi Sector Bond, Small Cap Value, Global 50, and Mid Cap Index Funds were paid by the investment adviser and were reimbursed by the Funds. Such organization costs have been deferred and will be amortized straight-line over a period of sixty months from the commencement of operations.

(K) FEDERAL INCOME TAXES

Each  Fund's  policy  is to  qualify  or  continue  to  qualify  as a  regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes, as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

3. TRANSACTIONS WITH AFFILIATES

Under the terms of an Investment Advisory Agreement, VMF manages the investment of the assets and supervises the daily business affairs of the Funds except for the Emerging Markets and International Growth Funds. VMF also provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for certain of the Funds it advises. The subadvisers as listed below manage their respective Fund's investments and have the responsibility for making all investment decisions for the applicable Funds unless otherwise indicated. Additional information regarding the subadvised Funds is as follows:

         FUND                        SUBADVISER(S)
--------------------------------------------------------------------------------
         Small Company *             - The Dreyfus Corporation
                                     - Neuberger Berman, LLC
                                     - Lazard Asset Management
                                     - Strong Capital Management, Inc.
                                     - Waddell & Reed Investment Management
                                       Company
--------------------------------------------------------------------------------
         Income                      - NCM Capital Management Group, Inc.
                                     - Smith Graham & Co. Asset Managers, L.P.
--------------------------------------------------------------------------------
         Mid Cap Growth              - Strong Capital Management, Inc.
--------------------------------------------------------------------------------
         Strategic Value             - Strong Capital Management, Inc.
                                     - Strong & Schafer Capital Management, Inc.
                                       prior to March 12, 2001
--------------------------------------------------------------------------------
         Equity Income and           - Federated Investment Counseling
         High Income Bond
--------------------------------------------------------------------------------
         Multi Sector Bond           - Miller Anderson & Sherrerd, LLP
--------------------------------------------------------------------------------
         Small Cap Value*            - The Dreyfus Corporation
--------------------------------------------------------------------------------
         Mid Cap Index               - The Dreyfus Corporation
--------------------------------------------------------------------------------
         Small Cap Growth            - Miller Anderson & Sherrerd, LLP
                                     - Waddell & Reed Investment Management
                                       Company
                                     - Neuberger Berman, LLC
--------------------------------------------------------------------------------
         Global 50 and Balanced      - J.P. Morgan Investment Management, Inc.
--------------------------------------------------------------------------------
         Growth Focus                - Turner Investments Partners, Inc.
--------------------------------------------------------------------------------
         *VMF, as investment adviser, directly manages a portion of these Funds.


                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

Under the terms of another Investment Advisory Agreement, Villanova Global Asset Management Trust ("VGAMT") manages the investment of the assets and supervises the daily business affairs of the Emerging Markets and International Growth Funds. VGAMT also provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of Gartmore Global Partners ("GGP"), as the subadviser for these two Funds. GGP is an affiliate of VMF and VGAMT and manages each Fund's investments and has the responsibility for making all investment decisions for these two Funds.

Under the terms of the Investment Advisory Agreements, each Fund pays VMF or VGAMT, as applicable, an annual investment advisory fee, based on each Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, VMF or VGAMT pays fees to each applicable subadviser. Additional information regarding investment advisory fees for VMF, VGAMT and the subadvisory fees is as follows for the six months ended June 30, 2001:

                                                                                                            PAID TO
                                                      FEE               TOTAL                FEES              SUB-
FUND                                             SCHEDULE               FEES             RETAINED           ADVISER
---------------------------------------------------------------------------------------------------------------------
Total Return and                         Up to $1 billion              0.60%                0.60%              N/A
Capital Appreciation                      Next $1 billion             0.575%               0.575%              N/A
                                          Next $3 billion              0.55%                0.55%              N/A
                                       $5 billion or more              0.50%                0.50%              N/A
---------------------------------------------------------------------------------------------------------------------
Government Bond                          Up to $1 billion              0.50%                0.50%              N/A
                                          Next $1 billion             0.475%               0.475%              N/A
                                          Next $3 billion              0.45%                0.45%              N/A
                                       $5 billion or more              0.40%                0.40%              N/A
---------------------------------------------------------------------------------------------------------------------
Money Market                             Up to $1 billion              0.40%                0.40%              N/A
                                          Next $1 billion              0.38%                0.38%              N/A
                                          Next $3 billion              0.36%                0.36%              N/A
                                       $5 billion or more              0.34%                0.34%              N/A
---------------------------------------------------------------------------------------------------------------------
Small Company*                                 All assets              0.93%                0.33%            0.60%
---------------------------------------------------------------------------------------------------------------------
Income**                               Up to $100 million              0.45%                0.20%            0.25%
                                     $100 million or more              0.45%                0.30%            0.15%
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth*                        Up to $500 million              0.90%                0.40%            0.50%
                                     $500 million or more              0.85%                0.40%            0.45%
---------------------------------------------------------------------------------------------------------------------
Strategic Value                        Up to $500 million              0.90%                0.40%            0.50%
                                     $500 million or more              0.90%                0.45%            0.45%
---------------------------------------------------------------------------------------------------------------------
Equity Income and                       Up to $50 million              0.80%                0.40%            0.40%
High Income Bond*                       Next $200 million              0.65%                0.40%            0.25%
                                        Next $250 million              0.60%                0.40%            0.20%
                                     $500 million or more              0.55%                0.40%            0.15%
---------------------------------------------------------------------------------------------------------------------
Balanced*                              Up to $100 million              0.75%                0.40%            0.35%
                                     $100 million or more              0.70%                0.40%            0.30%
---------------------------------------------------------------------------------------------------------------------
Multi Sector Bond*                     Up to $200 million              0.75%                0.45%            0.30%
                                     $200 million or more              0.70%                0.45%            0.25%
---------------------------------------------------------------------------------------------------------------------
Small Cap Value*                       Up to $200 million              0.90%                0.40%            0.50%
                                     $200 million or more              0.85%                0.40%            0.45%
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth                               All assets              1.10%                0.50%            0.60%
---------------------------------------------------------------------------------------------------------------------

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           PAID TO
                                                      FEE              TOTAL                FEES              SUB-
FUND                                             SCHEDULE              FEES             RETAINED           ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Global 50*                              Up to $50 million              1.00%                0.40%            0.60%
                                      $50 million or more              0.95%                0.40%            0.55%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index*                         Up to $250 million              0.50%                0.40%            0.10%
                                        Next $250 million              0.49%                0.40%            0.09%
                                        Next $250 million              0.48%                0.40%            0.08%
                                        Next $250 million              0.47%                0.40%            0.07%
                                      $1 billion or more               0.45%               0.40%             0.05%
------------------------------------------------------------------------------------------------------------------------------------
Growth Focus***                        Up to $500 million              0.90%                0.35%            0.55%
                                        Next $1.5 billion              0.80%                0.35%            0.45%
                                       $2 billion or more              0.75%                0.35%            0.40%
------------------------------------------------------------------------------------------------------------------------------------
Millennium Growth                      Up to $250 million              1.03%                1.03%              N/A
                                        Next $750 million              1.00%                1.00%              N/A
                                          Next $1 billion              0.97%                0.97%              N/A
                                          Next $3 billion              0.94%                0.94%              N/A
                                       $5 billion or more              0.91%                0.91%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Technology and                          All assets              0.98%                0.98%              N/A
Communications
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                               All assets              1.15%               0.575%           0.575%
------------------------------------------------------------------------------------------------------------------------------------
International Growth                           All assets              1.00%                0.50%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
Global Health Sciences                         All assets              1.00%                1.00%              N/A
------------------------------------------------------------------------------------------------------------------------------------

* Represents new fee schedule that was effective May 1, 2001.

** Subject to a minimum subadvisory annual fee due from VMF of $15,000 for NCM Capital Management Group, Inc. and $25,000 for Smith Graham & Co. Asset Managers, L.P.

*** The Growth Focus Fund pays VMF a base management fee (as shown above) which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and VMF will receive the applicable base fee. The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The base fee is either increased or decreased by the following amounts at each breakpoint:

                           FEE                      FEE
                         SCHEDULE               ADJUSTMENT
                         --------               ----------
                    Up to $500 million           +/- 0.22%
                     Next $1.5 billion           +/- 0.18%
                    $2 billion or more           +/- 0.16%

VMF and VGAMT have voluntarily agreed to waive advisory fees (except where noted otherwise), and if necessary, reimburse expenses of certain Funds in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for Class I shares for each applicable Fund for the six months ended June 30, 2001:

                                   Continued

                       NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                            JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                  EXPENSE CAPS -                                  EXPENSE CAPS -
FUND             CLASS I SHARES     FUND                          CLASS I SHARES
-------------------------------     --------------------------------------------
Total Return          0.78%         Multi Sector Bond                     0.90%
Capital Appreciation  0.80%         Small Cap Value                       1.05%
Government Bond       0.66%         Small Cap Growth                      1.30%
Money Market          0.55%         Global 50                             1.20%
Small Company         1.25%         Mid Cap Index                         0.65%
Income                0.75%         Growth Focus*                         1.35%
Mid Cap Growth        1.00%         Millennium Growth*                    1.40%
Strategic Value       1.00%         Global Technology and Communications* 1.35%
Equity Income         0.95%         Emerging Markets*                     1.75%
High Income Bond      0.95%         International Growth*                 1.60%
Balanced              0.90%         Global Health Sciences*               1.35%





* Expense Caps shown are contractual through May 1, 2002 under Expense Limitation Agreements.

Pursuant to the Expense Limitation Agreements, VMF or VGAMT may request and receive reimbursement of the advisory fees waived or limited and other expenses reimbursed by them at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by VMF or VGAMT is not permitted. As of the period ended June 30, 2001, the cumulative reimbursements were $108,050, $108,910, $100,720, $74,006,
$108,712 and $64,569 for the Growth Focus, Millennium Growth, Global Technology and Communications, Emerging Markets, International Growth and Global Health Sciences Funds, respectively.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the six months ended June 30, 2001, the Funds paid fund administration fees according to the following schedule:



                                           FUND                                              FUND
                                 ADMINISTRATION                                    ADMINISTRATION
FUND                               FEE SCHEDULE    FUND                              FEE SCHEDULE
-----------------------------------------------    ----------------------------------------------
Total Return           Up to $1 billion   0.05%    Small Company       Up to $250 million    0.07%
Capital Appreciation  $1 billion or more  0.04%    Income              Next $750 million     0.05%
Government Bond                                    Mid Cap Growth      $1 billion or more    0.04%
Money Market                                       Strategic Value
                                                   Equity Income
                                                   High Income Bond
                                                   Balanced
                                                   Multi Sector Bond
                                                   Small Cap Value
                                                   Small Cap Growth*
                                                   Global 50
                                                   Mid Cap Index
                                                   Growth Focus*
                                                   Millennium Growth*
                                                   Global Technology and
                                                   Communications*
                                                   Emerging Markets*
                                                   International Growth*
                                                   Global Health
                                                   Sciences*

* Subject to a minimum of $75,000 per year.

                                   Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI receives fees of 0.01% of the average daily net assets, calculated daily and paid monthly.

VSA and NISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers and financial institutions which may include Nationwide Financial Services, Inc., which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares, calculated daily and paid monthly.

4. BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. These interest costs are included in the custodian fees in the Statement of Operations. No compensating balances are required. The Income, Equity Income and Growth Focus Funds had outstanding borrowings as of June 30, 2001 at an interest rate of 4.18% for each Fund.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2001 are summarized as follows:

     FUND                                     PURCHASES                SALES
--------------------------------------------------------------------------------
     Total Return                            $529,039,602           $565,233,954
     Capital Appreciation                     522,643,928            525,702,525
     Government Bond                          488,187,290            302,036,379
     Small Company                            516,747,460            482,845,347
     Income                                     6,238,657              2,214,928
     Mid Cap Growth                           726,051,308            714,485,602
     Strategic Value                           26,079,361             28,494,285
     Equity Income                             51,016,375             32,858,959
     High Income Bond                          40,142,764             15,921,100
     Balanced                                 104,854,704             81,856,785
     Multi Sector Bond                        227,211,635            216,173,813
     Small Cap Value                          534,241,712            384,890,750
     Small Cap Growth                          83,453,240             61,064,409
     Global 50                                 61,014,201             51,564,290
     Mid Cap Index                             82,690,289             16,281,815
     Growth Focus                              55,637,558             46,608,416
     Millennium Growth                         12,406,753             11,822,287
     Global Technology and Communications      70,183,305             60,170,085
     Emerging Markets                           9,729,944              5,331,135
     International Growth                      11,568,004             10,125,560
     Global Health Sciences                     9,886,657              7,650,978

                                    Continued

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

                      NATIONWIDE(R) SEPARATE ACCOUNT TRUST
                              SHAREHOLDER MEETING
                                  (UNAUDITED)
--------------------------------------------------------------------------------

On August 2, 2001, a Special Meeting of Shareholders of the Nationwide Small Company Fund was held. The matter considered at the meeting, together with the actual vote tabulation relating to such matter is as follows:

          To approve a new subadvisory agreement among Gartmore Global Partners ("GGP"), VMF and the Trust so that GGP would replace Lazard Asset Management, currently one of five subadvisers for the Small Company Fund, as a subadviser for such Fund. Such new subadvisory agreement became effective on August 15, 2001.

          FUND                                FOR          AGAINST      ABSTAIN
--------------------------------------------------------------------------------
         Nationwide Small Company Fund     38,636,618      535,305     1,702,583

On August 2, 2001, a Special Meeting of Shareholders of the Nationwide Strategic Value Fund was held. The matter considered at the meeting, together with the actual vote tabulation relating to such matter is as follows:

          To  re-approve   the   subadvisory   agreement   with  Strong  Capital
          Management, Inc. for the Strategic Value Fund.

          FUND                                FOR           AGAINST     ABSTAIN
--------------------------------------------------------------------------------
         Nationwide Strategic Value Fund    2,456,240       64,929      132,411